UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

MFS® Blended Research℠ Core Equity Portfolio

(formerly Massachusetts Investors Trust Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

CGS-SEM

MFS® BLENDED RESEARCHSM CORE EQUITY PORTFOLIO

(formerly Massachusetts Investors Trust Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.7%
Johnson & Johnson	2.7%
Wal-Mart Stores, Inc.	2.2%
Intel Corp.	2.0%
Oracle Corp.	1.9%
Merck & Co., Inc.	1.8%
PepsiCo, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Procter & Gamble Co.	1.8%
International Business Machines Corp.	1.8%

Equity sectors
Technology	15.6%
Financial Services	12.6%
Health Care	12.5%
Energy	11.7%
Utilities & Communications	10.4%
Industrial Goods & Services	8.6%
Consumer Staples	7.4%
Retailing	5.6%
Basic Materials	4.9%
Leisure	4.7%
Special Products & Services	2.1%
Transportation	1.6%
Autos & Housing	1.2%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.60%	$1,000.00	$903.86	$2.84
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
Service Class	Actual	0.85%	$1,000.00	$902.62	$4.02
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.8%
Boeing Co.	45,400	$2,983,682
Lockheed Martin Corp.	107,860	10,641,468
Northrop Grumman Corp.	146,060	9,771,414

		$23,396,564

Apparel Manufacturers – 0.7%
Coach, Inc. (a)	203,240	$5,869,571

Automotive – 0.3%
Goodyear Tire & Rubber Co. (a)	155,650	$2,775,240

Biotechnology – 1.5%
Amgen, Inc. (a)	197,100	$9,295,236
Genentech, Inc. (a)	36,230	2,749,857

		$12,045,093

Broadcasting – 1.0%
Walt Disney Co.	251,160	$7,836,192

Brokerage & Asset Managers – 2.3%
Goldman Sachs Group, Inc.	70,420	$12,316,458
Invesco Ltd.	54,600	1,309,308
Morgan Stanley	142,200	5,129,154

		$18,754,920

Business Services – 2.1%
Accenture Ltd., “A”	87,830	$3,576,438
Visa, Inc., “A”	30,100	2,447,431
Western Union Co.	457,280	11,303,962

		$17,327,831

Cable TV – 1.7%
Comcast Corp., “A”	279,760	$5,307,047
Time Warner Cable, Inc. (a)(l)	338,720	8,969,306

		$14,276,353

Chemicals – 1.5%
3M Co.	61,480	$4,278,393
PPG Industries, Inc.	27,810	1,595,460
Terra Nitrogen Co. LP (l)	48,940	6,354,370

		$12,228,223

Computer Software – 4.1%
Microsoft Corp.	276,250	$7,599,638
Oracle Corp. (a)	746,020	15,666,420
Salesforce.com, Inc. (a)	74,510	5,083,817
VeriSign, Inc. (a)	144,480	5,461,344

		$33,811,219

Computer Software – Systems – 5.0%
Apple Computer, Inc. (a)	78,420	$13,130,645
EMC Corp. (a)	355,660	5,224,645
Hewlett-Packard Co.	180,630	7,985,652
International Business Machines Corp.	122,970	14,575,634

		$40,916,576

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.9%
NVR, Inc. (a)	14,210	$7,106,137

Consumer Goods & Services – 2.0%
Colgate-Palmolive Co.	31,990	$2,210,509
Procter & Gamble Co.	239,970	14,592,576

		$16,803,085

Electrical Equipment – 3.2%
Anixter International, Inc. (a)(l)	107,490	$6,394,580
General Electric Co.	434,260	11,590,399
WESCO International, Inc. (a)	203,540	8,149,742

		$26,134,721

Electronics – 3.0%
Applied Materials, Inc.	183,110	$3,495,570
Intel Corp.	777,780	16,706,714
National Semiconductor Corp.	225,030	4,622,116

		$24,824,400

Energy – Independent – 1.6%
Apache Corp.	42,460	$5,901,940
Devon Energy Corp.	40,210	4,831,634
Valero Energy Corp.	60,170	2,477,801

		$13,211,375

Energy – Integrated – 7.2%
Chevron Corp.	53,630	$5,316,342
Exxon Mobil Corp.	440,940	38,860,042
Hess Corp.	66,100	8,341,159
Marathon Oil Corp.	132,300	6,862,401

		$59,379,944

Food & Beverages – 3.5%
Coca-Cola Co.	55,110	$2,864,618
General Mills, Inc.	180,160	10,948,323
PepsiCo, Inc.	234,400	14,905,496

		$28,718,437

Food & Drug Stores – 1.5%
CVS Caremark Corp.	310,340	$12,280,154

Gaming & Lodging – 0.7%
International Game Technology	90,900	$2,270,682
Royal Caribbean Cruises Ltd. (l)	144,500	3,246,915

		$5,517,597

General Merchandise – 2.2%
Wal-Mart Stores, Inc.	315,600	$17,736,720

Health Maintenance Organizations – 1.6%
CIGNA Corp.	109,780	$3,885,114
WellPoint, Inc. (a)	200,880	9,573,941

		$13,459,055

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 4.1%
Allstate Corp.	69,910	$3,187,197
American International Group, Inc.	41,537	1,099,069
Hartford Financial Services Group, Inc.	119,080	7,688,996
MetLife, Inc.	57,240	3,020,555
Prudential Financial, Inc.	141,400	8,447,236
Travelers Cos., Inc.	226,570	9,833,138

		$33,276,191

Internet – 1.4%
Google, Inc., “A” (a)	21,220	$11,170,632

Leisure & Toys – 0.2%
Electronic Arts, Inc. (a)	37,290	$1,656,795

Machinery & Tools – 2.3%
Eaton Corp.	112,360	$9,547,229
Timken Co.	285,630	9,408,652

		$18,955,881

Major Banks – 5.6%
Bank of America Corp.	534,070	$12,748,251
Bank of New York Mellon Corp.	270,688	10,240,127
JPMorgan Chase & Co.	428,250	14,693,258
State Street Corp.	85,280	5,457,067
UnionBanCal Corp.	64,550	2,609,111

		$45,747,814

Medical Equipment – 1.9%
Boston Scientific Corp. (a)	222,840	$2,738,704
Cooper Cos., Inc. (l)	82,070	3,048,901
Medtronic, Inc.	90,630	4,690,103
Zimmer Holdings, Inc. (a)	69,830	4,751,932

		$15,229,640

Metals & Mining – 2.0%
Allegheny Technologies, Inc. (l)	26,310	$1,559,657
Freeport-McMoRan Copper & Gold, Inc.	49,550	5,806,765
United States Steel Corp.	48,450	8,952,591

		$16,319,013

Natural Gas – Distribution – 0.3%
Questar Corp.	39,920	$2,835,917

Natural Gas – Pipeline – 3.0%
El Paso Corp. (l)	491,270	$10,680,210
Williams Cos., Inc.	353,350	14,243,539

		$24,923,749

Network & Telecom – 1.5%
Cisco Systems, Inc. (a)	448,480	$10,431,645
Juniper Networks, Inc. (a)	74,550	1,653,519
Nortel Networks Corp. (a)(l)	3,735	30,702

		$12,115,866

Oil Services – 2.9%
Halliburton Co.	179,480	$9,525,004
Helix Energy Solutions Group, Inc. (a)(l)	41,700	1,736,388
Noble Corp.	64,460	4,187,322
Pride International, Inc. (a)	65,470	3,096,076
Tidewater, Inc. (l)	76,900	5,000,807

		$23,545,597

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Personal Computers & Peripherals – 0.6%
Western Digital Corp. (a)	142,380	$4,916,381

Pharmaceuticals – 7.5%
Bristol-Myers Squibb Co.	543,100	$11,149,843
Johnson & Johnson	345,950	22,258,423
Merck & Co., Inc.	396,770	14,954,261
Pfizer, Inc.	111,500	1,947,905
Schering-Plough Corp.	216,740	4,267,611
Wyeth	141,310	6,777,228

		$61,355,271

Pollution Control – 0.3%
Allied Waste Industries, Inc. (a)	186,070	$2,348,203

Railroad & Shipping – 1.6%
Frontline Ltd. (l)	58,940	$4,112,833
Union Pacific Corp.	115,310	8,705,905

		$12,818,738

Real Estate – 0.6%
Equity Residential, REIT	128,940	$4,934,534

Restaurants – 1.1%
Darden Restaurants, Inc.	277,950	$8,877,723

Specialty Chemicals – 1.4%
Praxair, Inc.	124,470	$11,730,053

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	47,860	$1,858,404
Ross Stores, Inc.	133,950	4,757,904
Staples, Inc.	120,280	2,856,650

		$9,472,958

Telephone Services – 3.4%
AT&T, Inc.	267,670	$9,017,802
Embarq Corp.	146,690	6,934,036
Qwest Communications International, Inc. (l)	786,630	3,091,456
Verizon Communications, Inc.	241,150	8,536,710

		$27,580,004

Tobacco – 1.9%
Altria Group, Inc.	239,120	$4,916,307
Philip Morris International, Inc.	216,630	10,699,356

		$15,615,663

Utilities – Electric Power – 3.7%
American Electric Power Co., Inc.	235,280	$9,465,314
Edison International	186,380	9,576,204
FirstEnergy Corp.	42,810	3,524,547
FPL Group, Inc.	124,310	8,152,250

		$30,718,315

Total Common Stocks (Identified Cost, $835,863,201)		$810,554,345

SHORT-TERM OBLIGATIONS – 0.5%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$4,183,000	$4,183,000

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 5.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	41,257,667	$41,257,667

Total Investments (Identified Cost, $881,303,868)		$855,995,012

OTHER ASSETS, LESS LIABILITIES – (4.5)%		(36,566,873)

Net Assets – 100.0%		$819,428,139

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financials

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $48,054,540 of securities on loan (identified cost, $881,303,868)	$855,995,012
Cash	144
Receivable for investments sold	8,609,080
Receivable for fund shares sold	96,750
Interest and dividends receivable	898,976
Receivable from investment adviser	18,938
Other assets	11,558
Total assets		$865,630,458
Liabilities
Payable for fund shares reacquired	$4,740,745
Collateral for securities loaned, at value (c)	41,257,667
Payable to affiliates
Management fee	49,602
Distribution fees	7,895
Administrative services fee	2,191
Payable for trustees’ compensation	18,589
Accrued expenses and other liabilities	125,630
Total liabilities		$46,202,319
Net assets		$819,428,139
Net assets consist of
Paid-in capital	$880,097,458
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(25,307,435)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(41,096,600)
Undistributed net investment income	5,734,716
Net assets		$819,428,139
Shares of beneficial interest outstanding		25,926,187
Initial Class shares
Net assets	$534,304,789
Shares outstanding	16,866,677
Net asset value per share		$31.68
Service Class shares
Net assets	$285,123,350
Shares outstanding	9,059,510
Net asset value per share		$31.47

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$8,389,264
Interest	416,881
Total investment income		$8,806,145
Expenses
Management fee	$2,457,131
Distribution fees	383,085
Administrative services fee	108,509
Trustees’ compensation	52,852
Custodian fee	76,182
Shareholder communications	33,233
Auditing fees	21,788
Legal fees	2,994
Miscellaneous	31,179
Total expenses		$3,166,953
Fees paid indirectly	(1,181)
Reduction of expenses by investment adviser	(99,294)
Net expenses		$3,066,478
Net investment income		$5,739,667
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(36,167,274)
Foreign currency transactions	8
Net realized gain (loss) on investments and foreign currency transactions		$(36,167,266)
Change in unrealized appreciation (depreciation)
Investments	$(63,287,755)
Translation of assets and liabilities in foreign currencies	880
Net unrealized gain (loss) on investments and foreign currency translation		$(63,286,875)
Net realized and unrealized gain (loss) on investments and foreign currency		$(99,454,141)
Change in net assets from operations		$(93,714,474)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$5,739,667	$11,134,237
Net realized gain (loss) on investments and foreign currency transactions	(36,167,266)	191,459,526
Net unrealized gain (loss) on investments and foreign currency translation	(63,286,875)	(135,346,125)
Change in net assets from operations	$(93,714,474)	$67,247,638
Distributions declared to shareholders
From net investment income
Initial Class	$(7,779,968)	$(9,003,386)
Service Class	(3,316,106)	(3,474,027)
Total distributions declared to shareholders	$(11,096,074)	$(12,477,413)
Change in net assets from fund share transactions	$(87,416,929)	$(189,920,509)
Total change in net assets	$(192,227,477)	$(135,150,284)
Net assets
At beginning of period	1,011,655,616	1,146,805,900
At end of period (including undistributed net investment income of $5,734,716 and $11,091,123, respectively)	$819,428,139	$1,011,655,616

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$35.51		$33.89	$30.15	$28.27	$25.51		$21.01
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.38	$0.37	$0.23	$0.25		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(3.61)		1.64	3.62	1.92	2.77		4.52
Total from investment operations	$(3.38)		$2.02	$3.99	$2.15	$3.02		$4.75
Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.40)	$(0.25)	$(0.27)	$(0.26)		$(0.25)
Net asset value, end of period	$31.68		$35.51	$33.89	$30.15	$28.27		$25.51
Total return (%) (k)(r)(s)	(9.61	)(n)	5.95	13.30	7.70	11.99	(b)	22.83	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.62	0.61	0.63	0.61		0.61
Expenses after expense reductions (f)	0.60	(a)	0.61	N/A	N/A	N/A		N/A
Net investment income	1.37	(a)	1.07	1.18	0.79	0.95		1.04
Portfolio turnover	39		102	35	49	78		78
Net assets at end of period (000 Omitted)	$534,305		$673,008	$826,937	$929,794	$1,073,587		$1,153,238

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$35.23		$33.65	$29.96	$28.13	$25.39		$20.94
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.29	$0.28	$0.16	$0.18		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(3.58)		1.63	3.61	1.90	2.77		4.49
Total from investment operations	$(3.40)		$1.92	$3.89	$2.06	$2.95		$4.67
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.34)	$(0.20)	$(0.23)	$(0.21)		$(0.22)
Net asset value, end of period	$31.47		$35.23	$33.65	$29.96	$28.13		$25.39
Total return (%) (k)(r)(s)	(9.74	)(n)	5.69	13.04	7.42	11.74	(b)	22.45	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	0.86	0.88	0.86		0.86
Expenses after expense reductions (f)	0.85	(a)	0.86	N/A	N/A	N/A		N/A
Net investment income	1.12	(a)	0.84	0.88	0.54	0.70		0.79
Portfolio turnover	39		102	35	49	78		78
Net assets at end of period (000 Omitted)	$285,123		$338,647	$319,869	$198,705	$82,053		$76,899

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

12

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$810,554,345	$45,440,667	$—	$855,995,012
Other Financial Instruments	$ —	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $48,054,540. These loans were collateralized by cash of $41,257,667 and U.S. Treasury obligations of $8,068,728.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$12,477,413

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$882,564,871
Gross appreciation	$61,446,255
Gross depreciation	(88,016,114)
Net unrealized appreciation (depreciation)	$(26,569,859)

As of 12/31/07
Undistributed ordinary income	$11,091,123
Capital Loss Carryforwards	(3,630,846)
Other temporary differences	(36,944)
Net unrealized appreciation (depreciation)	36,717,896

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Capital Loss Carryforward
12/31/11	$(3,630,846)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets. The investment advisor has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and

14

Notes to Financial Statements (unaudited) – continued

expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has agreed in writing to pay a portion of the operating expenses, exclusive of certain fees and expenses such that total annual fund operating expenses do not exceed 0.60% of Initial Class average daily net assets and 0.85% of Service Class average daily net assets. This written agreement will continue through April 30, 2010, unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $99,294 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The funds’ distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the funds’ Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0243% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $3,312 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $348,942,415 and $441,855,521, respectively.

15

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	105,708	$3,378,698	86,672	$3,059,054
Service Class	366,326	11,434,051	1,042,843	35,700,919
	472,034	$14,812,749	1,129,515	$38,759,973
Shares issued to shareholders in reinvestment of distributions
Initial Class	225,965	$7,779,968	250,233	$9,003,386
Service Class	96,934	3,316,106	97,176	3,474,027
	322,899	$11,096,074	347,409	$12,477,413
Shares reacquired
Initial Class	(2,419,414)	$(80,053,474)	(5,784,415)	$(204,630,142)
Service Class	(1,017,041)	(33,272,278)	(1,032,539)	(36,527,753)
	(3,436,455)	$(113,325,752)	(6,816,954)	$(241,157,895)
Net change
Initial Class	(2,087,741)	$(68,894,808)	(5,447,510)	$(192,567,702)
Service Class	(553,781)	(18,522,121)	107,480	2,647,193
	(2,641,522)	$(87,416,929)	(5,340,030)	$(189,920,509)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $2,320 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Blended Research℠ Growth Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
BRG-SEM

MFS® BLENDED RESEARCHSM GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	3.4%
Intel Corp.	2.7%
International Business Machines Corp.	2.4%
Google, Inc., “A”	2.4%
Wal-Mart Stores, Inc.	2.4%
Apple, Inc.	2.4%
Exxon Mobil Corp.	2.3%
Cisco Systems, Inc.	2.3%
Oracle Corp.	1.9%
Halliburton Co.	1.6%

Equity sectors
Technology	26.4%
Health Care	14.4%
Energy	10.4%
Retailing	7.9%
Consumer Staples	7.3%
Industrial Goods & Services	7.3%
Financial Services	6.0%
Leisure	5.4%
Utilities & Communications	4.6%
Basic Materials	4.4%
Special Products & Services	2.2%
Transportation	2.2%
Autos & Housing	0.5%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.60%	$1,000.00	$900.10	$2.83
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
Service Class	Actual	0.85%	$1,000.00	$898.12	$4.01
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 2.2%
Boeing Co.	886	$58,228
Lockheed Martin Corp.	400	39,464

		$97,692

Airlines – 0.5%
Southwest Airlines Co.	1,796	$23,420

Apparel Manufacturers – 1.4%
Coach, Inc. (a)	534	$15,422
NIKE, Inc., “B”	774	46,138

		$61,560

Automotive – 0.5%
Goodyear Tire & Rubber Co. (a)	1,372	$24,463

Biotechnology – 2.9%
Amgen, Inc. (a)	891	$42,020
Biogen Idec, Inc. (a)	481	26,883
Gilead Sciences, Inc. (a)	463	24,516
Invitrogen Corp. (a)	964	37,847

		$131,266

Broadcasting – 1.2%
Omnicom Group, Inc.	613	$27,511
Walt Disney Co.	848	26,458

		$53,969

Brokerage & Asset Managers – 2.6%
Affiliated Managers Group, Inc. (a)	338	$30,440
Charles Schwab Corp.	1,924	39,519
CME Group, Inc.	65	24,907
TD AMERITRADE Holding Corp. (a)	1,363	24,657

		$119,523

Business Services – 2.2%
Global Payments, Inc.	977	$45,528
Western Union Co.	2,221	54,903

		$100,431

Cable TV – 1.1%
Dish Network Corp., “A” (a)	736	$21,550
Time Warner Cable, Inc. (a)	1,131	29,949

		$51,499

Chemicals – 2.0%
3M Co.	583	$40,571
Monsanto Co.	392	49,564

		$90,135

Computer Software – 7.5%
McAfee, Inc. (a)	672	$22,868
Microsoft Corp.	5,581	153,533
Oracle Corp. (a)	4,125	86,625
Salesforce.com, Inc. (a)	463	31,590
VeriSign, Inc. (a)	1,272	48,082

		$342,698

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 6.8%
Apple, Inc. (a)	639	$106,994
EMC Corp. (a)	2,219	32,597
Hewlett-Packard Co.	1,302	57,561
International Business Machines Corp.	930	110,233

		$307,385

Consumer Goods & Services – 1.6%
Procter & Gamble Co.	1,191	$72,425

Electrical Equipment – 1.6%
Rockwell Automation, Inc.	817	$35,727
WESCO International, Inc. (a)	935	37,437

		$73,164

Electronics – 4.3%
Intel Corp.	5,784	$124,240
Linear Technology Corp.	1,470	47,878
MEMC Electronic Materials, Inc. (a)	396	24,370

		$196,488

Energy – Independent – 1.7%
CONSOL Energy, Inc.	500	$56,185
Valero Energy Corp.	500	20,590

		$76,775

Energy – Integrated – 2.9%
Exxon Mobil Corp.	1,191	$104,963
Marathon Oil Corp.	500	25,935

		$130,898

Engineering – Construction – 0.9%
Shaw Group, Inc. (a)	685	$42,326

Food & Beverages – 3.8%
Coca-Cola Co.	986	$51,252
General Mills, Inc.	400	24,308
PepsiCo, Inc.	1,176	74,782
SYSCO Corp.	850	23,384

		$173,726

Food & Drug Stores – 1.5%
CVS Caremark Corp.	1,000	$39,570
Walgreen Co.	800	26,008

		$65,578

Gaming & Lodging – 1.1%
International Game Technology	793	$19,809
MGM Mirage (a)	822	27,858

		$47,667

General Merchandise – 2.4%
Wal-Mart Stores, Inc.	1,936	$108,803

Health Maintenance Organizations – 0.8%
Aetna, Inc.	901	$36,518

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.8%
eBay, Inc. (a)	638	$17,437
Google, Inc., “A” (a)	208	109,495

		$126,932

Leisure & Toys – 0.5%
Scientific Games Corp. (a)	808	$23,933

Machinery & Tools – 2.6%
Caterpillar, Inc.	666	$49,164
Eaton Corp.	403	34,243
Kennametal, Inc.	1,096	35,675

		$119,082

Major Banks – 1.0%
State Street Corp.	674	$43,129

Medical & Health Technology & Services – 2.3%
AmerisourceBergen Corp.	942	$37,671
McKesson Corp.	429	23,985
Tenet Healthcare Corp. (a)	7,324	40,721

		$102,377

Medical Equipment – 3.1%
Advanced Medical Optics, Inc. (a)	1,133	$21,232
C.R. Bard, Inc.	276	24,274
Medtronic, Inc.	982	50,819
Zimmer Holdings, Inc. (a)	652	44,369

		$140,694

Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc.	499	$58,478

Natural Gas – Distribution – 1.1%
Questar Corp.	726	$51,575

Natural Gas – Pipeline – 1.2%
Williams Cos., Inc.	1,387	$55,910

Network & Telecom – 4.5%
Cisco Systems, Inc. (a)	4,411	$102,600
Corning, Inc.	2,721	62,719
Juniper Networks, Inc. (a)	694	15,393
QLogic Corp. (a)	1,725	25,168

		$205,880

Oil Services – 5.8%
Halliburton Co.	1,412	$74,935
National Oilwell Varco, Inc. (a)	729	64,677
Noble Corp.	544	35,338
Schlumberger Ltd.	383	41,146
Transocean, Inc. (a)	297	45,260

		$261,356

Other Banks & Diversified Financials – 2.0%
American Express Co.	659	$24,825
Avis Budget Group, Inc. (a)	3,074	25,729
Northern Trust Corp.	611	41,896

		$92,450

Personal Computers & Peripherals – 0.5%
NetApp, Inc. (a)	1,056	$22,873

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 5.3%
Abbott Laboratories	1,040	$55,089
Allergan, Inc.	770	40,079
Bristol-Myers Squibb Co.	2,477	50,853
Merck & Co., Inc.	1,409	53,105
Schering-Plough Corp.	2,206	43,436

		$242,562

Railroad & Shipping – 1.1%
Union Pacific Corp.	634	$47,867

Real Estate – 0.4%
Jones Lang LaSalle, Inc., REIT	308	$18,539

Restaurants – 1.5%
Darden Restaurants, Inc.	979	$31,269
YUM! Brands, Inc.	1,097	38,494

		$69,763

Specialty Chemicals – 1.1%
Praxair, Inc.	522	$49,193

Specialty Stores – 2.6%
Advance Auto Parts, Inc.	1,375	$53,391
Staples, Inc.	1,276	30,305
TJX Cos., Inc.	1,068	33,610

		$117,306

Telephone Services – 0.5%
Embarq Corp.	500	$23,635

Tobacco – 1.9%
Altria Group, Inc.	1,250	$25,700
Philip Morris International, Inc.	1,250	61,738

		$87,438

Trucking – 0.6%
United Parcel Service, Inc., “B”	460	$28,276

Utilities – Electric Power – 1.8%
NRG Energy, Inc. (a)	723	$31,017
PPL Corp.	983	51,380

		$82,397

Total Common Stocks (Identified Cost, $4,846,544)		$4,500,054

SHORT-TERM OBLIGATIONS – 1.2%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$56,000	$56,000

Total Investments (Identified Cost, $4,902,544)		$4,556,054

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(9,610)

Net Assets – 100.0%		$4,546,444

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $4,902,544)	$4,556,054
Cash	255
Dividends receivable	3,349
Receivable from investment adviser	7,447
Total assets		$4,567,105
Liabilities
Payable to affiliates
Management fee	$299
Distribution fees	62
Administrative services fee	109
Payable for trustees’ compensation	83
Accrued expenses and other liabilities	20,108
Total liabilities		$20,661
Net assets		$4,546,444
Net assets consist of
Paid-in capital	$5,001,246
Unrealized appreciation (depreciation) on investments	(346,490)
Accumulated net realized gain (loss) on investments	(120,125)
Undistributed net investment income	11,813
Net assets		$4,546,444
Shares of beneficial interest outstanding		500,148
Initial Class shares
Net assets	$2,274,736
Shares outstanding	250,085
Net asset value per share		$9.10
Service Class shares
Net assets	$2,271,708
Shares outstanding	250,063
Net asset value per share		$9.08

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$27,922
Interest	690
Total investment income		$28,612
Expenses
Management fee	$13,905
Distribution fees	2,896
Administrative services fee	4,972
Trustees’ compensation	269
Custodian fee	3,194
Shareholder communications	1,774
Auditing fees	22,227
Legal fees	2,949
Miscellaneous	3,834
Total expenses		$56,020
Fees paid indirectly	(14)
Reduction of expenses by investment adviser	(39,207)
Net expenses		$16,799
Net investment income		$11,813
Realized and unrealized gain (loss) on investments
Realized gain (loss) on Investment transactions	$(120,125)
Change in unrealized appreciation (depreciation)
Investments	$(400,819)
Net realized and unrealized gain (loss) on investments		$(520,944)
Change in net assets from operations		$(509,131)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Period ended 12/31/07 (c )
Change in net assets
From operations
Net investment income	$11,813	$1,246
Net realized gain (loss) on investments	(120,125)	—
Net unrealized gain (loss) on investments	(400,819)	54,329
Change in net assets from operations	$(509,131)	$55,575
Distributions declared to shareholders
From net investment income
Initial Class	$—	$(716)
Service Class	—	(530)
From tax return of capital
Initial Class	—	(146)
Service Class	—	(108)
Total distributions declared to shareholders	$—	$(1,500)
Change in net assets from fund share transactions	$—	$5,001,500
Total change in net assets	$(509,131)	$5,055,575
Net assets
At beginning of period	5,055,575	—
At end of period (including undistributed net investment income of $11,813 and $0, respectively)	$4,546,444	$5,055,575

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Period ended 12/31/07 (c)
	(unaudited)
Net asset value, beginning of period	$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.00	(w)
Net realized and unrealized gain (loss) on investments	(1.04)		0.11
Total from investment operations	$(1.01)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.00	)(w)
Net asset value, end of period	$9.10		$10.11
Total return (%) (k)(r)(s)	(9.99	)(n)	1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	10.74	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	(a)
Net investment income	0.63	(a)	0.81	(a)
Portfolio turnover	20		0
Net assets at end of period (000 Omitted)	$2,275		$2,528

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Period ended 12/31/07 (c)
	(unaudited)
Net asset value, beginning of period	$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.00	(w)
Net realized and unrealized gain (loss) on investments	(1.05)		0.11
Total from investment operations	$(1.03)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.00	)(w)
Net asset value, end of period	$9.08		$10.11
Total return (%) (k)(r)(s)	(10.19	)(n)	1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	10.99	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	(a)
Net investment income	0.39	(a)	0.56	(a)
Portfolio turnover	20		0
Net assets at end of period (000 Omitted)	$2,272		$2,528

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates,

11

Notes to Financial Statements (unaudited) – continued

prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,500,054	$56,000	$—	$4,556,054
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. The fund’s federal tax returns for the prior fiscal year remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended June 30, 2008, there were no significant adjustments due to differences between book and tax accounting.

12

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$1,246
Tax return of capital (b)	254
Total distributions	$1,500

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$4,902,544
Gross appreciation	$191,108
Gross depreciation	(537,598)
Net unrealized appreciation (depreciation)	$(346,490)

As of 12/31/07
Net unrealized appreciation (depreciation)	54,329

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of certain fund’s operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 0.60% for the Initial Class shares and 0.85% for the Service Class shares, based on the average daily net assets of each share class. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $39,207 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.2147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

13

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $17 and is included in miscellaneous expense on the Statement of Operations.

MFS purchased 250,000 shares of both the Initial Class and Service Class for an aggregate amount of $5,000,000. At June 30, 2008, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $909,460 and $912,885, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Period ended 12/31/07 (c)
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	—	$—	250,000	$2,500,000
Service Class	—	—	250,000	2,500,000
	—	$—	500,000	$5,000,000
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	85	$862
Service Class	—	—	63	638
	—	$—	148	$1,500
Net change
Initial Class	—	$—	250,085	$2,500,862
Service Class	—	—	250,063	2,500,638
	—	$—	500,148	$5,001,500

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007 through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $12 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS
INVESTMENT MANAGEMENT

MFS® Blended Research℠ Value Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
BRV-SEM

MFS® BLENDED RESEARCHSM VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	7.2%
AT&T, Inc.	3.4%
General Electric Co.	3.1%
Chevron Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Bank of America Corp.	2.4%
Procter & Gamble Co.	2.2%
Pfizer, Inc.	1.9%
Apache Corp.	1.8%
HESS Corp.	1.8%

Equity sectors
Financial Services	22.6%
Energy	16.5%
Utilities & Communications	15.9%
Health Care	9.0%
Industrial Goods & Services	8.9%
Consumer Staples	7.0%
Leisure	4.4%
Basic Materials	3.6%
Technology	3.5%
Retailing	3.2%
Autos & Housing	1.8%
Special Products & Services	1.2%
Transportation	1.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fundbs’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.60%	$1,000.00	$866.93	$2.79
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
Service Class	Actual	0.85%	$1,000.00	$865.94	$3.94
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 1.0%
Boeing Co.	210	$13,798
Lockheed Martin Corp.	90	8,879
Northrop Grumman Corp.	190	12,711
Raytheon Co.	160	9,005

		$44,393

Airlines – 0.7%
Copa Holdings S.A., “A”	460	$12,954
Southwest Airlines Co.	1,320	17,213

		$30,167

Apparel Manufacturers – 0.7%
Coach, Inc. (a)	1,020	$29,458

Automotive – 0.5%
Goodyear Tire & Rubber Co. (a)	1,320	$23,536

Biotechnology – 1.3%
Amgen, Inc. (a)	1,220	$57,535

Broadcasting – 0.8%
Walt Disney Co.	1,160	$36,192

Brokerage & Asset Managers – 2.4%
Goldman Sachs Group, Inc.	190	$33,231
Merrill Lynch & Co., Inc.	540	17,123
Morgan Stanley	1,120	40,398
TD AMERITRADE Holding Corp. (a)	700	12,663

		$103,415

Business Services – 1.2%
Western Union Co.	2,160	$53,395

Cable TV – 1.9%
Comcast Corp., “A”	670	$12,710
Dish Network Corp., “A” (a)	590	17,275
Time Warner Cable, Inc. (a)	1,960	51,901

		$81,886

Chemicals – 1.7%
3M Co.	400	$27,836
PPG Industries, Inc.	840	48,191

		$76,027

Computer Software – 0.6%
Oracle Corp. (a)	1,190	$24,990

Computer Software – Systems – 1.4%
International Business Machines Corp.	530	$62,821

Construction – 1.3%
NVR, Inc. (a)	76	$38,006
Sherwin-Williams Co.	410	18,831

		$56,837

Consumer Goods & Services – 2.2%
Procter & Gamble Co.	1,580	$96,080

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 4.1%
General Electric Co.	5,130	$136,920
WESCO International, Inc. (a)	1,090	43,644

		$180,564

Electronics – 0.6%
Agilent Technologies, Inc. (a)	130	$4,620
National Semiconductor Corp.	970	19,924

		$24,544

Energy – Independent – 2.0%
Apache Corp.	570	$79,230
Occidental Petroleum Corp.	110	9,885

		$89,115

Energy – Integrated – 14.0%
Chevron Corp.	1,280	$126,886
ConocoPhillips	560	52,858
Exxon Mobil Corp.	3,560	313,743
Hess Corp.	610	76,976
Marathon Oil Corp.	780	40,459

		$610,922

Food & Beverages – 2.8%
Coca-Cola Co.	1,260	$65,495
General Mills, Inc.	960	58,339

		$123,834

Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	1,290	$28,986

General Merchandise – 1.2%
Wal-Mart Stores, Inc.	960	$53,952

Health Maintenance Organizations – 1.3%
CIGNA Corp.	1,170	$41,406
WellPoint, Inc. (a)	340	16,204

		$57,610

Insurance – 6.8%
Allied World Assurance Co. Holdings Ltd.	1,150	$45,563
American International Group, Inc.	780	20,639
Aon Corp.	430	19,754
Chubb Corp.	980	48,030
Genworth Financial, Inc., “A”	2,350	41,854
MetLife, Inc.	280	14,776
Prudential Financial, Inc.	780	46,597
Travelers Cos., Inc.	1,400	60,760

		$297,973

Machinery & Tools – 3.3%
Eaton Corp.	650	$55,231
Timken Co.	1,630	53,692
United Rentals, Inc. (a)	1,750	34,318

		$143,241

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 8.8%
Bank of America Corp.	4,320	$103,118
Bank of New York Mellon Corp.	320	12,106
JPMorgan Chase & Co.	3,520	120,771
PNC Financial Services Group, Inc.	1,000	57,100
Regions Financial Corp.	1,520	16,583
State Street Corp.	690	44,153
SunTrust Banks, Inc.	200	7,244
Wells Fargo & Co.	880	20,900

		$381,975

Medical & Health Technology & Services – 0.6%
AmerisourceBergen Corp.	660	$26,393

Medical Equipment – 0.7%
Boston Scientific Corp. (a)	680	$8,357
Cooper Cos., Inc.	270	10,031
Zimmer Holdings, Inc. (a)	150	10,208

		$28,596

Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold, Inc.	440	$51,564
United States Steel Corp.	170	31,413

		$82,977

Natural Gas – Distribution – 0.8%
Energen Corp.	470	$36,674

Natural Gas – Pipeline – 2.9%
El Paso Corp.	3,140	$68,264
Williams Cos., Inc.	1,480	59,659

		$127,923

Network & Telecom – 0.9%
Cisco Systems, Inc. (a)	1,750	$40,705

Oil Services – 0.5%
National Oilwell Varco, Inc. (a)	220	$19,518

Other Banks & Diversified Financials – 1.8%
American Express Co.	380	$14,315
Capital One Financial Corp.	350	13,304
Citigroup, Inc.	1,270	21,285
TCF Financial Corp.	1,760	21,173
Zions Bancorporation	260	8,187

		$78,264

Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	2,080	$42,702
Johnson & Johnson	560	36,030
Merck & Co., Inc.	680	25,629
Pfizer, Inc.	4,680	81,760
Schering-Plough Corp.	1,820	35,836

		$221,957

Pollution Control – 0.5%
Allied Waste Industries, Inc. (a)	1,620	$20,444

Railroad & Shipping – 0.4%
Union Pacific Corp.	220	$16,610

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 2.8%
Apartment Investment & Management, “A”, REIT	1,010	$34,401
Equity Residential, REIT	1,620	61,997
Mack-Cali Realty Corp., REIT	700	23,919

		$120,317

Restaurants – 1.0%
Darden Restaurants, Inc.	1,430	$45,674

Specialty Stores – 1.3%
Advance Auto Parts, Inc.	570	$22,133
Staples, Inc.	540	12,825
TJX Cos., Inc.	620	19,511

		$54,469

Telephone Services – 5.7%
AT&T, Inc.	4,440	$149,584
Embarq Corp.	1,140	53,888
Qwest Communications International, Inc.	2,970	11,672
Verizon Communications, Inc.	920	32,568

		$247,712

Tobacco – 2.0%
Altria Group, Inc.	1,250	$25,700
Philip Morris International, Inc.	1,250	61,738

		$87,438

Utilities – Electric Power – 6.5%
American Electric Power Co., Inc.	1,340	$53,908
Dominion Resources, Inc.	1,450	68,861
Edison International	1,050	53,949
PG&E Corp.	1,330	52,788
Public Service Enterprise Group, Inc.	1,160	53,279

		$282,785

Total Common Stocks (Identified Cost, $4,805,324)		$4,307,904

SHORT-TERM OBLIGATIONS – 1.5%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$66,000	$66,000

Total Investments (Identified Cost, $4,871,324)		$4,373,904

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(6,614)

Net Assets – 100.0%		$4,367,290

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financials

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $4,871,324)	$4,373,904
Cash	779
Dividends receivable	5,902
Receivable from investment adviser	7,456
Total assets		$4,388,041
Liabilities
Payable to affiliates
Management fee	$287
Distribution fees	60
Administrative services fee	109
Payable for trustees’ compensation	82
Accrued expenses and other liabilities	20,213
Total liabilities		$20,751
Net assets		$4,367,290
Net assets consist of
Paid-in capital	$5,004,559
Unrealized appreciation (depreciation) on investments	(497,420)
Accumulated net realized gain (loss) on investments	(181,367)
Undistributed net investment income	41,518
Net assets		$4,367,290
Shares of beneficial interest outstanding		500,496
Initial Class shares
Net assets	$2,185,100
Shares outstanding	250,259
Net asset value per share		$8.73
Service Class shares
Net assets	$2,182,190
Shares outstanding	250,237
Net asset value per share		$8.72

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$57,177
Interest	1,205
Total investment income		$58,382
Expenses
Management fee	$13,959
Distribution fees	2,907
Administrative services fee	4,972
Trustees’ compensation	268
Custodian fee	3,203
Shareholder communications	1,774
Auditing fees	22,227
Legal fees	2,949
Miscellaneous	3,834
Total expenses		$56,093
Fees paid indirectly	(14)
Reduction of expenses by investment adviser	(39,215)
Net expenses		$16,864
Net investment income		$41,518
Realized and unrealized gain (loss) on investments
Investment transactions	$(181,367)
Change in unrealized appreciation (depreciation)
Investments	$(530,831)
Net realized and unrealized gain (loss) on investments		$(712,198)
Change in net assets from operations		$(670,680)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited)	Year ended 12/31/07 (c)
Change in net assets
From operations
Net investment income	$41,518	$3,777
Net realized gain (loss) on investments	(181,367)	782
Net unrealized gain (loss) on investments	(530,831)	33,411
Change in net assets from operations	$(670,680)	$37,970
Distributions declared to shareholders
From net investment income
Initial Class	$—	$(1,973)
Service Class	—	(1,804)
From net realized gain on investments
Initial Class	—	(409)
Service Class	—	(373)
From tax return of capital
Initial Class	—	(230)
Service Class	—	(211)
Total distributions declared to shareholders	$—	$(5,000)
Change in net assets from fund share transactions	$—	$5,005,000
Total change in net assets	$(670,680)	$5,037,970
Net assets
At beginning of period	5,037,970	—
At end of period (including undistributed net investment income of $41,518 and $0, respectively)	$4,367,290	$5,037,970

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08 (unaudited	)	Period ended 12/31/07 (c)
Net asset value, beginning of period	$10.07		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01
Net realized and unrealized gain (loss) on investments	(1.34)		0.07
Total from investment operations	$(1.34)		$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gains on investment	—		(0.00	)(w)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	—		(0.01)
Net asset value, end of period	$8.73		$10.07
Total return (%) (k)(r)(s)	(13.31	)(n)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	10.80	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	(a)
Net investment income	1.91	(a)	2.22	(a)
Portfolio turnover	21		0
Net assets at end of period (000 Omitted)	$2,185		$2,519

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08 (unaudited	)	Period ended 12/31/07 (c	)
Net asset value, beginning of period	$10.07		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01
Net realized and unrealized gain (loss) on investments	(1.35)		0.07
Total from investment operations	$(1.35)		$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gains on investments	—		(0.00	)(w)
From tax return on capital	—		(0.00	)(w)
Total distributions declared to shareholders	—		(0.01)
Net asset value, end of period	$8.72		$10.07
Total return (%) (k)(r)(s)	(13.41	)(n)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	11.05	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	(a)
Net investment income	1.66	(a)	1.97	(a)
Portfolio turnover	21		0
Net assets at end of period (000 Omitted)	$2,182		$2,519

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,307,904	$66,000	$—	$4,373,904
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character.

12

Notes to Financial Statements (unaudited) – continued

These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

Period Ended 12/31/07 (c)
Ordinary income (including any short-term capital gains)	$3,777
Long-term capital gain	782
$4,559
Tax return of capital (b)	441
Total distributions	$5,000

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$4,871,324
Gross appreciation	$150,712
Gross depreciation	(648,132)
Net unrealized appreciation (depreciation)	$(497,420)

As of 12/31/07
Net unrealized appreciation (depreciation)	$33,411

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to pay a portion of the fund’s total operating expenses, exclusive of certain fees and expenses, such that the total annual fund operating expenses do not exceed 0.60% for the Initial Class shares and 0.85% for the Service Class shares, based on average daily net assets of each share class. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $39,215 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

13

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.2140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $18 and is included in miscellaneous expense on the Statement of Operations.

MFS purchased 250,000 shares of both the Initial Class and Service Class for an aggregate amount of $5,000,000. At June 30, 2008 MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,015,722 and $946,648, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07 (c)
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	—	$—	250,000	$2,500,000
Service Class	—	—	250,000	2,500,000
	—	$—	500,000	$5,000,000
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	259	$2,612
Service Class	—	—	237	2,388
	—	$—	496	$5,000
Net change
Initial Class	—	$—	250,259	$2,502,612
Service Class	—	—	250,237	2,502,388
	—	$—	500,496	$5,005,000

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $12 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Bond Portfolio
(formerly Bond Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08

BDS-SEM

MFS® BOND PORTFOLIO

(formerly Bond Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	60.1%
Mortgage-Backed Securities	10.5%
High Yield Corporates	9.6%
Commercial Mortgage-Backed Securities	8.3%
U.S. Treasury Securities	3.3%
Emerging Market Bonds	2.9%
Municipal Bonds	1.0%
Asset-Backed Securities	0.7%
Non-U.S. Government Bonds	0.3%
Collateralized Debt Obligations	0.3%

Credit quality of bonds (r)
AAA	18.8%
AA	8.4%
A	18.7%
BBB	42.0%
BB	6.7%
B	4.2%
CCC	0.3%
Not Rated	0.9%

Portfolio facts
Average Duration (d)(i)	5.1
Average Life (i)(m)	7.7 yrs.
Average Maturity (i)(m)	13.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.72%	$1,000.00	$993.87	$3.57
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
Service Class	Actual	0.97%	$1,000.00	$992.05	$4.80
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 98.2%
Aerospace – 0.5%
Bombardier, Inc., 6.3%, 2014 (n)	$925,000	$883,375

Asset Backed & Securitized – 9.2%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	$350,000	$140,000
Asset Securitization Corp., FRN, 8.63%, 2029	559,666	598,745
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	470,000	360,472
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	628,198	624,272
Commercial Mortgage Acceptance Corp., FRN, 1.06%, 2030 (i)	2,818,440	101,096
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	22,103	21,938
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	799,592
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	609,294
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	263,244
Falcon Franchise Loan LLC, FRN, 3.773%, 2025 (i)(z)	2,333,930	240,322
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	469,488	488,152
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	440,000	403,215
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	800,000	741,111
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)	825,000	831,368
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	589,156	584,924
Greenwich Capital Commercial Funding Corp., FRN, 6.111%, 2038	350,000	331,259
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	820,000	739,597
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.506%, 2042 (n)	765,072	569,744
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.541%, 2043	1,168,381	1,031,353
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	681,261	639,183
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	880,000	840,616
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.125%, 2021 (n)	505,395	336,088
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.973%, 2030 (i)	2,006,985	69,239
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	234,000	164,474
Morgan Stanley Capital I, Inc., 5.72%, 2032	212,858	214,890
Morgan Stanley Capital I, Inc., FRN, 0.503%, 2030 (i)(n)	10,667,288	118,900

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Mortgage Capital Funding, Inc., FRN, 0.573%, 2031 (i)	$1,761,819	$2,538
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	68,681	68,585
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	782,318
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013 (z)	567,000	454,869
Spirit Master Funding LLC, 5.05%, 2023 (z)	433,615	333,874
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	551,473	522,132
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	154,000	106,009
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	680,000	645,413

		$14,778,826

Automotive – 0.9%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$462,098
Johnson Controls, Inc., 5.5%, 2016	1,050,000	1,007,327

		$1,469,425

Broadcasting – 1.8%
CBS Corp., 6.625%, 2011	$933,000	$955,388
Clear Channel Communications, Inc., 7.65%, 2010	671,000	688,278
Clear Channel Communications, Inc., 6.25%, 2011	480,000	406,800
News America, Inc., 8.5%, 2025	770,000	869,496

		$2,919,962

Brokerage & Asset Managers – 4.3%
Bear Stearns Cos., Inc., 5.85%, 2010	$1,050,000	$1,066,294
Goldman Sachs Group, Inc., 5.625%, 2017	1,059,000	981,224
INVESCO PLC, 4.5%, 2009	1,097,000	1,086,780
Lehman Brothers Holdings, Inc., 5.625%, 2013	440,000	416,462
Lehman Brothers Holdings, Inc., 6.2%, 2014	260,000	248,162
Lehman Brothers Holdings, Inc., 6.5%, 2017	480,000	444,057
Lehman Brothers Holdings, Inc., 7.5%, 2038	472,000	437,813
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	321,952
Morgan Stanley, 5.75%, 2016	906,000	837,480
Morgan Stanley Group, Inc., 6.625%, 2018	1,080,000	1,023,327

		$6,863,551

Building – 0.2%
American Standard Cos., Inc., 7.625%, 2010	$302,000	$316,706

Cable TV – 1.5%
Comcast Corp., 6.4%, 2038	$420,000	$387,439
Cox Communications, Inc., 4.625%, 2013	994,000	940,997
Cox Communications, Inc., 6.25%, 2018 (z)	261,000	254,787
TCI Communications, Inc., 9.8%, 2012	439,000	494,849

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$266,000	$287,880

		$2,365,952

Chemicals – 0.3%
PPG Industries, Inc., 5.75%, 2013	$452,000	$459,575

Computer Software – 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,070,000	$1,035,225

Conglomerates – 0.3%
Kennametal, Inc., 7.2%, 2012	$526,000	$557,016

Construction – 0.6%
D.R. Horton, Inc., 7.875%, 2011	$764,000	$725,800
D.R. Horton, Inc., 5.625%, 2014	269,000	217,890

		$943,690

Consumer Goods & Services – 1.9%
Clorox Co., 5%, 2013	$700,000	$687,982
Fortune Brands, Inc., 5.125%, 2011	940,000	935,002
Service Corp. International, 7.375%, 2014	300,000	300,000
Western Union Co., 5.4%, 2011	1,133,000	1,126,824

		$3,049,808

Defense Electronics – 1.5%
L-3 Communications Corp., 6.375%, 2015	$1,115,000	$1,042,525
Litton Industries, Inc., 8%, 2009	1,300,000	1,364,789

		$2,407,314

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$363,228
Tyco Electronics Group S.A., 7.125%, 2037	260,000	266,180

		$629,408

Emerging Market Quasi-Sovereign – 0.4%
OAO Gazprom, 9.625%, 2013	$80,000	$88,744
OAO Gazprom, 7.343%, 2013 (z)	167,000	170,758
OAO Gazprom, 8.146%, 2018 (z)	322,000	332,868

		$592,370

Emerging Market Sovereign – 0.2%
Republic of Argentina, FRN, 3.092%, 2012	$467,500	$393,508

Energy – Independent – 1.4%
Ocean Energy, Inc., 7.25%, 2011	$1,400,000	$1,495,007
SandRidge Energy, Inc., 8%, 2018 (n)	845,000	849,225

		$2,344,232

Entertainment – 0.7%
Time Warner, Inc., 9.125%, 2013	$916,000	$1,005,844
Time Warner, Inc., 6.5%, 2036	110,000	97,922

		$1,103,766

Financial Institutions – 2.0%
American Express Centurion Bank, 5.55%, 2012	$840,000	$830,957
General Motors Acceptance Corp., 7.25%, 2011	739,000	543,173

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
HSBC Finance Corp., 5.5%, 2016	$602,000	$578,302
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	809,488
International Lease Finance Corp., 5.625%, 2013	524,000	458,131

		$3,220,051

Food & Beverages – 3.5%
Diageo Capital PLC, 5.5%, 2016	$1,070,000	$1,047,040
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	656,000	658,707
General Mills, Inc., 5.65%, 2012	610,000	621,993
Kraft Foods, Inc., 6.125%, 2018	920,000	890,946
Miller Brewing Co., 5.5%, 2013 (n)	1,494,000	1,526,846
Tyson Foods, Inc., 6.85%, 2016	950,000	863,306

		$5,608,838

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2017	$664,000	$653,078

Forest & Paper Products – 0.8%
International Paper Co., 7.95%, 2018	$740,000	$735,881
Stora Enso Oyj, 7.25%, 2036 (n)	623,000	492,334

		$1,228,215

Gaming & Lodging – 1.2%
Royal Caribbean Cruises Ltd., 8%, 2010	$705,000	$712,050
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	575,000	585,091
Wyndham Worldwide Corp., 6%, 2016	670,000	591,656

		$1,888,797

Insurance – 2.0%
American International Group, Inc., 6.25%, 2037	$810,000	$634,040
ING Groep N.V., 5.775% to 2015, FRN to 2049	792,000	657,343
Metropolitan Life Global Funding, 5.125%, 2013 (z)	600,000	590,813
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,330,096

		$3,212,292

Insurance – Health – 0.4%
Humana, Inc., 7.2%, 2018	$370,000	$366,599
UnitedHealth Group, Inc., 6.875%, 2038	350,000	331,210

		$697,809

Insurance – Property & Casualty – 1.5%
AXIS Capital Holdings Ltd., 5.75%, 2014	$605,000	$574,553
Chubb Corp., 5.75%, 2018	210,000	203,535
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	255,214
Fund American Cos., Inc., 5.875%, 2013	993,000	960,609
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	580,000	506,227

		$2,500,138

Machinery & Tools – 0.7%
Case New Holland, Inc., 7.125%, 2014	$1,095,000	$1,073,100

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 4.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$640,000	$499,411
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	857,200
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	632,981
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,186,000	1,028,015
PNC Funding Corp., 5.625%, 2017	710,000	662,081
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	350,665
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	370,000	333,010
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	872,561
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	979,277
Wachovia Corp., 6.605%, 2025	1,270,000	1,096,051

		$7,311,252

Medical & Health Technology & Services – 2.2%
Fisher Scientific International, Inc., 6.125%, 2015	$1,440,000	$1,427,557
HCA, Inc., 8.75%, 2010	438,000	443,475
Hospira, Inc., 5.55%, 2012	210,000	206,310
Hospira, Inc., 6.05%, 2017	760,000	733,451
McKesson Corp., 5.7%, 2017	770,000	740,437

		$3,551,230

Metals & Mining – 1.1%
International Steel Group, Inc., 6.5%, 2014	$945,000	$958,053
Rio Tinto Finance USA Ltd., 5.875%, 2013	810,000	814,491

		$1,772,544

Mortgage Backed – 10.5%
Fannie Mae, 5.5%, 2017 - 2035	$4,974,981	$4,986,382
Fannie Mae, 6%, 2017 - 2035	1,612,944	1,638,881
Fannie Mae, 4.5%, 2018	1,418,828	1,387,525
Fannie Mae, 7.5%, 2030 - 2031	224,134	241,385
Fannie Mae, 6.5%, 2032	718,715	746,102
Freddie Mac, 6%, 2021 - 2034	605,043	617,018
Freddie Mac, 5%, 2025 - 2035	4,016,492	3,879,650
Freddie Mac, 5.5%, 2035	1,748,062	1,727,031
Ginnie Mae, 6%, 2036	1,610,334	1,637,502

		$16,861,476

Municipals – 1.0%
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	$690,000	$724,859
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 5%, 2035	920,000	937,820

		$1,662,679

Natural Gas – Pipeline – 3.8%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,480,507
CenterPoint Energy, Inc., 5.95%, 2017	450,000	426,032

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Enterprise Products Operating LP, 5.65%, 2013	$354,000	$352,659
Enterprise Products Partners LP, 6.3%, 2017	540,000	536,224
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	385,680
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	597,101
Spectra Energy Capital LLC, 8%, 2019	942,000	1,030,457
Williams Cos., Inc., 7.125%, 2011	1,349,000	1,396,215

		$6,204,875

Network & Telecom – 4.5%
AT&T, Inc., 5.1%, 2014	$1,361,000	$1,334,149
British Telecommunications PLC, 5.15%, 2013	586,000	571,310
CenturyTel, Inc., 8.375%, 2010	30,000	31,352
Deutsche Telekom International Finance B.V., 8%, 2010	298,000	315,251
Telecom Italia Capital, 6.2%, 2011	930,000	948,341
Telefonica Emisiones S.A.U., 7.045%, 2036	550,000	564,438
Telefonica Europe B.V., 7.75%, 2010	981,000	1,033,927
TELUS Corp., 8%, 2011	1,734,000	1,861,737
Verizon New York, Inc., 6.875%, 2012	635,000	662,239

		$7,322,744

Oil Services – 0.9%
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	$567,000	$565,157
Weatherford International Ltd., 5.15%, 2013	460,000	457,321
Weatherford International Ltd., 6.35%, 2017	440,000	445,667

		$1,468,145

Oils – 1.1%
Premcor Refining Group, Inc., 7.5%, 2015	$1,690,000	$1,743,536

Other Banks & Diversified Financials – 4.3%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$289,100	$274,645
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.8%, 2012 (z)	262,500	241,626
Citigroup, Inc., 8.4% to 2018, FRN to 2049	940,000	893,573
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,403,112
Fifth Third Bancorp, 5.45%, 2017	73,000	58,720
Mizuho Financial Group, Inc., 5.79%, 2014 (n)	929,000	946,653
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	700,000	601,028
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	904,059
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	479,290
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,079,956

		$6,882,662

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$257,416

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – 1.7%
Canadian Pacific Railway Co., 6.5%, 2018	$570,000	$564,718
CSX Corp., 6.3%, 2012	826,000	827,628
Kansas City Southern, 7.375%, 2014	330,000	320,100
TFM S.A. de C.V., 9.375%, 2012	968,000	1,006,720

		$2,719,166

Real Estate – 3.4%
ERP Operating LP, REIT, 5.75%, 2017	$970,000	$895,343
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	942,725
Liberty Property LP, REIT, 5.5%, 2016	660,000	584,383
ProLogis, REIT, 5.75%, 2016	1,113,000	1,048,218
ProLogis, REIT, 5.625%, 2016	160,000	148,184
Simon Property Group, Inc., REIT, 6.35%, 2012	629,000	630,296
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	1,164,623

		$5,413,772

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$503,699

Retailers – 1.6%
Federated Retail Holdings, Inc., 5.35%, 2012	$480,000	$446,020
Home Depot, Inc., 5.25%, 2013	869,000	833,467
J.C. Penney Corp., Inc., 8%, 2010	81,000	84,029
Macy’s, Inc., 6.625%, 2011	426,000	420,293
Target Corp., 6.5%, 2037	111,000	106,779
Wal-Mart Stores, Inc., 6.2%, 2038	760,000	746,741

		$2,637,329

Steel – 0.3%
Evraz Group S.A., 8.875%, 2013 (z)	$420,000	$420,504

Supermarkets – 0.6%
Delhaize America, Inc., 9%, 2031	$360,000	$423,793
Kroger Co., 6.4%, 2017	574,000	585,455

		$1,009,248

Supranational – 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$505,508

Telecommunications – Wireless – 1.5%
Nextel Communications, Inc., 5.95%, 2014	$1,570,000	$1,259,925
Rogers Cable, Inc., 5.5%, 2014	364,000	350,397
Rogers Wireless, Inc., 7.25%, 2012	535,000	566,394
Vodafone Group PLC, 5.625%, 2017	201,000	193,619

		$2,370,335

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$540,000	$512,867

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 1.8%
Philip Morris International, Inc., 4.875%, 2013	$930,000	$913,564
Reynolds American, Inc., 7.25%, 2012	881,000	908,441
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,094,268

		$2,916,273

Transportation – Services – 0.6%
FedEx Corp., 9.65%, 2012	$852,000	$980,952

U.S. Treasury Obligations – 3.2%
U.S. Treasury Bonds, 5.375%, 2031	$3,094,000	$3,437,725
U.S. Treasury Bonds, 4.375%, 2038	1,747,000	1,702,780

		$5,140,505

Utilities – Electric Power – 9.3%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$1,110,000	$1,157,175
Beaver Valley Funding Corp., 9%, 2017	926,000	997,422
Dominion Resources, Inc., 6.4%, 2018	430,000	433,820
DPL, Inc., 6.875%, 2011	614,000	639,286
Duke Energy Corp., 5.65%, 2013	930,000	934,504
E.On International Finance B.V., 6.65%, 2038 (n)	580,000	577,467
EDP Finance B.V., 6%, 2018 (n)	1,010,000	1,005,728
Enersis S.A., 7.375%, 2014	686,000	728,647
Exelon Generation Co. LLC, 6.95%, 2011	1,790,000	1,850,092
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	420,000	428,720
Mirant Americas Generation LLC, 8.3%, 2011	700,000	722,750
NiSource Finance Corp., 7.875%, 2010	1,173,000	1,216,419
NorthWestern Corp., 5.875%, 2014	680,000	669,274
NRG Energy, Inc., 7.375%, 2016	1,005,000	945,956
PSEG Power LLC, 5.5%, 2015	284,000	273,486
Reliant Energy, Inc., 7.625%, 2014	1,030,000	1,004,250
System Energy Resources, Inc., 5.129%, 2014 (n)	588,482	572,028
Waterford 3 Funding Corp., 8.09%, 2017	814,298	793,057

		$14,950,081

Total Bonds (Identified Cost, $165,147,128)		$158,314,825

SHORT-TERM OBLIGATIONS – 2.3%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$3,642,000	$3,642,000

Total Investments (Identified Cost, $168,789,128)		$161,956,825
OTHER ASSETS, LESS LIABILITIES – (0.5)%		(754,232)

Net Assets – 100.0%		$161,202,593

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,511,778, representing 12.1% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

7

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.8%, 2012	3/23/07	$262,500	$241,626
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	3/01/06	470,000	360,472
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-3/08/07	629,444	624,272
Cox Communications, Inc., 6.25%, 2018	6/06/08	262,438	254,787
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	609,294
Evraz Group S.A., 8.875%, 2013	4/21/08	426,825	420,504
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	403,356	263,244
Falcon Franchise Loan LLC, FRN, 3.773%, 2025	1/29/03	296,196	240,322
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	739,119	741,111
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	419,290	428,720
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08-6/25/08	569,419	565,157
Metropolitan Life Global Funding, 5.125%, 2013	4/07/08	599,556	590,813
OAO Gazprom, 7.343%, 2013	4/08/08	174,098	170,758
OAO Gazprom, 8.146%, 2018	4/03/08	331,576	332,868
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	782,318
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013	12/06/04	629,481	454,869
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	428,025	333,874
Total Restricted Securities			$7,415,009
% of Net Assets			4.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Insurers

FGIC	Financial Guaranty Insurance Co.

MBIA	MBIA Insurance Corp.

8

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	390,000	Goldman Sachs International	(1)	1.55% (fixed rate)	2,313
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(2)	(436,121)
12/20/12	USD	390,000	Goldman Sachs International	(3)	1.3% (fixed rate)	(615)
12/20/12	USD	190,000	Morgan Stanley Capital Services, Inc.	(4)	1.6% (fixed rate)	5,142
6/20/13	USD	370,000	Merrill Lynch International	(5)	0.52% (fixed rate)	5,586
6/20/13	USD	380,000	Morgan Stanley Capital Services, Inc.	(6)	1.07% (fixed rate)	(4,393)
6/20/13	USD	370,000	JPMorgan Chase Bank	(7)	3.1% (fixed rate)	15,289
6/20/13	USD	370,000	Morgan Stanley Capital Services, Inc.	(8)	1.07% (fixed rate)	72
6/20/13	USD	370,000	JPMorgan Chase Bank	(9)	0.85% (fixed rate)	4,630
6/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(10)	1.48% (fixed rate)	10,861
9/20/13	USD	230,000	Goldman Sachs International	(11)	0.645% (fixed rate)	207
9/20/13	USD	140,000	Goldman Sachs International	(11)	0.645% (fixed rate)	129
9/20/13	USD	360,000	Goldman Sachs International	(12)	1.75% (fixed rate)	6,560
9/20/13	USD	360,000	Merrill Lynch International	(13)	1.05% (fixed rate)	2,941
9/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(14)	0.99% (fixed rate)	434

						(386,965)

(1)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 6/15/17.

(2)	Fund to pay notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.

(3)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

(4)	Fund to receive notional amount upon a defined credit event by ProLogis, 7.1%, 4/15/08.

(5)	Fund to receive notional amount upon a defined credit event by Allstate Corp., 6.75%, 5/15/18.

(6)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(7)	Fund to receive notional amount upon a defined credit event by Capital One Financial Corp., 6.25%, 11/15/13.

(8)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.

(9)	Fund to receive notional amount upon a defined credit event by Wells Fargo & Co., 3.107%, 10/28/15.

(10)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(11)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(12)	Fund to receive notional amount upon a defined credit event by RadioShack Corp., 7.375%, 5/15/11.

(13)	Fund to receive notional amount upon a defined credit event by Whirlpool Corp., 7.75%, 7/15/16.

(14)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $168,789,128)	$161,956,825
Restricted cash	260,000
Receivable for investments sold	1,662,843
Interest receivable	2,143,576
Swaps, at value	54,164
Other assets	2,048
Total assets		$166,079,456
Liabilities
Payable to custodian	$1,636,772
Payable for investments purchased	1,510,827
Payable for fund shares reacquired	1,220,202
Swaps, at value	441,129
Payable to affiliates
Management fee	10,653
Distribution fees	1,914
Administrative services fee	445
Payable for trustees’ compensation	3,324
Accrued expenses and other liabilities	51,597
Total liabilities		$4,876,863
Net assets		$161,202,593
Net assets consist of
Paid-in capital	$170,217,923
Unrealized appreciation (depreciation) on investments	(7,219,268)
Accumulated net realized gain (loss) on investments	(6,704,153)
Undistributed net investment income	4,908,091
Net assets		$161,202,593
Shares of beneficial interest outstanding		15,978,037
Initial Class shares
Net assets	$91,488,074
Shares outstanding	9,044,454
Net asset value per share		$10.12
Service Class shares
Net assets	$69,714,519
Shares outstanding	6,933,583
Net asset value per share		$10.05

See Notes to Financial Statements

10

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$5,420,573
Foreign taxes withheld	(540)
Total investment income		$5,420,033
Expenses
Management fee	$516,753
Distribution fees	91,779
Administrative services fee	21,534
Trustees’ compensation	9,614
Custodian fee	25,761
Shareholder communications	7,828
Auditing fees	27,457
Legal fees	3,039
Miscellaneous	9,394
Total expenses		$713,159
Fees paid indirectly	(1,259)
Net expenses		$711,900
Net investment income		$4,708,133
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,745,624)
Swap transactions	(145,556)
Net realized gain (loss) on investments		$(1,891,180)
Change in unrealized appreciation (depreciation)
Investments	$(3,854,562)
Swap transactions	(182,487)
Net unrealized gain (loss) on investments		$(4,037,049)
Net realized and unrealized gain (loss) on investments		$(5,928,229)
Change in net assets from operations		$(1,220,096)

See Notes to Financial Statements

11

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$4,708,133	$10,377,754
Net realized gain (loss) on investments	(1,891,180)	(580,388)
Net unrealized gain (loss) on investments	(4,037,049)	(3,275,662)
Change in net assets from operations	$(1,220,096)	$6,521,704
Distributions declared to shareholders
From net investment income
Initial Class	$(6,244,633)	$(7,180,439)
Service Class	(4,546,725)	(4,365,847)
Total distributions declared to shareholders	$(10,791,358)	$(11,546,286)
Change in net assets from fund share transactions	$(9,927,936)	$(9,296,035)
Total change in net assets	$(21,939,390)	$(14,320,617)
Net assets
At beginning of period	183,141,983	197,462,600
At end of period (including undistributed net investment income of $4,908,091 and $10,991,316, respectively)	$161,202,593	$183,141,983

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$10.89		$11.19	$11.40	$12.15	$12.39	$11.85
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.60	$0.59	$0.59	$0.61	$0.62
Net realized and unrealized gain (loss) on investments	(0.36)		(0.21)	(0.04)	(0.39)	0.09	0.51
Total from investment operations	$(0.06)		$0.39	$0.55	$0.20	$0.70	$1.13
Less distributions declared to shareholders
From net investment income	$(0.71)		$(0.69)	$(0.69)	$(0.74)	$(0.76)	$(0.59)
From net realized gain on investments	—		—	(0.07)	(0.21)	(0.18)	—
Total distributions declared to shareholders	$(0.71)		$(0.69)	$(0.76)	$(0.95)	$(0.94)	$(0.59)
Net asset value, end of period	$10.12		$10.89	$11.19	$11.40	$12.15	$12.39
Total return (%) (k)(s)	(0.61	)(n)	3.53	5.20	1.75	6.25	9.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.72	(a)	0.71	0.71	0.72	0.69	0.69
Net investment income	5.58	(a)	5.50	5.32	5.05	5.04	5.10
Portfolio turnover	34		42	47	52	50	96
Net assets at end of period (000 Omitted)	$91,488		$105,554	$120,991	$143,680	$164,227	$199,735

See Notes to Financial Statements

13

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$10.81		$11.11	$11.33	$12.07	$12.33	$11.81
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.57	$0.56	$0.56	$0.58	$0.57
Net realized and unrealized gain (loss) on investments	(0.36)		(0.21)	(0.05)	(0.38)	0.08	0.53
Total from investment operations	$(0.08)		$0.36	$0.51	$0.18	$0.66	$1.10
Less distributions declared to shareholders
From net investment income	$(0.68)		$(0.66)	$(0.66)	$(0.71)	$(0.74)	$(0.58)
From net realized gain on investments	—		—	(0.07)	(0.21)	(0.18)	—
Total distributions declared to shareholders	$(0.68)		$(0.66)	$(0.73)	$(0.92)	$(0.92)	$(0.58)
Net asset value, end of period	$10.05		$10.81	$11.11	$11.33	$12.07	$12.33
Total return (%) (k)(s)	(0.80	)(n)	3.28	4.87	1.59	5.91	9.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.97	(a)	0.96	0.96	0.97	0.94	0.94
Net investment income	5.33	(a)	5.25	5.07	4.81	4.80	4.77
Portfolio turnover	34		42	47	52	50	96
Net assets at end of period (000 Omitted)	$69,715		$77,588	$76,471	$75,776	$73,572	$66,091

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

15

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$161,956,825	$—	$161,956,825
Other Financial Instruments	$—	$(386,965)	$—	$(386,965)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include swap agreements.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

16

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$11,546,286

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$170,290,298
Gross appreciation	617,136
Gross depreciation	(8,950,609)
Net unrealized appreciation (depreciation)	$(8,333,473)

As of 12/31/07
Undistributed ordinary income	10,786,335
Capital loss carryforwards	(3,369,890)
Other temporary differences	21,726
Net unrealized appreciation (depreciation)	(4,442,047)

17

Notes to Financial Statements (unaudited) – continued

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(2,113,205)
12/31/15	(1,256,685)
$(3,369,890)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore the management fee was not reduced.

The management fee incurred for the year for six months ended June 30, 2008 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0250% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $640 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$23,927,869	$26,270,122
Investments (non-U.S. Government securities)	$34,252,832	$48,348,554

18

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	119,460	$1,271,088	729,940	$8,016,412
Service Class	229,872	2,467,506	1,038,873	11,209,759
	349,332	$3,738,594	1,768,813	$19,226,171
Shares issued to shareholders in reinvestment of distributions
Initial Class	609,827	$6,244,633	667,327	$7,180,439
Service Class	446,633	4,546,725	408,023	4,365,847
	1,056,460	$10,791,358	1,075,350	$11,546,286
Shares reacquired
Initial Class	(1,376,789)	$(14,704,638)	(2,517,785)	$(27,442,705)
Service Class	(917,477)	(9,753,250)	(1,152,487)	(12,625,787)
	(2,294,266)	$(24,457,888)	(3,670,272)	$(40,068,492)
Net change
Initial Class	(647,502)	$(7,188,917)	(1,120,518)	$(12,245,854)
Service Class	(240,972)	(2,739,019)	294,409	2,949,819
	(888,474)	$(9,927,936)	(826,109)	$(9,296,035)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $446 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

19

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

20

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Capital Appreciation Portfolio
(formerly Capital Appreciation Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
CAS-SEM

MFS® CAPITAL APPRECIATION PORTFOLIO

(formerly Capital Appreciation Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	2.7%
Google, Inc., “A”	2.6%
Oracle Corp.	2.6%
Microsoft Corp.	2.3%
Genzyme Corp.	2.3%
Amdocs Ltd.	2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
PepsiCo, Inc.	2.1%
Danaher Corp.	2.1%
CVS Caremark Corp.	2.1%

Equity sectors
Technology	24.2%
Health Care	17.3%
Consumer Staples	9.5%
Energy	9.2%
Retailing	9.0%
Financial Services	7.5%
Special Products & Services	6.5%
Industrial Goods & Services	6.1%
Leisure	4.6%
Utilities & Communications	2.3%
Basic Materials	2.2%
Transportation	1.2%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.84%	$1,000.00	$906.66	$3.98
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$905.04	$5.16
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 2.1%
Precision Castparts Corp.	18,060	$1,740,442
United Technologies Corp.	107,820	6,652,494

		$8,392,936

Alcoholic Beverages – 1.5%
Diageo PLC	318,360	$5,851,821

Apparel Manufacturers – 3.5%
LVMH Moet Hennessy Louis Vuitton S.A.	80,190	$8,360,722
NIKE, Inc., “B”	93,670	5,583,669

		$13,944,391

Biotechnology – 3.3%
Genentech, Inc. (a)	32,450	$2,462,955
Genzyme Corp. (a)	124,360	8,956,407
Millipore Corp. (a)	23,610	1,602,175

		$13,021,537

Broadcasting – 2.5%
Grupo Televisa S.A., ADR	113,200	$2,673,784
News Corp., “A”	184,610	2,776,534
Omnicom Group, Inc.	96,230	4,318,802

		$9,769,120

Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	249,600	$5,126,784
Deutsche Boerse AG	26,630	2,989,007
Franklin Resources, Inc.	26,070	2,389,316

		$10,505,107

Business Services – 6.5%
Amdocs Ltd. (a)	302,680	$8,904,846
Automatic Data Processing, Inc.	95,430	3,998,517
Fidelity National Information Services, Inc.	51,180	1,889,054
Visa, Inc., “A”	49,800	4,049,238
Western Union Co.	284,890	7,042,481

		$25,884,136

Cable TV – 0.9%
Comcast Corp., “A”	197,000	$3,737,090

Computer Software – 6.2%
Citrix Systems, Inc. (a)	82,510	$2,426,619
Microsoft Corp.	328,530	9,037,860
Oracle Corp. (a)	487,740	10,242,540
VeriSign, Inc. (a)	74,490	2,815,722

		$24,522,741

Computer Software – Systems – 3.1%
Apple, Inc. (a)	25,530	$4,274,743
EMC Corp. (a)	258,260	3,793,839
International Business Machines Corp.	36,780	4,359,533

		$12,428,115

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 3.4%
Colgate-Palmolive Co.	59,400	$4,104,540
Estee Lauder Cos., Inc., “A”	44,500	2,067,025
Procter & Gamble Co.	122,720	7,462,603

		$13,634,168

Electrical Equipment – 4.0%
Danaher Corp.	107,350	$8,298,155
General Electric Co.	112,620	3,005,828
W.W. Grainger, Inc.	54,540	4,461,372

		$15,765,355

Electronics – 6.5%
Intel Corp.	325,120	$6,983,578
Intersil Corp., “A”	115,140	2,800,205
KLA-Tencor Corp.	104,590	4,257,859
National Semiconductor Corp.	103,850	2,133,079
Samsung Electronics Co. Ltd., GDR	17,633	5,170,384
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	398,283	4,345,268

		$25,690,373

Energy – Integrated – 4.0%
Exxon Mobil Corp.	82,180	$7,242,523
Hess Corp.	27,420	3,460,130
Marathon Oil Corp.	102,070	5,294,371

		$15,997,024

Food & Beverages – 4.6%
General Mills, Inc.	61,260	$3,722,770
Nestle S.A.	138,720	6,278,068
PepsiCo, Inc.	131,200	8,343,008

		$18,343,846

Food & Drug Stores – 2.8%
CVS Caremark Corp.	209,182	$8,277,332
Walgreen Co.	81,250	2,641,438

		$10,918,770

Gaming & Lodging – 1.2%
International Game Technology	86,630	$2,164,017
Royal Caribbean Cruises Ltd.	122,090	2,743,362

		$4,907,379

General Merchandise – 0.5%
Kohl’s Corp. (a)	49,200	$1,969,968

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	68,080	$1,787,100

Insurance – 0.7%
MetLife, Inc.	52,700	$2,780,979

Internet – 3.4%
eBay, Inc. (a)	109,260	$2,986,076
Google, Inc., “A” (a)	19,750	10,396,795

		$13,382,871

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 3.1%
Bank of New York Mellon Corp.	105,171	$3,978,619
State Street Corp.	126,920	8,121,611

		$12,100,230

Medical & Health Technology & Services – 1.2%
Cardinal Health, Inc.	43,790	$2,258,688
VCA Antech, Inc. (a)	89,900	2,497,422

		$4,756,110

Medical Equipment – 4.8%
Advanced Medical Optics, Inc. (a)	165,050	$3,093,037
Medtronic, Inc.	127,150	6,580,013
ResMed, Inc. (a)	79,860	2,854,196
Stryker Corp.	48,200	3,030,816
Zimmer Holdings, Inc. (a)	49,640	3,378,002

		$18,936,064

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	34,400	$2,930,536

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)	461,410	$10,732,397
Juniper Networks, Inc. (a)	106,650	2,365,497
QUALCOMM, Inc.	47,090	2,089,383
Research in Motion Ltd. (a)	18,000	2,104,200

		$17,291,477

Oil Services – 5.2%
Halliburton Co.	146,290	$7,763,610
Noble Corp.	64,070	4,161,987
Schlumberger Ltd.	28,100	3,018,783
Weatherford International Ltd. (a)	110,860	5,497,547

		$20,441,927

Other Banks & Diversified Financials – 1.0%
American Express Co.	101,990	$3,841,963

Personal Computers & Peripherals – 0.6%
NetApp, Inc. (a)	109,550	$2,372,853

Pharmaceuticals – 7.5%
Allergan, Inc.	80,140	$4,171,287
Johnson & Johnson	127,050	8,174,397
Merck KGaA	28,700	4,076,805
Roche Holding AG	33,030	5,936,229
Wyeth	156,640	7,512,454

		$29,871,172

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.5%
Praxair, Inc.	61,240	$5,771,258

Specialty Stores – 2.2%
Lowe’s Cos., Inc.	104,150	$2,161,113
Nordstrom, Inc.	107,490	3,256,947
Staples, Inc.	136,590	3,244,013

		$8,662,073

Telecommunications – Wireless – 2.3%
America Movil S.A.B. de C.V., “L”, ADR	114,750	$6,053,063
Rogers Communications, Inc., “B”	81,540	3,152,336

		$9,205,399

Trucking – 1.2%
FedEx Corp.	29,000	$2,284,910
United Parcel Service, Inc., “B”	41,330	2,540,555

		$4,825,465

Total Common Stocks (Identified Cost, $402,866,659)		$394,241,354

SHORT-TERM OBLIGATIONS – 0.4%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,792,000	$1,792,000

Total Investments (Identified Cost, $404,658,659)		$396,033,354

OTHER ASSETS, LESS LIABILITIES – 0.0%		(80,090)

Net Assets – 100.0%		$395,953,264

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $404,658,659)	$396,033,354
Cash	66,167
Receivable for fund shares sold	76,639
Dividends receivable	323,176
Other assets	4,307
Total assets		$396,503,643
Liabilities
Payable for fund shares reacquired	419,670
Payable to affiliates
Management fee	32,548
Distribution fees	640
Administrative services fee	1,063
Payable for trustees’ compensation	8,918
Accrued expenses and other liabilities	87,540
Total liabilities		$550,379
Net assets		$395,953,264
Net assets consist of
Paid-in capital	$1,181,618,206
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(8,619,662)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(778,237,359)
Undistributed net investment income	1,192,079
Net assets		$395,953,264
Shares of beneficial interest outstanding		19,297,221
Initial Class shares
Net assets	$372,497,722
Shares outstanding	18,146,011
Net asset value per share		$20.53
Service Class shares
Net assets	$23,455,542
Shares outstanding	1,151,210
Net asset value per share		$20.37

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$3,116,500
Interest	71,569
Foreign taxes withheld	(163,859)
Total investment income		$3,024,210
Expenses
Management fee	$1,607,224
Distribution fees	31,106
Administrative services fee	52,453
Trustees’ compensation	25,227
Custodian fee	54,886
Shareholder communications	16,322
Auditing fees	20,119
Legal fees	2,994
Miscellaneous	18,485
Total expenses		$1,828,816
Fees paid indirectly	(1,712)
Net expenses		$1,827,104
Net investment income		$1,197,106
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$4,522,990
Foreign currency transactions	(13,667)
Net realized gain (loss) on investments and foreign currency transactions		$4,509,323
Change in unrealized appreciation (depreciation)
Investments	$(49,397,081)
Translation of assets and liabilities in foreign currencies	2,341
Net unrealized gain (loss) on investments and foreign currency translation		$(49,394,740)
Net realized and unrealized gain (loss) on investments and foreign currency		$(44,885,417)
Change in net assets from operations		$(43,688,311)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$1,197,106	$1,801,291
Net realized gain (loss) on investments and foreign currency transactions	4,509,323	52,056,987
Net unrealized gain (loss) on investments and foreign currency translation	(49,394,740)	2,426,238
Change in net assets from operations	$(43,688,311)	$56,284,516
Distributions declared to shareholders
From net investment income
Initial Class	$(1,763,333)	$(981,066)
Service Class	(37,450)	—
Total distributions declared to shareholders	$(1,800,783)	$(981,066)
Change in net assets from fund share transactions	$(42,117,423)	$(130,804,964)
Total change in net assets	$(87,606,517)	$(75,501,514)
Net assets
At beginning of period	483,559,781	559,061,295
At end of period (including undistributed net investment income of $1,192,079 and $1,795,756, respectively)	$395,953,264	$483,559,781

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$22.74		$20.50	$19.31	$19.25	$17.35		$13.48
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.08	$0.03	$0.03	$0.11		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(2.17)		2.20	1.20	0.14	1.80		3.86
Total from investment operations	$(2.11)		$2.28	$1.23	$0.17	$1.91		$3.87
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.04)	$(0.04)	$(0.11)	$(0.01)		$—
Net asset value, end of period	$20.53		$22.74	$20.50	$19.31	$19.25		$17.35
Total return (%) (k)(r)(s)	(9.33	)(n)	11.14	6.37	0.92	11.02	(b)	28.71	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.84	(a)	0.83	0.79	0.85	0.82		0.82
Net investment income	0.57	(a)	0.36	0.18	0.18	0.62		0.07
Portfolio turnover	15		61	60	153	64		100
Net assets at end of period (000 Omitted)	$372,498		$456,006	$528,522	$649,588	$672,246		$722,980

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$22.54		$20.32	$19.16	$19.11	$17.25		$13.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.01)	$(0.01)	$0.07		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.17)		2.20	1.17	0.13	1.79		3.84
Total from investment operations	$(2.14)		$2.22	$1.16	$0.12	$1.86		$3.81
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$(0.07)	$—		$—
Net asset value, end of period	$20.37		$22.54	$20.32	$19.16	$19.11		$17.25
Total return (%) (k)(r)(s)	(9.50	)(n)	10.93	6.05	0.63	10.78	(b)	28.35 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.09	(a)	1.08	1.04	1.10	1.07		1.07
Net investment income (loss)	0.33	(a)	0.11	(0.07)	(0.07)	0.40		(0.18)
Portfolio turnover	15		61	60	153	64		100
Net assets at end of period (000 Omitted)	$23,456		$27,554	$30,540	$35,371	$35,997		$32,177

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial and Service Class total returns for the year ended December 31, 2004 would have been lower by approximately 0.11%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 2.08% and 2.09%, respectively.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Capital Appreciation Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

11

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$361,856,385	$34,176,969	$—	$396,033,354
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses.

The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

12

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$981,066

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$404,849,397
Gross appreciation	27,411,571
Gross depreciation	(36,227,614)
Net unrealized appreciation (depreciation)	$(8,816,043)

As of 12/31/07
Undistributed ordinary income	$1,795,756
Capital loss carryforwards	(782,549,441)
Other temporary differences	(3,201)
Net unrealized appreciation (depreciation)	$40,581,038

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/08	$(119,795,065)
12/31/09	(282,399,140)
12/31/10	(348,269,974)
12/31/11	(32,085,262)
$(782,549,441)

The availability of a portion of the capital loss carryforwards, which were acquired on April 25, 2005 in connection with the Managed Sectors Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $500 million of average daily net assets	0.675%
Average daily net assets in excess of $1.5 billion	0.65%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the

13

Notes to Financial Statements (unaudited) – continued

fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0245% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,591 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $64,826,253 and $102,566,322, respectively.

14

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	173,820	$3,586,114	169,097	$3,653,840
Service Class	39,563	811,585	58,373	1,243,614
	213,383	$4,397,699	227,470	$4,897,454
Shares issued to shareholders in reinvestment of distributions
Initial Class	79,003	$1,763,333	44,941	$981,066
Service Class	1,690	37,450	—	—
	80,693	$1,800,783	44,941	$981,066
Shares reacquired
Initial Class	(2,159,826)	$(45,944,551)	(5,948,468)	$(129,379,348)
Service Class	(112,750)	(2,371,354)	(338,421)	(7,304,136)
	(2,272,576)	$(48,315,905)	(6,286,889)	$(136,683,484)
Net change
Initial Class	(1,907,003)	$(40,595,104)	(5,734,430)	$(124,744,442)
Service Class	(71,497)	(1,522,319)	(280,048)	(6,060,522)
	(1,978,500)	$(42,117,423)	(6,014,478)	$(130,804,964)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,121 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Core Equity Portfolio
(formerly Core Equity Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
RGS-SEM

MFS® CORE EQUITY PORTFOLIO

(formerly Core Equity Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Danaher Corp.	3.7%
Merck & Co., Inc.	3.1%
Chevron Corp.	2.3%
Exxon Mobil Corp.	2.1%
AT&T, Inc.	2.0%
BHP Billiton PLC	1.9%
International Business Machines Corp.	1.8%
Schering-Plough Corp.	1.8%
Hess Corp.	1.8%
Procter & Gamble Co.	1.6%

Equity sectors
Financial Services	15.5%
Technology	14.7%
Energy	14.7%
Health Care	12.1%
Industrial Goods & Services	9.8%
Utilities & Communications	7.7%
Consumer Staples	7.2%
Leisure	5.0%
Retailing	4.8%
Basic Materials	4.1%
Special Products & Services	2.3%
Autos & Housing	0.8%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.85%	$1,000.00	$891.64	$4.00
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
Service Class	Actual	1.10%	$1,000.00	$890.01	$5.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 2.4%
Lockheed Martin Corp.	17,020	$1,679,193
Northrop Grumman Corp.	14,130	945,297
United Technologies Corp.	33,420	2,062,014

		$4,686,504

Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	17,220	$1,026,484
Quiksilver, Inc. (a)	67,650	664,323

		$1,690,807

Automotive – 0.3%
Johnson Controls, Inc.	17,550	$503,334

Biotechnology – 1.4%
Genzyme Corp. (a)	37,601	$2,708,024

Broadcasting – 1.9%
Omnicom Group, Inc.	13,970	$626,974
Viacom, Inc., “B” (a)	43,300	1,322,382
Walt Disney Co.	53,520	1,669,824

		$3,619,180

Brokerage & Asset Managers – 2.5%
Affiliated Managers Group, Inc. (a)	4,480	$403,469
Deutsche Boerse AG	6,830	766,614
Franklin Resources, Inc.	3,730	341,854
Goldman Sachs Group, Inc.	8,970	1,568,853
Invesco Ltd.	16,780	402,384
Merrill Lynch & Co., Inc.	22,790	722,671
TD AMERITRADE Holding Corp. (a)(l)	34,560	625,190

		$4,831,035

Business Services – 1.7%
Amdocs Ltd. (a)	21,270	$625,763
Fidelity National Information Services, Inc.	24,890	918,690
Satyam Computer Services Ltd., ADR (l)	39,130	959,468
Visa, Inc., “A”	10,520	855,381

		$3,359,302

Cable TV – 0.7%
Comcast Corp., “Special A” (l)	40,510	$759,968
Time Warner Cable, Inc. (a)(l)	19,180	507,886

		$1,267,854

Chemicals – 0.7%
PPG Industries, Inc.	15,030	$862,271
Rohm & Haas Co.	11,530	535,453

		$1,397,724

Computer Software – 3.2%
CommVault Systems, Inc. (a)	15,510	$258,086
MicroStrategy, Inc., “A” (a)	27,230	1,763,143
MSC Software Corp. (a)(l)	151,070	1,658,749
Oracle Corp. (a)	86,680	1,820,280
Salesforce.com, Inc. (a)	11,310	771,681

		$6,271,939

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 3.7%
Apple, Inc. (a)	18,110	$3,032,338
EMC Corp. (a)	45,360	666,338
International Business Machines Corp.	30,060	3,563,012

		$7,261,688

Construction – 0.5%
Pulte Homes, Inc. (l)	60,120	$578,956
Sherwin-Williams Co. (l)	9,550	438,632

		$1,017,588

Consumer Goods & Services – 2.8%
Colgate-Palmolive Co.	19,100	$1,319,810
ITT Educational Services, Inc. (a)	3,960	327,215
New Oriental Education & Technology Group, Inc., ADR (a)(l)	7,840	458,013
Procter & Gamble Co.	49,950	3,037,460
Strayer Education, Inc. (l)	1,560	326,149

		$5,468,647

Electrical Equipment – 4.0%
Danaher Corp.	93,830	$7,253,059
WESCO International, Inc. (a)	14,360	574,974

		$7,828,033

Electronics – 3.7%
Applied Materials, Inc.	28,080	$536,047
Flextronics International Ltd. (a)	88,409	831,045
Hittite Microwave Corp. (a)	17,810	634,392
Intel Corp.	104,310	2,240,579
Intersil Corp., “A”	16,220	394,470
Marvell Technology Group Ltd. (a)	55,820	985,781
National Semiconductor Corp. (l)	21,330	438,118
PLX Technology, Inc. (a)(l)	24,080	183,730
SanDisk Corp. (a)	52,990	990,913

		$7,235,075

Energy – Independent – 3.1%
Apache Corp.	19,080	$2,652,120
Chesapeake Energy Corp. (l)	12,940	853,522
Peabody Energy Corp.	9,240	813,582
XTO Energy, Inc.	25,630	1,755,911

		$6,075,135

Energy – Integrated – 7.7%
Chevron Corp.	45,490	$4,509,424
Exxon Mobil Corp.	47,226	4,162,027
Hess Corp.	27,080	3,417,225
Marathon Oil Corp.	57,550	2,985,118

		$15,073,794

Engineering – Construction – 2.4%
Fluor Corp.	16,000	$2,977,280
Foster Wheeler Ltd. (a)	8,110	593,247
North American Energy Partners, Inc. (a)	52,470	1,137,550

		$4,708,077

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 3.3%
Coca-Cola Co.	18,400	$956,432
General Mills, Inc.	13,380	813,103
Hain Celestial Group, Inc. (a)(l)	27,470	644,996
J.M. Smucker Co.	7,060	286,918
Kellogg Co.	23,710	1,138,554
PepsiCo, Inc.	39,897	2,537,050

		$6,377,053

Food & Drug Stores – 1.1%
CVS Caremark Corp.	56,050	$2,217,898

Gaming & Lodging – 0.7%
International Game Technology	26,430	$660,221
Penn National Gaming, Inc. (a)	4,900	157,535
Royal Caribbean Cruises Ltd. (l)	19,200	431,424
Wyndham Worldwide	10,620	190,204

		$1,439,384

General Merchandise – 0.9%
99 Cents Only Stores (a)(l)	56,320	$371,712
Kohl’s Corp. (a)	26,250	1,051,050
Stage Stores, Inc.	35,400	413,118

		$1,835,880

Health Maintenance Organizations – 0.9%
CIGNA Corp.	31,930	$1,130,003
WellPoint, Inc. (a)	11,070	527,596

		$1,657,599

Insurance – 4.0%
Allied World Assurance Co. Holdings Ltd.	28,910	$1,145,414
Chubb Corp.	53,320	2,613,213
Genworth Financial, Inc., “A”	33,580	598,060
Hartford Financial Services Group, Inc.	25,150	1,623,935
MetLife, Inc.	20,280	1,070,176
Prudential Financial, Inc.	11,730	700,750

		$7,751,548

Internet – 1.4%
Google, Inc., “A” (a)	4,420	$2,326,776
TechTarget, Inc. (a)	38,970	411,523

		$2,738,299

Leisure & Toys – 0.7%
Activision, Inc. (a)	31,930	$1,087,855
THQ, Inc. (a)(l)	18,250	369,745

		$1,457,600

Machinery & Tools – 1.0%
Bucyrus International, Inc., “A”	11,830	$863,827
Eaton Corp.	4,250	361,122
Timken Co.	24,670	812,630

		$2,037,579

Major Banks – 5.2%
Bank of America Corp.	94,896	$2,265,168
Bank of New York Mellon Corp.	39,295	1,486,530
JPMorgan Chase & Co.	72,080	2,473,065
State Street Corp.	26,060	1,667,579

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
UnionBanCal Corp. (l)	16,420	$663,696
Wells Fargo & Co.	64,960	1,542,800

		$10,098,838

Medical & Health Technology & Services – 0.5%
DaVita, Inc. (a)	1,560	$82,883
IDEXX Laboratories, Inc. (a)(l)	4,190	204,221
MWI Veterinary Supply, Inc. (a)(l)	21,990	728,089

		$1,015,193

Medical Equipment – 3.7%
Advanced Medical Optics, Inc. (a)(l)	55,800	$1,045,692
Boston Scientific Corp. (a)	173,840	2,136,494
Conceptus, Inc. (a)(l)	83,990	1,552,975
Cooper Cos., Inc. (l)	29,620	1,100,383
NxStage Medical, Inc. (a)(l)	164,270	630,797
Zimmer Holdings, Inc. (a)	9,770	664,849

		$7,131,190

Metals & Mining – 1.9%
BHP Billiton PLC	94,080	$3,616,363

Natural Gas – Distribution – 1.1%
Equitable Resources, Inc.	100	$6,906
Questar Corp.	19,900	1,413,696
Sempra Energy	14,360	810,622

		$2,231,224

Network & Telecom – 2.2%
Juniper Networks, Inc. (a)	32,660	$724,399
NICE Systems Ltd., ADR (a)	30,240	894,197
Polycom, Inc. (a)	25,610	623,860
Research in Motion Ltd. (a)	12,320	1,440,208
Sonus Networks, Inc. (a)(l)	179,230	612,967

		$4,295,631

Oil Services – 3.9%
Exterran Holdings, Inc. (a)(l)	15,600	$1,115,244
Halliburton Co.	56,800	3,014,376
National Oilwell Varco, Inc. (a)	8,010	710,647
Noble Corp.	34,730	2,256,061
TETRA Technologies, Inc. (a)	21,060	499,333

		$7,595,661

Other Banks & Diversified Financials – 1.9%
American Express Co.	29,030	$1,093,560
Euro Dekania Ltd., IEU (a)(z)	100,530	771,907
Sovereign Bancorp, Inc.	245,920	1,809,971

		$3,675,438

Personal Computers & Peripherals – 0.5%
NetApp, Inc. (a)(l)	46,616	$1,009,703

Pharmaceuticals – 5.6%
Abbott Laboratories	12,050	$638,288
Merck & Co., Inc.	162,180	6,112,564
Schering-Plough Corp.	176,480	3,474,891
Warner Chilcott Ltd., “A” (a)(l)	39,080	662,406

		$10,888,149

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 1.9%
Apartment Investment & Management, “A”, REIT	29,060	$989,784
Mack-Cali Realty Corp., REIT	77,180	2,637,241

		$3,627,025

Restaurants – 1.0%
Panera Bread Co., “A” (a)(l)	11,450	$529,677
Peet’s Coffee & Tea, Inc. (a)(l)	21,870	433,463
Red Robin Gourmet Burgers, Inc. (a)(l)	17,310	480,179
Texas Roadhouse, Inc., “A” (a)(l)	52,190	468,144

		$1,911,463

Specialty Chemicals – 1.5%
Airgas, Inc.	37,620	$2,196,632
Praxair, Inc.	7,300	687,952

		$2,884,584

Specialty Stores – 1.9%
AnnTaylor Stores Corp. (a)(l)	26,840	$643,086
Dick’s Sporting Goods, Inc. (a)(l)	89,290	1,584,005
Ethan Allen Interiors, Inc. (l)	14,530	357,438
Nordstrom, Inc. (l)	28,280	856,884
Pier 1 Imports, Inc. (a)(l)	86,170	296,425

		$3,737,838

Telecommunications – Wireless – 0.5%
Rogers Communications, Inc., “B”	25,420	$988,174

Telephone Services – 2.5%
AT&T, Inc.	115,410	$3,888,163
Embarq Corp.	13,280	627,746
Verizon Communications, Inc.	10,550	373,470

		$4,889,379

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 1.7%
Lorillard, Inc. (a)	15,530	$1,074,055
Philip Morris International, Inc.	47,140	2,328,245

		$3,402,300

Utilities – Electric Power – 3.6%
American Electric Power Co., Inc.	29,930	$1,204,084
Exelon Corp.	11,000	989,560
FirstEnergy Corp.	12,800	1,053,824
NRG Energy, Inc. (a)	33,740	1,447,446
PPL Corp.	22,560	1,179,211
Public Service Enterprise Group, Inc.	26,420	1,213,471

		$7,087,596

Total Common Stocks (Identified Cost, $204,071,728)		$192,602,329

REPURCHASE AGREEMENTS – 0.7%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $1,279,089 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$1,279,000	$1,279,000

COLLATERAL FOR SECURITIES LOANED – 11.7%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	22,850,721	$22,850,721

Total Investments (Identified Cost, $228,201,449)		$216,732,050

OTHER ASSETS, LESS LIABILITIES – (11.1)%		(21,679,163)

Net Assets – 100.0%		$195,052,887

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Security	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$1,412,164	$771,907
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $23,767,650 of securities on loan (identified cost, $228,201,449)	$216,732,050
Cash	259
Receivable for investments sold	4,426,946
Receivable for fund shares sold	111,749
Interest and dividends receivable	200,599
Receivable from investment adviser	84
Other assets	311,763
Total assets		$221,783,450
Liabilities
Payable for investments purchased	$3,375,960
Payable for fund shares reacquired	399,816
Collateral for securities loaned, at value (c)	22,850,721
Payable to affiliates
Management fee	16,115
Distribution and service fees	878
Administrative services fee	535
Payable for trustees’ compensation	4,546
Accrued expenses and other liabilities	81,992
Total liabilities		$26,730,563
Net assets		$195,052,887
Net assets consist of
Paid-in capital	$463,370,053
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,469,142)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(257,889,485)
Undistributed net investment income	1,041,461
Net assets		$195,052,887
Shares of beneficial interest outstanding		14,256,777
Initial Class shares
Net assets	$163,134,426
Shares outstanding	11,911,886
Net asset value per share		$13.70
Service Class shares
Net assets	$31,918,461
Shares outstanding	2,344,891
Net asset value per share		$13.61

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$1,849,413
Income on securities loaned	141,671
Interest	17,072
Foreign taxes withheld	(5,685)
Total investment income		$2,002,471
Expenses
Management fee	$806,084
Distribution fees	40,992
Administrative services fee	26,704
Trustees’ compensation	12,916
Custodian fee	28,227
Shareholder communications	9,774
Auditing fees	22,163
Legal fees	2,900
Miscellaneous	13,911
Total expenses		$963,671
Fees paid indirectly	(291)
Reduction of expenses by investment adviser	(7,318)
Net expenses		$956,062
Net investment income		$1,046,409
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,702,383)
Foreign currency transactions	(1,353)
Net realized gain (loss) on investments and foreign currency transactions		$(2,703,736)
Change in unrealized appreciation (depreciation)
Investments	$(24,291,278)
Translation of assets and liabilities in foreign currencies	(264)
Net unrealized gain (loss) on investments and foreign currency translation		$(24,291,542)
Net realized and unrealized gain (loss) on investments and foreign currency		$(26,995,278)
Change in net assets from operations		$(25,948,869)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$1,046,409	$1,137,949
Net realized gain (loss) on investments and foreign currency transactions	(2,703,736)	21,846,838
Net unrealized gain (loss) on investments and foreign currency translation	(24,291,542)	(15,614,431)
Change in net assets from operations	$(25,948,869)	$7,370,356
Distributions declared to shareholders
From net investment income
Initial Class	$(1,011,464)	$(379,068)
Service Class	(130,810)	(40,124)
From net realized gain on investments
Initial Class	(12,075,166)	(9,027,459)
Service Class	(2,290,711)	(1,660,780)
Total distributions declared to shareholders	$(15,508,151)	$(11,107,431)
Change in net assets from fund share transactions	$(10,484,737)	$158,033,591
Total change in net assets	$(51,941,757)	$154,296,516
Net assets
At beginning of period	246,994,644	92,698,128
At end of period (including undistributed net investment income of $1,041,461 and $1,137,326, respectively)	$195,052,887	$246,994,644

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.52		$17.13	$15.15	$14.32	$12.58	$9.92
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.11	$0.08	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.76)		1.41	1.99	0.84	1.74	2.67
Total from investment operations	$(1.68)		$1.52	$2.07	$0.93	$1.83	$2.75
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)	$(0.09)	$(0.10)	$(0.09)	$(0.09)
From net realized gain on investments	(1.05)		(2.04)	—	—	—	—
Total distributions declared to shareholders	$(1.14)		$(2.13)	$(0.09)	$(0.10)	$(0.09)	$(0.09)
Net asset value, end of period	$13.70		$16.52	$17.13	$15.15	$14.32	$12.58
Total return (%) (k)(r)(s)	(10.84	)(n)	8.71	13.74	6.56	14.63 (b)	27.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.91	0.90	0.88	0.90
Expenses after expense reductions (f)	0.85	(a)	N/A	0.91	N/A	N/A	N/A
Net investment income	1.01	(a)	0.65	0.53	0.64	0.70	0.78
Portfolio turnover	55		156	122	92	97	147
Net assets at end of period (000 Omitted)	$163,134		$212,063	$80,024	$80,710	$83,219	$80,059

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.42		$17.05	$15.09	$14.25	$12.53	$9.89
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.07	$0.04	$0.06	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.76)		1.39	1.98	0.84	1.72	2.65
Total from investment operations	$(1.70)		$1.46	$2.02	$0.90	$1.78	$2.71
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.05)	$(0.06)	$(0.06)	$(0.06)	$(0.07)
From net realized gain on investments	(1.05)		(2.04)	—	—	—	—
Total distributions declared to shareholders	$(1.11)		$(2.09)	$(0.06)	$(0.06)	$(0.06)	$(0.07)
Net asset value, end of period	$13.61		$16.42	$17.05	$15.09	$14.25	$12.53
Total return (%) (k)(r)(s)	(11.00	)(n)	8.40	13.44	6.39	14.29 (b)	27.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.11	1.16	1.15	1.13	1.15
Expenses after expense reductions (f)	1.10	(a)	N/A	1.16	N/A	N/A	N/A
Net investment income	0.76	(a)	0.41	0.29	0.39	0.45	0.53
Portfolio turnover	55		156	122	92	97	147
Net assets at end of period (000 Omitted)	$31,918		$34,932	$12,675	$9,990	$9,916	$8,920

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$187,447,445	$28,512,698	$771,907	$216,732,050
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$1,388,960	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(617,053)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$771,907	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $23,767,650. These loans were collateralized by cash of $22,850,721 and U.S. Treasury obligations of $1,553,109.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of

13

Notes to Financial Statements (unaudited) – continued

business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$2,802,701
Long-term capital gain	8,304,730
Total distributions	$11,107,431

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$228,201,449
Gross appreciation	13,620,757
Gross depreciation	(25,090,156)
Net unrealized appreciation (depreciation)	$(11,469,399)

As of 12/31/07
Undistributed ordinary income	$1,137,326
Undistributed long-term capital gain	14,360,850
Capital loss carryforwards	(250,413,447)
Post-October capital loss deferral	(3,972,447)
Other temporary differences	(72,275)
Net unrealized appreciation (deprectiation)	12,099,847

14

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/08	$(104,052,895)
12/31/09	(146,360,552)
Total	$(250,413,447)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the fund’s acquisition of the assets and liabilities of Capital Opportunities Series, a series of the Trust, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue through June 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total annual fund operating expenses do not exceed 0.85% for the Initial Class shares and 1.10% for the Service Class shares based on the average daily net assets of each respective class. This written agreement will continue through June 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $7,318 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0249% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

15

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $802 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $119,410,647 and $145,681,147, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	13,059	$197,608	135,706	$2,321,182
Service Class	209,949	3,157,045	444,330	7,505,564
	223,008	$3,354,653	580,036	$9,826,746
Shares issued in connection with acquisition of Capital Opportunities Portfolio
Initial Class			10,188,505	$168,851,898
Service Class			1,066,978	17,592,510
			11,255,483	$186,444,408
Shares issued to shareholders in reinvestment of distributions
Initial Class	865,518	$13,086,630	564,617	$9,406,527
Service Class	161,113	2,421,521	102,526	1,700,904
	1,026,631	$15,508,151	667,143	$11,107,431
Shares reacquired
Initial Class	(1,801,307)	$(27,084,960)	(2,725,655)	$(45,522,176)
Service Class	(153,371)	(2,262,581)	(230,166)	(3,822,818)
	(1,954,678)	$(29,347,541)	(2,955,821)	$(49,344,994)
Net change
Initial Class	(922,730)	$(13,800,722)	8,163,173	$135,057,431
Service Class	217,691	3,315,985	1,383,668	22,976,160
	(705,039)	$(10,484,737)	9,546,841	$158,033,591

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $562 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Acquisitions

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of Capital Opportunities Series. The acquisition was accomplished by a tax-free exchange of 11,255,483 shares of the fund (valued at $186,444,408) for all of the assets and liabilities of Capital Opportunities Series. Capital Opportunities Series then distributed those shares to its shareholders. Capital Opportunities Series net assets on that date were $186,444,408, including $19,738,552 of unrealized appreciation, $6,367 of accumulated net investment loss, and $262,544,692 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $281,997,884.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

(formerly Emerging Markets Equity Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

(formerly Emerging Markets Equity Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Petroleo Brasileiro S.A., ADR	8.5%
OAO Gazprom, ADR	8.4%
Companhia Vale do Rio Doce, ADR	3.7%
China Mobile Ltd.	2.8%
Sasol Ltd.	2.1%
America Movil S.A.B. de C.V., “L” ADR	2.1%
Reliance Industries Ltd.	1.8%
CEZ AS	1.6%
CNOOC Ltd.	1.6%
Sberbank	1.5%

Equity sectors
Energy	26.3%
Utilities & Communications	17.3%
Basic Materials	16.6%
Financial Services	13.4%
Technology	6.6%
Consumer Staples	4.5%
Special Products & Services	3.3%
Autos & Housing	3.2%
Transportation	2.8%
Retailing	2.2%
Leisure	1.9%
Industrial Goods & Services	1.8%
Health Care	0.5%

Country weightings
Brazil	19.6%
Russia	17.1%
Mexico	9.3%
Taiwan	7.8%
China	7.5%
South Africa	6.1%
India	4.7%
South Korea	4.6%
Malaysia	3.8%
Other Countries	19.5%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.64%	$1,000.00	$915.55	$7.81
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
Service Class	Actual	1.89%	$1,000.00	$914.37	$9.00
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Effective September 1, 2008, an expense limitation, as described in Note 3 of the Notes to Financial Statements, has been approved for this fund. Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.40% and 1.65% for the Initial Class and the Service Class, respectively; the actual expenses paid during the period would have been approximately $6.67 and $7.85 for the Initial Class and the Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $7.02 and $8.27 for the Initial Class and the Service Class, respectively.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.4%
Airlines – 1.2%
Copa Holdings S.A., “A” (l)	6,720	$189,234
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	218,500	455,815
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	15,570	457,291

		$1,102,340

Alcoholic Beverages – 0.7%
Companhia de Bebidas das Americas, ADR	10,000	$633,500

Apparel Manufacturers – 0.5%
Stella International Holdings	274,500	$492,168

Automotive – 0.6%
PT Astra International Tbk.	196,500	$410,263
Tofas Turk Otomobil Fabrikasi AS	49,140	142,982

		$553,245

Broadcasting – 0.7%
Grupo Televisa S.A., ADR (l)	29,350	$693,247

Business Services – 3.3%
Delek Automotive Systems Ltd.	34,798	$557,811
Infosys Technologies Ltd., ADR (l)	25,250	1,097,365
LPS Brasil-Consultoria de Imoveis S.A.	32,519	661,866
Satyam Computer Services Ltd.	36,960	375,270
Sime Darby Berhad	134,100	379,625

		$3,071,937

Cable TV – 0.6%
Megacable Holdings (a)	179,600	$522,372

Chemicals – 1.7%
Formosa Chemicals & Fibre Corp.	153,000	$301,433
Israel Chemicals Ltd.	29,340	685,699
Makhteshim-Agan Industries Ltd.	62,661	585,399

		$1,572,531

Computer Software – Systems – 0.5%
LG Display Co. Ltd., ADR (l)	23,910	$446,639

Construction – 2.6%
Corporacion Moctezuma S.A. de C.V.	219,800	$528,447
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	8,850	518,433
SARE Holding S.A. de C.V., “B” (a)	553,000	728,320
Siam Cement Public Co. Ltd.	108,600	646,371

		$2,421,571

Consumer Goods & Services – 0.6%
Natura Cosmeticos S.A.	55,810	$576,694

Electrical Equipment – 0.2%
Bharat Heavy Electricals Ltd.	7,380	$236,615

Electronics – 4.4%
AU Optronics Corp.	355,000	$557,886
Chi Mei Optoelectronics Corp.	381,000	439,958
Delta Electronics	162,000	450,993
MediaTek, Inc.	52,000	599,611
Samsung Electronics Co. Ltd.	1,391	831,103
Taiwan Semiconductor Manufacturing Co. Ltd.	586,000	1,254,901

		$4,134,452

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 4.5%
CNOOC Ltd.	860,000	$1,480,182
Oil & Natural Gas Corp. Ltd.	13,890	263,127
PT Bumi Resources Tbk.	934,500	831,117
Reliance Industries Ltd.	34,243	1,667,501

		$4,241,927

Energy – Integrated – 20.2%
LUKOIL, ADR	10,990	$1,083,614
OAO Gazprom, ADR	137,489	7,958,764
Petroleo Brasileiro S.A., ADR	112,912	7,997,557
Sasol Ltd.	33,810	1,995,507

		$19,035,442

Engineering – Construction – 0.3%
Orascom Construction Industries	4,400	$297,410

Food & Beverages – 1.9%
Cherkizovo Group, GDR (a)	33,400	$504,340
Grupo Continental S.A.	204,723	502,325
Tiger Brands Ltd.	15,515	279,101
Tradewinds Berhad	374,900	548,438

		$1,834,204

Gaming & Lodging – 0.6%
Genting Berhad	186,900	$320,318
Resorts World Berhad	280,800	223,437

		$543,755

General Merchandise – 1.1%
Lotte Shopping Co. Ltd.	1,084	$322,801
Wal-Mart de Mexico S.A.B. de C.V.	187,824	744,662

		$1,067,463

Insurance – 0.6%
Cathay Financial Holding Co. Ltd.	278,894	$606,431

Internet – 0.8%
NHN Corp. (a)	1,761	$307,234
Universo Online S.A., IPS	80,500	428,513

		$735,747

Machinery & Tools – 1.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11,340	$443,389
Hyundai Heavy Industries Co. Ltd.	1,313	406,684
Larsen & Toubro Infotech Ltd.	6,867	348,689

		$1,198,762

Major Banks – 3.0%
Banco Santander Chile, ADR	9,403	$404,423
China Development Financial Holding Corp.	1,187,000	479,055
First Financial Holding Co. Ltd.	546,000	599,012
Standard Bank Group Ltd.	61,219	595,600
Unibanco-Uniao de Bancos Brasileiros S.A., ADR	6,276	796,613

		$2,874,703

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 11.6%
Anglo American PLC	15,020	$1,064,681
Arcelormittal S.A.	19,243	549,395
Companhia Vale do Rio Doce, ADR	97,874	3,505,847
Evraz Group S.A., GDR	4,890	569,685
Grupo Mexico S.A.B. de C.V., “B”	540,900	1,226,999
KGHM Polska Miedz S.A.	10,650	500,376
Mining & Metallurgical Co. Norilsk Nickel, ADR	45,210	1,141,294
Novolipetk Steel, GDR	10,300	587,100
PT International Nickel Indonesia	635,500	417,004
Southern Copper Corp.	5,842	622,932
Usinas Siderurgicas de Minas Gerais S.A., IPS	15,875	785,399

		$10,970,712

Network & Telecom – 0.6%
High Tech Computer Corp.	24,020	$538,121

Oil Services – 1.6%
OAO TMK, GDR (a)	15,740	$619,841
Tenaris S.A., ADR (l)	12,420	925,290

		$1,545,131

Other Banks & Diversified Financials – 8.0%
Akbank T.A.S.	75,880	$262,960
AMMB Holdings Berhad	365,000	355,226
Bank Rakyat Indonesia	517,500	286,253
Bumiputra-Commerce Holdings Berhad	114,100	279,357
China Construction Bank	1,520,000	1,224,242
China Merchants Bank Co. Ltd.	150,000	471,326
Chinatrust Financial Holding Co. Ltd.	459,000	443,076
CSU Cardsystem S.A. (a)	133,720	435,461
Hana Financial Group, Inc.	10,920	420,181
OTP Bank Ltd., GDR (a)	6,171	516,647
PT Bank Central Asia Tbk.	1,063,500	285,484
Redecard S.A.	33,500	650,153
Sberbank	444,570	1,404,841
Turkiye Garanti Bankasi A.S. (a)	205,286	473,156

		$7,508,363

Personal Computers & Peripherals – 0.3%
Innolux Display Corp.	181,960	$326,716

Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	310,100	$478,185

Precious Metals & Minerals – 1.6%
Compania de Minas Buenaventura S.A.A., ADR	7,870	$514,462
Impala Platinum Holdings Ltd.	26,494	1,045,630

		$1,560,092

Railroad & Shipping – 1.6%
China Cosco Holdings	161,000	$393,149
Mercator Lines Ltd. (a)	1,984,000	671,084
Ultrapetrol Bahamas Ltd. (a)(l)	37,530	473,253

		$1,537,486

Real Estate – 1.8%
Ayala Land, Inc.	1,878,900	$401,769
Brasil Brokers Participacoes (a)	500	450,902
CapitaLand Ltd.	100,000	419,133
Soho China Ltd.	870,500	474,484

		$1,746,288

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.7%
Asiatic Development Berhad	192,000	$481,836
IOI Corp. Berhad	195,900	446,658
LG Chemical Ltd.	7,180	686,392

		$1,614,886

Specialty Stores – 0.6%
Dufry South America Ltd.	23,890	$523,641

Telecommunications – Wireless – 10.3%
America Movil S.A.B. de C.V., “L”, ADR	37,170	$1,960,718
China Mobile Ltd.	196,000	2,634,398
Egyptian Co. for Mobil Services (MobiNil)	13,847	420,049
Globe Telecom, Inc.	13,800	362,713
Mobile TeleSystems OJSC, ADR	14,442	1,106,402
MTN Group Ltd.	83,830	1,328,793
Philippine Long Distance Telephone Co.	13,693	730,476
Vimpel-Communications, ADR	40,130	1,191,058

		$9,734,607

Telephone Services – 2.4%
AS Eesti Telekom, GDR	14,120	$477,818
China Unicom Ltd., ADR (l)	22,220	411,515
Chunghwa Telecom Co. Ltd.	305,090	789,035
PT Telekomunikasi Indonesia Tbk.	726,000	574,816

		$2,253,184

Tobacco – 1.3%
ITC Ltd.	101,680	$443,823
KT&G Corp.	5,124	440,858
PT Hanjaya Mandala Sampoerna Tbk.	261,500	311,985

		$1,196,666

Utilities – Electric Power – 4.6%
CEZ AS	17,157	$1,522,688
Eletropaulo Metropolitana S.A., IPS	47,920	1,122,975
Manila Water Co., Inc.	2,835,000	1,152,439
Tenaga Nasional Berhad	225,000	561,209

		$4,359,311

Total Common Stocks (Identified Cost, $75,211,619)		$94,786,544

COLLATERAL FOR SECURITIES LOANED – 5.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	4,668,263	$4,668,263

Total Investments (Identified Cost, $79,879,882)		$99,454,807

OTHER ASSETS, LESS LIABILITIES – (5.4)%		(5,061,043)

Net Assets – 100.0%		$94,393,764

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IPS	International Preference Stock

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $4,691,936 of securities on loan (identified cost, $79,879,882)	$99,454,807
Foreign currency, at value (identified cost, $844)	836
Receivable for investments sold	1,007,903
Receivable for fund shares sold	1,409
Interest and dividends receivable	249,424
Other assets	2,110
Total assets		$100,716,489
Liabilities
Payable to custodian	$318,252
Payable for investments purchased	780,527
Payable for fund shares reacquired	328,285
Collateral for securities loaned, at value (c)	4,668,263
Payable to affiliates
Management fee	10,806
Distribution fees	556
Administrative services fee	265
Payable for trustees’ compensation	2,052
Accrued expenses and other liabilities	213,719
Total liabilities		$6,322,725
Net assets		$94,393,764
Net assets consist of
Paid-in capital	$69,766,413
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,576,339
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,274,311
Undistributed net investment income	776,701
Net assets		$94,393,764
Shares of beneficial interest outstanding		5,226,299
Initial Class shares
Net assets	$73,969,774
Shares outstanding	4,084,536
Net asset value per share		$18.11
Service Class shares
Net assets	$20,423,990
Shares outstanding	1,141,763
Net asset value per share		$17.89

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$1,754,084
Interest	31,520
Foreign taxes withheld	(133,509)
Total investment income		$1,652,095
Expenses
Management fee	$535,932
Distribution fees	26,832
Administrative services fee	13,083
Trustees’ compensation	6,201
Custodian fee	222,812
Shareholder communications	5,720
Auditing fees	29,752
Legal fees	2,994
Miscellaneous	19,168
Total expenses		$862,494
Fees paid indirectly	(251)
Net expenses		$862,243
Net investment income		$789,852
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $18,567 country tax)	$4,533,044
Foreign currency transactions	(59,847)
Net realized gain (loss) on investments and foreign currency transactions		$4,473,197
Change in unrealized appreciation (depreciation)
Investments (net of $243,318 decrease in deferred country tax)	$(15,398,673)
Translation of assets and liabilities in foreign currencies	1,520
Net unrealized gain (loss) on investments and foreign currency translation		$(15,397,153)
Net realized and unrealized gain (loss) on investments and foreign currency		$(10,923,956)
Change in net assets from operations		$(10,134,104)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
	(unaudited)
Change in net assets
From operations
Net investment income	$789,852	$1,331,002
Net realized gain (loss) on investments and foreign currency transactions	4,473,197	24,933,539
Net unrealized gain (loss) on investments and foreign currency translation	(15,397,153)	8,441,718
Change in net assets from operations	$(10,134,104)	$34,706,259
Distributions declared to shareholders
From net investment income
Initial Class	$(877,643)	$(1,854,835)
Service Class	(184,427)	(404,084)
From net realized gain on investments
Initial Class	(19,613,637)	(17,838,286)
Service Class	(5,344,734)	(4,249,384)
Total distributions declared to shareholders	$(26,020,441)	$(24,346,589)
Change in net assets from fund share transactions	$12,741,146	$(1,147,671)
Total change in net assets	$(23,413,399)	$9,211,999
Net assets
At beginning of period	117,807,163	108,595,164
At end of period (including undistributed net investment income of $776,701 and $1,048,919, respectively)	$94,393,764	$117,807,163

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$26.15		$24.52	$21.84	$16.16	$12.85	$8.48
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.30	$0.47	$0.29	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(1.81)		7.13	5.92	5.59	3.27	4.23
Total from investment operations	$(1.63)		$7.43	$6.39	$5.88	$3.45	$4.43
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.55)	$(0.25)	$(0.13)	$(0.14)	$(0.06)
From net realized gain on investments	(6.14)		(5.25)	(3.46)	(0.07)	—	—
Total distributions declared to shareholders	$(6.41)		$(5.80)	$(3.71)	$(0.20)	$(0.14)	$(0.06)
Net asset value, end of period	$18.11		$26.15	$24.52	$21.84	$16.16	$12.85
Total return (%) (k)(s)	(8.45	)(n)	35.71	30.16	36.76	27.18	52.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.64	(a)	1.55	1.53	1.31	1.35	1.65
Net investment income	1.60	(a)	1.22	2.08	1.62	1.33	1.99
Portfolio turnover	43		96	110	95	109	125
Net assets at end of period (000 Omitted)	$73,970		$94,193	$89,419	$82,804	$57,799	$46,769

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$25.88		$24.33	$21.71	$16.08	$12.80	$8.45
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.23	$0.41	$0.25	$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.79)		7.07	5.89	5.54	3.25	4.22
Total from investment operations	$(1.64)		$7.30	$6.30	$5.79	$3.40	$4.39
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.50)	$(0.22)	$(0.09)	$(0.12)	$(0.04)
From net realized gain on investments	(6.14)		(5.25)	(3.46)	(0.07)	—	—
Total distributions declared to shareholders	$(6.35)		$(5.75)	$(3.68)	$(0.16)	$(0.12)	$(0.04)
Net asset value, end of period	$17.89		$25.88	$24.33	$21.71	$16.08	$12.80
Total return (%) (k)(s)	(8.56	)(n)	35.38	29.90	36.36	26.96	52.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.89	(a)	1.81	1.78	1.56	1.60	1.89
Net investment income	1.36	(a)	0.96	1.84	1.38	1.08	1.71
Portfolio turnover	43		96	110	95	109	125
Net assets at end of period (000 Omitted)	$20,424		$23,614	$19,176	$10,494	$6,397	$5,049

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the portfolio may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$80,378,215	$19,076,592	$—	$99,454,807
Other Financial Instruments	$—	$—	$—	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $4,691,936. These loans were collateralized by cash of $4,668,263 and U.S. Treasury obligations of $141,246.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no

12

Notes to Financial Statements (unaudited) – continued

provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss defferals, foreign currency transactions, foreign taxes, and the fund’s investment in passive foreign investment companies.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$5,681,971
Long-term capital gain	18,664,618
Total distributions	$24,346,589

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$80,067,893
Gross appreciation	25,480,411
Gross depreciation	(6,093,497)
Net unrealized appreciation (depreciation)	$19,386,914

As of 12/31/07
Undistributed ordinary income	$6,943,066
Undistributed long-term capital gain	19,062,355
Other temporary differences	(252,430)
Net unrealized appreciation (depreciation)	35,028,905

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

Effective September 1, 2008, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual operating expenses do not exceed 1.40% annually of average daily net assets for the Initial Class shares and 1.65% annually of average daily net assets for the Service Class shares. This written agreement will continue through April 30, 2010, unless changed or rescinded by the fund’s Board of Trustees.

13

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0257% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $377 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $44,071,659 and $55,886,972, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	75,960	$1,760,349	160,162	$3,974,259
Service Class	102,450	2,402,381	152,282	3,659,943
	178,410	$4,162,730	312,444	$7,634,202
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,029,195	$20,491,280	926,735	$19,693,121
Service Class	281,096	5,529,161	220,962	4,653,468
	1,310,291	$26,020,441	1,147,697	$24,346,589
Shares reacquired
Initial Class	(622,689)	$(14,023,807)	(1,130,873)	$(27,255,257)
Service Class	(154,360)	(3,418,218)	(248,851)	(5,873,205)
	(777,049)	$(17,442,025)	(1,379,724)	$(33,128,462)
Net change
Initial Class	482,466	$8,227,822	(43,976)	$(3,587,877)
Service Class	229,186	4,513,324	124,393	2,440,206
	711,652	$12,741,146	80,417	$(1,147,671)

14

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $279 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Governments Portfolio

(formerly Global Governments Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

(formerly Global Governments Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	71.6%
U.S. Treasury Securities	18.9%
Commercial Mortgage-Backed Securities	2.8%
U.S. Government Agencies	1.9%
Mortgage-Backed Securities	1.0%
Municipal Bonds	0.5%

Credit quality of bonds (r)
AAA	72.7%
AA	27.3%

Portfolio facts
Average Duration (d)(i)	6.3
Average Life (i)(m)	8.3 yrs.
Average Maturity (i)(m)	8.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	28.2%
Japan	24.3%
United Kingdom	10.9%
Germany	9.5%
France	5.2%
Netherlands	4.8%
Spain	4.7%
Italy	4.0%
Belgium	3.9%
Other Countries	4.5%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.00%	$1,000.00	$1,037.55	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
Service Class	Actual	1.25%	$1,000.00	$1,037.00	$6.33
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 85.7%
Foreign Bonds – 61.6%
Australia – 1.1%
Commonwealth of Australia, 6%, 2017	AUD	509,000	$473,316

Belgium – 3.7%
Kingdom of Belgium, 5.5%, 2017	EUR	1,009,000	$1,658,771

Canada – 1.9%
Canada Housing Trust, 4.6%, 2011	CAD	280,000	$281,816
Government of Canada, 4.5%, 2015	CAD	424,000	439,762
Government of Canada, 5.75%, 2033	CAD	87,000	107,231

			$828,809

Denmark – 0.6%
Kingdom of Denmark, 4%, 2015	DKK	1,297,000	$258,017

France – 5.0%
Republic of France, 6%, 2025	EUR	976,000	$1,706,732
Republic of France, 4.75%, 2035	EUR	356,000	539,114

			$2,245,846

Germany – 9.2%
Federal Republic of Germany, 5.25%, 2010	EUR	797,000	$1,269,074
Federal Republic of Germany, 3.75%, 2015	EUR	913,000	1,365,833
Federal Republic of Germany, 6.25%, 2030	EUR	796,000	1,462,338

			$4,097,245

Italy – 4.0%
Republic of Italy, 4.75%, 2013	EUR	1,135,000	$1,767,750

Japan – 15.6%
Government of Japan, 0.8%, 2010	JPY	39,000,000	$368,347
Government of Japan, 1.5%, 2012	JPY	221,000,000	2,119,801
Government of Japan, 1.3%, 2014	JPY	91,000,000	858,197
Government of Japan, 1.5%, 2015	JPY	15,000,000	143,216
Government of Japan, 1.7%, 2017	JPY	89,000,000	853,312
Government of Japan, 2.1%, 2024	JPY	152,000,000	1,444,610
Government of Japan, 2.2%, 2027	JPY	95,000,000	898,919
Government of Japan, 2.4%, 2037	JPY	26,000,000	244,935

			$6,931,337

Netherlands – 4.6%
Kingdom of Netherlands, 3.75%, 2014	EUR	1,365,000	$2,037,804

Spain – 4.5%
Kingdom of Spain, 5%, 2012	EUR	1,255,000	$1,983,647

Sweden – 0.6%
Kingdom of Sweden, 4.5%, 2015	SEK	1,785,000	$294,762

United Kingdom – 10.8%
United Kingdom Treasury, 9%, 2011	GBP	602,000	$1,324,795
United Kingdom Treasury, 8%, 2015	GBP	785,000	1,823,657
United Kingdom Treasury, 8%, 2021	GBP	333,000	834,785
United Kingdom Treasury, 4.25%, 2036	GBP	441,000	810,873

			$4,794,110

Total Foreign Bonds			$27,371,414

Issuer	Shares/Par		Value ($)

BONDS – continued
U.S. Bonds – 24.1%
Asset Backed & Securitized – 2.8%
Bayview Commercial Asset Trust, FRN, 3.648%, 2023 (n)	CAD	150,000	$112,873
Commercial Mortgage Asset Trust, FRN, 1.119%, 2032 (i)(n)		$7,800,183	199,966
Commercial Mortgage Pass-Through Certificates, FRN, 2.661%, 2017 (n)		331,000	319,690
Commercial Mortgage Pass-Through Certificates, FRN, 2.671%, 2017 (n)		474,018	448,759
First Union National Bank Commercial Mortgage Trust, FRN, 1.142%, 2043 (i)(n)		8,045,304	160,764

			$1,242,052

Mortgage Backed – 1.0%
Fannie Mae, 5.549%, 2013		$97,211	$99,441
Fannie Mae, 4.78%, 2015		71,909	70,097
Fannie Mae, 4.856%, 2015		46,060	44,692
Fannie Mae, 5.09%, 2016		59,000	58,126
Fannie Mae, 5.424%, 2016		71,929	72,607
Fannie Mae, 5.05%, 2017		54,000	53,052
Fannie Mae, 5.32%, 2017		43,555	43,457

			$441,472

Municipals – 0.5%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$215,000	$232,437

U.S. Government Agencies – 1.9%
Aid-Egypt, 4.45%, 2015		$252,000	$254,150
Small Business Administration, 5.09%, 2025		49,162	48,243
Small Business Administration, 5.21%, 2026		525,608	525,352

			$827,745

U.S. Treasury Obligations – 17.9%
U.S. Treasury Bonds, 4.75%, 2017		$912,000	$966,150
U.S. Treasury Bonds, 8%, 2021		958,000	1,299,362
U.S. Treasury Bonds, 4.75%, 2037		274,000	282,948
U.S. Treasury Notes, 2.125%, 2010		2,996,000	2,974,231
U.S. Treasury Notes, 4.75%, 2012		1,337,000	1,410,848
U.S. Treasury Notes, 4%, 2015 (f)		1,001,000	1,028,919

			$7,962,458

Total U.S. Bonds			$10,706,164

Total Bonds (Identified Cost, $37,778,409)			$38,077,578

SHORT-TERM OBLIGATIONS – 9.0%
Federal Home Loan Bank, 2.075%, due 7/07/08, at Amortized Cost and Value (y)		$4,023,000	$4,021,609

4

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.0%
U.S. Treasury Notes 10yr Future – July 2008 @ $114.50 (Premiums Paid, $5,384) (a)	7	$4,813

PUT OPTIONS PURCHASED – 0.0%
USD Currency – July 2008 @ EUR 1.59 (Premiums Paid, $4,438) (a)	651,900	$4,183

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

REPURCHASE AGREEMENTS – 4.5%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $1,995,666 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$1,990,000	$1,990,000

Total Investments (Identified Cost, $43,799,840)		$44,098,183

OTHER ASSETS, LESS LIABILITIES – 0.8%		337,063

Net Assets – 100.0%		$44,435,246

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,242,052, representing 2.8% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	230,536	8/11/08	$220,374	$219,779	$595
SELL	CAD	63,818	8/25/08	62,765	62,662	103
BUY	CHF	118,149	7/21/08	114,070	115,868	1,798
SELL	CLP	26,933,731	7/17/08	54,056	51,226	2,830
BUY	CNY	1,554,863	8/21/08	225,000	228,282	3,282
BUY	DKK	188,902	8/12/08	39,069	39,802	733
BUY	EUR	3,500,463	8/25/08	5,437,064	5,497,859	60,795
BUY	JPY	793,884,155	7/31/08-8/26/08	7,393,134	7,510,078	116,944
BUY	NOK	2,314,461	7/18/08	445,903	453,948	8,045
BUY	SEK	1,228,867	7/31/08	203,216	203,774	558
SELL	SEK	1,378,275	7/31/08	230,000	228,550	1,450
						$197,133

Depreciation
SELL	AUD	266,562	8/11/08	$247,234	$254,123	$(6,889)
SELL	CAD	30,318	8/25/08	29,757	29,769	(12)
BUY	CLP	53,948,542	7/17/08	108,114	102,607	(5,507)
BUY	EUR	137,312	8/25/08	215,689	215,663	(26)
SELL	EUR	2,362,126	8/20/08-8/25/08	3,667,574	3,709,985	(42,411)
SELL	GBP	1,184,734	8/26/08	2,321,072	2,351,480	(30,408)
BUY	JPY	22,050,708	7/31/08	211,187	208,323	(2,864)
SELL	JPY	115,194,142	7/31/08-8/26/08	1,072,713	1,088,536	(15,823)
SELL	NZD	427,823	8/20/08	320,120	323,147	(3,027)
						$(106,967)

Futures Contracts Outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 Yr (Long)	3	$3,832,225	Sept-08	$29,403

At June 30, 2008, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $43,799,840)	$44,098,183
Cash	7,070
Foreign currency, at value (identified cost, $2)	2
Receivable for forward foreign currency exchange contracts	197,133
Receivable for daily variation margin on open futures contracts	6,285
Receivable for fund shares sold	319,724
Interest receivable	717,754
Receivable from investment adviser	2,969
Other assets	514
Total assets		$45,349,634
Liabilities
Payable for forward foreign currency exchange contracts	$106,967
Payable for investments purchased	751,164
Payable for fund shares reacquired	9,895
Payable to affiliates
Management fee	3,623
Distribution fees	148
Administrative services fee	134
Payable for trustees’ compensation	709
Accrued expenses and other liabilities	41,748
Total liabilities		$914,388
Net assets		$44,435,246
Net assets consist of
Paid-in capital	$43,130,126
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	439,127
Accumulated net realized gain (loss) on investments and foreign currency transactions	498,503
Undistributed net investment income	367,490
Net assets		$44,435,246
Shares of beneficial interest outstanding		4,072,523
Initial Class shares
Net assets	$38,978,109
Shares outstanding	3,568,306
Net asset value per share		$10.92
Service Class shares
Net assets	$5,457,137
Shares outstanding	504,217
Net asset value per share		$10.82

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$780,949
Foreign taxes withheld	(1,080)
Total investment income		$779,869
Expenses
Management fee	$164,040
Distribution fees	6,232
Administrative services fee	6,049
Trustees’ compensation	2,124
Custodian fee	24,201
Shareholder communications	3,601
Auditing fees	26,582
Legal fees	2,994
Miscellaneous	4,486
Total expenses		$240,309
Fees paid indirectly	(35)
Reduction of expenses by investment adviser	(14,244)
Net expenses		$226,030
Net investment income		$553,839
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,099,649
Futures contracts	(36,084)
Foreign currency transactions	170,777
Net realized gain (loss) on investments and foreign currency transactions		$1,234,342
Change in unrealized appreciation (depreciation)
Investments	$(391,621)
Futures contracts	15,694
Translation of assets and liabilities in foreign currencies	100,774
Net unrealized gain (loss) on investments and foreign currency translation		$(275,153)
Net realized and unrealized gain (loss) on investments and foreign currency		$959,189
Change in net assets from operations		$1,513,028

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$553,839	$1,361,264
Net realized gain (loss) on investments and foreign currency transactions	1,234,342	2,069,516
Net unrealized gain (loss) on investments and foreign currency translation	(275,153)	(6,909)
Change in net assets from operations	$1,513,028	$3,423,871
Distributions declared to shareholders
From net investment income
Initial Class	$(3,124,521)	$(767,617)
Service Class	(424,165)	(65,103)
Total distributions declared to shareholders	$(3,548,686)	$(832,720)
Change in net assets from fund share transactions	$5,849,342	$(5,399,291)
Total change in net assets	$3,813,684	$(2,808,140)
Net assets
At beginning of period	40,621,562	43,429,702
At end of period (including undistributed net investment income of $367,490 and $3,362,337, respectively)	$44,435,246	$40,621,562

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$11.43		$10.70	$10.29	$12.40	$12.92	$11.75
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.36	$0.34	$0.29	$0.30	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		0.58	0.17	(1.10)	0.76	1.45
Total from investment operations	$0.43		$0.94	$0.51	$(0.81)	$1.06	$1.79
Less distributions declared to shareholders
From net investment income	$(0.94)		$(0.21)	$—	$(1.23)	$(1.58)	$(0.62)
From net realized gain on investments	—		—	(0.10)	(0.07)	—	—
Total distributions declared to shareholders	$(0.94)		$(0.21)	$(0.10)	$(1.30)	$(1.58)	$(0.62)
Net asset value, end of period	$10.92		$11.43	$10.70	$10.29	$12.40	$12.92
Total return (%) (k)(r)(s)	3.76	(n)	8.99	4.97	(7.20)	10.06	15.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.13	1.03	0.98	0.95
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	N/A	N/A
Net investment income	2.56	(a)	3.33	3.21	2.64	2.48	2.75
Portfolio turnover	47		134	122	137	124	143
Net assets at end of period (000 Omitted)	$38,978		$36,559	$39,637	$48,203	$62,107	$67,472

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$11.32		$10.60	$10.22	$12.33	$12.85	$11.71
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	$0.31	$0.27	$0.27	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.58	0.17	(1.11)	0.75	1.45
Total from investment operations	$0.42		$0.91	$0.48	$(0.84)	$1.02	$1.75
Less distributions declared to shareholders
From net investment income	$(0.92)		$(0.19)	$—	$(1.20)	$(1.54)	$(0.61)
From net realized gain on investments	—		—	(0.10)	(0.07)	—	—
Total distributions declared to shareholders	$(0.92)		$(0.19)	$(0.10)	$(1.27)	$(1.54)	$(0.61)
Net asset value, end of period	$10.82		$11.32	$10.60	$10.22	$12.33	$12.85
Total return (%) (k)(r)(s)	3.70	(n)	8.67	4.70	(7.49)	9.80	15.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.33	1.38	1.28	1.23	1.20
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	N/A	N/A
Net investment income	2.30	(a)	3.08	2.96	2.39	2.23	2.50
Portfolio turnover	47		134	122	137	124	143
Net assets at end of period (000 Omitted)	$5,457		$4,063	$3,793	$4,238	$4,832	$5,355

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2

12

Notes to Financial Statements (unaudited) – continued

includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$8,996	$44,089,187	$—	$44,098,183
Other Financial Instruments	$29,403	$90,166	$—	$119,569

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

13

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

14

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$832,720

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 06/30/08
Cost of investments	$43,973,388
Gross appreciation	641,451
Gross depreciation	(516,656)
Net unrealized appreciation (depreciation)	$124,795
As of 12/31/07
Undistributed ordinary income	$3,543,691
Capital loss carryforwards	(628,757)
Other temporary differences	(160,095)
Net unrealized appreciation (depreciation)	$585,939

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(535,220)
12/31/15	(93,537)
$(628,757)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2008, these reductions amounted to $14,244 and are reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

15

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0276% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $155 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$9,253,760	$6,944,518
Investments (non-U.S. Government securities)	$12,143,711	$10,083,156

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	487,496	$5,800,968	358,978	$3,895,230
Service Class	164,409	1,937,757	71,703	777,100
	651,905	$7,738,725	430,681	$4,672,330
Shares issued to shareholders in reinvestment of distributions
Initial Class	284,565	$3,124,521	72,417	$767,617
Service Class	38,985	424,165	6,188	65,103
	323,550	$3,548,686	78,605	$832,720
Shares reacquired
Initial Class	(403,544)	$(4,754,690)	(936,883)	$(10,085,772)
Service Class	(58,059)	(683,379)	(76,814)	(818,569)
	(461,603)	$(5,438,069)	(1,013,697)	$(10,904,341)
Net change
Initial Class	368,517	$4,170,799	(505,488)	$(5,422,925)
Service Class	145,335	1,678,543	1,077	23,634
	513,852	$5,849,342	(504,411)	$(5,399,291)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $108 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Global Growth Portfolio
(formerly Global Growth Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

(formerly Global Growth Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
BHP Billiton PLC	2.8%
INPEX Holdings, Inc.	2.3%
Nestle S.A.	2.3%
Roche Holding AG	1.9%
LVMH Moet Hennessy Louis Vuitton S.A.	1.8%
Intel Corp.	1.7%
TOTAL S.A.	1.6%
OAO Gazprom, ADR	1.6%
WPP Group PLC	1.5%
Petroleo Brasileiro S.A., ADR	1.4%

Equity sectors
Technology	17.6%
Financial Services	13.6%
Basic Materials	12.3%
Health Care	11.5%
Energy	10.0%
Consumer Staples	8.7%
Special Products & Services	6.9%
Retailing	5.4%
Leisure	4.9%
Utilities & Communications	3.5%
Industrial Goods & Services	3.1%
Autos & Housing	0.7%

Country weightings
United States	31.4%
United Kingdom	10.1%
Switzerland	9.6%
Japan	7.7%
France	7.0%
Germany	5.1%
India	3.0%
Russia	2.5%
Brazil	2.1%
Other Countries	21.5%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.20%	$1,000.00	$911.98	$5.70
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
Service Class	Actual	1.45%	$1,000.00	$910.82	$6.89
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Aerospace – 0.8%
United Technologies Corp.	14,740	$909,455

Alcoholic Beverages – 1.6%
Companhia de Bebidas das Americas, ADR	12,470	$789,975
Pernod Ricard S.A. (l)	9,678	992,986

		$1,782,961

Apparel Manufacturers – 3.3%
Li & Fung Ltd.	255,800	$770,961
LVMH Moet Hennessy Louis Vuitton S.A.	19,820	2,066,461
NIKE, Inc., “B”	13,890	827,983

		$3,665,405

Automotive – 0.7%
PT Astra International Tbk.	366,500	$765,198

Biotechnology – 1.7%
Actelion Ltd. (a)	17,256	$919,593
Genzyme Corp. (a)	14,490	1,043,570

		$1,963,163

Broadcasting – 3.7%
Grupo Televisa S.A., ADR	45,980	$1,086,048
Societe Television Francaise 1 (l)	21,094	350,668
Walt Disney Co. (l)	35,180	1,097,616
WPP Group PLC	170,620	1,643,831

		$4,178,163

Brokerage & Asset Managers – 4.3%
Daiwa Securities Group, Inc.	108,000	$994,087
Deutsche Boerse AG	4,600	516,314
Franklin Resources, Inc. (l)	9,220	845,013
Goldman Sachs Group, Inc.	4,110	718,839
ICAP PLC	44,210	473,198
Julius Baer Holding Ltd.	20,064	1,345,002

		$4,892,453

Business Services – 6.0%
Accenture Ltd., “A”	18,800	$765,536
Amdocs Ltd. (a)	13,760	404,819
Capita Group PLC	31,060	425,033
Fidelity National Information Services, Inc.	16,610	613,075
Infosys Technologies Ltd., ADR (l)	32,090	1,394,631
Intertek Group PLC	29,770	585,310
Satyam Computer Services Ltd.	105,060	1,066,716
Visa, Inc., “A”	19,150	1,557,087

		$6,812,207

Chemicals – 2.4%
3M Co.	13,960	$971,476
Makhteshim-Agan Industries Ltd.	127,760	1,193,575
Wacker Chemie AG	2,580	537,942

		$2,702,993

Computer Software – 1.0%
Oracle Corp. (a)	54,600	$1,146,600

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 2.9%
Apple Computer, Inc. (a)	6,760	$1,131,894
EMC Corp. (a)(l)	51,730	759,914
International Business Machines Corp.	11,660	1,382,060

		$3,273,868

Conglomerates – 0.9%
Siemens AG	8,750	$969,301

Consumer Goods & Services – 4.0%
Alberto-Culver Co. (l)	28,560	$750,271
Colgate-Palmolive Co.	11,120	768,392
L’Oreal S.A.	5,730	623,630
Procter & Gamble Co.	18,810	1,143,836
Reckitt Benckiser Group PLC	23,540	1,192,891

		$4,479,020

Containers – 0.7%
Brambles Ltd.	95,700	$801,040

Electrical Equipment – 1.6%
Keyence Corp.	3,300	$787,070
Schneider Electric S.A. (l)	9,333	1,006,342

		$1,793,412

Electronics – 8.9%
Canon, Inc. (l)	17,100	$880,521
Hirose Electric Co. Ltd. (l)	9,600	965,115
Hoya Corp.	21,000	486,207
Intel Corp.	87,440	1,878,211
Konica Minolta Holdings, Inc.	41,000	693,290
Marvell Technology Group Ltd. (a)(l)	35,010	618,277
National Semiconductor Corp. (l)	35,130	721,570
Royal Philips Electronics N.V.	23,840	805,341
Samsung Electronics Co. Ltd.	1,819	1,086,827
SUMCO Corp.	33,300	738,011
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	107,070	1,168,134

		$10,041,504

Energy – Independent – 2.3%
INPEX Holdings, Inc.	206	$2,603,291

Energy – Integrated – 4.6%
OAO Gazprom, ADR	31,140	$1,802,587
Petroleo Brasileiro S.A., ADR	22,110	1,566,051
TOTAL S.A.	21,440	1,830,285

		$5,198,923

Food & Beverages – 3.1%
Nestle S.A.	56,560	$2,559,743
PepsiCo, Inc.	15,110	960,845

		$3,520,588

Food & Drug Stores – 0.8%
Tesco PLC	129,609	$952,506

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.3%
International Game Technology	11,750	$293,515

Internet – 1.1%
Google, Inc., “A” (a)	2,390	$1,258,144

Machinery & Tools – 0.7%
GEA Group AG	23,330	$821,556

Major Banks – 5.5%
Bank of New York Mellon Corp.	19,290	$729,741
Erste Bank der oesterreichischen Sparkassen AG	20,860	1,290,869
HSBC Holdings PLC	64,718	998,644
Raiffeisen International Bank Holding AG	6,260	793,602
Standard Chartered PLC	27,995	792,288
State Street Corp.	15,540	994,405
UniCredito Italiano S.p.A.	102,160	622,629

		$6,222,178

Medical Equipment – 2.7%
Medtronic, Inc.	19,560	$1,012,230
Synthes, Inc.	9,170	1,260,269
Zimmer Holdings, Inc. (a)	11,730	798,227

		$3,070,726

Metals & Mining – 4.7%
Anglo American PLC	17,020	$1,206,450
BHP Billiton PLC	81,730	3,141,638
Mining & Metallurgical Co. Norilsk Nickel, ADR	38,610	974,682

		$5,322,770

Network & Telecom – 3.7%
Cisco Systems, Inc. (a)	46,610	$1,084,149
NICE Systems Ltd., ADR (a)	18,500	547,045
Nokia Oyj	56,110	1,375,004
Research in Motion Ltd. (a)	10,040	1,173,676

		$4,179,874

Oil Services – 3.1%
Halliburton Co.	18,880	$1,001,962
Schlumberger Ltd.	11,210	1,204,290
Tenaris S.A., ADR	17,130	1,276,185

		$3,482,437

Other Banks & Diversified Financials – 3.8%
Aeon Credit Service Co. Ltd.	46,700	$586,200
American Express Co.	29,420	1,108,251
Bank of Cyprus Public Co. Ltd.	47,623	573,904
Housing Development Finance Corp. Ltd.	20,995	958,792
UBS AG (a)	52,277	1,082,478

		$4,309,625

Pharmaceuticals – 7.1%
Allergan, Inc.	20,920	$1,088,886
Bayer AG	12,440	1,045,280
Merck & Co., Inc.	27,120	1,022,153

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Novartis AG	27,170	$1,492,246
Novo Nordisk A/S, “B”	18,670	1,230,536
Roche Holding AG	12,100	2,174,640

		$8,053,741

Restaurants – 0.9%
YUM! Brands, Inc.	27,990	$982,169

Specialty Chemicals – 4.5%
Akzo Nobel N.V.	15,140	$1,036,912
L’Air Liquide S.A.	7,667	1,011,178
Linde AG	7,760	1,088,346
Praxair, Inc. (l)	12,610	1,188,366
Symrise AG	35,600	773,791

		$5,098,593

Specialty Stores – 1.3%
Industria de Diseno Textil S.A. (l)	16,460	$756,925
Staples, Inc. (l)	28,840	684,950

		$1,441,875

Telecommunications – Wireless – 2.7%
America Movil S.A.B. de C.V., “L”, ADR	21,230	$1,119,883
MTN Group Ltd.	72,970	1,156,651
Rogers Communications, Inc., “B”	19,420	754,931

		$3,031,465

Telephone Services – 0.8%
Telefonica S.A.	33,260	$879,362

Total Common Stocks (Identified Cost, $112,109,265)		$110,900,081

SHORT-TERM OBLIGATIONS – 1.4%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,585,000	$1,585,000

COLLATERAL FOR SECURITIES LOANED – 7.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	7,872,396	$7,872,396

Total Investments (Identified Cost, $121,566,661)		$120,357,477

OTHER ASSETS, LESS LIABILITIES – (6.6)%		(7,481,927)

Net Assets – 100.0%		$112,875,550

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financials

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $7,597,645 of securities on loan (identified cost, $121,566,661)	$120,357,477
Foreign currency, at value (identified cost, $7,475)	7,734
Receivable for investments sold	1,548,967
Receivable for fund shares sold	21,201
Interest and dividends receivable	198,001
Other assets	1,894
Total assets		$122,135,274
Liabilities
Payable to custodian	$18,171
Payable for investments purchased	1,134,397
Payable for fund shares reacquired	96,962
Collateral for securities loaned, at value	7,872,396
Payable to affiliates
Management fee	11,097
Distribution fees	207
Administrative services fee	314
Payable for trustees’ compensation	2,560
Accrued expenses and other liabilities	123,620
Total liabilities		$9,259,724
Net assets		$112,875,550
Net assets consist of
Paid-in capital	$142,476,099
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,208,599)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(29,145,944)
Undistributed net investment income	753,994
Net assets		$112,875,550
Shares of beneficial interest outstanding		7,121,577
Initial Class shares
Net assets	$105,292,937
Shares outstanding	6,640,681
Net asset value per share		$15.86
Service Class shares
Net assets	$7,582,613
Shares outstanding	480,896
Net asset value per share		$15.77

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$1,605,415
Interest	85,679
Foreign taxes withheld	(122,146)
Total investment income		$1,568,948
Expenses
Management fee	$553,351
Distribution fees	10,135
Administrative services fee	15,614
Trustees’ compensation	7,340
Custodian fee	110,226
Shareholder communications	5,209
Auditing fees	29,590
Legal fees	2,994
Miscellaneous	11,814
Total expenses		$746,273
Fees paid indirectly	(341)
Net expenses		$745,932
Net investment income		$823,016
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$4,276,973
Foreign currency transactions	(42,914)
Net realized gain (loss) on investments and foreign currency transactions		$4,234,059
Change in unrealized appreciation (depreciation)
Investments	$(17,104,623)
Translation of assets and liabilities in foreign currencies	191
Net unrealized gain (loss) on investments and foreign currency translation		$(17,104,432)
Net realized and unrealized gain (loss) on investments and foreign currency		$(12,870,373)
Change in net assets from operations		$(12,047,357)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$823,016	$1,230,209
Net realized gain (loss) on investments and foreign currency transactions	4,234,059	27,684,999
Net unrealized gain (loss) on investments and foreign currency translation	(17,104,432)	(9,801,567)
Change in net assets from operations	$(12,047,357)	$19,113,641
Distributions declared to shareholders
From net investment income
Initial Class	$(1,013,748)	$(2,413,626)
Service Class	(52,890)	(124,151)
Total distributions declared to shareholders	$(1,066,638)	$(2,537,777)
Change in net assets from fund share transactions	$(14,597,043)	$(33,505,791)
Total change in net assets	$(27,711,038)	$(16,929,927)
Net assets
At beginning of period	140,586,588	157,516,515
At end of period (including undistributed net investment income of $753,994 and $997,616, respectively)	$112,875,550	$140,586,588

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004		2003

Net asset value, beginning of period	$17.54		$15.74	$13.48	$12.31	$10.70		$7.94
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.14	$0.20	$0.07	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.64)		1.94	2.14	1.16	1.61		2.73
Total from investment operations	$(1.53)		$2.08	$2.34	$1.23	$1.66		$2.80
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.08)	$(0.06)	$(0.05)		$(0.04)
Net asset value, end of period	$15.86		$17.54	$15.74	$13.48	$12.31		$10.70
Total return (%) (k)(r)(s)	(8.80	)(n)	13.27	17.37	10.03	15.61	(b)	35.44	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.20	(a)	1.10	1.14	1.08	1.07		1.11
Net investment income	1.35	(a)	0.83	1.39	0.59	0.48		0.76
Portfolio turnover	40		76	92	87	115		147
Net assets at end of period (000 Omitted)	$105,293		$131,870	$148,793	$155,375	$175,146		$185,500

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004		2003

Net asset value, beginning of period	$17.42		$15.63	$13.39	$12.24	$10.64		$7.90
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.09	$0.17	$0.04	$0.02		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.63)		1.94	2.12	1.14	1.61		2.73
Total from investment operations	$(1.54)		$2.03	$2.29	$1.18	$1.63		$2.77
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.05)	$(0.03)	$(0.03)		$(0.03)
Net asset value, end of period	$15.77		$17.42	$15.63	$13.39	$12.24		$10.64
Total return (%) (k)(r)(s)	(8.92	)(n)	13.04	17.09	9.65	15.41	(b)	35.13	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.45	(a)	1.35	1.39	1.33	1.32		1.36
Net investment income	1.13	(a)	0.56	1.16	0.34	0.23		0.41
Portfolio turnover	40		76	92	87	115		147
Net assets at end of period (000 Omitted)	$7,583		$8,716	$8,723	$7,599	$7,785		$6,792

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 0.79% and 0.80%, respectively.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

11

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$67,508,688	$52,848,789	$—	$120,357,477
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months, ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$2,537,777

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$121,724,323
Gross appreciation	$9,372,746
Gross depreciation	(10,739,592)
Net unrealized appreciation (depreciation)	$(1,366,846)
As of 12/31/07
Undistributed ordinary income	$1,061,623
Capital Loss Carryfowards	(33,257,724)
Other temporary differences	(28,230)
Net unrealized appreciation (depreciation)	15,737,777

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(33,257,724)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

13

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that each fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the funds’ Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0254% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $458 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $48,945,129 and $65,053,325, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	44,666	$755,945	118,766	$2,002,516
Service Class	36,112	580,186	38,253	655,319
	80,778	$1,336,131	157,019	$2,657,835
Shares issued to shareholders in reinvestment of distributions
Initial Class	58,363	$1,013,748	144,269	$2,413,626
Service Class	3,061	52,890	7,461	124,151
	61,424	$1,066,638	151,730	$2,537,777
Shares reacquired
Initial Class	(979,791)	$(16,046,758)	(2,201,427)	$(36,985,222)
Service Class	(58,536)	(953,054)	(103,436)	(1,716,181)
	(1,038,327)	$(16,999,812)	(2,304,863)	$(38,701,403)
Net change
Initial Class	(876,762)	$(14,277,065)	(1,938,392)	$(32,569,080)
Service Class	(19,363)	(319,978)	(57,722)	(936,711)
	(896,125)	$(14,597,043)	(1,996,114)	$(33,505,791)

14

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $323 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Total Return Portfolio
(formerly Global Total Return Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
WTS-SEM

MFS® GLOBAL TOTAL RETURN PORTFOLIO

(formerly Global Total Return Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 2.125%, 2010	2.3%
Government of Japan, 1.5%, 2012	2.0%
TOTAL S.A., ADR	2.0%
Kingdom of Spain, 5%, 2012	2.0%
Kingdom of Netherlands, 3.75%, 2014	1.9%
Republic of Italy, 4.75%, 2013	1.7%
United Kingdom Treasury, 8%, 2015	1.7%
Republic of France, 6%, 2025	1.7%
Kingdom of Belgium, 5.5%, 2017	1.6%
Nestle S.A.	1.6%

Equity sectors
Financial Services	11.0%
Energy	8.1%
Health Care	6.8%
Consumer Staples	6.6%
Utilities & Communications	6.1%
Technology	4.9%
Industrial Goods & Services	4.6%
Leisure	2.7%
Autos & Housing	2.3%
Transportation	1.6%
Retailing	1.5%
Basic Materials	1.4%
Special Products & Services	1.1%

Fixed income sectors (i)
Non-U.S. Government Bonds	29.7%
U.S. Treasury Securities	7.3%
Mortgage-Backed Securities	1.3%
Commercial Mortgage-Backed Securities	0.9%
U.S. Government Agencies	0.9%
Municipal Bonds	0.3%
Emerging Market Bonds	0.2%

Country weightings (i)
United States	35.8%
Japan	17.8%
United Kingdom	10.9%
Germany	6.8%
France	6.0%
Netherlands	4.9%
Switzerland	3.8%
Spain	2.9%
Italy	2.3%
Other Countries	8.8%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.90%	$1,000.00	$965.87	$4.40
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.15%	$1,000.00	$964.90	$5.62
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.7%
Aerospace – 2.5%
Lockheed Martin Corp. (l)	20,090	$1,982,079
Northrop Grumman Corp.	11,040	738,576
United Technologies Corp.	13,100	808,270

		$3,528,925

Alcoholic Beverages – 0.8%
Heineken N.V.	21,720	$1,104,413

Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	9,780	$582,986

Automotive – 0.8%
Bayerische Motoren Werke AG	18,470	$886,706
Johnson Controls, Inc. (l)	7,180	205,922

		$1,092,628

Broadcasting – 2.0%
Fuji Television Network, Inc.	287	$433,065
Nippon Television Network Corp.	2,240	256,459
Omnicom Group, Inc.	8,190	367,567
Vivendi S.A.	22,660	858,172
Walt Disney Co.	14,660	457,392
WPP Group PLC	48,030	462,743

		$2,835,398

Brokerage & Asset Managers – 0.8%
Franklin Resources, Inc.	4,460	$408,759
Goldman Sachs Group, Inc.	4,330	757,317

		$1,166,076

Business Services – 1.1%
Accenture Ltd., “A”	19,520	$794,854
Bunzl PLC	27,820	362,481
USS Co. Ltd.	6,290	415,833

		$1,573,168

Chemicals – 0.6%
PPG Industries, Inc. (l)	15,510	$889,809

Computer Software – 0.9%
Oracle Corp. (a)	63,090	$1,324,890

Computer Software – Systems – 1.0%
Fujitsu Ltd.	81,000	$601,952
International Business Machines Corp.	6,850	811,931

		$1,413,883

Construction – 1.5%
CRH PLC	18,670	$543,588
Geberit AG (l)	2,646	388,145
Masco Corp. (l)	24,740	389,160
Sekisui Chemical Co. Ltd.	62,000	422,747
Sherwin-Williams Co. (l)	5,200	238,836
Toll Brothers, Inc. (a)(l)	9,590	179,621

		$2,162,097

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 1.8%
Henkel KGaA, IPS	19,050	$756,793
Kao Corp.	35,000	919,272
KOSE Corp.	17,400	388,909
Procter & Gamble Co.	9,510	578,303

		$2,643,277

Containers – 0.3%
Brambles Ltd.	47,610	$398,511

Electrical Equipment – 1.6%
Legrand S.A. (l)	29,580	$742,535
OMRON Corp.	22,100	475,202
Spectris PLC	43,520	616,861
W.W. Grainger, Inc. (l)	5,250	429,450

		$2,264,048

Electronics – 2.6%
Intel Corp.	37,000	$794,760
Konica Minolta Holdings, Inc.	43,000	727,109
Ricoh Co. Ltd.	34,000	614,363
Samsung Electronics Co. Ltd.	1,484	886,669
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,879	751,470

		$3,774,371

Energy – Independent – 1.6%
Apache Corp.	5,660	$786,740
Devon Energy Corp.	7,240	869,958
EOG Resources, Inc. (l)	4,590	602,208

		$2,258,906

Energy – Integrated – 6.3%
Chevron Corp.	13,390	$1,327,351
ConocoPhillips	5,340	504,043
Exxon Mobil Corp.	12,840	1,131,589
Hess Corp.	6,640	837,902
Royal Dutch Shell PLC, “A”	36,940	1,517,372
Statoil A.S.A.	25,680	958,326
TOTAL S.A., ADR	33,120	2,824,142

		$9,100,725

Food & Beverages – 2.7%
General Mills, Inc.	4,370	$265,565
Kellogg Co.	11,870	569,997
Nestle S.A.	49,610	2,245,206
Nong Shim Co. Ltd.	1,303	278,400
PepsiCo, Inc.	7,840	498,546

		$3,857,714

Food & Drug Stores – 0.8%
CVS Caremark Corp.	12,890	$510,057
Lawson, Inc.	12,900	628,972

		$1,139,029

Forest & Paper Products – 0.5%
UPM-Kymmene Corp.	43,580	$708,740

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.3%
Royal Caribbean Cruises Ltd. (l)	18,030	$405,134

General Merchandise – 0.2%
Macy’s, Inc.	15,200	$295,184

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)(l)	6,540	$311,696

Insurance – 3.6%
Allstate Corp.	31,250	$1,424,688
Aviva PLC	45,530	451,497
Benfield Group PLC (l)	56,260	272,558
Genworth Financial, Inc., “A”	15,800	281,398
Hartford Financial Services Group, Inc.	4,060	262,154
Jardine Lloyd Thompson Group PLC	78,600	593,431
MetLife, Inc. (l)	20,200	1,065,954
Muenchener Ruckvers AG	2,990	523,968
Prudential Financial, Inc. (l)	3,900	232,986

		$5,108,634

Leisure & Toys – 0.1%
NAMCO BANDAI Holdings, Inc. (l)	18,800	$213,115

Machinery & Tools – 0.5%
Assa Abloy AB, “B” (l)	46,840	$677,230

Major Banks – 4.1%
Bank of America Corp.	26,474	$631,934
Bank of New York Mellon Corp.	27,151	1,027,122
Credit Agricole S.A. (l)	51,149	1,036,858
JPMorgan Chase & Co.	5,000	171,550
PNC Financial Services Group, Inc.	8,390	479,069
Royal Bank of Scotland Group PLC	131,307	560,473
State Street Corp.	9,590	613,664
Sumitomo Mitsui Financial Group, Inc.	82	617,890
SunTrust Banks, Inc. (l)	6,560	237,603
UniCredito Italiano S.p.A.	84,373	514,223

		$5,890,386

Natural Gas – Distribution – 0.4%
Tokyo Gas Co. Ltd.	141,000	$569,133

Network & Telecom – 0.4%
Nokia Oyj	20,900	$512,165

Oil Services – 0.2%
Fugro N.V.	4,090	$348,872

Other Banks & Diversified Financials – 2.5%
Bangkok Bank Public Co. Ltd.	78,400	$281,382
DNB Holding A.S.A.	40,400	512,599
Hachijuni Bank Ltd.	43,000	279,002
ING Groep N.V.	37,820	1,195,639
Joyo Bank Ltd. (l)	43,000	209,252
Sapporo Hokuyo Holdings, Inc.	39	264,083
Shinhan Financial Group Co. Ltd.	11,500	520,004
Unione di Banche Italiane ScpA	15,734	367,927

		$3,629,888

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 6.6%
Astellas Pharma, Inc.	17,800	$755,411
GlaxoSmithKline PLC	87,040	1,925,176
Hisamitsu Pharmaceutical Co., Inc.	16,500	718,914
Johnson & Johnson	13,160	846,714
Merck & Co., Inc.	16,710	629,800
Merck KGaA	3,820	542,627
Novartis AG	21,440	1,177,539
Pfizer, Inc.	14,880	259,954
Roche Holding AG	9,150	1,644,459
Wyeth	19,060	914,118

		$9,414,712

Printing & Publishing – 0.3%
Reed Elsevier PLC	38,862	$444,664

Railroad & Shipping – 0.3%
Burlington Northern Santa Fe Corp. (l)	4,720	$471,481

Specialty Stores – 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)	8,100	$170,366

Telecommunications – Wireless – 2.0%
KDDI Corp.	145	$897,062
Rogers Communications, Inc., “B”	4,400	171,045
Vodafone Group PLC	625,830	1,845,446

		$2,913,553

Telephone Services – 2.1%
AT&T, Inc.	26,250	$884,363
Royal KPN N.V.	34,820	595,482
Telefonica S.A.	50,990	1,348,125
TELUS Corp.	3,806	155,172

		$2,983,142

Tobacco – 1.3%
Lorillard, Inc. (a)	7,990	$552,588
Philip Morris International, Inc.	26,466	1,307,156

		$1,859,744

Trucking – 1.3%
TNT N.V.	30,030	$1,020,410
Yamato Holdings Co. Ltd.	57,000	796,661

		$1,817,071

Utilities – Electric Power – 1.6%
Dominion Resources, Inc. (l)	13,160	$624,968
E.ON AG (l)	6,120	1,232,900
FPL Group, Inc. (l)	6,480	424,958

		$2,282,826

Total Common Stocks (Identified Cost, $82,776,725)		$84,138,590

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – 35.1%
Asset Backed & Securitized – 0.9%
Bayview Commercial Asset Trust, FRN, 3.648%, 2023 (n)	CAD	170,000	$127,923
Commercial Mortgage Asset Trust, FRN, 1.119%, 2032 (i)(n)		$3,747,147	96,062
Commercial Mortgage Pass-Through Certificates, FRN, 2.661%, 2017 (n)		360,000	347,699
Commercial Mortgage Pass-Through Certificates, FRN, 2.671%, 2017 (n)		663,625	628,262
First Union National Bank Commercial Mortgage Trust, FRN, 1.142%, 2043 (i)(n)		7,341,889	146,708

			$1,346,654

Emerging Market Sovereign – 0.2%
Republic of Peru, 0%, 2008	PEN	700,000	$232,957

International Market Quasi-Sovereign – 0.3%
Canada Housing Trust, 4.6%, 2011	CAD	378,000	$380,452

International Market Sovereign – 24.4%
Commonwealth of Australia, 6%, 2017	AUD	689,000	$640,695
Federal Republic of Germany, 5.25%, 2010	EUR	1,081,000	1,721,291
Federal Republic of Germany, 3.75%, 2015	EUR	1,229,000	1,838,564
Federal Republic of Germany, 6.25%, 2030	EUR	1,010,000	1,855,479
Government of Canada, 4.5%, 2015	CAD	575,000	596,375
Government of Canada, 5.75%, 2033	CAD	118,000	145,440
Government of Japan, 0.8%, 2010	JPY	53,000,000	500,574
Government of Japan, 1.5%, 2012	JPY	296,000,000	2,839,191
Government of Japan, 1.7%, 2017	JPY	119,000,000	1,140,946
Government of Japan, 2.1%, 2024	JPY	201,000,000	1,910,307
Government of Japan, 2.2%, 2027	JPY	127,950,000	1,210,703
Government of Japan, 2.4%, 2037	JPY	35,000,000	329,720
Kingdom of Belgium, 5.5%, 2017	EUR	1,370,000	2,252,246
Kingdom of Denmark, 4%, 2015	DKK	1,785,000	355,097
Kingdom of Netherlands, 3.75%, 2014	EUR	1,788,000	2,669,299
Kingdom of Spain, 5%, 2012	EUR	1,702,000	2,690,173
Kingdom of Sweden, 4.5%, 2015	SEK	2,415,000	398,796
Republic of France, 6%, 2025	EUR	1,318,000	2,304,787
Republic of France, 4.75%, 2035	EUR	500,000	757,182
Republic of Italy, 4.75%, 2013	EUR	1,534,000	2,389,189
United Kingdom Treasury, 9%, 2011	GBP	817,000	1,797,936
United Kingdom Treasury, 8%, 2015	GBP	1,025,000	2,381,209
United Kingdom Treasury, 8%, 2021	GBP	454,000	1,138,115
United Kingdom Treasury, 4.25%, 2036	GBP	573,000	1,053,583

			$34,916,897

Mortgage Backed – 1.3%
Fannie Mae, 5.37%, 2013		$145,817	$149,162
Fannie Mae, 4.78%, 2015		97,797	95,331
Fannie Mae, 4.856%, 2015		77,726	75,418
Fannie Mae, 5.09%, 2016		99,000	97,534
Fannie Mae, 5.423%, 2016		104,977	105,967
Fannie Mae, 4.994%, 2017		43,604	43,162

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Fannie Mae, 5.05%, 2017	$90,000	$88,421
Fannie Mae, 5.32%, 2017	72,262	72,100
Fannie Mae, 5.5%, 2024	119,407	120,622
Freddie Mac, 5%, 2022-2025	948,087	955,693
Freddie Mac, 4%, 2024	122,098	122,229

		$1,925,639

Municipals – 0.3%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	$355,000	$383,791

U.S. Government Agencies – 0.9%
Aid-Egypt, 4.45%, 2015	$349,000	$351,977
Small Business Administration, 5.09%, 2025	63,572	62,383
Small Business Administration, 5.21%, 2026	779,652	779,272
Small Business Administration, 5.36%, 2026	89,958	89,929

		$1,283,561

U.S. Treasury Obligations – 6.8%
U.S. Treasury Bonds, 4.75%, 2017	$927,000	$982,041
U.S. Treasury Bonds, 8%, 2021	1,266,000	1,717,111
U.S. Treasury Bonds, 4.75%, 2037	369,000	381,050
U.S. Treasury Notes, 2.125%, 2010	3,307,000	3,282,971
U.S. Treasury Notes, 4.75%, 2012	1,968,000	2,076,701
U.S. Treasury Notes, 4%, 2015 (f)	1,345,000	1,382,513

		$9,822,387

Total Bonds (Identified Cost, $49,697,308)		$50,292,338

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
U.S. Treasury Notes 10yr Future – July 2008 @ $114.50 (Premiums Paid, $7,691) (a)	10	$6,875

Issuer	Shares/Par	Value ($)

PUT OPTIONS PURCHASED – 0.0%
USD Currency – July 2008 @ EUR 1.59 (Premiums Paid, $5,900) (a)	866,550	$5,560

SHORT-TERM OBLIGATIONS (y) – 5.6%
American Express Credit Corp., 2.5%, due 7/01/08	$2,298,000	$2,298,000
American General Finance Corp., 2.58%, due 7/01/08	5,729,000	5,729,000

Total Short-Term Obligations, at Amortized Cost and Value		$8,027,000

COLLATERAL FOR SECURITIES LOANED – 6.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	9,029,045	$9,029,045

Total Investments (Identified Cost, $149,543,669)		$151,499,408

OTHER ASSETS, LESS LIABILITIES – (5.7)%		(8,229,543)

Net Assets – 100.0%		$143,269,865

6

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,346,654, representing 0.9% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

SEK	Swedish Krona

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	312,619	8/11/08	$298,839	$298,030	$809
BUY	CAD	33,385	8/25/08	32,767	32,780	13
SELL	CAD	136,741	8/25/08	134,496	134,265	231
BUY	CHF	160,380	7/21/08	154,843	157,284	2,441
SELL	CLP	36,433,784	7/17/08	73,124	69,295	3,829
BUY	CNY	2,107,703	8/21/08	305,000	309,449	4,449
BUY	DKK	339,946	8/12/08	70,308	71,627	1,319
BUY	EUR	6,678,539	8/25/08	10,373,478	10,489,375	115,897
SELL	EUR	37,000	8/25/08	58,129	58,113	16
BUY	GBP	74,774	8/26/08	146,612	148,412	1,800
BUY	JPY	1,217,945,848	7/31/08-8/26/08	11,342,625	11,521,695	179,070
BUY	NOK	3,076,476	7/18/08	592,713	603,407	10,694
BUY	SEK	1,605,987	7/31/08	265,580	266,309	729
SELL	SEK	1,827,713	7/31/08	305,000	303,077	1,923
						$323,220
Depreciation
SELL	AUD	359,152	8/11/08	$333,179	$342,393	$(9,214)
BUY	CLP	72,977,248	7/17/08	146,247	138,798	(7,449)
BUY	EUR	183,097	8/25/08	287,608	287,573	(35)
SELL	EUR	5,192,154	8/25/08	8,061,357	8,154,846	(93,489)
SELL	GBP	1,637,545	8/26/08	3,208,069	3,250,227	(42,158)
BUY	JPY	29,586,338	7/31/08	283,359	279,516	(3,843)
SELL	JPY	175,688,616	7/31/08-8/26/08	1,636,242	1,660,132	(23,890)
SELL	NZD	579,141	8/20/08	433,344	437,442	(4,098)
						$(184,176)

7

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 yr (Long)	5	$6,387,042	Sep-08	$49,015

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $8,750,206 of securities on loan (identified cost, $149,543,669)	$151,499,408
Cash	10,855
Foreign currency, at value (identified cost, $320,200)	336,645
Receivable for forward foreign currency exchange contracts	323,220
Receivable for daily variation margin on open futures contracts	10,476
Receivable for investments sold	965,827
Receivable for fund shares sold	766
Interest and dividends receivable	1,164,179
Receivable from investment adviser	9,453
Other assets	2,067
Total assets		$154,322,896
Liabilities
Payable for forward foreign currency exchange contracts	$184,176
Payable for investments purchased	1,550,824
Payable for fund shares reacquired	173,372
Collateral for securities loaned, at value	9,029,045
Payable to affiliates
Management fee	11,741
Distribution fees	498
Administrative services fee	394
Payable for trustees’ compensation	2,977
Accrued expenses and other liabilities	100,004
Total liabilities		$11,053,031
Net assets		$143,269,865
Net assets consist of
Paid-in capital	$138,258,914
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,865 deferred country tax)	2,186,012
Accumulated net realized gain (loss) on investments and foreign currency transactions	766,334
Undistributed net investment income	2,058,605
Net assets		$143,269,865
Shares of beneficial interest outstanding		9,740,674
Initial Class shares
Net assets	$125,017,904
Shares outstanding	8,492,111
Net asset value per share		$14.72
Service Class shares
Net assets	$18,251,961
Shares outstanding	1,248,563
Net asset value per share		$14.62

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$1,899,869
Interest	1,225,853
Foreign taxes withheld	(158,112)
Total investment income		$2,967,610
Expenses
Management fee	$577,751
Distribution fees	24,118
Administrative services fee	19,346
Trustees’ compensation	8,647
Custodian fee	71,341
Shareholder communications	7,189
Auditing fees	27,230
Legal fees	2,994
Miscellaneous	10,723
Total expenses		$749,339
Fees paid indirectly	(170)
Reduction of expenses by investment adviser	(31,518)
Net expenses		$717,651
Net investment income		$2,249,959
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $5,018 country tax)	$4,378,918
Futures contracts	(67,659)
Foreign currency transactions	249,721
Net realized gain (loss) on investments and foreign currency transactions		$4,560,980
Change in unrealized appreciation (depreciation)
Investments (net of $1,040 decrease in deferred country tax)	$(12,336,066)
Futures contracts	25,950
Translation of assets and liabilities in foreign currencies	191,177
Net unrealized gain (loss) on investments and foreign currency translation		$(12,118,939)
Net realized and unrealized gain (loss) on investments and foreign currency		$(7,557,959)
Change in net assets from operations		$(5,308,000)

See Notes to Financial Statements

10

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$2,249,959	$3,855,046
Net realized gain (loss) on investments and foreign currency transactions	4,560,980	19,687,758
Net unrealized gain (loss) on investments and foreign currency translation	(12,118,939)	(8,738,762)
Change in net assets from operations	$(5,308,000)	$14,804,042
Distributions declared to shareholders
From net investment income
Initial Class	$(6,516,244)	$(3,400,940)
Service Class	(910,178)	(389,718)
From net realized gain on investments
Initial Class	(11,568,828)	(13,963,818)
Service Class	(1,702,617)	(1,777,176)
Total distributions declared to shareholders	$(20,697,867)	$(19,531,652)
Change in net assets from fund share transactions	$4,053,214	$(9,895,179)
Total change in net assets	$(21,952,653)	$(14,622,789)
Net assets
At beginning of period	165,222,518	179,845,307
At end of period (including undistributed net investment income of $2,058,605 and $7,235,068, respectively)	$143,269,865	$165,222,518

See Notes to Financial Statements

11

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004	2003

Net asset value, beginning of period	$17.59		$18.11	$16.66	$17.91	$15.70	$13.11
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.40	$0.41	$0.37	$0.32	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		1.13	2.38	0.23	2.29	2.66
Total from investment operations	$(0.48)		$1.53	$2.79	$0.60	$2.61	$2.95
Less distributions declared to shareholders
From net investment income	$(0.86)		$(0.40)	$(0.16)	$(0.75)	$(0.40)	$(0.36)
From net realized gain on investments	(1.53)		(1.65)	(1.18)	(1.10)	—	—
Total distributions declared to shareholders	$(2.39)		$(2.05)	$(1.34)	$(1.85)	$(0.40)	$(0.36)
Net asset value, end of period	$14.72		$17.59	$18.11	$16.66	$17.91	$15.70
Total return (%) (k)(r)(s)	(3.41	)(n)	8.87	17.20	3.83	17.12	22.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.95	0.93	0.92	0.89	0.94
Expenses after expense reductions (f)	0.90	(a)	0.93	N/A	N/A	N/A	N/A
Net investment income	2.95	(a)	2.24	2.41	2.18	1.97	2.06
Portfolio turnover	31		78	76	78	86	93
Net assets at end of period (000 Omitted)	$125,018		$145,113	$161,209	$161,143	$166,034	$156,675

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$17.46		$17.99	$16.56	$17.82	$15.63	$13.08
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.35	$0.37	$0.32	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.71)		1.13	2.36	0.23	2.29	2.63
Total from investment operations	$(0.49)		$1.48	$2.73	$0.55	$2.57	$2.89
Less distributions declared to shareholders
From net investment income	$(0.82)		$(0.36)	$(0.12)	$(0.71)	$(0.38)	$(0.34)
From net realized gain on investments	(1.53)		(1.65)	(1.18)	(1.10)	—	—
Total distributions declared to shareholders	$(2.35)		$(2.01)	$(1.30)	$(1.81)	$(0.38)	$(0.34)
Net asset value, end of period	$14.62		$17.46	$17.99	$16.56	$17.82	$15.63
Total return (%) (k)(r)(s)	(3.51	)(n)	8.62	16.91	3.54	16.88	22.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.20	1.18	1.17	1.14	1.19
Expenses after expense reductions (f)	1.15	(a)	1.18	N/A	N/A	N/A	N/A
Net investment income	2.72	(a)	1.99	2.15	1.91	1.72	1.83
Portfolio turnover	31		78	76	78	86	93
Net assets at end of period (000 Omitted)	$18,252		$20,109	$18,637	$16,797	$14,460	$11,545

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

14

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$56,805,240	$94,694,168	$—	$151,499,408
Other Financial Instruments	$49,015	$139,044	$—	$188,059

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts and forward foreign currency exchange contracts.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

15

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

16

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$4,471,676
Long-term capital gain	15,059,976
Total distributions	$19,531,652

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$149,840,721
Gross appreciation	10,168,463
Gross depreciation	(8,509,776)
Net unrealized appreciation (depreciation)	$1,658,687

As of 12/31/07
Undistributed ordinary income	$7,608,378
Undistributed long-term capital gain	13,078,517
Capital loss carryforwards	(3,564,082)
Other temporary differences	(178,817)
Net unrealized appreciation (depreciation)	14,072,822

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(3,564,082)

The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003 in connection with the Global Asset Allocation fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six month period ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that operating expenses do not exceed 0.90% for Initial Class shares and 1.15% for Service Class shares based on average daily net assets of each share class. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $31,518 and is reflected as a reduction of total expenses in the Statement of Operations.

17

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0252% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $570 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$9,376,060	$11,522,695
Investments (non-U.S. Government securities)	$35,322,240	$43,461,986

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	68,448	$1,134,355	104,489	$1,868,162
Service Class	58,847	973,268	165,602	2,999,239
	127,295	$2,107,623	270,091	$4,867,401
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,166,779	$18,085,072	1,023,262	$17,364,758
Service Class	169,662	2,612,795	128,447	2,166,894
	1,336,441	$20,697,867	1,151,709	$19,531,652
Shares reacquired
Initial Class	(991,641)	$(16,616,552)	(1,783,093)	$(31,189,719)
Service Class	(131,500)	(2,135,724)	(178,422)	(3,104,513)
	(1,123,141)	$(18,752,276)	(1,961,515)	$(34,294,232)
Net change
Initial Class	243,586	$2,602,875	(655,342)	$(11,956,799)
Service Class	97,009	1,450,339	115,627	2,061,620
	340,595	$4,053,214	(539,715)	$(9,895,179)

18

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $400 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

19

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

20

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Government Securities Portfolio

(formerly Government Securities Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

(formerly Government Securities Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	59.7%
U.S. Treasury Securities	23.4%
U.S. Government Agencies	19.8%
Municipal Bonds	1.3%

Credit quality of bonds (r)
AAA	100.0%

Portfolio facts
Average Duration (d)(i)	4.8
Average Life (i)(m)	7.4 yrs.
Average Maturity (i)(m)	15.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or equivalent exposure from any derivative holdings.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.63%	$1,000.00	$1,019.00	$3.16
	Hypothetical (h)	0.63%	$1,000.00	$1,021.73	$3.17
Service Class	Actual	0.88%	$1,000.00	$1,017.89	$4.42
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.4%
Agency – Other – 6.0%
Financing Corp., 9.4%, 2018	$5,475,000	$7,413,883
Financing Corp., 9.8%, 2018	7,760,000	10,772,587
Financing Corp., 10.35%, 2018	7,065,000	10,163,935
Financing Corp., STRIPS, 0%, 2017	8,940,000	5,834,101

		$34,184,506

Mortgage Backed – 59.5%
Fannie Mae, 4.73%, 2012	$909,200	$901,645
Fannie Mae, 4.79%, 2012-2015	7,248,930	7,261,447
Fannie Mae, 4.543%, 2013	921,796	904,700
Fannie Mae, 4.845%, 2013	1,741,950	1,727,810
Fannie Mae, 5%, 2013-2027	21,279,973	21,360,467
Fannie Mae, 5.06%, 2013-2017	1,556,703	1,544,397
Fannie Mae, 5.37%, 2013	1,568,017	1,603,986
Fannie Mae, 4.555%, 2014	1,447,401	1,409,167
Fannie Mae, 4.6%, 2014	842,150	821,564
Fannie Mae, 4.61%, 2014	3,290,036	3,213,849
Fannie Mae, 4.77%, 2014	722,979	709,527
Fannie Mae, 4.82%, 2014-2015	3,050,980	2,989,420
Fannie Mae, 4.849%, 2014	5,080,528	5,012,393
Fannie Mae, 4.871%, 2014	3,143,447	3,111,331
Fannie Mae, 4.88%, 2014-2020	969,581	962,401
Fannie Mae, 5.1%, 2014	905,741	902,212
Fannie Mae, 4.56%, 2015	1,088,578	1,051,746
Fannie Mae, 4.62%, 2015	1,520,786	1,475,939
Fannie Mae, 4.665%, 2015	735,300	714,391
Fannie Mae, 4.69%, 2015	599,975	584,050
Fannie Mae, 4.7%, 2015	1,088,675	1,059,628
Fannie Mae, 4.74%, 2015	688,095	670,863
Fannie Mae, 4.78%, 2015	956,875	932,751
Fannie Mae, 4.81%, 2015	959,968	937,182
Fannie Mae, 4.815%, 2015	824,000	805,593
Fannie Mae, 4.85%, 2015	600,667	589,578
Fannie Mae, 4.87%, 2015	632,946	621,034
Fannie Mae, 4.89%, 2015	714,945	702,936
Fannie Mae, 4.925%, 2015	2,494,752	2,459,955
Fannie Mae, 4.997%, 2015	108,262	106,944
Fannie Mae, 5.471%, 2015	1,415,720	1,433,713
Fannie Mae, 5.09%, 2016	600,000	591,114
Fannie Mae, 5.423%, 2016	1,404,553	1,417,799
Fannie Mae, 6.5%, 2016-2036	10,296,411	10,711,965
Fannie Mae, 4.994%, 2017	2,309,249	2,285,836
Fannie Mae, 5.05%, 2017	936,000	919,574
Fannie Mae, 5.5%, 2017-2038	74,786,706	74,379,600
Fannie Mae, 6%, 2017-2037	15,357,546	15,593,177
Fannie Mae, 4.5%, 2019	20,911,421	20,397,784
Fannie Mae, 5.19%, 2020	661,785	647,124
Fannie Mae, 7.5%, 2022-2031	1,007,218	1,087,305
Freddie Mac, 4.5%, 2013-2021	1,978,341	1,987,531
Freddie Mac, 4.375%, 2015	2,650,298	2,643,617
Freddie Mac, 5%, 2016-2027	23,435,325	23,632,635
Freddie Mac, 6%, 2021-2037	27,918,180	28,356,741
Freddie Mac, 5.5%, 2022-2035	50,855,049	50,697,497
Freddie Mac, 4%, 2024	1,146,907	1,148,136
Freddie Mac, 6.5%, 2032-2037	6,497,297	6,732,610
Ginnie Mae, 5.5%, 2033-2038	21,653,995	21,601,546

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Ginnie Mae, 5.612%, 2058	$3,261,576	$3,250,364
Ginnie Mae, 6.36%, 2058	2,917,173	2,994,889

		$339,659,463

Municipals – 1.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$6,402,044
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	795,000	859,475

		$7,261,519

U.S. Government Agencies – 13.4%
Aid-Egypt, 4.45%, 2015	$3,299,000	$3,327,140
Aid-Lebanon, 7.62%, 2009	1,786,049	1,829,057
Aid-Peru, 9.98%, 2008	273,341	273,369
Empresa Energetica Cornito Ltd., 6.07%, 2010	3,313,000	3,430,148
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,691,137
Freddie Mac, 5.4%, 2009	26,122,000	26,152,145
Small Business Administration, 8.7%, 2009	34,228	35,004
Small Business Administration, 9.05%, 2009	2,811	2,857
Small Business Administration, 10.05%, 2009	1,645	1,679
Small Business Administration, 6.34%, 2021	1,654,546	1,710,894
Small Business Administration, 6.35%, 2021	1,810,469	1,872,019
Small Business Administration, 6.44%, 2021	1,942,010	2,012,577
Small Business Administration, 6.625%, 2021	2,568,993	2,699,613
Small Business Administration, 6.07%, 2022	2,036,966	2,122,926
Small Business Administration, 4.98%, 2023	1,401,009	1,387,624
Small Business Administration, 4.77%, 2024	2,466,820	2,411,699
Small Business Administration, 4.86%, 2024	1,766,834	1,731,101
Small Business Administration, 4.88%, 2024	1,556,418	1,518,722
Small Business Administration, 4.99%, 2024	2,357,113	2,310,534
Small Business Administration, 5.52%, 2024	1,970,291	1,990,842
Small Business Administration, 5.11%, 2025	1,940,956	1,917,699
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,324,336
U.S. Department of Housing & Urban Development, 6.59%, 2016	5,744,000	5,760,261

		$76,513,383

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 17.2%
U.S. Treasury Bonds, 9.25%, 2016	$4,302,000	$5,855,426
U.S. Treasury Bonds, 4.75%, 2017	4,403,000	4,664,428
U.S. Treasury Bonds, 7.875%, 2021	114,000	151,994
U.S. Treasury Bonds, 6.25%, 2023	2,318,000	2,757,878
U.S. Treasury Bonds, 6.875%, 2025	504,000	642,600
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,160,993
U.S. Treasury Bonds, 6.75%, 2026 (f)	23,438,000	29,669,203
U.S. Treasury Bonds, 4.375%, 2038	3,011,000	2,934,786
U.S. Treasury Notes, 5.125%, 2011	6,657,000	7,075,139
U.S. Treasury Notes, 4.125%, 2012	11,435,000	11,836,117
U.S. Treasury Notes, 4.25%, 2013	5,823,000	6,075,025
U.S. Treasury Notes, 4.25%, 2013	1,852,000	1,932,736
U.S. Treasury Notes, 4%, 2014	9,562,000	9,861,558
U.S. Treasury Notes, 4.75%, 2014	2,871,000	3,077,801
U.S. Treasury Notes, 5.125%, 2016	3,380,000	3,685,255
U.S. Treasury Notes, 4.25%, 2017	4,900,000	5,005,272

		$98,386,211

Total Bonds (Identified Cost, $555,087,972)		$556,005,082

Issuer	Shares/Par	Value ($)

BONDS – continued

REPURCHASE AGREEMENTS – 0.5%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $3,093,215 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$3,093,000	$3,093,000

Total Investments (Identified Cost, $558,180,972)		$559,098,082

OTHER ASSETS, LESS LIABILITIES – 2.1%		12,057,023

Net Assets – 100.0%		$571,155,105

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,691,137, representing 1.0% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Derivative Contracts at 6/30/08

Futures contracts outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 2 yr (Long)	160	$33,792,500	Sep-08	$159,440

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $558,180,972)	$559,098,082
Cash	4,278,880
Receivable for daily variation margin on open futures contracts	17,500
Receivable for fund shares sold	4,148,187
Interest receivable	5,368,246
Other assets	6,502
Total assets		$572,917,397
Liabilities
Payable for investments purchased	$1,210,202
Payable for fund shares reacquired	375,301
Payable to affiliates
Management fee	33,991
Distribution fees	7,948
Administrative services fee	1,507
Payable for trustees’ compensation	11,156
Accrued expenses and other liabilities	122,187
Total liabilities		$1,762,292
Net assets		$571,155,105
Net assets consist of
Paid-in capital	$570,141,640
Unrealized appreciation (depreciation) on investments	1,076,550
Accumulated net realized gain (loss) on investments	(12,723,120)
Undistributed net investment income	12,660,035
Net assets		$571,155,105
Shares of beneficial interest outstanding		46,098,252
Initial Class shares
Net assets	$276,268,883
Shares outstanding	22,239,166
Net asset value per share		$12.42
Service Class shares
Net assets	$294,886,222
Shares outstanding	23,859,086
Net asset value per share		$12.36

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Interest income		$14,951,244
Expenses
Management fee	$1,651,503
Distribution fees	383,999
Administrative services fee	73,144
Trustees’ compensation	32,582
Custodian fee	68,325
Shareholder communications	32,073
Auditing fees	23,715
Legal fees	2,994
Miscellaneous	18,767
Total expenses		$2,287,102
Fees paid indirectly	(998)
Net expenses		$2,286,104
Net investment income		$12,665,140
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$4,301,330
Futures contracts	1,396,883
Net realized gain (loss) on investments		$5,698,213
Change in unrealized appreciation (depreciation)
Investments	$(6,783,003)
Futures contracts	1,416
Net unrealized gain (loss) on investments		$(6,781,587)
Net realized and unrealized gain (loss) on investments		$(1,083,374)
Change in net assets from operations		$11,581,766

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$12,665,140	$28,299,794
Net realized gain (loss) on investments	5,698,213	4,103,045
Net unrealized gain (loss) on investments	(6,781,587)	11,603,103
Change in net assets from operations	$11,581,766	$44,005,942
Distributions declared to shareholders
From net investment income
Initial Class	$(15,631,404)	$(16,335,537)
Service Class	(15,370,082)	(15,330,764)
Total distributions declared to shareholders	$(31,001,486)	$(31,666,301)
Change in net assets from fund share transactions	$(29,990,941)	$(52,841,844)
Total change in net assets	$(49,410,661)	$(40,502,203)
Net assets
At beginning of period	620,565,766	661,067,969
At end of period (including undistributed net investment income of $12,660,035 and $30,996,381, respectively)	$571,155,105	$620,565,766

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$12.89		$12.65	$12.84	$13.16	$13.44	$13.85
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.56	$0.56	$0.56	$0.54	$0.44
Net realized and unrealized gain (loss) on investments	(0.03)		0.31	(0.12)	(0.26)	(0.07)	(0.14)
Total from investment operations	$0.25		$0.87	$0.44	$0.30	$0.47	$0.30
Less distributions declared to shareholders
From net investment income	$(0.72)		$(0.63)	$(0.63)	$(0.62)	$(0.75)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(0.12)
Total distributions declared to shareholders	$(0.72)		$(0.63)	$(0.63)	$(0.62)	$(0.75)	$(0.71)
Net asset value, end of period	$12.42		$12.89	$12.65	$12.84	$13.16	$13.44
Total return (%) (k)(s)	1.90	(n)	7.18	3.68	2.30	3.76	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.63	(a)	0.63	0.63	0.63	0.62	0.62
Net investment income	4.35	(a)	4.48	4.47	4.32	4.12	3.22
Portfolio turnover	26		39	29	75	85	144
Net assets at end of period (000 Omitted)	$276,269		$299,871	$351,906	$425,740	$493,616	$629,265

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$12.81		$12.58	$12.77	$13.10	$13.38	$13.81
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.53	$0.53	$0.53	$0.51	$0.36
Net realized and unrealized gain (loss) on investments	(0.03)		0.31	(0.12)	(0.27)	(0.07)	(0.10)
Total from investment operations	$0.23		$0.84	$0.41	$0.26	$0.44	$0.26
Less distributions declared to shareholders
From net investment income	$(0.68)		$(0.61)	$(0.60)	$(0.59)	$(0.72)	$(0.57)
From net realized gain on investments	—		—	—	—	—	(0.12)
Total distributions declared to shareholders	$(0.68)		$(0.61)	$(0.60)	$(0.59)	$(0.72)	$(0.69)
Net asset value, end of period	$12.36		$12.81	$12.58	$12.77	$13.10	$13.38
Total return (%) (k)(s)	1.79	(n)	6.91	3.47	2.01	3.55	1.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.88	(a)	0.88	0.88	0.88	0.87	0.87
Net investment income	4.10	(a)	4.23	4.22	4.10	3.90	2.64
Portfolio turnover	26		39	29	75	85	144
Net assets at end of period (000 Omitted)	$294,886		$320,695	$309,162	$241,128	$204,488	$172,578

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

11

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$559,098,082	$—	$559,098,082
Other Financial Instruments	$159,440	$—	$—	$159,440

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

12

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$31,666,301

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$561,847,890
Gross appreciation	4,697,965
Gross depreciation	(7,447,773)
Net unrealized appreciation (depreciation)	$(2,749,808)

As of 12/31/07
Undistributed ordinary income	$30,996,381
Capital loss carryforwards	(12,402,349)
Other temporary differences	(556,877)
Net unrealized appreciation (depreciation)	$2,396,030

The aggregate cost above includes prior fiscal year end tax adjustments.

13

Notes to Financial Statements (unaudited) – continued

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/11	$(2,603,049)
12/31/12	(3,805,608)
12/31/13	(4,142,507)
12/31/14	(1,851,185)
$(12,402,349)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0244% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds

14

Notes to Financial Statements (unaudited) – continued

can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $2,226 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$135,536,480	$178,804,413
Investments (non-U.S. Government securities)	$17,746,134	$26,422,460

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,411,573	$18,457,482	1,325,989	$16,419,478
Service Class	1,294,102	16,675,288	2,759,668	34,066,245
	2,705,675	$35,132,770	4,085,657	$50,485,723
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,250,513	$15,631,404	1,333,513	$16,335,537
Service Class	1,235,537	15,370,082	1,257,651	15,330,764
	2,486,050	$31,001,486	2,591,164	$31,666,301
Shares reacquired
Initial Class	(3,684,876)	$(47,803,861)	(7,206,116)	$(90,653,401)
Service Class	(3,705,317)	(48,321,336)	(3,552,033)	(44,340,467)
	(7,390,193)	$(96,125,197)	(10,758,149)	$(134,993,868)
Net change
Initial Class	(1,022,790)	$(13,714,975)	(4,546,614)	$(57,898,386)
Service Class	(1,175,678)	(16,275,966)	465,286	5,056,542
	(2,198,468)	$(29,990,941)	(4,081,328)	$(52,841,844)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,529 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Growth Portfolio

(formerly Emerging Growth Portfolio)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

EGS-SEM

MFS® GROWTH PORTFOLIO

(formerly Emerging Growth Portfolio)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	3.1%
National Oilwell Varco, Inc.	2.2%
Apple, Inc.	2.0%
VeriSign, Inc.	2.0%
Research in Motion Ltd.	2.0%
Weatherford International Ltd.	1.9%
Danaher Corp.	1.8%
Lockheed Martin Corp.	1.7%
Intel Corp.	1.7%
Hess Corp.	1.6%

Equity sectors
Technology	21.2%
Energy	16.7%
Health Care	12.3%
Industrial Goods & Services	8.7%
Special Products & Services	6.7%
Retailing	6.5%
Consumer Staples	4.9%
Utilities & Communications	4.8%
Basic Materials	4.7%
Leisure	4.2%
Financial Services	3.8%
Transportation	1.6%
Autos & Housing	1.0%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.86%	$1,000.00	$951.89	$4.17
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
Service Class	Actual	1.11%	$1,000.00	$950.48	$5.38
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.1%
Aerospace – 1.7%
Lockheed Martin Corp.	41,500	$4,094,388

Alcoholic Beverages – 1.0%
Molson Coors Brewing Co.	44,800	$2,433,984

Apparel Manufacturers – 1.1%
Li & Fung Ltd.	158,000	$476,200
NIKE, Inc., “B”	12,590	750,490
Phillips-Van Heusen Corp.	29,370	1,075,529
Quiksilver, Inc. (a)	46,230	453,979

		$2,756,198

Automotive – 0.3%
BorgWarner Transmission Systems, Inc.	17,090	$758,454

Biotechnology – 4.8%
Celgene Corp. (a)	17,850	$1,140,080
Genentech, Inc. (a)	45,300	3,438,270
Genzyme Corp. (a)	47,580	3,426,712
Gilead Sciences, Inc. (a)	66,580	3,525,411

		$11,530,473

Broadcasting – 0.6%
Grupo Televisa S.A., ADR	59,330	$1,401,375

Brokerage & Asset Managers – 3.3%
Charles Schwab Corp.	96,860	$1,989,504
CME Group, Inc. (l)	2,540	973,303
Deutsche Boerse AG	10,540	1,183,032
Goldman Sachs Group, Inc.	7,080	1,238,292
Intercontinental Exchange, Inc. (a)	5,300	604,200
Invesco Ltd. (l)	76,900	1,844,062

		$7,832,393

Business Services – 3.9%
Amdocs Ltd. (a)	16,500	$485,430
CoStar Group, Inc. (a)(l)	11,270	500,952
LPS Brasil – Consultoria de Imoveis S.A.	18,100	368,393
MasterCard, Inc., “A” (l)	2,200	584,144
Satyam Computer Services Ltd., ADR (l)	49,700	1,218,644
Visa, Inc., “A”	33,590	2,731,203
Western Union Co.	137,470	3,398,258

		$9,287,024

Chemicals – 0.5%
Monsanto Co.	9,050	$1,144,282

Computer Software – 4.7%
Akamai Technologies, Inc. (a)(l)	17,770	$618,218
Oracle Corp. (a)	141,580	2,973,180
Salesforce.com, Inc. (a)	30,370	2,072,145
Synopsys, Inc. (a)	41,650	995,852
VeriSign, Inc. (a)	126,258	4,772,552

		$11,431,947

Computer Software – Systems – 2.0%
Apple, Inc. (a)	29,330	$4,911,015

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.2%
Duratex S.A., IPS	15,200	$323,647
Pulte Homes, Inc. (l)	26,670	256,832

		$580,479

Consumer Goods & Services – 2.7%
Capella Education Co. (a)(l)	8,370	$499,271
ITT Educational Services, Inc. (a)(l)	12,300	1,016,349
New Oriental Education & Technology Group, Inc., ADR (a)(l)	28,860	1,686,001
Priceline.com, Inc. (a)(l)	10,580	1,221,567
Strayer Education, Inc. (l)	10,230	2,138,786

		$6,561,974

Electrical Equipment – 1.8%
Danaher Corp.	55,970	$4,326,481

Electronics – 6.5%
ARM Holdings PLC	358,590	$604,568
First Solar, Inc. (a)(l)	2,600	709,332
Flextronics International Ltd. (a)	73,090	687,046
Hittite Microwave Corp. (a)	26,740	952,479
Intel Corp.	189,480	4,070,030
Intersil Corp., “A”	74,860	1,820,595
Marvell Technology Group Ltd. (a)	94,220	1,663,925
National Semiconductor Corp.	59,400	1,220,076
Nintendo Co. Ltd.	4,600	2,598,576
SanDisk Corp. (a)	66,100	1,236,070

		$15,562,697

Energy – Independent – 5.8%
Apache Corp.	23,900	$3,322,100
Chesapeake Energy Corp. (l)	7,700	507,892
CONSOL Energy, Inc.	27,240	3,060,959
Sandridge Energy, Inc. (a)	10,820	698,756
Ultra Petroleum Corp. (a)	29,730	2,919,486
Whiting Petroleum Corp. (a)	3,870	410,530
XTO Energy, Inc. (l)	45,585	3,123,028

		$14,042,751

Energy – Integrated – 3.1%
Hess Corp.	30,442	$3,841,476
Petroleo Brasileiro S.A., ADR	52,120	3,691,660

		$7,533,136

Engineering – Construction – 2.4%
Fluor Corp.	18,770	$3,492,722
Foster Wheeler Ltd. (a)	16,260	1,189,419
Quanta Services, Inc. (a)(l)	31,480	1,047,340

		$5,729,481

Entertainment – 1.0%
DreamWorks Animation, Inc., “A” (a)	78,370	$2,336,210

Food & Beverages – 2.8%
General Mills, Inc.	18,070	$1,098,114
Hain Celestial Group, Inc. (a)(l)	23,600	554,128

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Nestle S.A.	49,280	$2,230,271
PepsiCo, Inc.	45,910	2,919,417

		$6,801,930

Food & Drug Stores – 1.6%
CVS Caremark Corp.	95,180	$3,766,273

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS	34,400	$559,474

Furniture & Appliances – 0.5%
TiVo, Inc. (a)(l)	175,940	$1,085,550

Gaming & Lodging – 0.5%
International Game Technology	43,880	$1,096,122

General Merchandise – 0.9%
Family Dollar Stores, Inc. (l)	56,800	$1,132,592
Kohl’s Corp. (a)	28,160	1,127,526

		$2,260,118

Internet – 3.8%
Google, Inc., “A” (a)	14,220	$7,485,692
Omniture, Inc. (a)(l)	22,370	415,411
Tencent Holdings Ltd.	158,600	1,226,548

		$9,127,651

Leisure & Toys – 2.0%
Activision, Inc. (a)	57,640	$1,963,795
Electronic Arts, Inc. (a)	66,280	2,944,820

		$4,908,615

Machinery & Tools – 2.8%
Bucyrus International, Inc., “A”	47,690	$3,482,324
Flowserve Corp.	23,980	3,278,066

		$6,760,390

Major Banks – 0.4%
Unibanco – Uniao de Bancos Brasileiros S.A., ADR	4,780	$606,725
UnionBanCal Corp. (l)	8,060	325,785

		$932,510

Medical & Health Technology & Services – 2.7%
IDEXX Laboratories, Inc. (a)	65,650	$3,199,781
Medco Health Solutions, Inc. (a)	46,900	2,213,680
VCA Antech, Inc. (a)(l)	37,640	1,045,639

		$6,459,100

Medical Equipment – 3.8%
Advanced Medical Optics, Inc. (a)(l)	74,403	$1,394,312
Becton, Dickinson & Co.	12,720	1,034,136
C.R. Bard, Inc.	15,660	1,377,297
Conceptus, Inc. (a)(l)	98,100	1,813,869
St. Jude Medical, Inc. (a)	25,250	1,032,220
Stryker Corp.	28,930	1,819,118
Thoratec Corp. (a)(l)	42,265	734,988

		$9,205,940

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 2.7%
BHP Billiton Ltd., ADR	19,100	$1,627,129
Century Aluminum Co. (a)(l)	19,500	1,296,555
Cleveland-Cliffs, Inc.	6,200	738,978
Companhia Vale do Rio Doce, ADR	53,948	1,932,417
Usinas Siderurgicas de Minas Gerais S.A., IPS	18,150	897,952

		$6,493,031

Network & Telecom – 4.2%
Cisco Systems, Inc. (a)	49,110	$1,142,299
High Tech Computer Corp., GDR	8,550	769,500
NICE Systems Ltd., ADR (a)	51,700	1,528,769
Nokia Corp., ADR	76,310	1,869,595
Research in Motion Ltd. (a)	40,261	4,706,511

		$10,016,674

Oil Services – 7.8%
BJ Services Co.	26,300	$840,022
Exterran Holdings, Inc. (a)(l)	7,326	523,736
Helix Energy Solutions Group, Inc. (a)(l)	9,100	378,924
National Oilwell Varco, Inc. (a)	58,452	5,185,861
Noble Corp.	57,748	3,751,310
Oceaneering International, Inc. (a)	10,700	824,435
Smith International, Inc. (l)	34,320	2,853,365
Weatherford International Ltd. (a)	91,220	4,523,600

		$18,881,253

Other Banks & Diversified Financials – 0.1%
Redecard S.A.	12,700	$246,476

Pharmaceuticals – 1.0%
Elan Corp. PLC, ADR (a)	65,850	$2,340,968

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	15,800	$729,486

Restaurants – 0.1%
Red Robin Gourmet Burgers, Inc. (a)(l)	11,020	$305,695

Special Products & Services – 0.1%
Heckmann Corp. (a)(l)	26,800	$240,128

Specialty Chemicals – 1.0%
Airgas, Inc.	6,100	$356,179
Praxair, Inc.	22,370	2,108,149

		$2,464,328

Specialty Stores – 2.9%
Amazon.com, Inc. (a)(l)	7,800	$571,974
Ctrip.com International Ltd., ADR (l)	16,800	769,104
Dufry South America Ltd.	16,890	370,209
Lowe’s Cos., Inc.	132,730	2,754,148
Nordstrom, Inc. (l)	15,120	458,136
O’Reilly Automotive, Inc. (a)	39,530	883,496
TJX Cos., Inc.	39,190	1,233,309

		$7,040,376

Telecommunications – Wireless – 1.9%
America Movil S.A.B. de C.V., “L”, ADR	41,760	$2,202,840
Rogers Communications, Inc., “B”	61,350	2,384,912

		$4,587,752

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.7%
American Tower Corp., “A” (a)	58,665	$2,478,596
AT&T, Inc.	50,070	1,686,858

		$4,165,454

Tobacco – 1.1%
Philip Morris International, Inc.	53,520	$2,643,353

Trucking – 1.6%
Expeditors International of Washington, Inc.	13,800	$593,400
J.B. Hunt Transport Services, Inc. (l)	48,700	1,620,736
Landstar System, Inc.	12,200	673,684
Werner Enterprises, Inc. (l)	45,110	838,144

		$3,725,964

Utilities – Electric Power – 1.2%
FPL Group, Inc.	23,710	$1,554,902
NRG Energy, Inc. (a)	31,800	1,364,220

		$2,919,122

Total Common Stocks (Identified Cost, $212,697,066)		$234,018,475

Issuer/Expiration Date/Strike Price	Number of Contracts

CALL OPTIONS PURCHASED – 0.2%
Elan Corp. PLC – October 2008 @ $30 (a)	525	$425,250
First Solar, Inc. – September 2008 @ $330 (a)	51	91,800

Total Call Options Purchased (Premiums Paid, $390,091)		$517,050

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS – 3.3%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$7,809,000	$7,809,000

COLLATERAL FOR SECURITIES LOANED – 13.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	33,533,355	$33,533,355

Total Investments (Identified Cost, $254,429,512)		$275,877,880

OTHER ASSETS, LESS LIABILITIES – (14.5)%		(34,909,176)

Net Assets – 100.0%		$240,968,704

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IPS	International Preference Stock

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $33,459,189 of securities on loan (identified cost, $254,429,512)	$275,877,880
Cash	162,736
Foreign currency, at value (identified cost, $29,921)	30,452
Receivable for investments sold	3,248,950
Receivable for fund shares sold	3,545
Interest and dividends receivable	218,521
Other assets	3,223
Total assets		$279,545,307
Liabilities
Payable for investments purchased	$2,856,309
Payable for fund shares reacquired	2,098,990
Collateral for securities loaned, at value (c)	33,533,355
Payable to affiliates
Management fee	19,934
Distribution fees	571
Administrative services fee	658
Payable for trustees’ compensation	5,234
Accrued expenses and other liabilities	61,552
Total liabilities		$38,576,603
Net assets		$240,968,704
Net assets consist of
Paid-in capital	$557,931,167
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	21,459,588
Accumulated net realized gain (loss) on investments and foreign currency transactions	(338,665,389)
Undistributed net investment income	243,338
Net assets		$240,968,704
Shares of beneficial interest outstanding		11,355,760
Initial Class shares
Net assets	$220,413,968
Shares outstanding	10,373,165
Net asset value per share		$21.25
Service Class shares
Net assets	$20,554,736
Shares outstanding	982,595
Net asset value per share		$20.92

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$1,184,825
Income on securities loaned	114,162
Interest	99,409
Foreign taxes withheld	(49,119)
Total investment income		$1,349,277
Expenses
Management fee	$946,041
Distribution fees	26,350
Administrative services fee	31,207
Trustees’ compensation	15,065
Custodian fee	36,682
Shareholder communications	12,873
Auditing fees	21,488
Legal fees	2,994
Miscellaneous	12,850
Total expenses		$1,105,550
Fees paid indirectly	(606)
Net expenses		$1,104,944
Net investment income		$244,333
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$5,453,818
Foreign currency transactions	(23,196)
Net realized gain (loss) on investments and foreign currency transactions		$5,430,622
Change in unrealized appreciation (depreciation)
Investments	$(20,096,188)
Translation of assets and liabilities in foreign currencies	6,158
Net unrealized gain (loss) on investments and foreign currency translation		$(20,090,030)
Net realized and unrealized gain (loss) on investments and foreign currency		$(14,659,408)
Change in net assets from operations		$(14,415,075)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$244,333	$511,575
Net realized gain (loss) on investments and foreign currency transactions	5,430,622	50,100,124
Net unrealized gain (loss) on investments and foreign currency translation	(20,090,030)	8,143,212
Change in net assets from operations	$(14,415,075)	$58,754,911
Distributions declared to shareholders
From net investment income
Initial Class	$(498,653)	$—
Change in net assets from fund share transactions	$(31,979,626)	$(84,395,640)
Total change in net assets	$(46,893,354)	$(25,640,729)
Net assets
At beginning of period	287,862,058	313,502,787
At end of period (including undistributed net investment income of $243,338 and $497,658, respectively)	$240,968,704	$287,862,058

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$22.37		$18.45	$17.08	$15.65	$13.82	$10.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$(0.02)	$(0.04)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		3.88	1.39	1.47	1.85	3.33
Total from investment operations	$(1.07)		$3.92	$1.37	$1.43	$1.83	$3.31
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$—	$—	$—
Net asset value, end of period	$21.25		$22.37	$18.45	$17.08	$15.65	$13.82
Total return (%) (k)(s)	(4.81	)(n)	21.25	8.02	9.14	13.24 (b)	31.49 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.86	(a)	0.84	0.83	0.84	0.80	0.81
Net investment income (loss)	0.21	(a)	0.19	(0.14)	(0.26)	(0.13)	(0.17)
Portfolio turnover	48		76	123	88	94	100
Net assets at end of period (000 Omitted)	$220,414		$264,089	$291,965	$350,083	$414,811	$450,707

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$22.01		$18.19	$16.89	$15.51	$13.73	$10.47
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)	$(0.01)	$(0.07)	$(0.08)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		3.83	1.37	1.46	1.83	3.31
Total from investment operations	$(1.09)		$3.82	$1.30	$1.38	$1.78	$3.26
Net asset value, end of period	$20.92		$22.01	$18.19	$16.89	$15.51	$13.73
Total return (%) (k)(s)	(4.95	)(n)	21.00	7.70	8.90	12.96 (b)	31.14 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	(a)	1.09	1.08	1.09	1.06	1.06
Net investment loss	(0.03	)(a)	(0.06)	(0.38)	(0.51)	(0.36)	(0.42)
Portfolio turnover	48		76	123	88	94	100
Net assets at end of period (000 Omitted)	$20,555		$23,773	$21,538	$21,597	$22,139	$18,147

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50%, respectively.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio) (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

12

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$234,535,525	$41,342,355	$—	$275,877,880
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include purchased options.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

13

Notes to Financial Statements (unaudited) – continued

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $33,459,189. These loans were collateralized by cash of $33,533,355 and U.S. Treasury obligations of $740,718.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary

14

Notes to Financial Statements (unaudited) – continued

overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended December 31, 2007.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$254,568,574
Gross appreciation	$34,688,835
Gross depreciation	(13,379,529)
Net unrealized appreciation (depreciation)	$21,309,306

As of 12/31/07
Undistributed ordinary income	$497,658
Capital loss carryforwards	(343,795,488)
Other temporary differences	(156,399)
Net unrealized appreciation (depreciation)	41,405,494

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(114,567,621)
12/31/10	(229,227,867)
$(343,795,488)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

15

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0248% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $931 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $118,403,999 and $150,120,558, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	60,330	$1,229,663	161,845	$3,489,291
Service Class	34,225	699,627	135,591	2,781,765
	94,555	$1,929,290	297,436	$6,271,056
Shares issued to shareholders in reinvestment of distributions
Initial Class	22,143	$498,653	—	$—
Shares reacquired
Initial Class	(1,514,321)	$(31,662,773)	(4,183,471)	$(85,816,341)
Service Class	(131,927)	(2,744,796)	(239,255)	(4,850,355)
	(1,646,248)	$(34,407,569)	(4,422,726)	$(90,666,696)
Net change
Initial Class	(1,431,848)	$(29,934,457)	(4,021,626)	$(82,327,050)
Service Class	(97,702)	(2,045,169)	(103,664)	(2,068,590)
	(1,529,550)	$(31,979,626)	(4,125,290)	$(84,395,640)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $665 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® High Yield Portfolio

(formerly High Yield Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

(formerly High Yield Series)

CONTACT INFORMATION	BACK COVER

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	9.2%
Gaming & Lodging	8.0%
Utilities – Electric Power	7.6%
Broadcasting	6.7%
Energy – Independent	6.1%

Credit quality of bonds (r)
AAA	3.3%
AA	1.0%
A	1.4%
BBB	0.9%
BB	19.4%
B	52.8%
CCC	17.5%
D	0.1%
Not Rated	3.6%

Portfolio facts
Average Duration (d)(i)	4.4
Average Life (i)(m)	7.1 yrs.
Average Maturity (i)(m)	8.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.81%	$1,000.00	$985.38	$4.00
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
Service Class	Actual	1.06%	$1,000.00	$984.32	$5.23
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 90.7%
Aerospace – 1.2%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$1,575,000	$1,575,224
Vought Aircraft Industries, Inc., 8%, 2011	2,010,000	1,869,300

		$3,444,524

Airlines – 0.6%
Continental Airlines, Inc., 7.339%, 2014	$1,835,000	$1,394,600
Continental Airlines, Inc., 6.9%, 2017	271,357	223,869
Continental Airlines, Inc., 6.748%, 2017	210,889	173,983

		$1,792,452

Asset Backed & Securitized – 5.2%
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011 (z)	$665,000	$438,900
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	546,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.117%, 2038 (z)	668,201	396,483
Babson Ltd., CLO, “D”, FRN, 4.213%, 2018 (n)	670,000	442,200
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	502,595	455,343
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017	486,385	444,842
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	2,075,160	1,876,862
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	952,699	622,910
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	472,183	424,133
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)	950,000	468,911
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.206%, 2050 (z)	500,000	152,080
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	714,612
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	1,457,387	1,322,427
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	744,523	671,521
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	984,062	878,417
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	690,000	506,810
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	690,000	500,348
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	1,576,549	1,407,711
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	404,000	368,139
Wachovia Bank Commercial Mortgage Trust, FRN, 5.941%, 2047	557,306	389,509
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	1,571,863	1,444,418
Wachovia Credit, CDO, FRN, 4.154%, 2026 (z)	376,000	207,939

		$14,680,515

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 3.2%
Allison Transmission, Inc., 11%, 2015 (n)	$2,295,000	$2,054,025
Ford Motor Credit Co. LLC, 8.625%, 2010	1,065,000	903,444
Ford Motor Credit Co. LLC, 12%, 2015	1,580,000	1,389,874
Ford Motor Credit Co. LLC, 8%, 2016	3,895,000	2,830,738
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	990,000	871,625
General Motors Corp., 8.375%, 2033	1,569,000	929,633

		$8,979,339

Broadcasting – 6.0%
Allbritton Communications Co., 7.75%, 2012	$2,128,000	$2,069,480
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	835,000	609,550
CanWest MediaWorks LP, 9.25%, 2015 (n)	1,005,000	819,075
DIRECTV Holdings LLC, 7.625%, 2016 (z)	1,570,000	1,546,450
Lamar Media Corp., 6.625%, 2015	2,085,000	1,897,350
Lamar Media Corp., “C”, 6.625%, 2015	925,000	841,750
LBI Media, Inc., 8.5%, 2017 (n)	940,000	723,800
LIN TV Corp., 6.5%, 2013	2,080,000	1,903,200
Local TV Finance LLC, 9.25%, 2015 (n)(p)	1,515,000	1,181,700
Newport Television LLC, 13%, 2017 (n)(p)	1,815,000	1,597,200
Nexstar Broadcasting Group, Inc., 7%, 2014	1,725,000	1,500,750
Univision Communications, Inc., 9.75%, 2015 (n)(p)	2,875,000	2,113,125
Young Broadcasting, Inc., 8.75%, 2014	525,000	283,500

		$17,086,930

Brokerage & Asset Managers – 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$2,290,000	$2,112,525

Building – 1.8%
Associated Materials, Inc., 9.75%, 2012	$480,000	$475,200
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	775,000	511,500
Building Materials Corp. of America, 7.75%, 2014	1,065,000	873,300
Nortek Holdings, Inc., 10%, 2013 (n)	745,000	711,475
Nortek Holdings, Inc., 8.5%, 2014	1,270,000	812,800
Ply Gem Industries, Inc., 9%, 2012	2,215,000	1,301,313
Ply Gem Industries, Inc., 11.75%, 2013 (z)	535,000	490,863

		$5,176,451

Business Services – 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$2,072,000	$2,082,360

Cable TV – 4.1%
CCH I Holdings LLC, 11%, 2015	$704,000	$521,840
CCH II Holdings LLC, 10.25%, 2010	2,485,000	2,404,238
CCO Holdings LLC, 8.75%, 2013	4,530,000	4,167,600
CSC Holdings, Inc., 6.75%, 2012	1,265,000	1,189,100
CSC Holdings, Inc., 8.5%, 2015 (n)	380,000	373,350
Mediacom LLC, 9.5%, 2013	1,750,000	1,649,375
NTL Cable PLC, 9.125%, 2016	1,540,000	1,443,750

		$11,749,253

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 3.6%
Innophos, Inc., 8.875%, 2014	$1,600,000	$1,600,000
Koppers Holdings, Inc., 9.875%, 2013	1,365,000	1,433,250
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,960,000	1,773,800
Momentive Performance Materials, Inc., 9.75%, 2014	470,000	401,850
Momentive Performance Materials, Inc., 11.5%, 2016	1,904,000	1,418,480
Nalco Co., 7.75%, 2011	1,515,000	1,515,000
Nalco Co., 8.875%, 2013	1,895,000	1,942,375

		$10,084,755

Computer Software – 0.6%
First Data Corp., 9.875%, 2015 (n)	$1,935,000	$1,683,450

Consumer Goods & Services – 2.3%
Corrections Corp. of America, 6.25%, 2013	$770,000	$741,125
GEO Group, Inc., 8.25%, 2013	1,270,000	1,295,400
Jarden Corp., 7.5%, 2017	480,000	417,600
KAR Holdings, Inc., 10%, 2015	1,085,000	911,400
Service Corp. International, 7.375%, 2014	700,000	700,000
Service Corp. International, 7%, 2017	2,550,000	2,435,250

		$6,500,775

Containers – 1.3%
Crown Americas LLC, 7.625%, 2013	$980,000	$977,550
Graham Packaging Co. LP, 9.875%, 2014	980,000	867,300
Greif, Inc., 6.75%, 2017	1,005,000	969,825
Owens-Brockway Glass Container, Inc., 8.25%, 2013	885,000	907,125

		$3,721,800

Defense Electronics – 0.9%
L-3 Communications Corp., 6.125%, 2014	$1,525,000	$1,429,688
L-3 Communications Corp., 5.875%, 2015	1,300,000	1,199,250

		$2,628,938

Electronics – 0.9%
Avago Technologies Finance, 11.875%, 2015	$740,000	$795,500
Flextronics International Ltd., 6.25%, 2014	780,000	729,300
Spansion LLC, 11.25%, 2016 (n)	1,875,000	1,162,500

		$2,687,300

Emerging Market Sovereign – 0.6%
Republic of Argentina, FRN, 3.092%, 2012	$1,908,750	$1,606,648

Energy – Independent – 6.0%
Chaparral Energy, Inc., 8.875%, 2017	$1,050,000	$910,875
Chesapeake Energy Corp., 7%, 2014	1,108,000	1,085,840
Chesapeake Energy Corp., 6.375%, 2015	1,675,000	1,582,875
Forest Oil Corp., 7.25%, 2019	915,000	878,400
Forest Oil Corp., 7.25%, 2019 (n)	250,000	240,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	245,000	235,200
Hilcorp Energy I LP, 9%, 2016 (n)	395,000	401,913
Mariner Energy, Inc., 8%, 2017	890,000	861,075
Newfield Exploration Co., 6.625%, 2014	1,625,000	1,527,500
OPTI Canada, Inc., 8.25%, 2014	2,095,000	2,084,525
Plains Exploration & Production Co., 7%, 2017	2,220,000	2,131,200

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Plains Exploration & Production Co., 7.625%, 2018	$510,000	$510,000
Quicksilver Resources, Inc., 7.125%, 2016	2,265,000	2,109,281
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	595,000	609,875
SandRidge Energy, Inc., 8%, 2018 (n)	855,000	859,275
Southwestern Energy Co., 7.5%, 2018 (n)	910,000	936,308

		$16,964,142

Entertainment – 0.5%
AMC Entertainment, Inc., 11%, 2016	$950,000	$940,500
Marquee Holdings, Inc., 9.505%, 2014	750,000	588,750

		$1,529,250

Financial Institutions – 0.9%
General Motors Acceptance Corp., 6.875%, 2011	$2,256,000	$1,621,098
General Motors Acceptance Corp., 8%, 2031	1,408,000	916,014
Residential Capital LLC, 9.625%, 2015 (z)	70,000	33,950

		$2,571,062

Food & Beverages – 2.5%
ARAMARK Corp., 8.5%, 2015	$2,460,000	$2,410,800
B&G Foods, Inc., 8%, 2011	1,190,000	1,169,175
Dean Foods Co., 7%, 2016	1,395,000	1,210,163
Del Monte Corp., 6.75%, 2015	1,350,000	1,285,875
Michael Foods, Inc., 8%, 2013	950,000	935,750

		$7,011,763

Forest & Paper Products – 2.4%
Buckeye Technologies, Inc., 8%, 2010	$280,000	$280,000
Buckeye Technologies, Inc., 8.5%, 2013	2,165,000	2,154,175
Georgia-Pacific Corp., 7.125%, 2017 (n)	855,000	803,700
Georgia-Pacific Corp., 8%, 2024	490,000	453,250
Graphic Packaging International Corp., 9.5%, 2013	765,000	730,575
JSG Funding PLC, 7.75%, 2015	150,000	136,500
Millar Western Forest Products Ltd., 7.75%, 2013	1,465,000	952,250
NewPage Holding Corp., 10%, 2012	510,000	516,375
Smurfit-Stone Container Corp., 8%, 2017	1,035,000	828,000

		$6,854,825

Gaming & Lodging – 7.0%
Firekeepers Development Authority, 13.875%, 2015 (z)	$970,000	$948,175
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	2,250,000	1,462,500
Harrah’s Operating Co., Inc., 5.5%, 2010	900,000	804,375
Harrah’s Operating Co., Inc., 5.375%, 2013	505,000	309,313
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)	2,645,000	2,195,350
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)	1,910,000	1,403,850
Mandalay Resort Group, 9.375%, 2010	1,085,000	1,085,000
MGM Mirage, 8.5%, 2010	1,165,000	1,150,438
MGM Mirage, 8.375%, 2011	1,395,000	1,346,175
MGM Mirage, 6.75%, 2013	1,125,000	970,313

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
MGM Mirage, 5.875%, 2014		$970,000	$785,700
Pinnacle Entertainment, Inc., 7.5%, 2015		2,055,000	1,572,075
Station Casinos, Inc., 6.5%, 2014		3,390,000	1,949,250
Station Casinos, Inc., 6.875%, 2016		2,495,000	1,362,894
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		2,615,000	1,627,838
Wynn Las Vegas LLC, 6.625%, 2014		805,000	736,575

			$19,709,821

General Merchandise – 0.4%
Buhrmann U.S., Inc., 7.875%, 2015		$1,035,000	$1,156,488

Industrial – 1.5%
Blount, Inc., 8.875%, 2012		$1,170,000	$1,170,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	455,000	695,149
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$2,245,000	2,267,450

			$4,132,599

Insurance – Property & Casualty – 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$990,000	$851,400

Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014		$1,635,000	$1,602,300

Major Banks – 1.2%
Bank of America Corp., 8% to 2018, FRN to 2049		$1,440,000	$1,349,093
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		2,080,000	1,950,291

			$3,299,384

Medical & Health Technology & Services – 8.1%
Biomet, Inc., 10%, 2017		$1,025,000	$1,094,188
Biomet, Inc., 11.625%, 2017		2,120,000	2,247,200
Community Health Systems, Inc., 8.875%, 2015		3,100,000	3,119,375
Cooper Cos., Inc., 7.125%, 2015		1,400,000	1,344,000
DaVita, Inc., 7.25%, 2015		2,595,000	2,523,638
HCA, Inc., 6.375%, 2015		2,605,000	2,162,150
HCA, Inc., 9.25%, 2016		4,930,000	5,077,900
Psychiatric Solutions, Inc., 7.75%, 2015		1,130,000	1,118,700
U.S. Oncology, Inc., 10.75%, 2014		2,150,000	2,133,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,195,000	1,195,000
Universal Hospital Services, Inc., FRN, 6.302%, 2015		290,000	271,150
VWR Funding, Inc., 10.25%, 2015 (p)		840,000	774,900

			$23,062,076

Metals & Mining – 4.6%
Arch Western Finance LLC, 6.75%, 2013		$1,145,000	$1,122,100
FMG Finance Ltd., 10.625%, 2016 (n)		2,140,000	2,493,100
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		3,835,000	4,045,925
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		1,965,000	1,984,375
Peabody Energy Corp., 5.875%, 2016		1,255,000	1,173,425
Peabody Energy Corp., 7.375%, 2016		1,310,000	1,306,725
PNA Group, Inc., 10.75%, 2016		870,000	1,022,250

			$13,147,900

Issuer	Shares/Par	Value ($)

BONDS – continued
Municipals – 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$1,395,000	$1,294,225

Natural Gas – Distribution – 1.0%
AmeriGas Partners LP, 7.125%, 2016	$1,505,000	$1,395,888
Inergy LP, 6.875%, 2014	1,435,000	1,334,550

		$2,730,438

Natural Gas – Pipeline – 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$965,000	$948,113
Atlas Pipeline Partners LP, 8.75%, 2018 (z)	905,000	898,213
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,940,000	1,954,418
El Paso Corp., 7.25%, 2018	930,000	916,050
Transcontinental Gas Pipe Line Corp., 7%, 2011	303,000	315,120
Williams Partners LP, 7.25%, 2017	1,230,000	1,230,000

		$6,261,914

Network & Telecom – 3.6%
Cincinnati Bell, Inc., 8.375%, 2014	$2,065,000	$1,997,888
Citizens Communications Co., 9.25%, 2011	1,286,000	1,331,010
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,097,600
Qwest Capital Funding, Inc., 7.25%, 2011	2,315,000	2,245,550
Qwest Corp., 7.875%, 2011	465,000	465,000
Qwest Corp., 8.875%, 2012	1,530,000	1,560,600
Windstream Corp., 8.625%, 2016	1,405,000	1,401,488

		$10,099,136

Oil Services – 0.8%
Basic Energy Services, Inc., 7.125%, 2016	$1,650,000	$1,604,625
GulfMark Offshore, Inc., 7.75%, 2014	745,000	750,588

		$2,355,213

Printing & Publishing – 3.3%
American Media Operations, Inc., 10.25%, 2009 (z)	$48,468	$39,017
American Media Operations, Inc., “B”, 10.25%, 2009	1,333,000	1,073,065
Dex Media West LLC, 9.875%, 2013	139,000	125,100
Dex Media, Inc., 0% to 2008, 9% to 2013	3,710,000	2,652,650
Dex Media, Inc., 0% to 2008, 9% to 2013	1,710,000	1,222,650
Idearc, Inc., 8%, 2016	2,530,000	1,590,738
Nielsen Finance LLC, 10%, 2014	1,460,000	1,470,950
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	315,000	216,563
Quebecor World, Inc., 6.125%, 2013 (d)	800,000	292,000
R.H. Donnelley Corp., 8.875%, 2016	1,120,000	672,000

		$9,354,733

Retailers – 0.4%
Couche-Tard, Inc., 7.5%, 2013	$780,000	$770,250
Sally Holdings LLC, 10.5%, 2016	305,000	290,513

		$1,060,763

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$1,055,000	$923,125

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Steel – 0.3%
Evraz Group S.A., 8.875%, 2013 (z)	$905,000	$906,086

Supermarkets – 0.4%
Stater Brothers Holdings, Inc., 7.75%, 2015	$1,035,000	$1,027,231

Telecommunications – Wireless – 1.7%
Alltel Corp., 7%, 2012	$1,556,000	$1,587,120
MetroPCS Wireless, Inc., 9.25%, 2014	1,660,000	1,597,750
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	1,580,000	1,659,000

		$4,843,870

Transportation – Services – 0.3%
Hertz Corp., 8.875%, 2014	$990,000	$905,850

Utilities – Electric Power – 6.2%
Dynegy Holdings, Inc., 7.5%, 2015	$770,000	$710,325
Edison Mission Energy, 7%, 2017	2,210,000	2,066,350
Mirant Americas Generation LLC, 8.3%, 2011	800,000	826,000
Mirant North America LLC, 7.375%, 2013	1,340,000	1,328,275
NRG Energy, Inc., 7.375%, 2016	6,225,000	5,859,281
Reliant Energy, Inc., 6.75%, 2014	495,000	504,900
Reliant Energy, Inc., 7.875%, 2017	2,190,000	2,140,725
Sierra Pacific Resources, 8.625%, 2014	710,000	744,304
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	3,400,000	3,332,000

		$17,512,160

Total Bonds (Identified Cost, $275,835,235)		$257,185,769

FLOATING RATE LOANS (g)(r) – 6.0%
Aerospace – 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$65,293	$61,172
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	1,625,262	1,522,667

		$1,583,839

Automotive – 1.1%
Federal-Mogul Corp., Term Loan B, 4.41%, 2014	$1,202,592	$1,004,164
Ford Motor Co., Term Loan B, 5.48%, 2013	2,270,468	1,827,159
Mark IV Industries, Inc., Second Lien Term Loan, 11.42%, 2011	994,489	402,768

		$3,234,091

Broadcasting – 0.5%
Young Broadcasting, Inc., Term Loan, 5.18%, 2012	$1,185,949	$1,067,354
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	440,820	396,738

		$1,464,092

Computer Software – 0.5%
First Data Corp., Term Loan B-1, 5.26%, 2014	$1,566,405	$1,435,806

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Forest & Paper Products – 0.1%
Abitibi Consolidated, Inc., Term Loan, 11.5%, 2009	$410,542	$411,055

Gaming & Lodging – 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	$1,601,789	$1,009,127

Medical & Health Technology & Services – 0.8%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$53,338	$50,209
Community Health Systems, Inc., Term Loan B, 4.86%, 2014	1,042,707	981,548
HCA, Inc., Term Loan B, 5.05%, 2013	1,369,587	1,284,388

		$2,316,145

Printing & Publishing – 0.5%
Idearc, Inc., Term Loan B, 4.78%, 2014	$150,653	$120,104
Tribune Co., Term Loan B, 2014 (o)	1,835,205	1,378,698

		$1,498,802

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.45%, 2013	$587,532	$487,284

Telecommunications – Wireless – 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$813,879	$807,978

Utilities – Electric Power – 1.0%
Calpine Corp., DIP Term Loan, 5.68%, 2009	$1,317,595	$1,257,570
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	1,771,719	1,637,180

		$2,894,750

Total Floating Rate Loans (Identified Cost, $18,289,302)		$17,142,969

COMMON STOCKS – 2.0%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	21	$0

Cable TV – 0.8%
Cablevision Systems Corp., “A” (a)	13,700	$309,620
Comcast Corp., “A”	73,100	1,386,707
Time Warner Cable, Inc. (a)	17,400	460,752

		$2,157,079

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	14,000	$63,700

Electronics – 0.1%
Intel Corp.	14,500	$311,460

Energy – Integrated – 0.1%
Chevron Corp.	2,700	$267,651

Forest & Paper Products – 0.1%
Louisiana-Pacific Corp.	15,600	$132,444

Gaming & Lodging – 0.2%
MGM Mirage (a)	8,300	$281,287
Pinnacle Entertainment, Inc. (a)	15,400	161,546

		$442,833

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 0.1%
Bank of America Corp.	8,000	$190,960
JPMorgan Chase & Co.	3,600	123,516

		$314,476

Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	17,708	$0

Real Estate – 0.1%
Host Hotels & Resorts, Inc., REIT	30,200	$412,230

Telephone Services – 0.2%
Windstream Corp.	49,400	$609,596

Utilities – Electric Power – 0.3%
Reliant Energy, Inc. (a)	39,800	$846,546

Total Common Stocks (Identified Cost, $7,445,745)		$5,558,015

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.8%
Brokerage & Asset Managers – 0.8%
Merrill Lynch Co., Inc., 8.625% (a) (Identified Cost, $2,440,000)	97,600	$2,264,320

SHORT-TERM OBLIGATIONS – 0.4%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,130,000	$1,130,000

Total Investments (Identified Cost, $305,140,282)		$283,281,073

OTHER ASSETS, LESS LIABILITIES – 0.1%		191,347

Net Assets – 100.0%		$283,472,420

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,588,375, representing 12.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined. The rate shown represents a weighted average coupon rate on the full position, including unsettled positions which have no current coupon.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011	10/13/06	$665,000	$438,900
American Media Operations, Inc., 10.25%, 2009	12/01/06-11/28/07	47,520	39,017
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,094,744	546,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.117%, 2038	12/20/05	668,201	396,483
Atlas Pipeline Partners LP, 8.75%, 2018	6/24/08	905,000	898,213
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.206%, 2050	4/12/06	500,000	152,080
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	1,570,000	1,546,450
Evraz Group S.A., 8.875%, 2013	4/28/08	918,390	906,086
Firekeepers Development Authority, 13.875%, 2015	4/22/08	942,368	948,175
Ply Gem Industries, Inc., 11.75%, 2013	6/10/08	519,201	490,863
Residential Capital LLC, 9.625%, 2015	6/06/08	33,935	33,950
Wachovia Credit, CDO, FRN, 4.154%, 2026	6/08/06	376,000	207,939
Total Restricted Securities			$6,604,156
% of Net Assets			2.3%

8

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Insurers

MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

	Type	Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
	BUY	EUR	511,984	8/25/08	$795,234	$804,127	$8,893

Depreciation
	SELL	EUR	882,186	8/25/08	$1,369,756	$1,385,569	$(15,813)

Swap Agreements at 6/30/08

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	1,200,000		JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(184,824)
6/20/09	USD	600,000		JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(88,753)
6/20/12	USD	1,200,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(323,717)
6/20/12	USD	600,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(155,991)
6/20/13	USD	1,295,000	(a)	Goldman Sachs International	5.00% (fixed rate)	(3)	(290,901)
							$(1,044,186)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6%, 4/01/12.

(a)	Net unamortized premiums received by the fund amounted to $219,986.

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $305,140,282)	$283,281,073
Cash	1,011,491
Receivable for forward foreign currency exchange contracts	8,893
Receivable for investments sold	5,164,319
Receivable for fund shares sold	4,971
Interest and dividends receivable	5,773,445
Other assets	3,766
Total assets		$295,247,958
Liabilities
Payable for forward foreign currency exchange contracts	$15,813
Payable for investments purchased	4,681,130
Payable for fund shares reacquired	5,918,876
Swaps, at value (net unamortized premiums received, $219,986)	1,044,186
Payable to affiliates
Management fee	22,233
Distribution fees	3,842
Administrative services fee	783
Payable for trustees’ compensation	5,877
Accrued expenses and other liabilities	82,798
Total liabilities		$11,775,538
Net assets		$283,472,420
Net assets consist of
Paid-in capital	$404,352,327
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(22,690,232)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(110,260,561)
Undistributed net investment income	12,070,886
Net assets		$283,472,420
Shares of beneficial interest outstanding		47,920,210
Initial Class shares
Net assets	$146,594,207
Shares outstanding	24,692,865
Net asset value per share		$5.94
Service Class shares
Net assets	$136,878,213
Shares outstanding	23,227,345
Net asset value per share		$5.89

See Notes to Financial Statements

10

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$13,109,205
Dividends	67,726
Total investment income		$13,176,931
Expenses
Management fee	$1,151,295
Distribution fees	182,709
Administrative services fee	37,792
Trustees’ compensation	17,006
Custodian fee	35,072
Shareholder communications	26,523
Auditing fees	28,230
Legal fees	3,377
Miscellaneous	12,255
Total expenses		$1,494,259
Fees paid indirectly	(2,870)
Reduction of expenses by investment adviser	(76,793)
Net expenses		$1,414,596
Net investment income		$11,762,335
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(6,526,212)
Swap transactions	288,652
Foreign currency transactions	(94,499)
Net realized gain (loss) on investments and foreign currency transactions		$(6,332,059)
Change in unrealized appreciation (depreciation)
Investments	$(9,929,133)
Swap transactions	(368,626)
Translation of assets and liabilities in foreign currencies	(6,823)
Net unrealized gain (loss) on investments and foreign currency translation		$(10,304,582)
Net realized and unrealized gain (loss) on investments and foreign currency		$(16,636,641)
Change in net assets from operations		$(4,874,306)

See Notes to Financial Statements

11

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$11,762,335	$24,674,445
Net realized gain (loss) on investments and foreign currency transactions	(6,332,059)	1,382,911
Net unrealized gain (loss) on investments and foreign currency translation	(10,304,582)	(19,569,542)
Change in net assets from operations	$(4,874,306)	$6,487,814
Distributions declared to shareholders
From net investment income
Initial Class	$(13,147,666)	$(15,332,557)
Service Class	(11,985,728)	(10,039,719)
Total distributions declared to shareholders	$(25,133,394)	$(25,372,276)
Change in net assets from fund share transactions	$(11,089,561)	$(12,797,321)
Total change in net assets	$(41,097,261)	$(31,681,783)
Net assets
At beginning of period	324,569,681	356,251,464
At end of period (including undistributed net investment income of $12,070,886 and $25,441,945, respectively)	$283,472,420	$324,569,681

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.56		$6.93	$6.83	$7.32	$7.27	$6.56
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.48	$0.49	$0.52	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		(0.34)	0.19	(0.36)	0.11	0.80
Total from investment operations	$(0.08)		$0.15	$0.67	$0.13	$0.63	$1.34
Less distributions declared to shareholders
From net investment income	$(0.54)		$(0.52)	$(0.57)	$(0.62)	$(0.58)	$(0.63)
Net asset value, end of period	$5.94		$6.56	$6.93	$6.83	$7.32	$7.27
Total return (%) (k)(r)(s)	(1.46	)(n)	1.93	10.39	2.19	9.54	21.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.84	0.85	0.86	0.83	0.83
Expenses after expense reductions (f)	0.81	(a)	0.79	0.83	N/A	N/A	N/A
Net investment income	7.79	(a)	7.25	7.14	7.06	7.27	7.89
Portfolio turnover	44		69	92	53	68	92
Net assets at end of period (000 Omitted)	$146,594		$175,408	$224,412	$255,999	$319,653	$360,207

See Notes to Financial Statements

13

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.50		$6.88	$6.79	$7.28	$7.23	$6.53
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.47	$0.46	$0.47	$0.49	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		(0.35)	0.19	(0.36)	0.12	0.81
Total from investment operations	$(0.09)		$0.12	$0.65	$0.11	$0.61	$1.32
Less distributions declared to shareholders
From net investment income	$(0.52)		$(0.50)	$(0.56)	$(0.60)	$(0.56)	$(0.62)
Net asset value, end of period	$5.89		$6.50	$6.88	$6.79	$7.28	$7.23
Total return (%) (k)(r)(s)	(1.57	)(n)	1.56	10.04	1.93	9.37	21.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.09	1.10	1.11	1.08	1.08
Expenses after expense reductions (f)	1.06	(a)	1.04	1.08	N/A	N/A	N/A
Net investment income	7.54	(a)	7.01	6.89	6.81	6.99	7.59
Portfolio turnover	44		69	92	53	68	92
Net assets at end of period (000 Omitted)	$136,878		$149,162	$131,839	$111,348	$109,914	$98,931

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

15

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$7,822,335	$275,458,738	$—	$283,281,073
Other Financial Instruments	$—	$(1,051,106)	$—	$(1,051,106)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include forward foreign currency exchange contracts and swap agreements.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the

16

Notes to Financial Statements (unaudited) – continued

Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2008, the portfolio had unfunded loan commitments of $50,209, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in

17

Notes to Financial Statements (unaudited) – continued

unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$25,372,276

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$306,053,040
Gross appreciation	2,541,265
Gross depreciation	(25,313,232)
Net unrealized appreciation (depreciation)	$(22,771,967)

As of 12/31/07
Undistributed ordinary income	25,128,410
Capital loss carryforwards	(103,028,102)
Other temporary differences	(2,658)
Net unrealized appreciation (depreciation)	(12,969,857)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/08	$ (6,617,797)
12/31/09	(37,568,488)
12/31/10	(46,740,625)
12/31/13	(5,089,839)
12/31/14	(7,011,353)
$(103,028,102)

18

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. This management fee reduction amounted to $76,793, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval.

The investment adviser has agreed in writing to pay a portion of the fund’s annual operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 1.00% annually of average daily net assets for the Initial Class shares and 1.25% annually of average daily net assets for the Service Class shares. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0246% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,112 and is included in miscellaneous expense on the Statement of Operations.

19

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $126,318,269 and $133,462,217, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,035,601	$6,567,434	1,097,309	$7,281,527
Service Class	1,350,206	8,562,923	5,200,205	34,692,961
	2,385,807	$15,130,357	6,297,514	$41,974,488
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,151,827	$13,147,666	2,278,240	$15,332,557
Service Class	1,974,584	11,985,728	1,500,705	10,039,719
	4,126,411	$25,133,394	3,778,945	$25,372,276
Shares reacquired
Initial Class	(5,246,124)	$(32,809,254)	(8,997,898)	$(60,695,053)
Service Class	(3,027,785)	(18,544,058)	(2,925,600)	(19,449,032)
	(8,273,909)	$(51,353,312)	(11,923,498)	$(80,144,085)
Net change
Initial Class	(2,058,696)	$(13,094,154)	(5,622,349)	$(38,080,969)
Service Class	297,005	2,004,593	3,775,310	25,283,648
	(1,761,691)	$(11,089,561)	(1,847,039)	$(12,797,321)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $778 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

20

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

21

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® International Growth Portfolio

(formerly International Growth Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

(formerly International Growth Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.
Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
BHP Billiton PLC	3.9%
Nestle S.A.	3.3%
Roche Holding AG	3.1%
INPEX Holdings, Inc.	2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	2.4%
TOTAL S.A.	2.4%
Reckitt Benckiser Group PLC	1.9%
WPP Group PLC	1.8%
Anglo American PLC	1.8%
Novartis AG	1.8%

Equity sectors
Financial Services	14.7%
Basic Materials	14.6%
Health Care	12.0%
Technology	11.8%
Consumer Staples	11.8%
Energy	9.3%
Retailing	7.6%
Utilities & Communications	6.6%
Special Products & Services	4.1%
Leisure	3.5%
Industrial Goods & Services	3.3%

Country weightings
United Kingdom	14.7%
Japan	13.2%
Switzerland	12.6%
France	9.7%
Germany	8.8%
Brazil	4.4%
India	3.4%
Mexico	2.9%
Russia	2.5%
Other Countries	27.8%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.12%	$1,000.00	$910.75	$5.32
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
Service Class	Actual	1.37%	$1,000.00	$909.45	$6.50
	Hypothetical (h)	1.37%	$1,000.00	$1,018.05	$6.87

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Alcoholic Beverages – 1.8%
Companhia de Bebidas das Americas, ADR	16,150	$1,023,102
Pernod Ricard S.A. (l)	14,070	1,443,616

		$2,466,718

Apparel Manufacturers – 4.5%
Adidas AG	14,290	$900,073
Billabong International Ltd. (l)	73,018	756,105
Li & Fung Ltd.	420,600	1,267,655
LVMH Moet Hennessy Louis Vuitton S.A.	32,440	3,382,240

		$6,306,073

Biotechnology – 0.9%
Actelion Ltd. (a)(l)	23,124	$1,232,306

Broadcasting – 3.5%
Grupo Televisa S.A., ADR (l)	69,810	$1,648,912
Societe Television Francaise 1 (l)	39,768	661,105
WPP Group PLC	271,070	2,611,612

		$4,921,629

Brokerage & Asset Managers – 4.3%
Daiwa Securities Group, Inc.	177,000	$1,629,198
Deutsche Boerse AG	7,390	829,469
ICAP PLC	70,350	752,986
IG Group Holdings PLC	117,250	766,331
Julius Baer Holding Ltd.	30,959	2,075,354

		$6,053,338

Business Services – 3.2%
Capita Group PLC	55,109	$754,126
Infosys Technologies Ltd., ADR (l)	43,190	1,877,037
Intertek Group PLC	39,020	767,174
Satyam Computer Services Ltd.	103,630	1,052,197

		$4,450,534

Chemicals – 1.5%
Makhteshim-Agan Industries Ltd.	135,810	$1,268,781
Wacker Chemie AG	4,220	879,889

		$2,148,670

Computer Software – 0.9%
SAP AG (l)	24,350	$1,273,351

Conglomerates – 0.9%
Siemens AG	11,890	$1,317,142

Consumer Goods & Services – 5.7%
AmorePacific Corp.	883	$546,995
Hengan International Group Co. Ltd.	240,000	707,951
Kao Corp.	37,000	971,802
Kimberly-Clark de Mexico S.A. de C.V., “A”	131,580	535,327
KOSE Corp.	6,200	138,577
L’Oreal S.A.	9,640	1,049,179
Reckitt Benckiser Group PLC	53,950	2,733,919
Uni-Charm Corp.	19,500	1,388,457

		$8,072,207

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.7%
Brambles Ltd.	117,590	$984,267

Electrical Equipment – 1.9%
Keyence Corp.	4,600	$1,097,128
Schneider Electric S.A.	15,110	1,629,254

		$2,726,382

Electronics – 8.1%
Canon, Inc. (l)	28,700	$1,477,833
Hirose Electric Co. Ltd. (l)	12,800	1,286,820
Hoya Corp.	28,500	659,853
Konica Minolta Holdings, Inc.	56,000	946,933
Royal Philips Electronics N.V.	36,670	1,238,753
Samsung Electronics Co. Ltd.	2,937	1,754,816
SUMCO Corp.	49,200	1,090,395
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	142,162	1,550,987
USHIO, Inc.	45,900	751,040
Venture Corp. Ltd.	87,600	631,903

		$11,389,333

Energy – Independent – 2.7%
INPEX Holdings, Inc.	298	$3,765,926

Energy – Integrated – 5.7%
OAO Gazprom, ADR	37,720	$2,183,481
Petroleo Brasileiro S.A., ADR	34,950	2,475,509
TOTAL S.A.	39,180	3,344,709

		$8,003,699

Food & Beverages – 4.3%
Coca-Cola Hellenic Bottling Co. S.A.	26,400	$719,357
Groupe Danone (l)	9,215	645,086
Nestle S.A.	103,330	4,676,418

		$6,040,861

Food & Drug Stores – 1.8%
Dairy Farm International Holdings Ltd.	236,700	$1,145,628
Tesco PLC	180,528	1,326,714

		$2,472,342

General Merchandise – 0.5%
Massmart Holdings Ltd.	86,670	$684,638

Machinery & Tools – 1.4%
Assa Abloy AB, “B” (l)	50,270	$726,822
GEA Group AG	35,140	1,237,440

		$1,964,262

Major Banks – 6.0%
Erste Bank der oesterreichischen Sparkassen AG	30,200	$1,868,851
HSBC Holdings PLC	102,155	1,576,324
Raiffeisen International Bank Holding AG (l)	8,550	1,083,913
Standard Chartered PLC	53,556	1,515,692

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Unibanco – Uniao de Bancos Brasileiros S.A., ADR	8,360	$1,061,135
UniCredito Italiano S.p.A.	225,642	1,375,208

		$8,481,123

Medical Equipment – 1.2%
Synthes, Inc.	11,810	$1,623,094

Metals & Mining – 7.8%
Anglo American PLC	35,832	$2,539,924
BHP Billiton PLC	142,810	5,489,506
Companhia Vale do Rio Doce, ADR	44,870	1,607,243
Mining & Metallurgical Co. Norilsk Nickel, ADR	51,750	1,306,392

		$10,943,065

Network & Telecom – 2.8%
NICE Systems Ltd., ADR (a)	26,450	$782,127
Nokia Oyj	69,010	1,691,125
Research in Motion Ltd. (a)	12,630	1,476,447

		$3,949,699

Oil Services – 0.9%
Acergy S.A. (l)	56,300	$1,256,466

Other Banks & Diversified Financials – 4.4%
Aeon Credit Service Co. Ltd.	84,900	$1,065,704
Akbank T.A.S.	148,893	515,984
Bank of Cyprus Public Co. Ltd.	65,145	785,062
Bank Rakyat Indonesia	1,182,000	653,818
Housing Development Finance Corp. Ltd.	40,069	1,829,856
UBS AG (a)	66,992	1,387,176

		$6,237,600

Pharmaceuticals – 9.9%
Astellas Pharma, Inc.	34,200	$1,451,408
Bayer AG	19,900	1,672,112
Hisamitsu Pharmaceutical Co., Inc.	22,400	975,980
Merck KGaA	8,620	1,224,462
Novartis AG	46,070	2,530,282
Novo Nordisk A/S, “B”	25,415	1,675,097
Roche Holding AG	24,110	4,333,105

		$13,862,446

Specialty Chemicals – 4.6%
Akzo Nobel N.V.	24,480	$1,676,592
L’Air Liquide S.A.	12,073	1,592,272
Linde AG (l)	13,710	1,922,838
Symrise AG	59,087	1,284,298

		$6,476,000

Specialty Stores – 0.8%
Industria de Diseno Textil S.A. (l)	23,570	$1,083,883

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 3.8%
America Movil S.A.B. de C.V., “L”, ADR	35,710	$1,883,702
MTN Group Ltd.	60,510	959,147
Orascom Telecom Holding S.A.E., GDR	22,560	1,443,840
Rogers Communications, Inc., “B”	27,060	1,051,927

		$5,338,616

Telephone Services – 1.5%
Telefonica S.A.	79,740	$2,108,247

Utilities – Electric Power – 1.3%
CEZ AS	20,650	$1,832,693

Total Common Stocks (Identified Cost, $121,251,895)		$139,466,610

SHORT-TERM OBLIGATIONS – 1.1%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,509,000	$1,509,000

COLLATERAL FOR SECURITIES LOANED – 10.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	14,124,799	$14,124,799

Total Investments (Identified Cost, $136,885,694)		$155,100,409

OTHER ASSETS, LESS LIABILITIES – (10.4)%		(14,621,001)

Net Assets – 100.0%		$140,479,408

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $13,900,316 of securities on loan (identified cost, $136,885,694)	$155,100,409
Cash	895
Foreign currency, at value (identified cost, $432,396)	430,671
Receivable for investments sold	1,778,649
Receivable for fund shares sold	902,814
Interest and dividends receivable	298,794
Other assets	2,717
Total assets		$158,514,949
Liabilities
Payable for investments purchased	$2,503,826
Payable for fund shares reacquired	1,271,038
Collateral for securities loaned, at value (c)	14,124,799
Payable to affiliates
Management fee	13,821
Distribution fees	760
Administrative services fee	387
Payable for trustees’ compensation	2,945
Accrued expenses and other liabilities	117,965
Total liabilities		$18,035,541
Net assets		$140,479,408
Net assets consist of
Paid-in capital	$119,615,173
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	18,214,021
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,288,757
Undistributed net investment income	1,361,457
Net assets		$140,479,408
Shares of beneficial interest outstanding		10,440,575
Initial Class shares
Net assets	$112,267,710
Shares outstanding	8,334,355
Net asset value per share		$13.47
Service Class shares
Net assets	$28,211,698
Shares outstanding	2,106,220
Net asset value per share		$13.39

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$2,517,874
Interest	119,122
Foreign taxes withheld	(254,651)
Total investment income		$2,382,345
Expenses
Management fee	$681,272
Distribution fees	35,481
Administrative services fee	19,034
Trustees’ compensation	8,824
Custodian fee	89,016
Shareholder communications	7,831
Auditing fees	25,996
Legal fees	2,994
Miscellaneous	11,234
Total expenses		$881,682
Fees paid indirectly	(699)
Net expenses		$880,983
Net investment income		$1,501,362
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,601,560
Foreign currency transactions	(50,377)
Net realized gain (loss) on investments and foreign currency transactions		$1,551,183
Change in unrealized appreciation (depreciation)
Investments (net of $29,910 decrease in deferred country tax)	$(17,810,091)
Translation of assets and liabilities in foreign currencies	(4,424)
Net unrealized gain (loss) on investments and foreign currency translation		$(17,814,515)
Net realized and unrealized gain (loss) on investments and foreign currency		$(16,263,332)
Change in net assets from operations		$(14,761,970)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$1,501,362	$1,914,106
Net realized gain (loss) on investments and foreign currency transactions	1,551,183	23,679,679
Net unrealized gain (loss) on investments and foreign currency translation	(17,814,515)	89,870
Change in net assets from operations	$(14,761,970)	$25,683,655
Distributions declared to shareholders
From net investment income
Initial Class	$(1,388,984)	$(2,038,840)
Service Class	(276,025)	(278,166)
From net realized gain on investments
Initial Class	(19,144,773)	(21,494,679)
Service Class	(4,670,080)	(3,494,601)
Total distributions declared to shareholders	$(25,479,862)	$(27,306,286)
Change in net assets from fund share transactions	$12,399,044	$6,723,672
Total change in net assets	$(27,842,788)	$5,101,041
Net assets
At beginning of period	168,322,196	163,221,155
At end of period (including undistributed net investment income of $1,361,457 and $1,525,104, respectively)	$140,479,408	$168,322,196

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$17.63		$17.93	$15.42	$13.55	$11.46	$8.33
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.21	$0.23	$0.12	$0.13	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		2.57	3.70	1.88	2.03	3.14
Total from investment operations	$(1.31)		$2.78	$3.93	$2.00	$2.16	$3.20
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.27)	$(0.11)	$(0.13)	$(0.07)	$(0.07)
From net realized gain on investments	(2.66)		(2.81)	(1.31)	—	—	—
Total distributions declared to shareholders	$(2.85)		$(3.08)	$(1.42)	$(0.13)	$(0.07)	$(0.07)
Net asset value, end of period	$13.47		$17.63	$17.93	$15.42	$13.55	$11.46
Total return (%) (k)(s)	(8.92	)(n)	16.58	26.04	14.91	18.94	38.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.12	(a)	1.11	1.12	1.14	1.11	1.24
Net investment income	2.02	(a)	1.16	1.40	0.85	1.09	0.67
Portfolio turnover	27		56	86	80	93	89
Net assets at end of period (000 Omitted)	$112,268		$139,633	$140,242	$121,147	$120,913	$108,114

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$17.53		$17.85	$15.36	$13.50	$11.43	$8.31
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.15	$0.19	$0.08	$0.10	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.46)		2.56	3.69	1.88	2.01	3.13
Total from investment operations	$(1.32)		$2.71	$3.88	$1.96	$2.11	$3.17
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.22)	$(0.08)	$(0.10)	$(0.04)	$(0.05)
From net realized gain on investments	(2.66)		(2.81)	(1.31)	—	—	—
Total distributions declared to shareholders	$(2.82)		$(3.03)	$(1.39)	$(0.10)	$(0.04)	$(0.05)
Net asset value, end of period	$13.39		$17.53	$17.85	$15.36	$13.50	$11.43
Total return (%) (k)(s)	(9.05	)(n)	16.26	25.75	14.62	18.58	38.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.37	(a)	1.37	1.37	1.39	1.36	1.49
Net investment income	1.83	(a)	0.85	1.15	0.59	0.86	0.39
Portfolio turnover	27		56	86	80	93	89
Net assets at end of period (000 Omitted)	$28,212		$28,689	$22,979	$19,289	$18,282	$15,171

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$63,821,596	$91,278,813	$—	$155,100,409
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $13,900,316. These loans were collateralized by cash of $14,124,799 and U.S. Treasury obligations of $391,735.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the fund’s investment in passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$10,103,836
Long-term capital gain	17,202,450
Total distributions	$27,306,286

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$137,270,234
Gross appreciation	26,028,612
Gross depreciation	(8,198,437)
Net unrealized appreciation (depreciation)	$17,830,175
As of 12/31/07
Undistributed ordinary income	6,066,559
Undistributed long-term capital gain	19,398,285
Other temporary differences	(28,953)
Net unrealized appreciation (depreciation)	$35,670,176

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

13

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0252% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $557 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $40,835,978 and $53,964,306, respectively.

14

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	204,057	$3,120,826	592,082	$10,559,446
Service Class	219,883	3,500,335	372,212	6,445,439
	423,940	$6,621,161	964,294	$17,004,885
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,382,745	$20,533,757	1,418,537	$23,533,519
Service Class	334,875	4,946,105	228,376	3,772,767
	1,717,620	$25,479,862	1,646,913	$27,306,286
Shares reacquired
Initial Class	(1,172,973)	$(18,389,566)	(1,911,799)	$(33,219,473)
Service Class	(85,009)	(1,312,413)	(251,778)	(4,368,026)
	(1,257,982)	$(19,701,979)	(2,163,577)	$(37,587,499)
Net change
Initial Class	413,829	$5,265,017	98,820	$873,492
Service Class	469,749	7,134,027	348,810	5,850,180
	883,578	$12,399,044	447,630	$6,723,672

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $403 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® International Value Portfolio

(formerly International Value Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

(formerly International Value Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A., ADR	4.6%
GlaxoSmithKline PLC	3.5%
Nestle S.A.	3.5%
Royal Dutch Shell PLC, “A”	3.2%
Roche Holding AG	3.1%
Vodafone Group PLC	3.0%
Novartis AG	2.4%
ING Groep N.V.	2.1%
Telefonica S.A.	2.1%
E.ON AG	1.9%

Equity sectors
Financial Services	20.0%
Health Care	12.5%
Energy	11.4%
Utilities & Communications	11.3%
Consumer Staples	9.9%
Technology	7.5%
Leisure	6.5%
Industrial Goods & Services	5.9%
Autos & Housing	4.1%
Transportation	3.4%
Basic Materials	2.4%
Retailing	2.1%
Special Products & Services	1.6%

Country weightings
Japan	25.0%
United Kingdom	17.7%
France	10.3%
Switzerland	9.8%
Netherlands	8.6%
Germany	7.9%
South Korea	3.3%
Norway	2.9%
Spain	2.1%
Other Countries	12.4%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.03%	$1,000.00	$936.20	$4.96
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17
Service Class	Actual	1.28%	$1,000.00	$935.31	$6.16
	Hypothetical (h)	1.28%	$1,000.00	$1,018.50	$6.42

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Alcoholic Beverages – 1.7%
Heineken N.V.	114,220	$5,807,825

Apparel Manufacturers – 0.3%
Sanyo Shokai Ltd. (l)	203,400	$1,055,029

Automotive – 1.1%
Bayerische Motoren Werke AG	77,600	$3,725,414

Broadcasting – 3.6%
Fuji Television Network, Inc.	1,575	$2,376,574
Nippon Television Network Corp.	12,800	1,465,478
Societe Television Francaise 1	59,040	981,484
Vivendi S.A.	130,500	4,942,251
WPP Group PLC	268,170	2,583,672

		$12,349,459

Brokerage & Asset Managers – 1.0%
Daiwa Securities Group, Inc.	207,000	$1,905,333
Van Lanschot N.V. (l)	14,360	1,498,425

		$3,403,758

Business Services – 1.6%
Bunzl PLC	171,060	$2,228,829
USS Co. Ltd.	46,700	3,087,349

		$5,316,178

Cable TV – 0.5%
Premiere AG (a)(l)	75,885	$1,672,123

Computer Software – Systems – 1.1%
Fujitsu Ltd.	496,000	$3,686,028

Construction – 3.0%
CRH PLC	95,220	$2,772,387
Fletcher Building Ltd.	191,208	924,956
Geberit AG (l)	18,856	2,766,008
Nexity International	32,420	874,561
Sekisui Chemical Co. Ltd.	428,000	2,918,319

		$10,256,231

Consumer Goods & Services – 3.9%
Henkel KGaA, IPS	124,220	$4,934,845
Kao Corp.	218,000	5,725,751
KOSE Corp.	123,900	2,769,303

		$13,429,899

Containers – 0.9%
Brambles Ltd.	350,800	$2,936,311

Electrical Equipment – 3.6%
Legrand S.A. (l)	195,300	$4,902,541
OMRON Corp.	152,500	3,279,106
Spectris PLC	276,460	3,918,597

		$12,100,244

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 5.5%
Konica Minolta Holdings, Inc.	211,500	$3,576,362
Ricoh Co. Ltd.	194,000	3,505,484
Samsung Electronics Co. Ltd.	8,343	4,984,824
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)	400,929	4,374,135
Venture Corp. Ltd.	289,000	2,084,702

		$18,525,507

Energy – Independent – 1.0%
INPEX Holdings, Inc.	276	$3,487,905

Energy – Integrated – 9.7%
Royal Dutch Shell PLC, “A”	262,920	$10,799,878
Statoil A.S.A. (l)	173,680	6,481,387
TOTAL S.A., ADR	182,720	15,580,534

		$32,861,799

Food & Beverages – 4.3%
Binggrae Co. Ltd.	13,390	$462,099
Nestle S.A.	261,270	11,824,328
Nong Shim Co. Ltd.	10,452	2,233,184

		$14,519,611

Food & Drug Stores – 1.2%
Lawson, Inc.	81,400	$3,968,859

Forest & Paper Products – 1.0%
M-real Oyj, “B” (l)	267,160	$554,933
UPM-Kymmene Corp.	185,510	3,016,943

		$3,571,876

General Merchandise – 0.3%
Daiei, Inc. (a)(l)	174,150	$1,087,257

Insurance – 4.9%
Aviva PLC	328,890	$3,261,426
Benfield Group PLC	370,830	1,796,531
Catlin Group Ltd.	188,960	1,315,867
Euler Hermes	14,268	1,061,841
Hiscox Ltd.	389,904	1,616,650
Jardine Lloyd Thompson Group PLC	484,060	3,654,658
Muenchener Ruckvers AG	21,600	3,785,188

		$16,492,161

Leisure & Toys – 1.2%
Heiwa Corp. (l)	112,800	$1,195,711
NAMCO BANDAI Holdings, Inc. (l)	99,600	1,129,054
Sankyo Co. Ltd.	29,900	1,951,318

		$4,276,083

Machinery & Tools – 2.3%
Assa Abloy AB, “B” (l)	323,520	$4,677,571
GEA Group AG	23,270	819,443
Glory Ltd.	93,100	2,190,640

		$7,687,654

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 5.5%
Credit Agricole S.A. (l)	320,528	$6,497,529
Royal Bank of Scotland Group PLC	1,045,864	4,464,184
Sumitomo Mitsui Financial Group, Inc.	540	4,069,034
UniCredito Italiano S.p.A.	594,787	3,625,015

		$18,655,762

Metals & Mining – 0.5%
Nyrstar N.V.	88,653	$1,573,811

Natural Gas – Distribution – 1.1%
Tokyo Gas Co. Ltd.	950,000	$3,834,583

Network & Telecom – 0.9%
Nokia Oyj	124,400	$3,048,484

Oil Services – 0.7%
Fugro N.V.	26,422	$2,253,767

Other Banks & Diversified Financials – 8.3%
Bangkok Bank Public Co. Ltd.	379,800	$1,363,122
Chiba Bank Ltd.	200,000	1,403,310
Dah Sing Financial Holdings Ltd.	158,400	1,277,821
DNB Holding A.S.A. (l)	269,760	3,422,742
Hachijuni Bank Ltd.	333,000	2,160,645
ING Groep N.V.	226,630	7,164,668
Joyo Bank Ltd. (l)	315,000	1,532,890
Sapporo Hokuyo Holdings, Inc.	217	1,469,383
Shinhan Financial Group Co. Ltd.	75,390	3,408,964
Siam City Bank Public Co. Ltd. (a)	3,146,500	1,430,441
SNS REAAL Groep N.V.	65,020	1,253,545
Unione di Banche Italiane ScpA	98,257	2,297,659

		$28,185,190

Pharmaceuticals – 12.5%
Astellas Pharma, Inc.	105,800	$4,490,027
GlaxoSmithKline PLC	537,210	11,882,169
Hisamitsu Pharmaceutical Co., Inc.	90,300	3,934,418
Merck KGaA	23,110	3,282,752
Novartis AG	149,000	8,183,459
Roche Holding AG	59,120	10,625,184

		$42,398,009

Printing & Publishing – 1.2%
Reed Elsevier PLC	215,223	$2,462,607
Wolters Kluwer N.V.	64,260	1,491,215

		$3,953,822

Real Estate – 0.3%
Deutsche Wohnen AG (a)	59,890	$902,736

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.3%
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)	48,450	$1,019,040

Telecommunications – Wireless – 5.0%
KDDI Corp.	969	$5,994,851
SmarTone Telecommunications Holdings Ltd.	738,500	759,607
Vodafone Group PLC	3,431,790	10,119,654

		$16,874,112

Telephone Services – 3.3%
Royal KPN N.V.	195,560	$3,344,416
Telefonica S.A.	266,100	7,035,422
Virgin Media, Inc. (l)	61,600	838,376

		$11,218,214

Trucking – 3.4%
TNT N.V.	184,040	$6,253,619
Yamato Holdings Co. Ltd.	391,000	5,464,818

		$11,718,437

Utilities – Electric Power – 1.9%
E.ON AG (l)	32,560	$6,559,351

Total Common Stocks (Identified Cost, $349,723,027)		$334,412,529

SHORT-TERM OBLIGATIONS – 0.6%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,951,000	$1,951,000

COLLATERAL FOR SECURITIES LOANED – 10.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	33,942,544	$33,942,544

Total Investments (Identified Cost, $385,616,571)		$370,306,073

OTHER ASSETS, LESS LIABILITIES – (9.2)%		(31,153,667)

Net Assets – 100.0%		$339,152,406

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

See Notes to Financials Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $32,398,329 of securities on loan (identified cost, $385,616,571)	$370,306,073
Cash	964
Foreign currency, at value (identified cost, $1,362,528)	1,431,016
Receivable for investments sold	1,636,213
Receivable for fund shares sold	1,923,398
Interest and dividends receivable	888,257
Other assets	5,248
Total assets		$376,191,169
Liabilities
Payable for investments purchased	$2,646,044
Payable for fund shares reacquired	267,194
Collateral for securities loaned, at value	33,942,544
Payable to affiliates
Management fee	32,907
Distribution fees	6,612
Administrative services fee	898
Payable for trustees’ compensation	5,112
Accrued expenses and other liabilities	137,452
Total liabilities		$37,038,763
Net assets		$339,152,406
Net assets consist of
Paid-in capital	$342,188,978
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $6,059 deferred country tax)	(15,255,682)
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,421,033
Undistributed net investment income	6,798,077
Net assets		$339,152,406
Shares of beneficial interest outstanding		20,782,961
Initial Class shares
Net assets	$92,889,021
Shares outstanding	5,656,682
Net asset value per share		$16.42
Service Class shares
Net assets	$246,263,385
Shares outstanding	15,126,279
Net asset value per share		$16.28

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$9,370,064
Interest	527,482
Foreign taxes withheld	(998,250)
Total investment income		$8,899,296
Expenses
Management fee	$1,553,465
Distribution fees	302,790
Administrative services fee	42,351
Trustees’ compensation	18,093
Custodian fee	117,062
Shareholder communications	8,219
Auditing fees	24,901
Legal fees	2,994
Miscellaneous	13,921
Total expenses		$2,083,796
Fees paid indirectly	(403)
Net expenses		$2,083,393
Net investment income		$6,815,903
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $95,996 country tax)	$6,367,325
Foreign currency transactions	(136,570)
Net realized gain (loss) on investments and foreign currency transactions		$6,230,755
Change in unrealized appreciation (depreciation)
Investments (net of $124,568 decrease in deferred country tax)	$(35,057,675)
Translation of assets and liabilities in foreign currencies	67,553
Net unrealized gain (loss) on investments and foreign currency translation		$(34,990,122)
Net realized and unrealized gain (loss) on investments and foreign currency		$(28,759,367)
Change in net assets from operations		$(21,943,464)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment income	$6,815,903	$3,053,063
Net realized gain (loss) on investments and foreign currency transactions	6,230,755	18,936,667
Net unrealized gain (loss) on investments and foreign currency translation	(34,990,122)	(10,499,804)
Change in net assets from operations	$(21,943,464)	$11,489,926
Distributions declared to shareholders
From net investment income
Initial Class	$(918,018)	$(2,144,403)
Service Class	(2,075,620)	(767,328)
From net realized gain on investments
Initial Class	(5,480,998)	(15,977,807)
Service Class	(13,863,500)	(5,965,795)
Total distributions declared to shareholders	$(22,338,136)	$(24,855,333)
Change in net assets from fund share transactions	$41,994,580	$205,823,373
Total change in net assets	$(2,287,020)	$192,457,966
Net assets
At beginning of period	341,439,426	148,981,460
At end of period (including undistributed net investment income of $6,798,077 and $2,975,812, respectively)	$339,152,406	$341,439,426

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$18.68		$20.02	$17.39	$15.58	$12.27	$9.28
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.33	$0.39	$0.27	$0.20	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.45)		1.13	4.54	2.03	3.21	2.98
Total from investment operations	$(1.10)		$1.46	$4.93	$2.30	$3.41	$3.09
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.24)	$(0.18)	$(0.10)	$(0.10)
From net realized gain on investments	(0.99)		(2.47)	(2.06)	(0.31)	—	—
Total distributions declared to shareholders	$(1.16)		$(2.80)	$(2.30)	$(0.49)	$(0.10)	$(0.10)
Net asset value, end of period	$16.42		$18.68	$20.02	$17.39	$15.58	$12.27
Total return (%) (k)(s)	(6.38	)(n)	7.35	29.23	15.22	28.02 (v)	33.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.03	(a)	1.05	1.11	1.13	1.15	1.28
Net investment income	4.03	(a)	1.67	2.09	1.67	1.52	1.06
Portfolio turnover	19		44	55	46	65	84
Net assets at end of period (000 Omitted)	$92,889		$117,100	$134,008	$108,418	$84,996	$61,108

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$18.53		$19.92	$17.32	$15.54	$12.24	$9.27
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.16	$0.34	$0.22	$0.18	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.45)		1.24	4.53	2.02	3.20	2.98
Total from investment operations	$(1.11)		$1.40	$4.87	$2.24	$3.38	$3.05
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.21)	$(0.15)	$(0.08)	$(0.08)
From net realized gain on investments	(0.99)		(2.47)	(2.06)	(0.31)	—	—
Total distributions declared to shareholders	$(1.14)		$(2.79)	$(2.27)	$(0.46)	$(0.08)	$(0.08)
Net asset value, end of period	$16.28		$18.53	$19.92	$17.32	$15.54	$12.24
Total return (%) (k)(s)	(6.47	)(n)	7.04	28.95	14.86	27.82 (v)	33.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.28	(a)	1.30	1.36	1.39	1.40	1.53
Net investment income	3.92	(a)	0.87	1.84	1.37	1.31	0.67
Portfolio turnover	19		44	55	46	65	84
Net assets at end of period (000 Omitted)	$246,263		$224,339	$14,973	$10,994	$6,805	$4,646

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(v)	During the year ended December 31, 2004, the fund received a payment from the investment adviser to reimburse the fund for losses on investments not meeting the investment guidelines of the fund. If this loss had been incurred, the total returns would have been approximately 28.01% and 27.81% for the Initial Class and Service Class, respectively.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

11

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$158,440,789	$211,865,284	$—	$370,306,073
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the fund’s investment in passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$7,195,412
Long-term capital gain	17,659,921
Total distributions	$24,855,333

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$386,416,218
Gross appreciation	$18,663,484
Gross depreciation	(34,773,629)
Net unrealized appreciation (depreciation)	$(16,110,145)

As of 12/31/07
Undistributed ordinary income	$7,379,074
Undistributed long-term capital gain	14,943,942
Other temporary differences	(150,087)
Net unrealized appreciation (depreciation)	19,072,099

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

13

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0246% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,219 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $100,791,442 and $63,338,479, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,695	$176,396	225,865	$4,442,766
Service Class	2,368,240	41,215,324	11,033,820	208,319,338
	2,377,935	$41,391,720	11,259,685	$212,762,104
Shares issued to shareholders in reinvestment of distributions
Initial Class	360,711	$6,399,016	972,743	$18,122,210
Service Class	905,632	15,939,120	363,560	6,733,123
	1,266,343	$22,338,136	1,336,303	$24,855,333
Shares reacquired
Initial Class	(983,064)	$(17,259,354)	(1,621,370)	$(30,942,121)
Service Class	(252,412)	(4,475,922)	(44,135)	(851,943)
	(1,235,476)	$(21,735,276)	(1,665,505)	$(31,794,064)
Net change
Initial Class	(612,658)	$(10,683,942)	(422,762)	$(8,377,145)
Service Class	3,021,460	52,678,522	11,353,245	214,200,518
	2,408,802	$41,994,580	10,930,483	$205,823,373

14

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $979 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Massachusetts Investors Growth Stock Portfolio

(formerly Massachusetts Investors Growth Stock Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

(formerly Massachusetts Investors Growth Stock Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	2.7%
Google, Inc., “A”	2.6%
Oracle Corp.	2.6%
Microsoft Corp.	2.3%
Amdocs Ltd.	2.3%
Genzyme Corp.	2.3%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
PepsiCo, Inc.	2.1%
Danaher Corp.	2.1%
CVS Caremark Corp.	2.1%

Equity sectors
Technology	24.5%
Health Care	17.4%
Consumer Staples	9.7%
Energy	9.3%
Retailing	9.1%
Financial Services	7.5%
Special Products & Services	6.6%
Industrial Goods & Services	6.1%
Leisure	4.8%
Utilities & Communications	2.3%
Basic Materials	2.2%
Transportation	1.2%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.82%	$1,000.00	$904.78	$3.88
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
Service Class	Actual	1.07%	$1,000.00	$903.40	$5.06
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.7%
Aerospace – 2.1%
Precision Castparts Corp.	15,540	$1,497,585
United Technologies Corp.	92,670	5,717,739

		$7,215,324

Alcoholic Beverages – 1.5%
Diageo PLC	273,360	$5,024,670

Apparel Manufacturers – 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	69,010	$7,195,080
NIKE, Inc., “B”	80,410	4,793,240

		$11,988,320

Biotechnology – 3.3%
Genentech, Inc. (a)	27,810	$2,110,779
Genzyme Corp. (a)	105,580	7,603,872
Millipore Corp. (a)	20,330	1,379,594

		$11,094,245

Broadcasting – 2.5%
Grupo Televisa S.A., ADR	96,930	$2,289,487
News Corp., “A”	157,250	2,365,040
Omnicom Group, Inc.	82,640	3,708,883

		$8,363,410

Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	214,180	$4,399,257
Deutsche Boerse AG	22,870	2,566,977
Franklin Resources, Inc.	22,100	2,025,465

		$8,991,699

Business Services – 6.6%
Amdocs Ltd. (a)	260,020	$7,649,788
Automatic Data Processing, Inc.	82,130	3,441,247
Fidelity National Information Services, Inc.	43,900	1,620,349
Visa, Inc., “A”	42,570	3,461,367
Western Union Co.	244,860	6,052,939

		$22,225,690

Cable TV – 1.0%
Comcast Corp., “A” (l)	169,220	$3,210,103

Computer Software – 6.3%
Citrix Systems, Inc. (a)	70,850	$2,083,699
Microsoft Corp.	282,444	7,770,034
Oracle Corp. (a)	419,310	8,805,510
VeriSign, Inc. (a)	64,030	2,420,334

		$21,079,577

Computer Software – Systems – 3.2%
Apple, Inc. (a)	22,030	$3,688,703
EMC Corp. (a)	220,530	3,239,586
International Business Machines Corp.	31,550	3,739,622

		$10,667,911

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 3.5%
Colgate-Palmolive Co.	50,600	$3,496,460
Estee Lauder Cos., Inc., “A” (l)	37,860	1,758,597
Procter & Gamble Co.	105,381	6,408,219

		$11,663,276

Electrical Equipment – 4.0%
Danaher Corp.	92,290	$7,134,017
General Electric Co.	97,006	2,589,090
W.W. Grainger, Inc.	46,740	3,823,332

		$13,546,439

Electronics – 6.6%
Intel Corp.	279,080	$5,994,638
Intersil Corp., “A”	97,860	2,379,955
KLA-Tencor Corp. (l)	90,030	3,665,121
National Semiconductor Corp.	89,020	1,828,471
Samsung Electronics Co. Ltd., GDR	15,159	4,444,953
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	341,763	3,728,634

		$22,041,772

Energy – Integrated – 4.1%
Exxon Mobil Corp.	70,580	$6,220,215
Hess Corp.	23,880	3,013,417
Marathon Oil Corp.	87,810	4,554,705

		$13,788,337

Food & Beverages – 4.7%
General Mills, Inc.	52,610	$3,197,110
Nestle S.A.	120,140	5,437,190
PepsiCo, Inc.	112,590	7,159,598

		$15,793,898

Food & Drug Stores – 2.8%
CVS Caremark Corp.	179,495	$7,102,617
Walgreen Co.	68,930	2,240,914

		$9,343,531

Gaming & Lodging – 1.3%
International Game Technology	74,240	$1,854,515
Royal Caribbean Cruises Ltd. (l)	105,000	2,359,350

		$4,213,865

General Merchandise – 0.5%
Kohl’s Corp. (a)	41,930	$1,678,877

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	58,490	$1,535,363

Insurance – 0.7%
MetLife, Inc.	45,140	$2,382,038

Internet – 3.4%
eBay, Inc. (a)	93,920	$2,566,834
Google, Inc., “A” (a)	16,870	8,880,705

		$11,447,539

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 3.1%
Bank of New York Mellon Corp.	90,284	$3,415,444
State Street Corp.	109,090	6,980,669

		$10,396,113

Medical & Health Technology & Services – 1.2%
Cardinal Health, Inc.	37,620	$1,940,440
VCA Antech, Inc. (a)	77,170	2,143,783

		$4,084,223

Medical Equipment – 4.8%
Advanced Medical Optics, Inc. (a)(l)	141,660	$2,654,708
Medtronic, Inc.	109,110	5,646,443
ResMed, Inc. (a)(l)	68,590	2,451,407
Stryker Corp.	41,580	2,614,550
Zimmer Holdings, Inc. (a)	42,570	2,896,889

		$16,263,997

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	29,420	$2,506,290

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)	394,177	$9,168,557
Juniper Networks, Inc. (a)	91,260	2,024,147
QUALCOMM, Inc.	40,640	1,803,197
Research in Motion Ltd. (a)	15,420	1,802,598

		$14,798,499

Oil Services – 5.2%
Halliburton Co.	125,480	$6,659,224
Noble Corp.	55,090	3,578,646
Schlumberger Ltd.	24,130	2,592,286
Weatherford International Ltd. (a)	95,140	4,717,993

		$17,548,149

Other Banks & Diversified Financials – 1.0%
American Express Co.	87,510	$3,296,502

Personal Computers & Peripherals – 0.6%
Network Appliance, Inc. (a)	94,260	$2,041,672

Pharmaceuticals – 7.6%
Allergan, Inc.	68,170	$3,548,249
Johnson & Johnson	109,110	7,020,137
Merck KGaA	24,570	3,490,143
Roche Holding AG	28,270	5,080,750
Wyeth	134,570	6,453,977

		$25,593,256

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.5%
Praxair, Inc.	52,630	$4,959,851

Specialty Stores – 2.2%
Lowe’s Cos., Inc.	89,330	$1,853,598
Nordstrom, Inc. (l)	91,560	2,774,268
Staples, Inc.	117,330	2,786,588

		$7,414,454

Telecommunications – Wireless – 2.3%
America Movil S.A.B. de C.V., “L”, ADR	97,690	$5,153,148
Rogers Communications, Inc., “B”	69,800	2,698,468

		$7,851,616

Trucking – 1.2%
FedEx Corp.	24,920	$1,963,447
United Parcel Service, Inc., “B”	35,510	2,182,800

		$4,146,247

Total Common Stocks (Identified Cost, $349,157,695)		$338,196,753

COLLATERAL FOR SECURITIES LOANED – 3.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	12,272,555	$12,272,555

Total Investments (Identified Cost, $361,430,250)		$350,469,308

OTHER ASSETS, LESS LIABILITIES – (4.3)%		(14,468,996)

Net Assets – 100.0%		$336,000,312

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $13,133,330 of securities on loan (identified cost, $361,430,250)	$350,469,308
Receivable for fund shares sold	28,459
Interest and dividends receivable	210,138
Receivable from investment adviser	9,621
Other assets	4,860
Total assets		$350,722,386
Liabilities
Payable to custodian	$1,870,447
Payable for fund shares reacquired	449,253
Collateral for securities loaned, at value (c)	12,272,555
Payable to affiliates
Management fee	27,657
Distribution fees	2,638
Administrative services fee	906
Payable for trustees’ compensation	7,949
Accrued expenses and other liabilities	90,669
Total liabilities		$14,722,074
Net assets		$336,000,312
Net assets consist of
Paid-in capital	$726,792,477
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(10,961,850)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(380,886,127)
Undistributed net investment income	1,055,812
Net assets		$336,000,312
Shares of beneficial interest outstanding		32,002,663
Initial Class shares
Net assets	$239,946,741
Shares outstanding	22,805,258
Net asset value per share		$10.52
Service Class shares
Net assets	$96,053,571
Shares outstanding	9,197,405
Net asset value per share		$10.44

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$2,718,318
Interest	138,314
Foreign taxes withheld	(143,181)
Total investment income		$2,713,451
Expenses
Management fee	$1,391,041
Distribution fees	130,439
Administrative services fee	45,526
Trustees’ compensation	22,390
Custodian fee	49,133
Shareholder communications	17,353
Auditing fees	22,317
Legal fees	2,892
Miscellaneous	20,869
Total expenses		$1,701,960
Fees paid indirectly	(1,734)
Reduction of expenses by investment adviser	(47,640)
Net expenses		$1,652,586
Net investment income		$1,060,865
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,059,227
Foreign currency transactions	(10,482)
Net realized gain (loss) on investments and foreign currency transactions		$3,048,745
Change in unrealized appreciation (depreciation)
Investments	$(43,137,723)
Translation of assets and liabilities in foreign currencies	(924)
Net unrealized gain (loss) on investments and foreign currency translation		$(43,138,647)
Net realized and unrealized gain (loss) on investments and foreign currency		$(40,089,902)
Change in net assets from operations		$(39,029,037)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$1,060,865	$1,781,176
Net realized gain (loss) on investments and foreign currency transactions	3,048,745	47,761,500
Net unrealized gain (loss) on investments and foreign currency translation	(43,138,647)	(2,694,881)
Change in net assets from operations	$(39,029,037)	$46,847,795
Distributions declared to shareholders
From net investment income
Initial Class	$(1,460,223)	$(1,191,441)
Service Class	(312,694)	(118,578)
Total distributions declared to shareholders	$(1,772,917)	$(1,310,019)
Change in net assets from fund share transactions	$(51,729,843)	$(42,085,103)
Total change in net assets	$(92,531,797)	$3,452,673
Net assets
At beginning of period	428,532,109	425,079,436
At end of period (including undistributed net investment income of $1,055,812 and $1,767,864, respectively)	$336,000,312	$428,532,109

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004		2003

Net asset value, beginning of period	$11.69		$10.52	$9.78	$9.42	$8.60		$6.97
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05	$0.03	$0.01	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.15)		1.16	0.72	0.40	0.79		1.62
Total from investment operations	$(1.11)		$1.21	$0.75	$0.41	$0.83		$1.63
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.04)	$(0.01)	$(0.05)	$(0.01)		$—
Net asset value, end of period	$10.52		$11.69	$10.52	$9.78	$9.42		$8.60
Total return (%) (k)(r)(s)	(9.52	)(n)	11.53	7.67	4.37	9.61	(b)	23.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.82	0.85	0.83		0.83
Expenses after expense reductions (f)	0.82	(a)	0.83	N/A	N/A	N/A		N/A
Net investment income	0.64	(a)	0.48	0.34	0.12	0.47		0.09
Portfolio turnover	15		62	72	136	139		265
Net assets at end of period (000 Omitted)	$239,947		$309,208	$336,383	$395,782	$468,181		$504,123

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004		2003

Net asset value, beginning of period	$11.59		$10.43	$9.71	$9.35	$8.55		$6.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.01	$(0.01)	$0.02		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.14)		1.15	0.71	0.40	0.78		1.60
Total from investment operations	$(1.12)		$1.17	$0.72	$0.39	$0.80		$1.59
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.01)	$—	$(0.03)	$—		$—
Net asset value, end of period	$10.44		$11.59	$10.43	$9.71	$9.35		$8.55
Total return (%) (k)(r)(s)	(9.66	)(n)	11.26	7.42	4.15	9.36	(b)	22.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.09	1.07	1.10	1.08		1.08
Expenses after expense reductions (f)	1.07	(a)	1.08	N/A	N/A	N/A		N/A
Net investment income (loss)	0.39	(a)	0.19	0.09	(0.13)	0.25		(0.16)
Portfolio turnover	15		62	72	136	139		265
Net assets at end of period (000 Omitted)	$96,054		$119,324	$88,696	$89,314	$87,243		$73,697

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2004 would have been lower by 0.13%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$310,394,181	$40,075,127	$—	$350,469,308
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008 the value of securities loaned was $13,133,330. These loans were collateralized by cash of $12,272,555 and U.S. Treasury obligations of $1,175,485.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$1,310,019

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$364,702,925
Gross appreciation	18,839,594
Gross depreciation	(33,073,211)
Net unrealized appreciation (depreciation)	$(14,233,617)

As of 12/31/07
Undistributed ordinary income	1,767,864
Capital loss carryforwards	(380,655,872)
Other temporary differences	(6,309)
Net unrealized appreciation (depreciation)	28,904,106

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/08	$(185,258,709)
12/31/09	$(193,134,430)
12/31/10	(2,262,733)
$(380,655,872)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007, in connection with the fund’s acquisition of all the assets and liabilities of Strategic Growth Series, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

13

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual operating expenses do not exceed 0.82% annually of average daily net assets for the Initial Class shares and 1.07% annually of average daily net assets for the Service Class shares. This written agreement will continue through June 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $47,640 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing directly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0246% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,393 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $55,448,263 and $101,148,317, respectively.

14

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	47,196	$516,663	260,832	$2,982,601
Service Class	217,606	2,269,925	305,897	3,242,891
	264,802	$2,786,588	566,729	$6,225,492
Shares issued in connection with acquisition of Strategic Growth Series
Initial Class			2,598,220	$29,132,978
Service Class			3,576,586	39,797,947
			6,174,806	$68,930,925
Shares issued to shareholders in reinvestment of distributions
Initial Class	127,419	$1,460,223	106,664	$1,191,441
Service Class	27,502	312,694	10,692	118,578
	154,921	$1,772,917	117,356	$1,310,019
Shares reacquired
Initial Class	(3,819,740)	$(41,764,255)	(8,488,648)	$(94,925,383)
Service Class	(1,343,976)	(14,525,093)	(2,100,736)	(23,626,156)
	(5,163,716)	$(56,289,348)	(10,589,384)	$(118,551,539)
Net change
Initial Class	(3,645,125)	$(39,787,369)	(5,522,932)	$(61,618,363)
Service Class	(1,098,868)	(11,942,474)	1,792,439	19,533,260
	(4,743,993)	$(51,729,843)	(3,730,493)	$(42,085,103)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $984 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Acquisitions

At close of business on June 22, 2007, the MFS Massachusetts Investors Growth Stock Portfolio (the “fund”) acquired all of the assets and liabilities of Strategic Growth Series. The acquisition was accomplished by a tax-free exchange of 6,174,806 shares of the fund (valued at $68,930,925) for all of the assets and liabilities of Strategic Growth Series. Strategic Growth Series then distributed the shares of the fund that the Strategic Growth Series received from the fund to its shareholders. Strategic Growth Series’ net assets on that date were $68,930,925, including $7,565,896 of unrealized appreciation, $815 of accumulated net investment loss, and $39,999,752 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $475,382,849.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio
(formerly Mid Cap Growth Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
MCS-SEM

MFS® MID CAP GROWTH PORTFOLIO

(formerly Mid Cap Growth Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Noble Corp.	3.0%
Cleveland-Cliffs, Inc.	2.7%
Nuance Communications, Inc.	2.6%
Allergan, Inc.	2.1%
Williams Cos., Inc.	2.1%
Eaton Corp.	2.0%
Cameron International Corp.	2.0%
Synopsys, Inc.	1.9%
Flextronics International Ltd.	1.9%
TETRA Technologies, Inc.	1.9%

Equity sectors
Energy	16.6%
Technology	16.5%
Health Care	12.9%
Industrial Goods & Services	9.3%
Financial Services	7.9%
Basic Materials	7.0%
Retailing	6.3%
Utilities & Communications	6.3%
Special Products & Services	5.1%
Leisure	5.1%
Consumer Staples	3.7%
Transportation	1.4%
Autos & Housing	1.4%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.93%	$1,000.00	$930.06	$4.46
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67
Service Class	Actual	1.18%	$1,000.00	$927.60	$5.66
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 0.5%
Goodrich Corp.	5,960	$282,863

Airlines – 0.5%
Copa Holdings S.A., “A”	11,570	$325,811

Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	13,120	$712,810

Apparel Manufacturers – 1.5%
Phillips-Van Heusen Corp.	18,510	$677,836
Quiksilver, Inc. (a)	20,540	201,703

		$879,539

Automotive – 1.4%
Autoliv, Inc. (l)	7,660	$357,109
BorgWarner Transmission Systems, Inc. (l)	5,390	239,208
Goodyear Tire & Rubber Co. (a)	15,420	274,939

		$871,256

Biotechnology – 2.4%
Cubist Pharmaceuticals, Inc. (a)(l)	19,570	$349,520
Genzyme Corp. (a)	10,720	772,054
Invitrogen Corp. (a)(l)	9,000	353,340

		$1,474,914

Brokerage & Asset Managers – 2.0%
Affiliated Managers Group, Inc. (a)(l)	4,790	$431,387
CME Group, Inc. (l)	620	237,578
Invesco Ltd.	9,600	230,208
TD AMERITRADE Holding Corp. (a)(l)	15,640	282,928

		$1,182,101

Business Services – 3.8%
Amdocs Ltd. (a)	27,930	$821,701
MasterCard, Inc., “A” (l)	1,070	284,106
Satyam Computer Services Ltd., ADR (l)	39,720	973,934
Visa, Inc., “A”	2,700	219,537

		$2,299,278

Cable TV – 0.5%
Dish Network Corp., “A” (a)(l)	10,560	$309,197

Chemicals – 1.7%
Intrepid Potash, Inc. (a)	6,240	$410,467
PPG Industries, Inc. (l)	11,230	644,265

		$1,054,732

Computer Software – 7.5%
Akamai Technologies, Inc. (a)(l)	8,620	$299,890
McAfee, Inc. (a)	10,780	366,843
MicroStrategy, Inc., “A” (a)	8,700	563,325
Salesforce.com, Inc. (a)(l)	14,930	1,018,674
Synopsys, Inc. (a)	48,840	1,167,764
VeriSign, Inc. (a)	29,870	1,129,086

		$4,545,582

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 1.3%
New Oriental Education & Technology Group, Inc., ADR (a)	5,400	$315,468
Priceline.com, Inc. (a)(l)	3,970	458,376

		$773,844

Electrical Equipment – 1.9%
Baldor Electric Co. (l)	8,500	$297,330
Rockwell Automation, Inc.	8,540	373,454
WESCO International, Inc. (a)(l)	12,350	494,494

		$1,165,278

Electronics – 5.9%
First Solar, Inc. (a)(l)	1,360	$371,035
Flextronics International Ltd. (a)	123,270	1,158,738
Hittite Microwave Corp. (a)(l)	6,730	239,723
Intersil Corp., “A” (l)	26,840	652,749
MEMC Electronic Materials, Inc. (a)	8,590	528,629
National Semiconductor Corp. (l)	29,900	614,146

		$3,565,020

Energy – Independent – 2.7%
CONSOL Energy, Inc.	10,090	$1,133,813
Peabody Energy Corp.	3,810	335,471
Tesoro Corp. (l)	7,700	152,229

		$1,621,513

Energy – Integrated – 2.4%
Hess Corp.	5,960	$752,092
Marathon Oil Corp.	6,300	326,781
Murphy Oil Corp.	3,600	352,980

		$1,431,853

Engineering – Construction – 0.9%
Fluor Corp.	2,920	$543,354

Food & Beverages – 0.7%
General Mills, Inc.	6,930	$421,136

Gaming & Lodging – 1.1%
International Game Technology (l)	26,050	$650,729

General Merchandise – 1.8%
Family Dollar Stores, Inc. (l)	31,900	$636,086
Kohl’s Corp. (a)	7,100	284,284
Stage Stores, Inc.	15,500	180,885

		$1,101,255

Health Maintenance Organizations – 2.5%
CIGNA Corp.	25,390	$898,552
Coventry Health Care, Inc. (a)(l)	19,350	588,627

		$1,487,179

Insurance – 2.4%
Aspen Insurance Holdings Ltd. (l)	14,360	$339,901
Genworth Financial, Inc., “A”	38,200	680,342
Max Capital Group Ltd. (l)	21,280	453,902

		$1,474,145

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 1.9%
Activision, Inc. (a)	7,600	$258,932
Electronic Arts, Inc. (a)	19,540	868,162

		$1,127,094

Machinery & Tools – 6.0%
Cummins, Inc.	16,870	$1,105,322
Eaton Corp.	14,150	1,202,326
Kennametal, Inc.	8,620	280,581
Timken Co.	31,960	1,052,762

		$3,640,991

Major Banks – 0.8%
UnionBanCal Corp. (l)	11,870	$479,785

Medical & Health Technology & Services – 0.9%
Express Scripts, Inc. (a)	4,260	$267,187
Patterson Cos., Inc. (a)	8,670	254,811

		$521,998

Medical Equipment – 3.3%
Advanced Medical Optics, Inc. (a)(l)	23,280	$436,267
St. Jude Medical, Inc. (a)	14,140	578,043
Zimmer Holdings, Inc. (a)	14,210	966,991

		$1,981,301

Metals & Mining – 4.3%
Century Aluminum Co. (a)(l)	5,790	$384,977
Cleveland-Cliffs, Inc. (l)	13,720	1,635,287
United States Steel Corp. (l)	3,200	591,296

		$2,611,560

Natural Gas – Distribution – 1.1%
Questar Corp. (l)	9,440	$670,618

Natural Gas – Pipeline – 3.2%
El Paso Corp. (l)	31,980	$695,245
Williams Cos., Inc.	31,310	1,262,106

		$1,957,351

Network & Telecom – 0.5%
Juniper Networks, Inc. (a)(l)	14,260	$316,287

Oil Services – 11.5%
Cameron International Corp. (a)(l)	21,430	$1,186,151
ENSCO International, Inc. (l)	5,960	481,210
Helix Energy Solutions Group, Inc. (a)(l)	7,500	312,300
National Oilwell Varco, Inc. (a)	10,570	937,770
Noble Corp.	27,760	1,803,290
Pride International, Inc. (a)	23,000	1,087,670
TETRA Technologies, Inc. (a)	48,190	1,142,585

		$6,950,976

Other Banks & Diversified Financials – 1.8%
East West Bancorp, Inc. (l)	30,000	$211,800
Northern Trust Corp.	6,250	428,563
Sovereign Bancorp, Inc.	57,800	425,408

		$1,065,771

Personal Computers & Peripherals – 2.6%
Nuance Communications, Inc. (a)(l)	99,460	$1,558,538

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.8%
Allergan, Inc. (l)	24,640	$1,282,512
Endo Pharmaceuticals Holdings, Inc. (a)	13,730	332,129
Sepracor, Inc. (a)(l)	12,760	254,179
United Therapeutics Corp. (a)	4,360	426,190

		$2,295,010

Railroad & Shipping – 0.9%
Kirby Corp. (a)	11,650	$559,200

Real Estate – 0.9%
Kilroy Realty Corp., REIT	6,100	$286,883
Mack-Cali Realty Corp., REIT	6,770	231,331

		$518,214

Restaurants – 1.6%
Panera Bread Co., “A” (a)(l)	4,230	$195,680
Red Robin Gourmet Burgers, Inc. (a)(l)	7,000	194,180
YUM! Brands, Inc. (l)	15,910	558,282

		$948,142

Specialty Chemicals – 1.0%
Airgas, Inc.	10,210	$596,162

Specialty Stores – 3.0%
Advance Auto Parts, Inc.	8,180	$317,629
Ethan Allen Interiors, Inc. (l)	10,860	267,156
O’Reilly Automotive, Inc. (a)(l)	9,860	220,371
Pier 1 Imports, Inc. (a)(l)	56,690	195,014
Ross Stores, Inc.	11,020	391,430
Tiffany & Co. (l)	4,200	171,150
TJX Cos., Inc.	8,590	270,327

		$1,833,077

Telephone Services – 0.8%
Embarq Corp. (l)	9,770	$461,828

Tobacco – 1.8%
Lorillard, Inc. (a)	15,650	$1,082,354

Utilities – Electric Power – 1.2%
NRG Energy, Inc. (a)(l)	16,640	$713,856

Total Common Stocks (Identified Cost, $59,962,342)		$60,063,502

COLLATERAL FOR SECURITIES LOANED – 22.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	13,727,605	$13,727,605

SHORT-TERM OBLIGATIONS – 0.8%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$471,000	$471,000

Total Investments (Identified Cost, $74,160,947)		$74,262,107

OTHER ASSETS, LESS LIABILITIES – (23.1)%		(13,924,838)

Net Assets – 100.0%		$60,337,269

5

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $13,779,944 of securities on loan (identified cost, $74,160,947)	$74,262,107
Cash	151
Receivable for investments sold	920,368
Interest and dividends receivable	36,982
Other assets	951
Total assets		$75,220,559
Liabilities
Payable for investments purchased	$475,391
Payable for fund shares reacquired	635,680
Collateral for securities loaned, at value (c)	13,727,605
Payable to affiliates
Management fee	5,015
Distribution fees	732
Administrative services fee	178
Payable for trustees’ compensation	1,443
Accrued expenses and other liabilities	37,246
Total liabilities		$14,883,290
Net assets		$60,337,269
Net assets consist of
Paid-in capital	$76,133,010
Unrealized appreciation (depreciation) on investments	101,160
Accumulated net realized gain (loss) on investments	(15,905,000)
Undistributed net investment income	8,099
Net assets		$60,337,269
Shares of beneficial interest outstanding		9,720,554
Initial Class shares
Net assets	$34,112,877
Shares outstanding	5,459,325
Net asset value per share		$6.25
Service Class shares
Net assets	$26,224,392
Shares outstanding	4,261,229
Net asset value per share		$6.15

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$293,011
Income on securities loaned	49,475
Interest	8,681
Total investment income		$351,167
Expenses
Management fee	$248,745
Distribution fees	35,784
Administrative services fee	8,780
Trustees’ compensation	4,073
Custodian fee	10,592
Shareholder communications	5,407
Auditing fees	20,119
Legal fees	2,994
Miscellaneous	6,960
Total expenses		$343,454
Fees paid indirectly	(386)
Net expenses		$343,068
Net investment income		$8,099
Realized and unrealized gain (loss) on investments
Investment transactions	$1,431,869
Change in unrealized appreciation (depreciation) on investments	$(6,910,789)
Net realized and unrealized gain (loss) on investments		$(5,478,920)
Change in net assets from operations		$(5,470,821)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income (loss)	$8,099	$(192,276)
Net realized gain (loss) on investments	1,431,869	9,551,575
Net unrealized gain (loss) on investments	(6,910,789)	(943,630)
Change in net assets from operations	$(5,470,821)	$8,415,669
Distributions declared to shareholders
From net investment income
Initial Class	$—	$(19,627)
Change in net assets from fund share transactions	$(12,055,187)	$(20,681,464)
Total change in net assets	$(17,526,008)	$(12,285,422)
Net assets
At beginning of period	77,863,277	90,148,699
At end of period (including undistributed net investment income of $8,099 and $0, respectively)	$60,337,269	$77,863,277

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007		2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.72		$6.12		$5.98	$5.80	$5.06	$3.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00		$(0.01)		$0.01	$(0.02)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		0.61		0.13	0.20	0.77	1.41
Total from investment operations	$(0.47)		$0.60		$0.14	$0.18	$0.74	$1.39
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$—	$—
Net asset value, end of period	$6.25		$6.72		$6.12	$5.98	$5.80	$5.06
Total return (%) (k)(r)(s)	(6.99	)(n)	9.84		2.34	3.10	14.62	37.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.88		0.93	0.89	0.85	0.90
Expenses after expense reductions (f)	N/A		N/A		0.91	N/A	N/A	N/A
Net investment income (loss)	0.13	(a)	(0.12)		0.11	(0.40)	(0.56)	(0.46)
Portfolio turnover	43		80		139	81	84	90
Net assets at end of period (000 Omitted)	$34,113		$44,944		$53,504	$68,637	$83,899	$76,159

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.63		$6.05	$5.92	$5.76	$5.04	$3.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)		$(0.02)	$(0.01)	$(0.04)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		0.60	0.14	0.20	0.76	1.40
Total from investment operations	$(0.48)		$0.58	$0.13	$0.16	$0.72	$1.37
Net asset value, end of period	$6.15		$6.63	$6.05	$5.92	$5.76	$5.04
Total return (%) (k)(r)(s)	(7.24	)(n)	9.59	2.20	2.78	14.29	37.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.13	1.18	1.15	1.10	1.15
Expenses after expense reductions (f)	N/A		N/A	1.16	N/A	N/A	N/A
Net investment loss	(0.12	)(a)	(0.37)	(0.11)	(0.65)	(0.81)	(0.72)
Portfolio turnover	43		80	139	81	84	90
Net assets at end of period (000 Omitted)	$26,224		$32,919	$36,645	$41,713	$45,443	$37,081

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

12

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$60,063,502	$14,198,605	$—	$74,262,107
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $13,779,944. These loans were collateralized by cash of $13,727,605 and U.S. Treasury obligations of $391,324.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

13

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$19,627(1)

(1)	Included in distributions from ordinary income is $516 in excess of investment company taxable income.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$74,172,730
Gross appreciation	7,591,010
Gross depreciation	(7,501,633)
Net unrealized appreciation (depreciation)	$89,377

As of 12/31/07
Capital loss carryforwards	$(17,325,087)
Net unrealized appreciation (depreciation)	7,000,167

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(17,325,087)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% for average daily net assets in excess of $2.5 billion. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

14

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0265% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $249 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $28,234,385 and $39,893,672, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	51,135	$328,285	389,149	$2,594,560
Service Class	107,644	639,529	149,937	981,054
	158,779	$967,814	539,086	$3,575,614
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,899	$19,627
	—	$—	2,899	$19,627
Shares reacquired
Initial Class	(1,277,206)	$(7,997,517)	(2,445,271)	$(16,132,853)
Service Class	(812,072)	(5,025,484)	(1,240,919)	(8,143,852)
	(2,089,278)	$(13,023,001)	(3,686,190)	$(24,276,705)
Net change
Initial Class	(1,226,071)	$(7,669,232)	(2,053,223)	$(13,518,666)
Service Class	(704,428)	(4,385,955)	(1,090,982)	(7,162,798)
	(1,930,499)	$(12,055,187)	(3,144,205)	$(20,681,464)

15

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $175 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios - VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Mid Cap Value Portfolio
(formerly Mid Cap Value Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08

MVS-SEM

MFS® MID CAP VALUE PORTFOLIO

(formerly Mid Cap Value Series)

CONTACT INFORMATION	BACK COVER

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
El Paso Corp.	3.2%
Eaton Corp.	2.8%
Questar Corp.	2.8%
Timken Co.	2.8%
Williams Cos., Inc.	2.7%
Embarq Corp.	2.4%
NRG Energy, Inc.	2.3%
Western Digital Corp.	2.3%
PG&E Corp.	2.1%
Pepco Holdings, Inc.	2.0%

Equity sectors
Financial Services	23.7%
Utilities & Communications	21.8%
Industrial Goods & Services	9.2%
Technology	7.2%
Basic Materials	6.7%
Health Care	6.2%
Leisure	5.5%
Autos & Housing	5.1%
Consumer Staples	4.2%
Retailing	3.8%
Energy	3.5%
Special Products & Services	2.0%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.00%	$1,000.00	$914.57	$4.76
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
Service Class	Actual	1.25%	$1,000.00	$912.62	$5.94
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Apparel Manufacturers – 0.8%
Coach, Inc. (a)	4,680	$135,158

Automotive – 1.3%
Autoliv, Inc.	4,050	$188,811
Goodyear Tire & Rubber Co. (a)	2,920	52,064

		$240,875

Biotechnology – 0.7%
Invitrogen Corp. (a)	3,420	$134,269

Brokerage & Asset Managers – 1.6%
Invesco Ltd.	7,700	$184,646
TD AMERITRADE Holding Corp. (a)	5,380	97,324

		$281,970

Business Services – 1.7%
Fidelity National Information Services, Inc.	4,180	$154,284
Western Union Co.	6,390	157,961

		$312,245

Cable TV – 0.4%
Liberty Global, Inc., “A” (a)	2,010	$63,174

Chemicals – 2.0%
PPG Industries, Inc.	6,220	$356,841

Computer Software – 1.2%
Parametric Technology Corp. (a)	8,770	$146,196
Synopsys, Inc. (a)	2,940	70,295

		$216,491

Construction – 2.9%
Masco Corp.	8,760	$137,795
NVR, Inc. (a)	650	325,052
Sherwin-Williams Co.	1,360	62,465

		$525,312

Electrical Equipment – 1.2%
WESCO International, Inc. (a)	5,180	$207,407

Electronics – 2.0%
Intersil Corp., “A”	9,890	$240,525
National Semiconductor Corp.	3,880	79,695
SanDisk Corp. (a)	2,590	48,433

		$368,653

Energy – Independent – 0.8%
Stone Energy Corp. (a)	990	$65,251
W&T Offshore, Inc.	1,350	78,989

		$144,240

Energy – Integrated – 1.5%
Hess Corp.	2,120	$267,523

Entertainment – 0.3%
Regal Entertainment Group, “A”	3,500	$53,480

Food & Beverages – 2.2%
Coca-Cola Enterprises, Inc.	1,790	$30,967
Dean Foods Co. (a)	2,920	57,290

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
J.M. Smucker Co.	700	$28,448
Pepsi Bottling Group, Inc.	9,830	274,454

		$391,159

Food & Drug Stores – 0.6%
Longs Drug Stores Corp.	2,740	$115,381

Furniture & Appliances – 0.9%
Tupperware Brands Corp.	4,680	$160,150

Gaming & Lodging – 1.3%
Royal Caribbean Cruises Ltd.	10,270	$230,767

General Merchandise – 0.9%
Macy’s, Inc.	8,260	$160,409

Health Maintenance Organizations – 1.2%
AMERIGROUP Corp. (a)	3,090	$64,272
CIGNA Corp.	4,310	152,531

		$216,803

Insurance – 10.2%
Ace Ltd.	1,230	$67,761
Allied World Assurance Co. Holdings Ltd.	4,640	183,837
Aspen Insurance Holdings Ltd.	13,750	325,463
Employers Holdings, Inc.	1,090	22,563
Endurance Specialty Holdings Ltd.	9,090	279,881
Genworth Financial, Inc., “A”	18,790	334,650
IPC Holdings Ltd.	1,680	44,604
Max Capital Group Ltd.	3,550	75,722
PartnerRe Ltd.	1,730	119,595
Protective Life Corp.	3,500	133,175
RenaissanceRe Holdings Ltd.	1,020	45,563
W.R. Berkley Corp.	4,640	112,102
XL Capital Ltd., “A”	1,770	36,391
Zenith National Insurance Corp.	1,670	58,717

		$1,840,024

Leisure & Toys – 1.2%
Hasbro, Inc.	3,950	$141,094
Scientific Games Corp. (a)	2,460	72,865

		$213,959

Machinery & Tools – 6.6%
Eaton Corp.	5,870	$498,774
Kennametal, Inc.	3,700	120,435
Timken Co.	15,120	498,053
Trinity Industries, Inc.	2,260	78,399

		$1,195,661

Major Banks – 1.3%
PNC Financial Services Group, Inc.	1,560	$89,076
UnionBanCal Corp.	3,650	147,533

		$236,609

Medical & Health Technology & Services – 2.7%
AmerisourceBergen Corp.	3,150	$125,969
HealthSouth Corp. (a)	1,980	32,927
Omnicare, Inc.	12,370	324,341

		$483,237

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 1.2%
Cooper Cos., Inc.	4,730	$175,720
Hill-Rom Holdings, Inc.	1,660	44,787

		$220,507

Metals & Mining – 3.0%
Allegheny Technologies, Inc.	1,760	$104,333
Freeport-McMoRan Copper & Gold, Inc.	2,070	242,583
United States Steel Corp.	1,090	201,410

		$548,326

Natural Gas – Distribution – 4.0%
Energen Corp.	2,940	$229,408
Questar Corp.	7,020	498,701

		$728,109

Natural Gas – Pipeline – 5.8%
El Paso Corp.	26,280	$571,327
Williams Cos., Inc.	11,910	480,092

		$1,051,419

Network & Telecom – 1.5%
QLogic Corp. (a)	18,340	$267,581

Oil Services – 1.2%
Helix Energy Solutions Group, Inc. (a)	2,000	$83,280
Pride International, Inc. (a)	2,660	125,791

		$209,071

Other Banks & Diversified Financials – 4.7%
American Capital Strategies Ltd.	2,620	$62,277
East West Bancorp, Inc.	10,030	70,812
Hertz Global Holdings, Inc. (a)	2,930	28,128
Marshall & Ilsley Corp.	1,678	25,724
New York Community Bancorp, Inc.	11,890	212,118
Northern Trust Corp.	1,480	101,484
Sovereign Bancorp, Inc.	18,340	134,982
TCF Financial Corp.	17,510	210,645

		$846,170

Personal Computers & Peripherals – 2.5%
NetApp, Inc. (a)	1,700	$36,822
Western Digital Corp. (a)	11,740	405,382

		$442,204

Pharmaceuticals – 0.4%
Medicis Pharmaceutical Corp., “A”	3,060	$63,587

Pollution Control – 1.4%
Allied Waste Industries, Inc. (a)	20,270	$255,807

Printing & Publishing – 0.4%
Washington Post Co., “B”	130	$76,297

Real Estate – 5.9%
Apartment Investment & Management, “A”, REIT	3,960	$134,878
BRE Properties, Inc., REIT	2,280	98,678
Equity Residential, REIT	8,770	335,628
Host Hotels & Resorts, Inc., REIT	12,100	165,165
Kilroy Realty Corp., REIT	1,240	58,317

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mack-Cali Realty Corp., REIT	4,230	$144,539
Maguire Properties, Inc., REIT	2,470	30,060
Taubman Centers, Inc., REIT	1,800	87,570

		$1,054,835

Restaurants – 1.9%
Darden Restaurants, Inc.	10,550	$336,967

Special Products & Services – 0.3%
Olin Corp.	2,070	$54,193

Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	1,370	$135,438
Airgas, Inc.	2,790	162,908

		$298,346

Specialty Stores – 1.5%
Advance Auto Parts, Inc.	5,960	$231,427
AnnTaylor Stores Corp. (a)	1,690	40,492

		$271,919

Telephone Services – 3.6%
Embarq Corp.	9,060	$428,266
Qwest Communications International, Inc.	38,310	150,558
Virgin Media, Inc.	5,260	71,589

		$650,413

Tobacco – 2.0%
Lorillard, Inc. (a)	5,170	$357,557

Utilities – Electric Power – 8.4%
American Electric Power Co., Inc.	1,830	$73,621
CMS Energy Corp.	2,340	34,866
DPL, Inc.	2,080	54,870
Edison International	1,000	51,380
FPL Group, Inc.	2,010	131,816
NRG Energy, Inc. (a)	9,840	422,136
Pepco Holdings, Inc.	14,180	363,717
PG&E Corp.	9,500	377,056

		$1,509,462

Total Common Stocks (Identified Cost, $18,479,734)		$17,794,567

SHORT-TERM OBLIGATIONS – 0.0%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$2,000	$2,000

Total Investments (Identified Cost, $18,481,734)		$17,796,567

OTHER ASSETS, LESS LIABILITIES – 1.1%		194,259

Net Assets – 100.0%		$17,990,826

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $18,481,734)	$17,796,567
Cash	719
Receivable for investments sold	492,660
Dividends receivable	22,692
Receivable from investment adviser	4,731
Other assets	435
Total assets		$18,317,804
Liabilities
Payable for investments purchased	$139,400
Payable for fund shares reacquired	157,362
Payable to affiliates
Management fee	1,495
Distribution fees	497
Administrative services fee	109
Payable for trustees’ compensation	408
Accrued expenses and other liabilities	27,707
Total liabilities		$326,978
Net assets		$17,990,826
Net assets consist of
Paid-in capital	$18,901,605
Unrealized appreciation (depreciation) on investments	(685,167)
Accumulated distributions in excess of net realized gain on investments	(301,955)
Undistributed net investment income	76,343
Net assets		$17,990,826
Shares of beneficial interest outstanding		2,029,861
Initial Class shares
Net assets	$32,108
Shares outstanding	3,589
Net asset value per share		$8.95
Service Class shares
Net assets	$17,958,718
Shares outstanding	2,026,272
Net asset value per share		$8.86

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$196,688
Interest	2,993
Total investment income		$199,681
Expenses
Management fee	$73,359
Distribution fees	24,426
Administrative services fee	4,972
Trustee’s compensation	1,173
Custodian fee	6,708
Shareholder communications	3,804
Auditing fees	21,479
Legal fees	2,994
Miscellaneous	5,616
Total expenses		$144,531
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(22,180)
Net expenses		$122,339
Net investment income		$77,342
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) on investment transactions	$154,875
Change in unrealized appreciation (depreciation) on investments	$(2,094,022)
Net realized and unrealized gain (loss) on investments		$(1,939,147)
Change in net assets from operations		$(1,861,805)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$77,342	$191,705
Net realized gain (loss) on investments	154,875	1,976,358
Net unrealized gain (loss) on investments	(2,094,022)	(1,627,951)
Change in net assets from operations	$(1,861,805)	$540,112
Distributions declared to shareholders
From net investment income
Initial Class	$(435)	$(262)
Service Class	(191,262)	(120,734)
From net realized gain on investments
Initial Class	(4,128)	(1,376)
Service Class	(2,404,919)	(964,003)
Total distributions declared to shareholders	$(2,600,744)	$(1,086,375)
Change in net assets from fund share transactions	$43,351	$(2,029,552)
Total change in net assets	$(4,419,198)	$(2,575,815)
Net assets
At beginning of period	22,410,024	24,985,839
At end of period (including undistributed net investment income of $76,343 and $190,698, respectively)	$17,990,826	$22,410,024

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$11.25		$11.54	$11.73	$12.46	$10.46	$7.92
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.09	$0.04	$0.01	$0.02
Net realized and unrealized gain (loss) on investments	(0.89)		0.14	1.16	0.70	2.25	2.53
Total from investment operations	$(0.84)		$0.26	$1.25	$0.74	$2.26	$2.55
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.09)	$—	$—	$(0.01)	$(0.01)
From net realized gain on investments	(1.32)		(0.46)	(1.44)	(1.47)	(0.25)	—
Total distributions declared to shareholders	$(1.46)		$(0.55)	$(1.44)	$(1.47)	$(0.26)	$(0.01)
Net asset value, end of period	$8.95		$11.25	$11.54	$11.73	$12.46	$10.46
Total return (%) (k)(r)(s)	(8.54	)(n)	1.84	11.30	7.63	22.10	32.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.13	1.10	1.11	1.10	1.81
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	1.00	0.99
Net investment income	1.06	(a)	0.98	0.81	0.31	0.10	0.26
Portfolio turnover	30		63	110	142	147	109
Net assets at end of period (000 Omitted)	$32		$35	$34	$31	$29	$24

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$11.14		$11.43	$11.66	$12.42	$10.44		$7.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.09	$0.06	$0.01	$(0.02)		$0.00 (w)
Net realized and unrealized gain (loss) on investments	(0.89)		0.14	1.15	0.70	2.25		2.52
Total from investment operations	$(0.85)		$0.23	$1.21	$0.71	$2.23		$2.52
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.06)	$—	$—	$(0.00	)(w)	$(0.01)
From net realized gain on investments	(1.32)		(0.46)	(1.44)	(1.47)	(0.25)		—
Total distributions declared to shareholders	$(1.43)		$(0.52)	$(1.44)	$(1.47)	$(0.25)		$(0.01)
Net asset value, end of period	$8.86		$11.14	$11.43	$11.66	$12.42		$10.44
Total return (%) (k)(r)(s)	(8.74	)(n)	1.61	11.01	7.40	21.75		31.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.37	1.34	1.36	1.35		2.07
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25		1.25
Net investment income (loss)	0.79	(a)	0.77	0.55	0.06	(0.15)		0.04
Portfolio turnover	30		63	110	142	147		109
Net assets at end of period (000 Omitted)	$17,959		$22,375	$24,951	$25,993	$24,479		$15,954

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total

11

Notes to Financial Statements (unaudited) – continued

investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$17,794,567	$2,000	$—	$17,796,567
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and real estate investment trusts.

12

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$490,424
Long-term capital gain	595,951
Total distributions	$1,086,375

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$18,514,277
Gross appreciation	1,742,147
Gross depreciation	(2,459,857)
Net unrealized appreciation (depreciation)	$(717,710)

As of 12/31/07
Undistributed ordinary income	1,034,897
Undistributed long-term capital gain	1,558,846
Post-October capital loss deferral	(418,285)
Net unrealized appreciation (depreciation)	1,376,312

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2008 is equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 1.00% for the Initial Class shares and 1.25% for the Service Class shares, based on the average daily net assets of each share class. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $22,180 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0509% of the fund’s average daily net assets.

13

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $73 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $5,900,797 and $7,912,574, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	—	$—	—	$—
Service Class	45,605	453,390	217,552	2,503,318
	45,605	$453,390	217,552	$2,503,318
Shares issued to shareholders in reinvestment of distributions
Initial Class	467	$4,563	134	$1,638
Service Class	268,201	2,596,181	89,059	1,084,737
	268,668	$2,600,744	89,193	$1,086,375
Shares reacquired
Initial Class	—	$—	—	$—
Service Class	(296,521)	(3,010,783)	(480,463)	(5,619,245)
	(296,521)	$(3,010,783)	(480,463)	$(5,619,245)
Net change
Initial Class	467	$4,563	134	$1,638
Service Class	17,285	38,788	(173,852)	(2,031,190)
	17,752	$43,351	(173,718)	$(2,029,552)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $51 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Money Market Portfolio
(formerly Money Market Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

(formerly Money Market Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Short-term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated A-1

Maturity breakdown (u)
0 - 29 days	56.3%
30 - 59 days	9.5%
60 - 89 days	11.8%
90 - 366 days	22.3%
Other Assets Less Liabilities	0.1%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.56%	$1,000.00	$1,014.04	$2.80
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
Service Class	Actual	0.81%	$1,000.00	$1,012.79	$4.05
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 16.4%
Major Banks – 7.3%
Bank of Scotland PLC, NY, 2.78%, due 9/09/08	$2,700,000	$2,700,000
BNP Paribas, NY, 3.65%, due 7/16/08	15,595,000	15,595,000
Societe Generale, NY, 2.91%, due 7/14/08	23,365,000	23,365,000

		$41,660,000

Other Banks & Diversified Financials – 9.1%
Bank of Montreal, Chicago, 2.69%, due 9/09/08	$13,260,000	$13,260,000
Calyon NY, Inc., 2.75%, due 9/15/08	2,100,000	2,099,999
DEPFA Bank PLC, NY, 3.15%, due 12/29/08	14,430,000	14,430,000
Rabobank Nederland N.V., NY, 2.38%, due 7/02/08	22,391,000	22,391,000

		$52,180,999

Total Certificates of Deposit, at Amortized Cost and Value		$93,840,999

COMMERCIAL PAPER (y) – 73.5%
Alcoholic Beverages – 4.0%
Anheuser-Busch Co., Inc., 2.4%, due 7/01/08 (t)	$22,955,000	$22,955,000

Automotive – 4.1%
Toyota Motor Credit Corp., 2.58%, due 7/17/08	$23,406,000	$23,379,161

Brokerage & Asset Managers – 7.6%
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	$23,284,000	$22,929,501
Morgan Stanley, 3.15%, due 12/08/08	21,233,000	20,935,738

		$43,865,239

Conglomerates – 4.0%
United Technologies Corp., 2.35%, due 7/01/08 (t)	$22,955,000	$22,955,000

Energy – Integrated – 2.8%
ConocoPhillips, 2.3%, due 7/01/08 (t)	$16,066,000	$16,066,000

Financial Institutions – 19.2%
American Express Credit Corp., 2.5%, due 7/01/08	$4,273,000	$4,273,000
American Express Credit Corp., 2.8%, due 9/18/08	18,798,000	18,682,497
American General Finance Corp., 2.58%, due 7/01/08	420,000	420,000
American General Finance Corp., 2.58%, due 8/08/08	910,000	907,522
American General Finance Corp., 2.78%, due 9/09/08	6,105,000	6,071,999
American General Finance Corp., 2.74%, due 10/28/08	3,920,000	3,884,496
American General Finance Corp., 2.42%, due 7/16/08	11,683,000	11,671,220

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Financial Institutions – continued
Cargill, Inc., 2.32%, due 7/30/08 (t)	$5,716,000	$5,705,317
Cargill, Inc., 2.35%, due 7/30/08 (t)	16,944,000	16,911,924
General Electric Capital Co., 2.42%, due 8/01/08	20,200,000	20,157,905
Swedbank AB, 2.78%, due 7/03/08	6,433,000	6,432,006
Swedbank AB, 2.93%, due 11/03/08	15,500,000	15,342,309

		$110,460,195

Food & Beverages – 3.4%
PepsiCo, Inc., 2.15%, due 7/14/08 (t)	$19,354,000	$19,338,974

Forest & Paper Products – 0.9%
Mcgraw-Hill Cos., Inc., 2.25%, due 7/14/08 (t)	$4,917,000	$4,913,005

Insurance – 1.0%
Prudential Funding LLC, 2.5%, due 9/10/08	$5,670,000	$5,642,044

Major Banks – 11.6%
Abbey National North America LLC, 2.36%, due 7/15/08	$7,980,000	$7,972,676
Abbey National North America LLC, 2.81%, due 11/10/08	10,010,000	9,906,864
Bank of America Corp., 2.45%, due 7/02/08	288,000	287,980
BankAmerica Corp., 2.42%, due 8/01/08	80,000	79,833
BankAmerica Corp., 2.45%, due 8/01/08	22,584,000	22,536,354
JPMorgan Chase & Co., 2.6%, due 7/21/08	3,809,000	3,803,498
Natexis Banques Populaires US Financial LLC, 2.755%, due 11/05/08	22,400,000	22,182,294

		$66,769,499

Network & Telecom – 3.7%
AT&T, Inc., 2.35%, due 7/01/08 (t)	$21,216,000	$21,216,000

Other Banks & Diversified Financials – 11.2%
Bank of Montreal, 2.62%, due 9/02/08	$3,825,000	$3,807,462
Citigroup Funding, Inc., 2.81%, due 8/25/08	7,515,000	7,482,738
Citigroup Funding, Inc., 2.7%, due 9/19/08	15,595,000	15,501,430
DEPFA Bank PLC, 2.6%, due 7/03/08 (t)	8,415,000	8,413,785
Dexia Delaware LLC, 2.63%, due 8/12/08	3,560,000	3,549,077
Svenska Handelsbanken, Inc., 2.68%, due 7/07/08	2,300,000	2,298,973
UBS Finance Delaware LLC, 3.02%, due 10/23/08	18,590,000	18,412,218
UBS Finance Delaware LLC, 3.155%, due 7/22/08	4,782,000	4,773,199

		$64,238,882

Total Commercial Paper, at Amortized Cost and Value		$421,798,999

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 10.0%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $57,389,985 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$57,386,000	$57,386,000

Total Investments, at Amortized Cost and Value		$573,025,998

OTHER ASSETS, LESS LIABILITIES – 0.1%		822,636

Net Assets – 100.0%		$573,848,634

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at amortized cost and value	$573,025,998
Cash	50
Receivable for fund shares sold	1,964,219
Interest receivable	497,469
Other assets	7,154
Total assets		$575,494,890
Liabilities
Payable for fund shares reacquired	$1,586,097
Payable to affiliates
Management fee	30,877
Distribution fees	6,943
Administrative services fee	1,524
Payable for trustees’ compensation	9,301
Accrued expenses and other liabilities	11,514
Total liabilities		$1,646,256
Net assets		$573,848,634
Net assets consist of
Paid-in capital	$573,879,443
Accumulated net realized gain (loss) on investments	(32,047)
Undistributed net investment income	1,238
Net assets		$573,848,634
Shares of beneficial interest outstanding		573,880,108
Initial Class shares
Net assets	$319,554,327
Shares outstanding	319,573,618
Net asset value per share		$1.00
Service Class shares
Net assets	$254,294,307
Shares outstanding	254,306,490
Net asset value per share		$1.00

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Interest income		$9,755,556
Expenses
Management fee	$1,448,046
Distribution fees	319,170
Administrative services fee	70,574
Trustees’ compensation	29,454
Custodian fee	31,641
Shareholder communications	18,570
Auditing fees	12,974
Legal fees	2,994
Miscellaneous	17,838
Total expenses		$1,951,261
Fees paid indirectly	(1,122)
Reduction of expenses by investment adviser	(20,488)
Net expenses		$1,929,651
Net investment income		$7,825,905
Change in net assets from operations		$7,825,905

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$7,825,905	$23,102,712
Net realized gain (loss) on investments	—	(31,281)
Change in net assets from operations	$7,825,905	$23,071,431
Distributions declared to shareholders
From net investment income
Initial Class	$(4,563,754)	$(14,441,278)
Service Class	(3,262,151)	(8,661,434)
Total distributions declared to shareholders	$(7,825,905)	$(23,102,712)
Change in net assets from fund share transactions	$19,519,121	$107,790,837
Total change in net assets	$19,519,121	$107,759,556
Net assets
At beginning of period	554,329,513	446,569,957
At end of period (including undistributed net investment income of $1,238 and $1,238, respectively)	$573,848,634	$554,329,513

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007		2006		2005		2004	2003
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.05		$0.04		$0.03		$0.01	$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.01		$0.05		$0.04		$0.03		$0.01	$0.01
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)		$(0.04)		$(0.03)		$(0.01)	$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (k)(r)(s)	1.40	(n)	4.84		4.59		2.72		0.83	0.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.55		0.59		0.60		0.58	0.57
Expenses after expense reductions (f)	0.56	(a)	N/A		N/A		0.60		N/A	N/A
Net investment income	2.82	(a)	4.73		4.52		2.65		0.79	0.64
Net assets at end of period (000 Omitted)	$319,554		$320,807		$283,055		$241,684		$282,595	$426,154

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007		2006		2005		2004	2003
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04		$0.04		$0.02		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.01		$0.04		$0.04		$0.02		$0.01	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)		$(0.04)		$(0.02)		$(0.01)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (k)(r)(s)	1.28	(n)	4.58		4.33		2.46		0.57	0.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.80		0.84		0.85		0.82	0.82
Expenses after expense reductions (f)	0.81	(a)	N/A		N/A		0.85		N/A	N/A
Net investment income	2.56	(a)	4.48		4.28		2.49		0.63	0.37
Net assets at end of period (000 Omitted)	$254,294		$233,523		$163,515		$123,232		$87,785	$49,380

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$573,025,998	$—	$573,025,998
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement

11

Notes to Financial Statements (unaudited) – continued

recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the six months ended June 30, 2008, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$23,102,712

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$573,025,998

As of 12/31/07
Undistributed ordinary income	1,238
Capital loss carryforwards	(32,047)

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$ (429)
12/31/11	$(271)
12/31/12	$(66)
12/31/15	(31,281)
$(32,047)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $20,488, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval.

The investment adviser has agreed in writing to pay a portion of the fund’s annual operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 0.57% annually of average daily net assets for the Initial Class shares and 0.82% annually of the average daily net assets for the Service Class shares. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

12

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0244% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $2,100 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, aggregated $3,427,586,113 and $3,424,173,917, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	51,857,755	$51,857,870	126,931,988	$126,932,032
Service Class	64,439,964	64,439,964	119,485,604	119,485,687
	116,297,719	$116,297,834	246,417,592	$246,417,719
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,563,869	$4,563,754	14,441,321	$14,441,278
Service Class	3,262,151	3,262,151	8,661,517	8,661,434
	7,826,020	$7,825,905	23,102,838	$23,102,712
Shares reacquired
Initial Class	(57,674,272)	$(57,674,272)	(103,602,263)	$(103,602,263)
Service Class	(46,930,346)	(46,930,346)	(58,127,331)	(58,127,331)
	(104,604,618)	$(104,604,618)	(161,729,594)	$(161,729,594)
Net change
Initial Class	(1,252,648)	$(1,252,648)	37,771,046	$37,771,047
Service Class	20,771,769	20,771,769	70,019,790	70,019,790
	19,519,121	$19,519,121	107,790,836	$107,790,837

13

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,526 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Portfolio
(formerly New Discovery Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

(formerly New Discovery Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
North American Energy Partners, Inc.	2.3%
IDEXX Laboratories, Inc.	2.1%
MWI Veterinary Supply, Inc.	1.9%
Quanta Services, Inc.	1.8%
NICE Systems Ltd., ADR	1.8%
Hittite Microwave Corp.	1.7%
Citi Trends, Inc.	1.6%
Century Aluminum Co.	1.6%
Dresser-Rand Group, Inc.	1.6%
Nuance Communications, Inc.	1.6%

Equity sectors
Health Care	18.0%
Technology	17.6%
Industrial Goods & Services	12.7%
Energy	10.6%
Special Products & Services	9.2%
Leisure	8.3%
Retailing	8.1%
Basic Materials	4.5%
Autos & Housing	3.0%
Financial Services	2.6%
Transportation	2.6%
Consumer Staples	1.9%
Utilities & Communications	0.7%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.95%	$1,000.00	$918.34	$4.53
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
Service Class	Actual	1.20%	$1,000.00	$916.79	$5.72
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.8%
Airlines – 0.5%
Allegiant Travel Co. (a)	67,180	$1,248,876

Apparel Manufacturers – 1.0%
Quiksilver, Inc. (a)	248,340	$2,438,699

Biotechnology – 0.9%
Affymetrix, Inc. (a)	172,090	$1,770,806
Nanosphere, Inc. (a)	75,270	591,622

		$2,362,428

Brokerage & Asset Managers – 1.0%
HFF, Inc., “A” (a)(l)	154,440	$878,763
KBW, Inc. (a)(l)	60,960	1,254,557
Thomas Weisel Partners Group (a)(l)	72,730	397,833

		$2,531,153

Business Services – 6.2%
ATA, Inc., ADR (a)(l)	70,990	$923,580
Concur Technologies, Inc. (a)(l)	31,110	1,033,785
Constant Contact, Inc. (a)(l)	68,550	1,292,168
Corporate Executive Board Co.	85,350	3,588,968
CoStar Group, Inc. (a)(l)	61,430	2,730,564
iGate Corp. (a)	182,840	1,486,489
Syntel, Inc. (l)	55,710	1,878,541
Team, Inc. (a)	85,700	2,941,224

		$15,875,319

Chemicals – 0.7%
Nalco Holding Co.	85,110	$1,800,077

Computer Software – 3.1%
ACI Worldwide, Inc. (a)(l)	117,040	$2,058,734
ANSYS, Inc. (a)	32,510	1,531,871
CommVault Systems, Inc. (a)	151,630	2,523,123
Guidance Software, Inc. (a)	126,680	1,209,794
NetSuite, Inc. (a)(l)	28,070	574,593

		$7,898,115

Computer Software – Systems – 0.8%
Deltek, Inc. (a)(l)	101,265	$767,589
PROS Holdings, Inc. (a)	124,260	1,395,440

		$2,163,029

Construction – 2.6%
Dayton Superior Corp. (a)(l)	177,450	$468,468
Lennar Corp. (l)	244,550	3,017,747
Pulte Homes, Inc.	331,990	3,197,064

		$6,683,279

Consumer Goods & Services – 4.6%
Capella Education Co. (a)	22,660	$1,351,669
Central Garden & Pet Co., “A” (a)(l)	541,180	2,218,838
ITT Educational Services, Inc. (a)(l)	25,690	2,122,765
New Oriental Education & Technology Group, Inc., ADR (a)(l)	52,750	3,081,655
Physicians Formula Holdings, Inc. (a)	167,630	1,567,341
Strayer Education, Inc.	6,990	1,461,399

		$11,803,667

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.6%
Baldor Electric Co.	57,270	$2,003,305
Itron, Inc. (a)	21,690	2,133,212

		$4,136,517

Electronics – 5.4%
ARM Holdings PLC	2,336,750	$3,939,666
Atheros Communications, Inc. (a)(l)	35,330	1,059,900
Hittite Microwave Corp. (a)	123,700	4,406,194
Intersil Corp., “A”	99,440	2,418,381
Mellanox Technologies Ltd. (a)	146,890	1,988,891

		$13,813,032

Energy – Independent – 1.5%
EXCO Resources, Inc. (a)(l)	48,780	$1,800,470
Goodrich Petroleum Corp. (a)	23,320	1,933,694

		$3,734,164

Engineering – Construction – 6.0%
Foster Wheeler Ltd. (a)	31,260	$2,286,669
KHD Humboldt Wedag International Ltd. (a)	78,680	2,480,780
North American Energy Partners, Inc. (a)	276,260	5,989,317
Quanta Services, Inc. (a)	135,754	4,516,536

		$15,273,302

Food & Beverages – 0.4%
Hain Celestial Group, Inc. (a)(l)	48,470	$1,138,077

Food & Drug Stores – 0.2%
Susser Holdings Corp. (a)(l)	47,240	$457,283

Forest & Paper Products – 2.2%
Louisiana-Pacific Corp. (l)	292,560	$2,483,834
Universal Forest Products, Inc. (l)	107,870	3,231,785

		$5,715,619

Furniture & Appliances – 0.4%
TiVo, Inc. (a)(l)	145,720	$899,092

Gaming & Lodging – 2.4%
Morgans Hotel Group Co. (a)(l)	152,830	$1,574,149
Pinnacle Entertainment, Inc. (a)(l)	202,360	2,122,756
WMS Industries, Inc. (a)(l)	78,615	2,340,369

		$6,037,274

General Merchandise – 1.8%
99 Cents Only Stores (a)(l)	285,250	$1,882,650
Stage Stores, Inc.	229,125	2,673,889

		$4,556,539

Insurance – 0.2%
Ehealth, Inc. (a)(l)	29,400	$519,204

Internet – 2.7%
Dealertrack Holdings, Inc. (a)(l)	125,440	$1,769,958
Omniture, Inc. (a)(l)	74,160	1,377,151
TechTarget, Inc. (a)	276,170	2,916,355
Vocus, Inc. (a)	29,590	951,910

		$7,015,374

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 0.7%
THQ, Inc. (a)	94,489	$1,914,347

Machinery & Tools – 3.9%
Bucyrus International, Inc., “A”	21,470	$1,567,739
Colfax Corp. (a)	93,010	2,333,621
Polypore International, Inc. (a)(l)	153,030	3,876,250
Ritchie Bros. Auctioneers, Inc.	78,000	2,116,140

		$9,893,750

Medical & Health Technology & Services – 6.1%
Athena Health, Inc. (a)	26,610	$818,524
Genoptix, Inc. (a)	16,300	514,265
Healthcare Services Group, Inc. (l)	146,245	2,224,386
IDEXX Laboratories, Inc. (a)	111,556	5,437,239
Medassets, Inc. (a)	101,300	1,727,165
MWI Veterinary Supply, Inc. (a)(l)	148,230	4,907,895

		$15,629,474

Medical Equipment – 10.4%
ABIOMED, Inc. (a)(l)	198,710	$3,527,103
Advanced Medical Optics, Inc. (a)(l)	106,110	1,988,501
Align Technology, Inc. (a)(l)	240,660	2,524,523
AngioDynamics, Inc. (a)	77,160	1,050,919
AtriCure, Inc. (a)	98,600	1,063,894
Conceptus, Inc. (a)(l)	203,160	3,756,428
Cooper Cos., Inc. (l)	68,380	2,540,317
Dexcom, Inc. (a)	135,280	817,091
Immucor, Inc. (a)	69,760	1,805,389
Insulet Corp. (a)(l)	100,210	1,576,303
NxStage Medical, Inc. (a)(l)	372,720	1,431,245
ResMed, Inc. (a)	38,490	1,375,633
Thoratec Corp. (a)	179,280	3,117,679

		$26,575,025

Metals & Mining – 1.6%
Century Aluminum Co. (a)(l)	61,270	$4,073,842

Network & Telecom – 3.4%
Cavium Networks, Inc. (a)(l)	68,950	$1,447,950
NICE Systems Ltd., ADR (a)	151,590	4,482,516
Polycom, Inc. (a)	81,580	1,987,289
Sonus Networks, Inc. (a)(l)	188,030	643,063

		$8,560,818

Oil Services – 9.1%
Cal Dive International, Inc. (a)	164,540	$2,351,277
Dresser-Rand Group, Inc. (a)	103,570	4,049,587
Dril-Quip, Inc. (a)	22,590	1,423,170
Exterran Holdings, Inc. (a)	52,370	3,743,931
Helix Energy Solutions Group, Inc. (a)	88,400	3,680,976
Nabors Industries Ltd. (a)	65,820	3,240,319
Natural Gas Services Group, Inc. (a)	44,290	1,349,959
Oceaneering International, Inc. (a)	44,220	3,407,151

		$23,246,370

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 0.8%
East West Bancorp, Inc. (l)	52,200	$368,532
Signature Bank (a)	45,080	1,161,261
Sovereign Bancorp, Inc.	86,070	633,475

		$2,163,268

Personal Computers & Peripherals – 2.3%
Nuance Communications, Inc. (a)	254,555	$3,988,877
Synaptics, Inc. (a)(l)	51,140	1,929,512

		$5,918,389

Pharmaceuticals – 0.6%
Cadence Pharmaceuticals, Inc. (a)(l)	77,660	$472,949
Genomma Lab Internacional S.A., “B” (a)	77,800	119,970
Inspire Pharmaceuticals, Inc. (a)(l)	117,930	504,740
Synta Pharmaceuticals Corp. (a)(l)	58,410	356,301

		$1,453,960

Printing & Publishing – 0.8%
InnerWorkings, Inc. (a)(l)	179,330	$2,144,787

Real Estate – 0.6%
Jones Lang LaSalle, Inc., REIT	25,260	$1,520,399

Restaurants – 4.4%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)(l)	326,700	$3,149,388
Panera Bread Co., “A” (a)(l)	47,120	2,179,771
Peet’s Coffee & Tea, Inc. (a)(l)	88,910	1,762,196
Red Robin Gourmet Burgers, Inc. (a)(l)	85,400	2,368,996
Texas Roadhouse, Inc., “A” (a)(l)	186,180	1,670,035

		$11,130,386

Special Products & Services – 1.0%
Heckmann Corp. (a)(l)	290,560	$2,603,418

Specialty Stores – 5.1%
Citi Trends, Inc. (a)	185,750	$4,209,095
Ctrip.com International Ltd., ADR	42,510	1,946,108
Dick’s Sporting Goods, Inc. (a)(l)	78,800	1,397,912
Lumber Liquidators, Inc. (a)(l)	185,850	2,416,050
Monro Muffler Brake, Inc.	80,615	1,248,726
Zumiez, Inc. (a)(l)	102,340	1,696,797

		$12,914,688

Telephone Services – 0.7%
Global Crossing Ltd. (a)(l)	104,560	$1,875,806

Trucking – 2.1%
J.B. Hunt Transport Services, Inc.	73,950	$2,461,056
Old Dominion Freight Lines, Inc. (a)	96,970	2,911,039

		$5,372,095

Total Common Stocks (Identified Cost, $266,589,428)		$255,090,941

5

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $70,840) (a)(z)	$6.57	5/08/07	50,440	$4,621

SHORT-TERM OBLIGATIONS – 0.0%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$91,000	$91,000

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 24.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	62,824,661	$62,824,661

Total Investments (Identified Cost, $329,575,929)		$318,011,223

OTHER ASSETS, LESS LIABILITIES – (24.4)%		(62,369,377)

Net Assets – 100.0%		$255,641,846

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$4,621
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $61,166,003 of securities on loan (identified cost, $329,575,929)	$318,011,223
Cash	346
Receivable for investments sold	20,626,914
Interest and dividends receivable	101,884
Receivable from investment adviser	13,401
Other assets	4,361
Total assets		$338,758,129
Liabilities
Payable for investments purchased	$7,173,110
Payable for fund shares reacquired	12,980,732
Collateral for securities loaned, at value	62,824,661
Payable to affiliates
Management fee	26,880
Distribution fees	4,602
Administrative services fee	737
Payable for trustees’ compensation	5,724
Accrued expenses and other liabilities	99,837
Total liabilities		$83,116,283
Net assets		$255,641,846
Net assets consist of
Paid-in capital	$291,191,696
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,564,730)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(23,450,061)
Accumulated net investment loss	(535,059)
Net assets		$255,641,846
Shares of beneficial interest outstanding		20,360,781
Initial Class shares
Net assets	$100,464,245
Shares outstanding	7,900,967
Net asset value per share		$12.72
Service Class shares
Net assets	$155,177,601
Shares outstanding	12,459,814
Net asset value per share		$12.45

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment loss
Income
Dividends	$538,768
Income on securities loaned	465,573
Interest	14,186
Foreign taxes withheld	(2,235)
Total investment income		$1,016,292
Expenses
Management fee	$1,267,697
Distribution fees	213,010
Administrative services fee	34,799
Trustees’ compensation	16,524
Custodian fee	30,398
Shareholder communications	27,100
Auditing fees	20,119
Legal fees	2,994
Miscellaneous	17,123
Total expenses		$1,629,764
Fees paid indirectly	(2,714)
Reduction of expenses by investment adviser	(75,699)
Net expenses		$1,551,351
Net investment loss		$(535,059)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(16,442,631)
Foreign currency transactions	(527)
Net realized gain (loss) on investments and foreign currency transactions		$(16,443,158)
Change in unrealized appreciation (depreciation)
Investments	$(7,736,467)
Translation of assets and liabilities in foreign currencies	(18)
Net unrealized gain (loss) on investments and foreign currency translation		$(7,736,485)
Net realized and unrealized gain (loss) on investments and foreign currency		$(24,179,643)
Change in net assets from operations		$(24,714,702)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment loss	$(535,059)	$(2,056,967)
Net realized gain (loss) on investments and foreign currency transactions	(16,443,158)	40,592,282
Net unrealized gain (loss) on investments and foreign currency translation	(7,736,485)	(28,023,702)
Change in net assets from operations	$(24,714,702)	$10,511,613
Distributions declared to shareholders
From net realized gain on investments
Initial Class	$(17,250,961)	$(4,140,582)
Service Class	(27,753,068)	(5,182,591)
Total distributions declared to shareholders	$(45,004,029)	$(9,323,173)
Change in net assets from fund share transactions	$8,815,853	$(29,936,615)
Total change in net assets	$(60,902,878)	$(28,748,175)
Net assets
At beginning of period	316,544,724	345,292,899
At end of period (including accumulated net investment loss of $535,059 and $0, respectively)	$255,641,846	$316,544,724

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.24		$16.24	$14.35	$13.64	$12.69	$9.38
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.08)	$(0.09)	$(0.07)	$(0.08)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		0.52	1.98	0.78	1.03	3.37
Total from investment operations	$(1.11)		$0.44	$1.89	$0.71	$0.95	$3.31
Less distributions declared to shareholders
From net realized gain on investments	$(2.41)		$(0.44)	$—	$—	$—	$—
Net asset value, end of period	$12.72		$16.24	$16.24	$14.35	$13.64	$12.69
Total return (%) (k)(r)(s)	(8.17	)(n)	2.56	13.17	5.21	7.49 (b)	35.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.00	1.00	0.99	1.00
Expenses after expense reductions (f)	0.95	(a)	0.95	0.98	N/A	N/A	N/A
Net investment loss	(0.23	)(a)	(0.45)	(0.60)	(0.56)	(0.65)	(0.59)
Portfolio turnover	62		95	107	127	139	100
Net assets at end of period (000 Omitted)	$100,464		$130,029	$163,825	$176,958	$209,503	$220,278

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$15.97		$16.02	$14.19	$13.52	$12.61	$9.34
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.12)	$(0.13)	$(0.11)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.08)		0.51	1.96	0.78	1.02	3.36
Total from investment operations	$(1.11)		$0.39	$1.83	$0.67	$0.91	$3.27
Less distributions declared to shareholders
From net realized gain on investments	$(2.41)		$(0.44)	$—	$—	$—	$—
Net asset value, end of period	$12.45		$15.97	$16.02	$14.19	$13.52	$12.61
Total return (%) (k)(r)(s)	(8.32	)(n)	2.28	12.90	4.96	7.22 (b )	35.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.25	1.26	1.26	1.24	1.24
Expenses after expense reductions (f)	1.20	(a)	1.20	1.23	N/A	N/A	N/A
Net investment loss	(0.48	)(a)	(0.70)	(0.84)	(0.81)	(0.89)	(0.84)
Portfolio turnover	62		95	107	127	139	100
Net assets at end of period (000 Omitted)	$155,178		$186,516	$181,468	$131,180	$104,256	$71,049

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$251,151,276	$66,859,947	$—	$318,011,223
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Service Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Long-term capital gain	$9,323,173

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$333,195,325
Gross appreciation	21,023,910
Gross depreciation	(36,208,012)
Net unrealized appreciation (depreciation)	$(15,184,102)

As of 12/31/07
Undistributed ordinary income	12,380,939
Undistributed long-term capital gain	32,613,070
Post-October capital loss deferral	(2,995,930)
Other temporary differences	(381,563)
Net unrealized appreciation (depreciation)	(7,447,635)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

14

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual operating expenses do not exceed 0.95% annually of average daily net assets for the Initial Class shares and 1.20% annually of average daily net assets for the Service Class shares. This written agreement will continue through April 30, 2010, unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $75,699 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0247% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,030 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $175,100,329 and $210,669,952, respectively.

15

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	202,228	$2,829,753	334,611	$5,537,950
Service Class	716,802	9,791,974	1,437,743	23,493,591
	919,030	$12,621,727	1,772,354	$29,031,541
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,235,742	$17,250,961	239,064	$4,140,582
Service Class	2,028,733	27,753,068	303,786	5,182,591
	3,264,475	$45,004,029	542,850	$9,323,173
Shares reacquired
Initial Class	(1,544,091)	$(22,158,712)	(2,652,413)	$(45,045,710)
Service Class	(1,961,839)	(26,651,191)	(1,390,282)	(23,245,619)
	(3,505,930)	$(48,809,903)	(4,042,695)	$(68,291,329)
Net change
Initial Class	(106,121)	$(2,077,998)	(2,078,738)	$(35,367,178)
Service Class	783,696	10,893,851	351,247	5,430,563
	677,575	$8,815,853	(1,727,491)	$(29,936,615)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $726 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® INVESTMENT MANAGEMENT

MFS® Research International Portfolio

(formerly Research International Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

(formerly Research International Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
E.ON AG	3.2%
TOTAL S.A.	3.1%
BHP Billiton PLC	3.1%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
Statoil A.S.A.	2.2%
Vodafone Group PLC	2.1%
Siemens AG	2.0%
Akzo Nobel N.V.	1.9%
UniCredito Italiano S.p.A	1.9%

Equity sectors
Financial Services	24.3%
Basic Materials	11.5%
Utilities & Communications	10.8%
Energy	10.2%
Health Care	7.6%
Consumer Staples	6.2%
Technology	5.9%
Industrial Goods & Services	4.9%
Special Products & Services	4.6%
Retailing	4.2%
Autos & Housing	3.9%
Transportation	2.9%
Leisure	2.4%

Country weightings
Japan	15.7%
United Kingdom	13.6%
Germany	11.5%
France	10.6%
Switzerland	7.8%
Italy	5.3%
Netherlands	4.0%
Brazil	3.4%
Singapore	3.0%
Other Countries	25.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.11%	$1,000.00	$907.26	$5.26
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
Service Class	Actual	1.36%	$1,000.00	$906.05	$6.45
	Hypothetical (h)	1.36%	$1,000.00	$1,018.10	$6.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Airlines – 0.2%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	118,400	$246,996
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	8,210	241,128

		$488,124

Alcoholic Beverages – 1.7%
Diageo PLC	89,840	$1,651,362
Heineken N.V. (l)	54,800	2,786,455

		$4,437,817

Apparel Manufacturers – 2.7%
Adidas AG	47,360	$2,983,027
Billabong International Ltd. (l)	78,785	815,822
LVMH Moet Hennessy Louis Vuitton S.A. (l)	31,020	3,234,189

		$7,033,038

Automotive – 2.0%
Bayerische Motoren Werke AG	36,560	$1,755,169
Bridgestone Corp. (l)	133,400	2,041,856
Compagnie Generale des Etablissements Michelin	21,350	1,523,519

		$5,320,544

Biotechnology – 0.5%
Actelion Ltd. (a)(l)	24,633	$1,312,722

Broadcasting – 2.4%
Grupo Televisa S.A., ADR (l)	127,080	$3,001,630
WPP Group PLC	349,630	3,368,495

		$6,370,125

Brokerage & Asset Managers – 1.8%
Daiwa Securities Group, Inc.	372,000	$3,424,077
Julius Baer Holding Ltd.	19,540	1,309,875

		$4,733,952

Business Services – 2.6%
Bunzl PLC	96,920	$1,262,821
JFE Shoji Holdings, Inc.	56,000	420,918
Mitsubishi Corp.	60,700	2,003,584
Mitsui & Co. Ltd.	28,000	619,229
Satyam Computer Services Ltd.	235,830	2,394,476

		$6,701,028

Chemicals – 0.3%
Makhteshim-Agan Industries Ltd.	97,440	$910,316

Computer Software – Systems – 0.2%
HCL Technologies Ltd.	80,860	$474,636

Conglomerates – 2.0%
Siemens AG	47,640	$5,277,429

Construction – 1.9%
Corporacion Moctezuma S.A. de C.V.	54,400	$130,789
CRH PLC	48,250	1,404,828

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Duratex S.A., IPS	20,700	$440,757
Geberit AG (l)	16,233	2,381,237
SARE Holding S.A. de C.V., “B” (a)	100,500	132,362
Urbi Desarrollos Urbanos S.A. de C.V. (a)	106,190	368,177

		$4,858,150

Consumer Goods & Services – 2.0%
Kao Corp.	80,000	$2,101,193
Kimberly-Clark de Mexico S.A. de C.V., “A”	299,430	1,218,216
Reckitt Benckiser Group PLC	38,830	1,967,712

		$5,287,121

Containers – 1.2%
Brambles Ltd.	367,970	$3,080,029

Electrical Equipment – 2.0%
LS Industrial Systems Co. Ltd.	22,130	$1,087,407
OMRON Corp.	83,900	1,804,046
Schneider Electric S.A.	20,954	2,259,390

		$5,150,843

Electronics – 4.2%
Konica Minolta Holdings, Inc.	87,000	$1,471,127
Ricoh Co. Ltd.	194,000	3,505,484
Royal Philips Electronics N.V.	43,710	1,476,572
Samsung Electronics Co. Ltd.	2,962	1,769,753
Tokyo Electron Ltd.	24,200	1,396,746
Venture Corp. Ltd.	171,000	1,233,509

		$10,853,191

Energy – Independent – 1.4%
INPEX Holdings, Inc.	161	$2,034,611
SK Energy Co. Ltd.	5,749	640,274
Talisman Energy, Inc.	40,700	903,067

		$3,577,952

Energy – Integrated – 8.2%
Eni S.p.A.	93,060	$3,466,637
OAO Gazprom, ADR	42,310	2,449,180
Petroleo Brasileiro S.A., ADR	23,070	1,634,048
Statoil A.S.A. (l)	152,400	5,687,260
TOTAL S.A.	95,380	8,142,378

		$21,379,503

Engineering – Construction – 0.5%
JGC Corp.	65,000	$1,281,181

Food & Beverages – 2.5%
Nestle S.A.	131,980	$5,973,035
Nong Shim Co. Ltd.	2,530	540,562

		$6,513,597

Insurance – 2.2%
AXA (l)	136,270	$4,018,025
Old Mutual PLC	869,940	1,594,531

		$5,612,556

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.3%
Universo Online S.A., IPS	122,600	$652,618

Machinery & Tools – 2.4%
Assa Abloy AB, “B” (l)	131,320	$1,898,673
Glory Ltd.	92,200	2,169,463
Komatsu Ltd.	79,300	2,213,684

		$6,281,820

Major Banks – 13.5%
Bank of Communications Co. Ltd.	2,411,000	$2,823,138
Barclays PLC	541,940	3,149,087
BNP Paribas	54,199	4,857,664
BOC Hong Kong Holdings Ltd.	1,067,500	2,827,171
DBS Group Holdings Ltd.	251,000	3,480,907
Erste Bank der oesterreichischen Sparkassen AG	45,406	2,809,837
Standard Bank Group Ltd.	117,503	1,143,187
Standard Chartered PLC	80,932	2,290,462
Sumitomo Mitsui Financial Group, Inc.	482	3,631,989
Unibanco – Uniao de Bancos Brasileiros S.A., ADR	24,100	3,059,013
UniCredito Italiano S.p.A.	820,459	5,000,405

		$35,072,860

Metals & Mining – 5.7%
Anglo American PLC	22,480	$1,593,477
BHP Billiton PLC	210,980	8,109,909
Companhia Vale do Rio Doce	75,300	2,706,801
Rio Tinto Group	19,570	2,401,316

		$14,811,503

Natural Gas – Distribution – 0.6%
Gaz de France (l)	25,120	$1,609,864

Network & Telecom – 1.2%
Nokia Oyj	123,240	$3,020,058
Nortel Networks Corp. (a)(l)	109	896

		$3,020,954

Oil Services – 0.6%
Saipem S.p.A.	31,480	$1,475,192

Other Banks & Diversified Financials – 5.6%
Aeon Credit Service Co. Ltd.	128,000	$1,606,715
Anglo Irish Bank Corp. PLC	231,006	2,179,480
Bank of Cyprus Public Co. Ltd.	228,120	2,749,073
CSU Cardsystem S.A. (a)	83,350	271,430
Fortis S.A./N.V.	176,520	2,802,686
Fortis S.A./N.V. (a)	67,750	1,067
Macquarie Group Ltd. (l)	24,853	1,159,046
Unione di Banche Italiane ScpA	161,632	3,779,631

		$14,549,128

Pharmaceuticals – 7.1%
Astellas Pharma, Inc.	43,700	$1,854,576
Bayer AG	37,280	3,132,480
Merck KGaA	28,410	4,035,611

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Novartis AG	52,780	$2,898,812
Roche Holding AG	35,690	6,414,290

		$18,335,769

Precious Metals & Minerals – 0.6%
Paladin Resources Ltd. (a)(l)	251,636	$1,546,532

Railroad & Shipping – 1.2%
East Japan Railway Co.	369	$3,010,185

Real Estate – 1.2%
CapitaLand Ltd.	742,000	$3,109,967

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	73,550	$5,037,309
Linde AG	33,260	4,664,741

		$9,702,050

Specialty Stores – 1.5%
Industria de Diseno Textil S.A. (l)	48,180	$2,215,592
Kingfisher PLC	479,100	1,069,883
NEXT PLC	32,790	633,701

		$3,919,176

Telecommunications – Wireless – 4.0%
America Movil S.A.B. de C.V., “L”, ADR	43,780	$2,309,395
KDDI Corp.	229	1,416,740
MTN Group Ltd.	28,140	446,048
Rogers Communications, Inc., “B”	20,790	808,188
Vodafone Group PLC	1,823,550	5,377,280

		$10,357,651

Telephone Services – 1.7%
Telefonica S.A.	171,050	$4,522,393

Trucking – 1.5%
TNT N.V.	32,720	$1,111,815
Yamato Holdings Co. Ltd.	206,000	2,879,163

		$3,990,978

Utilities – Electric Power – 4.5%
Drax Group	51,674	$761,222
E.ON AG	40,680	8,195,159
NTPC Ltd.	237,590	842,126
SUEZ S.A.	26,671	1,812,067

		$11,610,574

Total Common Stocks (Identified Cost, $247,273,061)		$258,233,068

	Strike Price	First Exercise
RIGHTS – 0.0%
Major Banks – 0.0%
Barclays PLC (1 share for 1 right) (Identified Cost, $0) (a)	$2.82	7/31/08	116,937	$ 22,145

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 8.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	20,829,123	$20,829,123

Total Investments (Identified Cost, $268,102,184)		$279,084,336

OTHER ASSETS, LESS LIABILITIES – (7.4)%		(19,147,411)

Net Assets – 100.0%		$259,936,925

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $19,880,018 of securities on loan (identified cost, $268,102,184)	$279,084,336
Foreign currency, at value (identified cost, $529,547)	532,209
Receivable for investments sold	2,299,611
Receivable for fund shares sold	1,010,898
Interest and dividends receivable	570,136
Other assets	3,358
Total assets		$283,500,548
Liabilities
Payable to custodian	$1,560,203
Payable for investments purchased	690,887
Payable for fund shares reacquired	287,247
Collateral for securities loaned, at value	20,829,123
Payable to affiliates
Management fee	25,311
Distribution fees	4,750
Administrative services fee	695
Payable for trustees’ compensation	5,328
Accrued expenses and other liabilities	160,079
Total liabilities		$23,563,623
Net assets		$259,936,925
Net assets consist of
Paid-in capital	$244,047,486
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,992,317
Accumulated net realized gain (loss) on investments and foreign currency transactions	655,399
Undistributed net investment income	4,241,723
Net assets		$259,936,925
Shares of beneficial interest outstanding		16,706,565
Initial Class shares
Net assets	$83,925,421
Shares outstanding	5,352,937
Net asset value per share		$15.68
Service Class shares
Net assets	$176,011,504
Shares outstanding	11,353,628
Net asset value per share		$15.50

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$6,400,217
Interest	284,538
Foreign taxes withheld	(650,906)
Total investment income		$6,033,849
Expenses
Management fee	$1,249,487
Distribution fees	231,442
Administrative services fee	34,285
Trustees’ compensation	16,316
Custodian fee	161,501
Shareholder communications	18,746
Auditing fees	22,953
Legal fees	2,994
Miscellaneous	31,417
Total expenses		$1,769,141
Fees paid indirectly	(225)
Net expenses		$1,768,916
Net investment income		$4,264,933
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $310,896 country tax)	$1,642,915
Foreign currency transactions	4,315
Net realized gain (loss) on investments and foreign currency transactions		$1,647,230
Change in unrealized appreciation (depreciation)
Investments (net of $409,212 decrease in deferred country tax)	$(34,350,577)
Translation of assets and liabilities in foreign currencies	(1,943)
Net unrealized gain (loss) on investments and foreign currency translation		$(34,352,520)
Net realized and unrealized gain (loss) on investments and foreign currency		$(32,705,290)
Change in net assets from operations		$(28,440,357)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$4,264,933	$4,003,869
Net realized gain (loss) on investments and foreign currency transactions	1,647,230	34,746,459
Net unrealized gain (loss) on investments and foreign currency translation	(34,352,520)	(2,095,000)
Change in net assets from operations	$(28,440,357)	$36,655,328
Distributions declared to shareholders
From net investment income
Initial Class	$(1,388,519)	$(1,348,290)
Service Class	(2,403,332)	(1,714,493)
From net realized gain on investments
Initial Class	(11,353,704)	(13,244,493)
Service Class	(23,450,266)	(19,773,948)
Total distributions declared to shareholders	$(38,595,821)	$(36,081,224)
Change in net assets from fund share transactions	$16,239,135	$34,657,431
Total change in net assets	$(50,797,043)	$35,231,535
Net assets
At beginning of period	310,733,968	275,502,433
At end of period (including undistributed net investment income of $4,241,723 and $3,768,641, respectively)	$259,936,925	$310,733,968

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$19.92		$19.94	$16.74	$14.48	$12.01	$9.03
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.30	$0.22	$0.17	$0.14	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.89)		2.21	4.30	2.21	2.39	2.96
Total from investment operations	$(1.60)		$2.51	$4.52	$2.38	$2.53	$3.04
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.23)	$(0.21)	$(0.12)	$(0.06)	$(0.06)
From net realized gain on investments	(2.35)		(2.30)	(1.11)	—	—	—
Total distributions declared to shareholders	$(2.64)		$(2.53)	$(1.32)	$(0.12)	$(0.06)	$(0.06)
Net asset value, end of period	$15.68		$19.92	$19.94	$16.74	$14.48	$12.01
Total return (%) (k)(s)	(9.27	)(n)	13.15	27.47	16.56	21.20	33.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	(a)	1.06	1.13	1.12	1.10	1.30
Net investment income	3.20	(a)	1.51	1.23	1.11	1.11	0.83
Portfolio turnover	37		68	80	83	102	97
Net assets at end of period (000 Omitted)	$83,925		$108,167	$119,534	$95,752	$86,526	$74,262

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$19.70		$19.77	$16.61	$14.39	$11.95	$9.00
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.23	$0.16	$0.12	$0.10	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.88)		2.20	4.29	2.19	2.39	2.96
Total from investment operations	$(1.61)		$2.43	$4.45	$2.31	$2.49	$2.99
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.20)	$(0.18)	$(0.09)	$(0.05)	$(0.04)
From net realized gain on investments	(2.35)		(2.30)	(1.11)	—	—	—
Total distributions declared to shareholders	$(2.59)		$(2.50)	$(1.29)	$(0.09)	$(0.05)	$(0.04)
Net asset value, end of period	$15.50		$19.70	$19.77	$16.61	$14.39	$11.95
Total return (%) (k)(s)	(9.40	)(n)	12.81	27.25	16.19	20.96	33.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.36	(a)	1.31	1.38	1.37	1.36	1.57
Net investment income	3.01	(a)	1.19	0.89	0.78	0.78	0.33
Portfolio turnover	37		68	80	83	102	97
Net assets at end of period (000 Omitted)	$176,012		$202,567	$155,969	$90,076	$61,087	$27,282

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$112,095,498	$166,988,838	$—	$279,084,336
Other Financial Instruments	$—	$—	$—	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of

13

Notes to Financial Statements (unaudited) – continued

the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the fund’s investment in passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$16,507,896
Long-term capital gain	19,573,328
Total distributions	$36,081,224

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$268,102,184
Gross appreciation	32,429,101
Gross depreciation	(21,446,949)
Net unrealized appreciation (depreciation)	$10,982,152
As of 12/31/07
Undistributed ordinary income	$14,454,258
Undistributed long-term capital gain	24,126,380
Other temporary differences	(422,505)
Net unrealized appreciation (depreciation)	44,767,484

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.10% for the Initial Class shares and 1.35% for the Service Class shares, based on the average daily net assets of each share class. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

14

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0247% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,019 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $103,896,765 and $119,331,226, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	54,561	$964,559	259,829	$5,250,023
Service Class	314,916	5,506,849	1,993,622	39,073,516
	369,477	$6,471,408	2,253,451	$44,323,539
Shares issued to shareholders in reinvestment of distributions
Initial Class	735,694	$12,742,223	765,222	$14,592,782
Service Class	1,509,259	25,853,598	1,137,556	21,488,442
	2,244,953	$38,595,821	1,902,778	$36,081,224
Shares reacquired
Initial Class	(867,057)	$(15,516,432)	(1,589,072)	$(31,360,976)
Service Class	(750,616)	(13,311,662)	(742,158)	(14,386,356)
	(1,617,673)	$(28,828,094)	(2,331,230)	$(45,747,332)
Net change
Initial Class	(76,802)	$(1,809,650)	(564,021)	$(11,518,171)
Service Class	1,073,559	18,048,785	2,389,020	46,175,602
	996,757	$16,239,135	1,824,999	$34,657,431

15

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $756 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS
INVESTMENT MANAGEMENT

MFS® Research Portfolio
(formerly Research Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
RES-SEM

MFS® RESEARCH PORTFOLIO

(formerly Research Series)

Note to shareholders: Effective October 6, 2008 the fund’s name will be MFS® Global Research Portfolio.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Merck & Co., Inc.	3.0%
Chevron Corp.	2.3%
Danaher Corp.	2.3%
JPMorgan Chase & Co.	2.2%
PepsiCo, Inc.	2.2%
Google, Inc., “A”	2.0%
International Business Machines Corp.	2.0%
Philip Morris International, Inc.	2.0%
AT&T, Inc.	2.0%
Exxon Mobil Corp.	1.8%

Equity sectors
Technology	14.3%
Financial Services	14.2%
Energy	14.1%
Health Care	11.6%
Utilities & Communications	8.9%
Consumer Staples	8.0%
Retailing	7.2%
Industrial Goods & Services	6.3%
Basic Materials	5.3%
Special Products & Services	3.5%
Autos & Housing	2.4%
Leisure	2.4%
Transportation	1.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.85%	$1,000.00	$906.25	$4.03
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
Service Class	Actual	1.10%	$1,000.00	$905.17	$5.21
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 1.9%
Lockheed Martin Corp.	25,600	$2,525,696
United Technologies Corp.	33,000	2,036,100

		$4,561,796

Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	36,840	$2,196,032

Automotive – 1.1%
Bayerische Motoren Werke AG	23,480	$1,127,226
Johnson Controls, Inc.	56,330	1,615,544

		$2,742,770

Biotechnology – 1.7%
Genentech, Inc. (a)	13,840	$1,050,456
Genzyme Corp. (a)	44,420	3,199,129

		$4,249,585

Broadcasting – 1.5%
Grupo Televisa S.A., ADR	25,920	$612,230
Omnicom Group, Inc.	27,170	1,219,390
Walt Disney Co.	59,390	1,852,968

		$3,684,588

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	17,120	$1,541,827
Deutsche Boerse AG	8,340	936,099
Goldman Sachs Group, Inc.	8,180	1,430,682
Invesco Ltd.	80,350	1,926,793

		$5,835,401

Business Services – 1.8%
Satyam Computer Services Ltd., ADR (l)	62,520	$1,532,990
Visa, Inc., “A”	22,710	1,846,550
Western Union Co.	40,900	1,011,048

		$4,390,588

Cable TV – 0.6%
Comcast Corp., “Special A” (l)	32,525	$610,169
Time Warner Cable, Inc. (a)(l)	28,150	745,412

		$1,355,581

Chemicals – 1.5%
PPG Industries, Inc.	43,100	$2,472,647
Rohm & Haas Co. (l)	26,830	1,245,985

		$3,718,632

Computer Software – 2.3%
Oracle Corp. (a)	124,080	$2,605,680
Salesforce.com, Inc. (a)	21,780	1,486,049
VeriSign, Inc. (a)	38,730	1,463,994

		$5,555,723

Computer Software – Systems – 3.4%
Apple, Inc. (a)	19,340	$3,238,290
International Business Machines Corp.	41,880	4,964,036

		$8,202,326

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 1.2%
Siemens AG	26,730	$2,961,076

Construction – 1.3%
Pulte Homes, Inc. (l)	137,980	$1,328,747
Stanley Works (l)	39,030	1,749,715

		$3,078,462

Consumer Goods & Services – 1.7%
ITT Educational Services, Inc. (a)(l)	14,660	$1,211,356
Procter & Gamble Co.	48,740	2,963,879

		$4,175,235

Electrical Equipment – 2.3%
Danaher Corp.	71,940	$5,560,962

Electronics – 4.1%
Applied Materials, Inc.	93,010	$1,775,561
Flextronics International Ltd. (a)	189,950	1,785,530
Intel Corp.	204,280	4,387,934
SanDisk Corp. (a)	110,080	2,058,496

		$10,007,521

Energy – Independent – 3.3%
Apache Corp.	26,020	$3,616,780
Chesapeake Energy Corp. (l)	17,300	1,141,108
CONSOL Energy, Inc.	11,420	1,283,266
XTO Energy, Inc.	27,620	1,892,246

		$7,933,400

Energy – Integrated – 6.9%
Chevron Corp.	56,760	$5,626,619
Exxon Mobil Corp.	50,050	4,410,907
Hess Corp.	19,470	2,456,919
Marathon Oil Corp.	37,760	1,958,611
Royal Dutch Shell PLC, ADR	15,900	1,299,189
TOTAL S.A., ADR	12,460	1,062,464

		$16,814,709

Engineering – Construction – 1.1%
Fluor Corp.	13,900	$2,586,512

Food & Beverages – 4.3%
Dean Foods Co. (a)(l)	72,410	$1,420,684
General Mills, Inc.	22,640	1,375,833
Kellogg Co.	17,580	844,192
Nestle S.A.	35,280	1,596,671
PepsiCo, Inc.	82,440	5,242,360

		$10,479,740

Food & Drug Stores – 1.6%
CVS Caremark Corp.	95,990	$3,798,324

Gaming & Lodging – 0.3%
International Game Technology	24,560	$613,509

General Merchandise – 3.2%
Family Dollar Stores, Inc. (l)	98,820	$1,970,471
Kohl’s Corp. (a)	56,960	2,280,678
Wal-Mart Stores, Inc.	61,600	3,461,920

		$7,713,069

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 1.7%
CIGNA Corp.	68,440	$2,422,092
WellPoint, Inc. (a)	33,720	1,607,095

		$4,029,187

Insurance – 4.0%
Chubb Corp.	32,020	$1,569,300
Genworth Financial, Inc., “A”	66,130	1,177,775
Hartford Financial Services Group, Inc.	15,110	975,653
MetLife, Inc.	78,990	4,168,302
Prudential Financial, Inc.	31,370	1,874,044

		$9,765,074

Internet – 2.0%
Google, Inc., “A” (a)	9,430	$4,964,141

Machinery & Tools – 1.0%
Cummins, Inc.	18,180	$1,191,154
GEA Group AG	38,410	1,352,592

		$2,543,746

Major Banks – 7.3%
Bank of America Corp.	123,610	$2,950,571
Bank of New York Mellon Corp.	89,646	3,391,308
JPMorgan Chase & Co.	158,950	5,453,575
State Street Corp.	64,490	4,126,715
Wells Fargo & Co.	71,700	1,702,875

		$17,625,044

Medical & Health Technology & Services – 0.8%
DaVita, Inc. (a)	19,560	$1,039,223
VCA Antech, Inc. (a)	32,520	903,406

		$1,942,629

Medical Equipment – 2.0%
Boston Scientific Corp. (a)	149,760	$1,840,551
Zimmer Holdings, Inc. (a)	43,260	2,943,843

		$4,784,394

Metals & Mining – 2.5%
BHP Billiton PLC	61,030	$2,345,946
Century Aluminum Co. (a)(l)	19,920	1,324,481
Cleveland-Cliffs, Inc.	11,250	1,340,888
Uranium One, Inc. (a)	228,430	1,077,447

		$6,088,762

Natural Gas – Distribution – 1.5%
Questar Corp.	25,500	$1,811,520
Sempra Energy	32,760	1,849,302

		$3,660,822

Natural Gas – Pipeline – 1.1%
El Paso Corp. (l)	43,520	$946,125
Williams Cos., Inc.	44,010	1,774,043

		$2,720,168

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.5%
Juniper Networks, Inc. (a)	51,600	$1,144,488
Nokia Corp., ADR	105,810	2,592,345
Research in Motion Ltd. (a)	20,167	2,357,522

		$6,094,355

Oil Services – 3.9%
Halliburton Co.	65,010	$3,450,081
National Oilwell Varco, Inc. (a)	16,970	1,505,578
Noble Corp.	23,600	1,533,056
Schlumberger Ltd.	27,550	2,959,697

		$9,448,412

Other Banks & Diversified Financials – 0.5%
American Express Co.	32,360	$1,219,001

Pharmaceuticals – 5.4%
Abbott Laboratories	30,590	$1,620,352
Merck & Co., Inc.	193,890	7,307,714
Schering-Plough Corp.	212,130	4,176,840

		$13,104,906

Specialty Chemicals – 1.3%
Linde AG	8,140	$1,141,641
Praxair, Inc.	21,400	2,016,736

		$3,158,377

Specialty Stores – 1.5%
Nordstrom, Inc. (l)	65,490	$1,984,347
O’Reilly Automotive, Inc. (a)	37,020	827,397
Tiffany & Co.	20,900	851,675

		$3,663,419

Telecommunications – Wireless – 0.6%
Rogers Communications, Inc., “B”	35,220	$1,362,627

Telephone Services – 2.7%
AT&T, Inc.	142,610	$4,804,531
Embarq Corp.	16,630	786,100
Verizon Communications, Inc.	28,310	1,002,174

		$6,592,805

Tobacco – 2.5%
Lorillard, Inc. (a)	18,390	$1,271,852
Philip Morris International, Inc.	99,010	4,890,104

		$6,161,956

Trucking – 1.1%
FedEx Corp.	35,150	$2,769,469

Utilities – Electric Power – 3.0%
American Electric Power Co., Inc.	47,360	$1,905,293
FPL Group, Inc.	11,390	746,956
NRG Energy, Inc. (a)	35,920	1,540,968
PG&E Corp. (l)	40,250	1,597,523
PPL Corp.	27,160	1,419,653

		$7,210,393

Total Common Stocks (Identified Cost, $252,961,685)		$241,125,228

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS – 0.7%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,795,000	$1,795,000

COLLATERAL FOR SECURITIES LOANED – 5.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	14,188,416	$14,188,416

Total Investments (Identified Cost, $268,945,101)		$257,108,644

OTHER ASSETS, LESS LIABILITIES – (5.9)%		(14,305,240)

Net Assets – 100.0%		$242,803,404

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $14,742,111 of securities on loan (identified cost, $268,945,101)	$257,108,644
Cash	1,558
Receivable for investments sold	4,083,972
Receivable for fund shares sold	3,090
Interest and dividends receivable	290,616
Other assets	4,886
Total assets		$261,492,766
Liabilities
Payable for investments purchased	$3,850,987
Payable for fund shares reacquired	559,159
Collateral for securities loaned, at value (c)	14,188,416
Payable to affiliates
Management fee	19,993
Distribution fees	726
Administrative services fee	660
Payable for trustees’ compensation	5,459
Accrued expenses and other liabilities	63,962
Total liabilities		$18,689,362
Net assets		$242,803,404
Net assets consist of
Paid-in capital	$396,294,339
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,836,704)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(142,895,879)
Undistributed net investment income	1,241,648
Net assets		$242,803,404
Shares of beneficial interest outstanding		12,815,173
Initial Class shares
Net assets	$216,470,958
Shares outstanding	11,418,015
Net asset value per share		$18.96
Service Class shares
Net assets	$26,332,446
Shares outstanding	1,397,158
Net asset value per share		$18.85

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$2,352,806
Interest	102,023
Foreign taxes withheld	(50,897)
Total investment income		$2,403,932
Expenses
Management fee	$988,092
Distribution fees	34,410
Administrative services fee	32,559
Trustees’ compensation	15,512
Custodian fee	37,849
Shareholder communications	10,776
Auditing fees	20,458
Legal fees	2,994
Miscellaneous	15,339
Total expenses		$1,157,989
Fees paid indirectly	(645)
Net expenses		$1,157,344
Net investment income		$1,246,588
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,226,449
Written option transactions	72,113
Foreign currency transactions	2,195
Net realized gain (loss) on investments and foreign currency transactions		$3,300,757
Change in unrealized appreciation (depreciation)
Investments	$(31,598,360)
Translation of assets and liabilities in foreign currencies	(472)
Net unrealized gain (loss) on investments and foreign currency translation		$(31,598,832)
Net realized and unrealized gain (loss) on investments and foreign currency		$(28,298,075)
Change in net assets from operations		$(27,051,487)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$1,246,588	$1,485,289
Net realized gain (loss) on investments and foreign currency transactions	3,300,757	46,675,729
Net unrealized gain (loss) on investments and foreign currency translation	(31,598,832)	(7,247,526)
Change in net assets from operations	$(27,051,487)	$40,913,492
Distributions declared to shareholders
From net investment income
Initial Class	$(1,382,002)	$(2,461,746)
Service Class	(91,374)	(182,290)
Total distributions declared to shareholders	$(1,473,376)	$(2,644,036)
Change in net assets from fund share transactions	$(25,720,720)	$(80,293,145)
Total change in net assets	$(54,245,583)	$(42,023,689)
Net assets
At beginning of period	297,048,987	339,072,676
At end of period (including undistributed net investment income of $1,241,648 and $1,468,436, respectively)	$242,803,404	$297,048,987

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$21.04		$18.73	$17.04	$15.88	$13.84		$11.14
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.13	$0.09	$0.08		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(2.06)		2.37	1.67	1.16	2.09		2.69
Total from investment operations	$(1.96)		$2.47	$1.80	$1.25	$2.17		$2.80
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.11)	$(0.09)	$(0.13)		$(0.10)
Net asset value, end of period	$18.96		$21.04	$18.73	$17.04	$15.88		$13.84
Total return (%) (k)(s)	(9.37	)(n)	13.24	10.62	7.94	15.83	(b)	25.32	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.85	(a)	0.83	0.82	0.83	0.80		0.80
Net investment income	0.97	(a)	0.48	0.76	0.57	0.53		0.93
Portfolio turnover	56		84	87	92	118		124
Net assets at end of period (000 Omitted)	$216,471		$268,217	$309,757	$366,831	$432,318		$466,139

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$20.89		$18.60	$16.93	$15.78	$13.77		$11.09
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.05	$0.09	$0.05	$0.04		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(2.05)		2.36	1.65	1.16	2.08		2.68
Total from investment operations	$(1.98)		$2.41	$1.74	$1.21	$2.12		$2.76
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.12)	$(0.07)	$(0.06)	$(0.11)		$(0.08)
Net asset value, end of period	$18.85		$20.89	$18.60	$16.93	$15.78		$13.77
Total return (%) (k)(s)	(9.48	)(n)	12.97	10.32	7.71	15.54	(b)	25.01	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.10	(a)	1.08	1.07	1.09	1.05		1.05
Net investment income	0.73	(a)	0.23	0.54	0.33	0.30		0.67
Portfolio turnover	56		84	87	92	118		124
Net assets at end of period (000 Omitted)	$26,332		$28,832	$29,316	$28,039	$25,315		$16,010

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.52%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$231,260,647	$25,847,997	$—	$257,108,644
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

13

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	460	93,256
Options closed	(460)	(93,256)
Outstanding, end of period	—	$—

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $14,742,111. These loans were collateralized by cash of $14,188,416 and U.S. Treasury obligations of $931,144.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

14

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash loss sale deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$2,644,036

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$269,391,477
Gross appreciation	17,443,415
Gross depreciation	(29,726,248)
Net unrealized appreciation (depreciation)	$(12,282,833)
As of 12/31/07
Undistributed ordinary income	$1,468,436
Capital loss carryforwards	(145,735,638)
Other temporary differences	(14,396)
Net unrealized appreciation (depreciation)	19,315,526

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(145,735,638)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

15

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0247% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $976 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $148,044,664 and $173,461,069, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	34,131	$671,747	53,557	$1,057,398
Service Class	113,453	2,171,015	97,661	1,929,400
	147,584	$2,842,762	151,218	$2,986,798
Shares issued to shareholders in reinvestment of distributions
Initial Class	66,506	$1,382,002	121,149	$2,461,746
Service Class	4,421	91,374	9,020	182,290
	70,927	$1,473,376	130,169	$2,644,036
Shares reacquired
Initial Class	(1,429,328)	$(28,070,102)	(3,963,323)	$(79,821,096)
Service Class	(100,790)	(1,966,756)	(302,401)	(6,102,883)
	(1,530,118)	$(30,036,858)	(4,265,724)	$(85,923,979)
Net change
Initial Class	(1,328,691)	$(26,016,353)	(3,788,617)	$(76,301,952)
Service Class	17,084	295,633	(195,720)	(3,991,193)
	(1,311,607)	$(25,720,720)	(3,984,337)	$(80,293,145)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $685 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

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MFS INVESTMENT MANAGEMENT

MFS® Strategic Income Portfolio

(formerly Strategic Income Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

(formerly Strategic Income Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	32.2%
High Grade Corporates	23.6%
Non-U.S. Government Bonds	23.1%
Emerging Market Bonds	6.8%
Commercial Mortgage-Backed Securities	4.2%
U.S. Government Agencies	3.3%
Floating Rate Loans	2.4%
Mortgage-Backed Securities	2.2%
Asset-Backed Securities	0.7%
Collateralized Debt Obligations	0.5%
U.S. Treasury Securities (o)	0.0%

Credit quality of bonds (r)
AAA	23.2%
AA	8.4%
A	11.1%
BBB	18.5%
BB	12.0%
B	19.4%
CCC	5.9%
D (o)	0.0%
Not Rated	1.5%

Portfolio facts
Average Duration (d)(i)	5.0
Average Life (i)(m)	7.6 yrs.
Average Maturity (i)(m)	10.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	59.9%
Japan	7.1%
Germany	4.8%
France	3.5%
Netherlands	3.4%
United Kingdom	3.1%
Spain	2.3%
Canada	2.2%
Ireland	1.8%
Other Countries	11.9%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.90%	$1,000.00	$994.47	$4.46
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.15%	$1,000.00	$993.36	$5.70
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.3%
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$110,000	$110,000
Vought Aircraft Industries, Inc., 8%, 2011	160,000	148,800

		$258,800

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014	$126,000	$95,760

Asset Backed & Securitized – 5.4%
Falcon Franchise Loan LLC, FRN, 3.01%, 2023 (i)(n)	$621,411	$48,499
Anthracite Ltd., CDO, 6%, 2037 (z)	200,000	84,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	200,000	70,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.28%, 2040 (z)	250,000	191,740
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	212,119	210,793
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	137,802	141,568
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	7,058	7,005
Crest Ltd., CDO, 7%, 2040	270,000	140,206
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	250,000	258,623
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	265,000	258,341
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	149,570
Falcon Franchise Loan LLC, FRN, 3.42%, 2025 (i)(z)	696,904	71,759
First Union-Lehman Brothers Bank of America, FRN, 0.55%, 2035 (i)	3,150,983	51,533
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	116,019	120,631
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	350,000	324,236
Morgan Stanley Capital I, Inc., FRN, 1.46%, 2039 (i)(n)	2,662,489	72,178
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013 (z)	411,000	329,720
Salomon Brothers Mortgage Securities, Inc., FRN, 7.272%, 2032 (z)	530,129	564,099

		$3,094,501

Automotive – 1.0%
Allison Transmission, Inc., 11%, 2015 (n)	$150,000	$134,250
Ford Motor Credit Co. LLC, 12%, 2015	200,000	175,933
Ford Motor Credit Co. LLC, 8%, 2016	100,000	72,676
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	70,000	61,630
General Motors Corp., 8.375%, 2033	107,000	63,398
Johnson Controls, Inc., 5.25%, 2011	60,000	60,677

		$568,564

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 2.5%
Allbritton Communications Co., 7.75%, 2012	$116,000	$112,810
CanWest MediaWorks LP, 9.25%, 2015 (n)	85,000	69,275
DIRECTV Holdings LLC, 7.625%, 2016 (z)	110,000	108,350
Grupo Televisa S.A., 8.5%, 2032	7,000	8,139
Lamar Media Corp., 6.625%, 2015	115,000	104,650
Lamar Media Corp., “C”, 6.625%, 2015	70,000	63,700
LBI Media, Inc., 8.5%, 2017 (n)	75,000	57,750
Liberty Media Corp., 5.7%, 2013	131,000	117,399
LIN TV Corp., 6.5%, 2013	165,000	150,975
Local TV Finance LLC, 9.25%, 2015 (n)(p)	120,000	93,600
Newport Television LLC, 13%, 2017 (n)(p)	110,000	96,800
News America, Inc., 6.4%, 2035	220,000	208,190
Nexstar Broadcasting Group, Inc., 7%, 2014	120,000	104,400
Univision Communications, Inc., 9.75%, 2015 (n)(p)	205,000	150,675

		$1,446,713

Brokerage & Asset Managers – 0.7%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$180,000	$166,521
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	83,397
Nuveen Investments, Inc., 10.5%, 2015 (n)	195,000	179,888

		$429,806

Building – 1.5%
American Standard Cos., Inc., 7.625%, 2010	$225,000	$235,957
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	50,000	33,000
Building Materials Corp. of America, 7.75%, 2014	80,000	65,600
Lafarge S.A., 6.15%, 2011	330,000	331,925
Nortek Holdings, Inc., 10%, 2013 (n)	50,000	47,750
Nortek Holdings, Inc., 8.5%, 2014	90,000	57,600
Ply Gem Industries, Inc., 9%, 2012	135,000	79,313

		$851,145

Business Services – 0.2%
SunGard Data Systems, Inc., 10.25%, 2015	$136,000	$136,680

Cable TV – 1.8%
CCH I Holdings LLC, 11%, 2015	$85,000	$63,006
CCH II Holdings LLC, 10.25%, 2010	180,000	174,150
CCO Holdings LLC, 8.75%, 2013	255,000	234,600
CSC Holdings, Inc., 6.75%, 2012	90,000	84,600
Mediacom LLC, 9.5%, 2013	95,000	89,538
NTL Cable PLC, 9.125%, 2016	100,000	93,750
TCI Communications, Inc., 9.8%, 2012	245,000	276,168

		$1,015,812

Chemicals – 1.6%
Innophos, Inc., 8.875%, 2014	$100,000	$100,000
Koppers Holdings, Inc., 9.875%, 2013	90,000	94,500
Momentive Performance Materials, Inc., 9.75%, 2014	35,000	29,925
Momentive Performance Materials, Inc., 11.5%, 2016	120,000	89,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Nalco Co., 7.75%, 2011	$115,000	$115,000
Nalco Co., 8.875%, 2013	105,000	107,625
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014	115,000	105,800
Yara International A.S.A., 5.25%, 2014 (n)	310,000	302,092

		$944,342

Computer Software – 0.2%
First Data Corp., 9.875%, 2015 (n)	$115,000	$100,050

Construction – 0.4%
Lennar Corp., 5.125%, 2010	$270,000	$234,900

Consumer Goods & Services – 1.7%
Fortune Brands, Inc., 5.125%, 2011	$244,000	$242,703
Jarden Corp., 7.5%, 2017	35,000	30,450
KAR Holdings, Inc., 10%, 2015	60,000	50,400
Service Corp. International, 7%, 2017	135,000	128,925
Service Corp. International, 7.625%, 2018	107,000	106,733
Western Union Co., 5.4%, 2011	440,000	437,602

		$996,813

Containers – 1.1%
Crown Americas LLC, 7.75%, 2015	$145,000	$145,000
Graham Packaging Co. LP, 9.875%, 2014	80,000	70,800
Greif, Inc., 6.75%, 2017	220,000	212,300
Owens-Brockway Glass Container, Inc., 8.25%, 2013	200,000	205,000

		$633,100

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$312,000	$299,071

Electronics – 0.3%
Avago Technologies Finance, 11.875%, 2015	$40,000	$43,000
Flextronics International Ltd., 6.25%, 2014	115,000	107,525
Spansion LLC, 11.25%, 2016 (n)	80,000	49,600

		$200,125

Emerging Market Quasi-Sovereign – 1.5%
Banco Nacional de Desenvolvimento Economico e Social-BNDES, 6.369%, 2018 (n)	$100,000	$99,500
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	124,000	119,245
National Power Corp., FRN, 6.888%, 2011	93,000	98,340
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	316,000	312,050
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	242,770

		$871,905

Emerging Market Sovereign – 1.8%
Federative Republic of Brazil, 8%, 2018	$32,000	$35,536
Gabonese Republic, 8.2%, 2017 (n)	225,000	234,000
Republic of Argentina, FRN, 3.092%, 2012	218,125	183,602
Republic of Colombia, 7.375%, 2017	258,000	279,672
Republic of Indonesia, 7.75%, 2038 (n)	100,000	94,000
Republic of Panama, 7.25%, 2015	5,000	5,375

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – continued
Republic of Philippines, 9.375%, 2017	$66,000	$76,395
Republic of Uruguay, 8%, 2022	100,000	106,750

		$1,015,330

Energy – Independent – 2.6%
Chaparral Energy, Inc., 8.875%, 2017	$80,000	$69,400
Chesapeake Energy Corp., 6.375%, 2015	100,000	94,500
Forest Oil Corp., 7.25%, 2019	70,000	67,200
Hilcorp Energy I LP, 7.75%, 2015 (n)	105,000	100,800
Hilcorp Energy I LP, 9%, 2016 (n)	80,000	81,400
Mariner Energy, Inc., 8%, 2017	65,000	62,888
Newfield Exploration Co., 6.625%, 2014	95,000	89,300
Nexen, Inc., 6.4%, 2037	280,000	265,114
OPTI Canada, Inc., 8.25%, 2014	150,000	149,250
Plains Exploration & Production Co., 7%, 2017	210,000	201,600
Quicksilver Resources, Inc., 7.125%, 2016	160,000	149,000
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	40,000	41,000
SandRidge Energy, Inc., 8%, 2018 (n)	60,000	60,300
Southwestern Energy Co., 7.5%, 2018 (n)	55,000	56,590

		$1,488,342

Entertainment – 0.6%
AMC Entertainment, Inc., 11%, 2016	$65,000	$64,350
Marquee Holdings, Inc., 12%, 2014	55,000	43,175
Time Warner, Inc., 6.5%, 2036	20,000	17,804
Turner Broadcasting System, Inc., 8.375%, 2013	185,000	198,812

		$324,141

Financial Institutions – 1.7%
American Express Centurion Bank, 5.2%, 2010	$250,000	$250,352
General Motors Acceptance Corp., 6.875%, 2011	89,000	63,953
General Motors Acceptance Corp., 8%, 2031	98,000	63,757
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	300,000	242,846
ORIX Corp., 5.48%, 2011	380,000	351,409
Residential Capital LLC, 9.625%, 2015 (z)	5,000	2,425

		$974,742

Food & Beverages – 1.8%
B&G Foods, Inc., 8%, 2011	$80,000	$78,600
Dean Foods Co., 7%, 2016	95,000	82,413
Del Monte Corp., 6.75%, 2015	90,000	85,725
Kraft Foods, Inc., 6.125%, 2018	170,000	164,631
Michael Foods, Inc., 8%, 2013	110,000	108,350
Miller Brewing Co., 5.5%, 2013 (n)	330,000	337,255
Tyson Foods, Inc., 6.85%, 2016	170,000	154,486

		$1,011,460

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017	$43,000	$42,293

Forest & Paper Products – 1.8%
Buckeye Technologies, Inc., 8%, 2010	$23,000	$23,000
Buckeye Technologies, Inc., 8.5%, 2013	255,000	253,725
Georgia-Pacific Corp., 7.125%, 2017 (n)	60,000	56,400
Georgia-Pacific Corp., 8%, 2024	35,000	32,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – continued
Graphic Packaging International Corp., 9.5%, 2013		$55,000	$52,525
International Paper Co., 7.95%, 2018		90,000	89,499
JSG Funding PLC, 7.75%, 2015	EUR	130,000	180,186
Millar Western Forest Products Ltd., 7.75%, 2013		$125,000	81,250
NewPage Holding Corp., 10%, 2012		50,000	50,625
Smurfit-Stone Container Corp., 8%, 2017		75,000	60,000
Stora Enso Oyj, 6.404%, 2016 (n)		160,000	139,609

			$1,019,194

Gaming & Lodging – 2.9%
Firekeepers Development Authority, 13.875%, 2015 (z)		$125,000	$122,188
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		170,000	110,500
Harrah’s Operating Co., Inc., 5.5%, 2010		60,000	53,625
Harrah’s Operating Co., Inc., 5.375%, 2013		25,000	15,313
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		185,000	153,550
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		125,000	91,875
MGM Mirage, 8.375%, 2011		350,000	337,750
MGM Mirage, 6.75%, 2013		90,000	77,625
Pinnacle Entertainment, Inc., 7.5%, 2015		140,000	107,100
Scientific Games Corp., 6.25%, 2012		185,000	177,138
Station Casinos, Inc., 6%, 2012		20,000	15,900
Station Casinos, Inc., 6.5%, 2014		215,000	123,625
Station Casinos, Inc., 6.875%, 2016		140,000	76,475
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		200,000	124,500
Wyndham Worldwide Corp., 6%, 2016		90,000	79,476
Wynn Las Vegas LLC, 6.625%, 2014		25,000	22,875

			$1,689,515

Industrial – 0.9%
Blount, Inc., 8.875%, 2012		$165,000	$165,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	35,000	53,473
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$165,000	166,650
Steelcase, Inc., 6.5%, 2011		146,000	148,047

			$533,170

Insurance – 1.8%
Allianz AG, 5.5% to 2014, FRN to 2049	EU	R 248,000	$359,362
American International Group, Inc., 6.25%, 2037		$240,000	187,864
Hartford Financial Services Group, Inc., 8.125%, 2038		110,000	107,058
ING Groep N.V., 5.775% to 2015, FRN to 2049		490,000	406,689

			$1,060,973

Insurance – Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$375,000	$356,128
USI Holdings Corp., 9.75%, 2015 (n)		75,000	64,500

			$420,628

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	120,000	$120,778

International Market Sovereign – 21.9%
Federal Republic of Germany, 5.25%, 2010	EUR	583,000	$928,319
Federal Republic of Germany, 3.75%, 2015	EUR	247,000	369,508
Federal Republic of Germany, 6.25%, 2030	EUR	296,000	543,784
Government of Canada, 4.5%, 2015	CAD	203,000	210,546
Government of Canada, 5.75%, 2033	CAD	53,000	65,325
Government of Japan, 1.5%, 2012	JPY	72,000,000	690,614
Government of Japan, 1.3%, 2014	JPY	121,000,000	1,141,119
Government of Japan, 1.7%, 2017	JPY	90,000,000	862,900
Government of Japan, 2.2%, 2027	JPY	52,000,000	492,040
Government of Japan, 2.4%, 2037	JPY	30,000,000	282,617
Kingdom of Denmark, 4%, 2015	DKK	1,069,000	212,661
Kingdom of Netherlands, 3.75%, 2009	EUR	752,000	1,173,287
Kingdom of Netherlands, 3.75%, 2014	EUR	68,000	101,517
Kingdom of Spain, 5.35%, 2011	EUR	645,000	1,030,232
Kingdom of Sweden, 4.5%, 2015	SEK	650,000	107,336
Republic of Austria, 4.65%, 2018	EUR	489,000	760,403
Republic of France, 4.75%, 2012	EUR	105,000	164,907
Republic of France, 5%, 2016	EUR	270,000	431,375
Republic of France, 6%, 2025	EUR	133,000	232,577
Republic of France, 4.75%, 2035	EUR	496,000	751,125
Republic of Ireland, 4.6%, 2016	EUR	552,000	853,161
United Kingdom Treasury, 8%, 2015	GBP	268,000	622,599
United Kingdom Treasury, 8%, 2021	GBP	86,000	215,590
United Kingdom Treasury, 4.25%, 2036	GBP	183,000	336,485

			$12,580,027

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$350,000	$340,487
Case New Holland, Inc., 7.125%, 2014		95,000	93,100

			$433,587

Major Banks – 2.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$358,952
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	93,808
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	90,426
Natixis S.A., 10% to 2018, FRN to 2049 (z)		200,000	199,606
Royal Bank of Scotland Group PLC, 9.118%, 2049		207,000	208,585
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		290,000	297,347
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042		320,000	217,600

			$1,466,324

Medical & Health Technology & Services – 3.9%
Biomet, Inc., 10%, 2017		$90,000	$96,075
Biomet, Inc., 11.625%, 2017		150,000	159,000
Cardinal Health, Inc., 5.8%, 2016		201,000	196,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Community Health Systems, Inc., 8.875%, 2015	$210,000	$211,313
Cooper Cos., Inc., 7.125%, 2015	105,000	100,800
DaVita, Inc., 7.25%, 2015	285,000	277,163
HCA, Inc., 6.375%, 2015	225,000	186,750
HCA, Inc., 9.25%, 2016	160,000	164,800
Hospira, Inc., 5.55%, 2012	110,000	108,067
Hospira, Inc., 6.05%, 2017	100,000	96,507
McKesson Corp., 5.7%, 2017	90,000	86,545
Owens & Minor, Inc., 6.35%, 2016	170,000	166,972
Psychiatric Solutions, Inc., 7.75%, 2015	105,000	103,950
U.S. Oncology, Inc., 10.75%, 2014	120,000	119,100
Universal Hospital Services, Inc., 8.5%, 2015 (p)	75,000	75,000
Universal Hospital Services, Inc., FRN, 6.302%, 2015	20,000	18,700
VWR Funding, Inc., 10.25%, 2015 (p)	65,000	59,963

		$2,227,425

Metals & Mining – 1.8%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$93,100
FMG Finance Ltd., 10.625%, 2016 (n)	185,000	215,525
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	290,000	305,950
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	125,000	126,233
Peabody Energy Corp., 7.375%, 2016	40,000	39,900
Peabody Energy Corp., “B”, 6.875%, 2013	160,000	160,400
PNA Group, Inc., 10.75%, 2016	80,000	94,000

		$1,035,108

Mortgage Backed – 2.2%
Fannie Mae, 5.5%, 2019-2034	$1,011,205	$1,016,019
Fannie Mae, 6.5%, 2032	218,506	226,832
Fannie Mae, 6%, 2034	9,282	9,418

		$1,252,269

Natural Gas – Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$100,000	$92,750
Inergy LP, 6.875%, 2014	85,000	79,050

		$171,800

Natural Gas – Pipeline – 3.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$50,000	$49,125
Atlas Pipeline Partners LP, 8.75%, 2018 (z)	65,000	64,513
CenterPoint Energy, Inc., 7.875%, 2013	448,000	479,586
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	155,000	156,152
El Paso Corp., 7.25%, 2018	65,000	64,025
Kinder Morgan Energy Partners LP, 6%, 2017	200,000	197,619
Kinder Morgan Finance Corp., 5.35%, 2011	362,000	349,330
Spectra Energy Capital LLC, 8%, 2019	164,000	179,400
TransCapitalInvest Ltd., 5.67%, 2014	140,000	130,936
Williams Partners LP, 7.25%, 2017	95,000	95,000

		$1,765,686

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 2.9%
Cincinnati Bell, Inc., 8.375%, 2014	$120,000	$116,100
Citizens Communications Co., 9.25%, 2011	322,000	333,270
Citizens Communications Co., 9%, 2031	155,000	139,500
Deutsche Telekom International Finance B.V., 8%, 2010	137,000	144,931
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	112,700
Qwest Capital Funding, Inc., 7.25%, 2011	170,000	164,900
Qwest Corp., 8.875%, 2012	70,000	71,400
Qwest Corp., 7.5%, 2014	140,000	134,750
Telecom Italia Capital, 4.875%, 2010	60,000	59,500
Telefonica Europe B.V., 7.75%, 2010	260,000	274,028
Windstream Corp., 8.625%, 2016	100,000	99,750

		$1,650,829

Oil Services – 0.6%
Basic Energy Services, Inc., 7.125%, 2016	$150,000	$145,875
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	100,000	99,675
Weatherford International Ltd., 6.35%, 2017	80,000	81,030

		$326,580

Oils – 0.6%
Premcor Refining Group, Inc., 7.5%, 2015	$310,000	$319,820

Other Banks & Diversified Financials – 2.0%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$175,000	$166,250
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	128,000	128,000
Bosphorus Financial Services Ltd., FRN, 4.476%, 2012 (z)	187,500	180,865
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	86,019
Swedbank AB, 9% to 2010, FRN to 2049 (n)	190,000	192,647
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	236,578
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	167,036

		$1,157,395

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$87,000	$85,011

Printing & Publishing – 1.3%
American Media Operations, Inc., 10.25%, 2009 (z)	$3,818	$3,073
American Media Operations, Inc., “B”, 10.25%, 2009	105,000	84,525
Dex Media West LLC, 9.875%, 2013	283,000	254,700
Idearc, Inc., 8%, 2016	194,000	121,978
Nielsen Finance LLC, 10%, 2014	100,000	100,750
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	195,000	134,063
Quebecor World, Inc., 6.125%, 2013 (d)	55,000	20,075
R.H. Donnelley Corp., 8.875%, 2016	95,000	57,000

		$776,164

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – 0.2%
Panama Canal Railway Co., 7%, 2026 (z)	$100,000	$90,000

Real Estate – 1.0%
ERP Operating LP, REIT, 5.75%, 2017	$150,000	$138,455
Simon Property Group, Inc., REIT, 6.1%, 2016	430,000	420,748

		$559,203

Retailers – 1.0%
Couche-Tard, Inc., 7.5%, 2013	$165,000	$162,938
Limited Brands, Inc., 5.25%, 2014	165,000	139,572
Macy’s Retail Holdings, Inc., 7.875%, 2015	200,000	201,464
Target Corp., 6.5%, 2037	100,000	96,198

		$600,172

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$85,000	$74,375

Supermarkets – 0.5%
Safeway, Inc., 4.95%, 2010	$112,000	$112,725
Safeway, Inc., 6.5%, 2011	160,000	165,481

		$278,206

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$305,000	$303,423

Telecommunications – Wireless – 2.0%
Alltel Corp., 7%, 2012	$123,000	$125,460
MetroPCS Wireless, Inc., 9.25%, 2014	120,000	115,500
Nextel Communications, Inc., 5.95%, 2014	380,000	304,950
Rogers Cable, Inc., 5.5%, 2014	164,000	157,871
Vimpel-Communications, 8.375%, 2013 (z)	100,000	98,583
Vodafone Group PLC, 5.375%, 2015	270,000	262,668
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	106,000	111,300

		$1,176,332

Tobacco – 0.7%
Reynolds American, Inc., 6.75%, 2017	$410,000	$407,863

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024 (p)	$137,737	$152,888

Transportation – Services – 0.1%
Hertz Corp., 8.875%, 2014	$85,000	$77,775

U.S. Government Agencies – 2.7%
Small Business Administration, 4.34%, 2024	$290,508	$276,845
Small Business Administration, 4.77%, 2024	224,922	219,896
Small Business Administration, 5.18%, 2024	422,667	422,774
Small Business Administration, 4.625%, 2025	170,574	163,697
Small Business Administration, 4.86%, 2025	314,394	308,278
Small Business Administration, 5.11%, 2025	163,169	160,666

		$1,552,156

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds, 4.5%, 2036 (f)	$12,000	$11,915

Utilities – Electric Power – 4.1%
Beaver Valley Funding Corp., 9%, 2017	$385,000	$414,695
Dynegy Holdings, Inc., 7.5%, 2015	65,000	59,963
Edison Mission Energy, 7%, 2017	265,000	247,775
Enersis S.A., 7.375%, 2014	182,000	193,314

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – conitnued
FirstEnergy Corp., 6.45%, 2011	$207,000	$212,402
HQI Transelec Chile S.A., 7.875%, 2011	290,000	311,334
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	100,000	103,500
Mirant North America LLC, 7.375%, 2013	145,000	143,731
NRG Energy, Inc., 7.375%, 2016	430,000	404,738
Sierra Pacific Resources, 8.625%, 2014	60,000	62,899
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	235,000	230,300

		$2,384,651

Total Bonds (Identified Cost, $56,609,711)		$54,795,637

FLOATING RATE LOANS (g)(r) – 2.4%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.69%, 2014	$6,814	$6,384
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	156,334	146,465

		$152,849

Automotive – 0.5%
Allison Transmission, Inc., Term Loan B, 5.33%, 2014	87,606	$77,988
Federal-Mogul Corp., Term Loan B, 4.41%, 2014	84,464	70,528
Ford Motor Co., Term Loan B, 5.48%, 2013	48,796	39,269
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	151,928	137,400

		$325,185

Broadcasting – 0.1%
Young Broadcasting, Inc., Term Loan, 5.19%, 2012	61,992	$55,793
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	32,505	29,254

		$85,047

Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.23%, 2013	93,830	$88,992

Computer Software – 0.2%
First Data Corp., Term Loan B-1, 5.26%, 2014	107,813	$98,824

Forest & Paper Products – 0.1%
Abitibi Consolidated, Inc., Term Loan, 11.5%, 2009	32,931	$32,972

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	74,178	$46,732

Medical & Health Technology & Services – 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	1,087	$1,023
Community Health Systems, Inc., Term Loan B, 4.86%, 2014	21,245	19,998
HCA, Inc., Term Loan B, 5.05%, 2013	45,032	42,230

		$63,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Printing & Publishing – 0.2%
Idearc, Inc., Term Loan B, 4.79%, 2014	11,414	$9,100
Tribune Co., Term Loan B, 2014 (o)	128,822	96,777

		$105,877

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.45%, 2013	136,315	$113,057

Telecommunications – Wireless – 0.1%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	56,954	$56,541

Utilities – Electric Power – 0.4%
Calpine Corp., DIP Term Loan, 5.68%, 2009	100,076	$95,517
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	129,610	119,768

		$215,285

Total Floating Rate Loans (Identified Cost, $1,427,371)		$1,384,612

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS – 1.2%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$698,000	$698,000

Total Investments (Identified Cost, $58,735,082)		$56,878,249

OTHER ASSETS, LESS LIABILITIES – 1.1%		620,745

Net Assets – 100.0%		$57,498,994

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,038,938, representing 12.24% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	11/28/07	$3,743	$3,073
Anthracite Ltd., CDO, 6%, 2037	5/14/02	166,873	84,000
Atlas Pipeline Partners LP, 8.75%, 2018	6/24/08	65,000	64,513
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.28%, 2040	3/01/06	250,000	191,740
Bosphorus Financial Services Ltd., FRN, 4.476%, 2012	3/08/05	187,500	180,865
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	213,179	210,793
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	130,811	141,568
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	110,000	108,350
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	258,341
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	229,179	149,570
Falcon Franchise Loan LLC, FRN, 3.42%, 2025	1/29/03	88,443	71,759
Firekeepers Development Authority, 13.875%, 2015	4/22/08	120,658	122,188
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	322,067	324,236
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08	99,499	99,675
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	200,000	199,606
Panama Canal Railway Co., 7%, 2026	10/29/07	100,000	90,000
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013	12/06/04	456,290	329,720
Residential Capital LLC, 9.625%, 2015	6/06/08	2,698	2,425
Salomon Brothers Mortgage Securities, Inc., FRN, 7.272%, 2032	1/07/05	609,048	564,099
Vimpel-Communications, 8.375%, 2013	4/24/08	100,000	98,583
Total Restricted Securities			$3,295,104
% of Net Assets			5.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	CNY	1,278,813	8/21/08	$185,000	$187,753	$2,753
BUY	MXN	764,636	8/11/08	73,559	73,705	146
						$2,899

Depreciation
SELL	CAD	409,690	8/25/08	$402,110	$402,273	$(163)
BUY	CLP	30,040,230	7/17/08	60,080	57,134	(2,946)
SELL	DKK	1,074,763	8/12/08	222,283	226,453	(4,170)
SELL	EUR	2,548,884	8/25/08	3,958,346	4,003,301	(44,955)
SELL	GBP	633,698	8/26/08	1,241,510	1,257,775	(16,265)
SELL	JPY	89,000,848	8/26/08	828,863	841,947	(13,084)
SELL	SEK	671,230	7/31/08	111,000	111,305	(305)
						$(81,888)

Futures Contracts Outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro BOBL Future (Long)	2	$333,218	Sep-08	$5,190

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	100,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(15,402)
9/20/10	USD	270,000	Merrill Lynch International	(2)	0.68% (fixed rate)	32,911
9/20/12	USD	290,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	(2,735)
3/20/13	USD	430,000	Goldman Sachs International	(4)	2.13% (fixed rate)	(15,355)
9/20/13	USD	80,000	Goldman Sachs International	(5)	0.65% (fixed rate)	72
9/20/13	USD	60,000	Goldman Sachs International	(5)	0.65% (fixed rate)	55
9/20/13	USD	140,000	Merrill Lynch International	(6)	0.77% (fixed rate)	1,137
						$683

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15 .

(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(3)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33 .

(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group Corp., 6.35%, 8/28/12.

(5)	Fund to receive notional amount upon a defined credit event by Cigna Corp., 7.875%, 5/15/27.

(6)	Fund to receive notional amount upon a defined credit event by AUTOZONE, Inc., 5.875%, 10/15/12.

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $58,735,082)	$56,878,249
Cash	10,334
Receivable for forward foreign currency exchange contracts	2,899
Receivable for investments sold	905,151
Interest and dividends receivable	1,002,395
Receivable from investment adviser	2,955
Swaps, at value	34,175
Other assets	898
Total assets		$58,837,056
Liabilities
Payable for forward foreign currency exchange contracts	$81,888
Payable for daily variation margin on open futures contracts	2,097
Payable for investments purchased	501,749
Payable for fund shares reacquired	675,469
Swaps, at value	33,492
Payable to affiliates
Management fee	4,463
Distribution fees	446
Administrative services fee	171
Payable for trustees’ compensation	1,258
Accrued expenses and other liabilities	37,029
Total liabilities		$1,338,062
Net assets		$57,498,994
Net assets consist of
Paid-in capital	$59,512,469
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,930,141)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,328,824)
Undistributed net investment income	1,245,490
Net assets		$57,498,994
Shares of beneficial interest outstanding		6,032,428
Initial Class shares
Net assets	$41,347,910
Shares outstanding	4,331,472
Net asset value per share		$9.55
Service Class shares
Net assets	$16,151,084
Shares outstanding	1,700,956
Net asset value per share		$9.50

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Interest income		$2,056,828
Expenses
Management fee	$237,292
Distribution fees	21,845
Administrative services fee	8,403
Trustees’ compensation	3,610
Custodian fee	21,703
Shareholder communications	4,512
Auditing fees	20,947
Legal fees	3,003
Miscellaneous	5,997
Total expenses		$327,312
Fees paid indirectly	(973)
Reduction of expenses by investment adviser	(20,457)
Net expenses		$305,882
Net investment income		$1,750,946
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(92,497)
Futures contracts	(44,157)
Swap transactions	1,613
Foreign currency transactions	(204,985)
Net realized gain (loss) on investments and foreign currency transactions		$(340,026)
Change in unrealized appreciation (depreciation)
Investments	$(1,622,494)
Futures contracts	(10,744)
Swap transactions	(30,156)
Translation of assets and liabilities in foreign currencies	(112,498)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,775,892)
Net realized and unrealized gain (loss) on investments and foreign currency		$(2,115,918)
Change in net assets from operations		$(364,972)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$1,750,946	$4,156,803
Net realized gain (loss) on investments and foreign currency transactions	(340,026)	(6,500)
Net unrealized gain (loss) on investments and foreign currency translation	(1,775,892)	(1,731,526)
Change in net assets from operations	$(364,972)	$2,418,777
Distributions declared to shareholders
From net investment income
Initial Class	$(3,387,697)	$(2,912,294)
Service Class	(1,262,671)	(1,051,166)
Total distributions declared to shareholders	$(4,650,368)	$(3,963,460)
Change in net assets from fund share transactions	$(6,299,349)	$(6,013,847)
Total change in net assets	$(11,314,689)	$(7,558,530)
Net assets
At beginning of period	68,813,683	76,372,213
At end of period (including undistributed net investment income of $1,245,490 and $4,144,912, respectively)	$57,498,994	$68,813,683

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$10.40		$10.61	$10.71	$11.42	$11.12	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.60	$0.57	$0.58	$0.61	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		(0.23)	0.11	(0.39)	0.23	0.71
Total from investment operations	$(0.05)		$0.37	$0.68	$0.19	$0.84	$1.30
Less distributions declared to shareholders
From net investment income	$(0.80)		$(0.58)	$(0.66)	$(0.80)	$(0.54)	$(0.49)
From net realized gain on investments	—		—	(0.12)	(0.10)	—	—
Total distributions declared to shareholders	$(0.80)		$(0.58)	$(0.78)	$(0.90)	$(0.54)	$(0.49)
Net asset value, end of period	$9.55		$10.40	$10.61	$10.71	$11.42	$11.12
Total return (%) (k)(r)(s)	(0.55	)(n)	3.49	6.71	1.89	8.04	12.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.95	0.97	0.97	0.91	0.90
Expenses after expense reductions (f)	0.90	(a)	0.90	0.95	N/A	N/A	N/A
Net investment income	5.61	(a)	5.70	5.44	5.33	5.55	5.58
Portfolio turnover	28		49	64	66	74	127
Net assets at end of period (000 Omitted)	$41,348		$49,582	$54,423	$59,707	$66,248	$67,547

See Notes to Financial Statements

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$10.33		$10.54	$10.64	$11.35	$11.06	$10.28
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.57	$0.54	$0.55	$0.59	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		(0.23)	0.11	(0.39)	0.22	0.68
Total from investment operations	$(0.06)		$0.34	$0.65	$0.16	$0.81	$1.25
Less distributions declared to shareholders
From net investment income	$(0.77)		$(0.55)	$(0.63)	$(0.77)	$(0.52)	$(0.47)
From net realized gain on investments	—		—	(0.12)	(0.10)	—	—
Total distributions declared to shareholders	$(0.77)		$(0.55)	$(0.75)	$(0.87)	$(0.52)	$(0.47)
Net asset value, end of period	$9.50		$10.33	$10.54	$10.64	$11.35	$11.06
Total return (%) (k)(r)(s)	(0.66	)(n)	3.24	6.45	1.61	7.83	12.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.20	1.22	1.22	1.16	1.15
Expenses after expense reductions (f)	1.15	(a)	1.15	1.19	N/A	N/A	N/A
Net investment income	5.36	(a)	5.45	5.19	5.08	5.31	5.36
Portfolio turnover	28		49	64	66	74	127
Net assets at end of period (000 Omitted)	$16,151		$19,232	$21,949	$22,643	$24,184	$21,008

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in

Notes to Financial Statements (unaudited) – continued

determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$56,878,249	$—	$56,878,249
Other Financial Instruments	$5,190	$(78,306)	$—	$(73,116)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Notes to Financial Statements (unaudited) – continued

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2008 the portfolio had unfunded loan commitments of $1,087 which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$3,963,460

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$59,127,654
Gross appreciation	1,048,613
Gross depreciation	(3,298,018)
Net unrealized appreciation (depreciation)	$(2,249,405)

As of 12/31/07
Undistributed ordinary income	4,645,382
Capital loss carryforward	(621,768)
Other temporary differences	(429,551)
Net unrealized appreciation (depreciation)	(592,198)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(500,150)
12/31/15	(121,618)
$(621,768)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. This management fee reduction amounted to $15,819, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total annual operating expenses do not exceed 0.90% annually of average daily net assets for the Initial Class shares and 1.15% annually of average daily net assets for the Service Class. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $4,638 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0266% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $239 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$2,290,406
Investments (non-U.S. Government securities)	$17,178,102	$23,907,882

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	90,843	$932,184	431,832	$4,503,427
Service Class	32,432	332,048	135,110	1,394,660
	123,275	$1,264,232	566,942	$5,898,087
Shares issued to shareholders in reinvestment of distributions
Initial Class	349,608	$3,387,697	281,653	$2,912,294
Service Class	130,982	1,262,671	102,254	1,051,166
	480,590	$4,650,368	383,907	$3,963,460
Shares reacquired
Initial Class	(878,498)	$(8,921,298)	(1,071,663)	$(11,113,051)
Service Class	(324,886)	(3,292,651)	(456,484)	(4,762,343)
	(1,203,384)	$(12,213,949)	(1,528,147)	$(15,875,394)
Net change
Initial Class	(438,047)	$(4,601,417)	(358,178)	$(3,697,330)
Service Class	(161,472)	(1,697,932)	(219,120)	(2,316,517)
	(599,519)	$(6,299,349)	(577,298)	$(6,013,847)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $164 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Strategic Value Portfolio

(formerly Strategic Value Series)

MFS® Variable Insurance Trust II

Semiannual report

6/30/08

SVS-SEM

MFS® STRATEGIC VALUE PORTFOLIO

(formerly Strategic Value Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A., ADR	2.9%
Travelers Cos., Inc.	2.5%
Roche Holding AG	2.2%
Devon Energy Corp.	2.2%
Fidelity National Information Services, Inc.	2.1%
Apache Corp.	2.1%
Timken Co.	2.1%
WESCO International, Inc.	2.1%
Kennametal, Inc.	2.0%
Marathon Oil Corp.	1.9%

Equity sectors
Financial Services	20.3%
Energy	16.4%
Utilities & Communications	12.9%
Health Care	12.0%
Industrial Goods & Services	8.1%
Consumer Staples	5.4%
Technology	4.6%
Leisure	4.4%
Autos & Housing	4.2%
Retailing	3.4%
Basic Materials	2.8%
Special Products & Services	2.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.98%	$1,000.00	$872.46	$4.56
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
Service Class	Actual	1.23%	$1,000.00	$872.34	$5.73
	Hypothetical (h)	1.23%	$1,000.00	$1,018.75	$6.17

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.6%
Aerospace – 1.6%
Lockheed Martin Corp.	650	$64,129
Northrop Grumman Corp.	200	13,380

		$77,509

Automotive – 1.4%
Harley-Davidson, Inc.	1,860	$67,444

Biotechnology – 2.3%
Amgen, Inc. (a)	1,850	$87,246
Genzyme Corp. (a)	300	21,606

		$108,852

Broadcasting – 1.6%
Omnicom Group, Inc.	820	$36,802
Walt Disney Co.	1,230	38,376

		$75,178

Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	500	$56,121
Legg Mason, Inc.	580	25,271

		$81,392

Business Services – 2.1%
Fidelity National Information Services, Inc.	2,800	$103,348

Chemicals – 1.4%
3M Co.	500	$34,795
PPG Industries, Inc.	600	34,422

		$69,217

Computer Software – 0.2%
Synopsys, Inc. (a)	400	$9,564

Computer Software – Systems – 1.5%
International Business Machines Corp.	630	$74,674

Construction – 1.1%
Pulte Homes, Inc.	5,420	$52,195

Electrical Equipment – 2.1%
WESCO International, Inc. (a)	2,520	$100,901

Electronics – 2.9%
Flextronics International Ltd. (a)	7,150	$67,210
Samsung Electronics Co. Ltd., GDR	157	46,036
SanDisk Corp. (a)	1,500	28,050

		$141,296

Energy – Independent – 4.3%
Apache Corp.	740	$102,860
Devon Energy Corp.	890	106,942

		$209,802

Energy – Integrated – 9.2%
Chevron Corp.	700	$69,391
Exxon Mobil Corp.	790	69,623
Hess Corp.	590	74,452
Marathon Oil Corp.	1,760	91,291
TOTAL S.A., ADR	1,620	138,137

		$442,894

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.3%
North American Energy Partners, Inc. (a)	600	$13,008

Food & Beverages – 3.4%
General Mills, Inc.	1,500	$91,155
Hain Celestial Group, Inc. (a)	200	4,696
Nestle S.A.	1,560	70,601

		$166,452

Food & Drug Stores – 0.6%
Safeway, Inc.	1,000	$28,550

Furniture & Appliances – 1.7%
Jarden Corp. (a)	4,390	$80,074

Gaming & Lodging – 2.8%
Royal Caribbean Cruises Ltd.	2,360	$53,029
Wyndham Worldwide (w)	4,640	83,102

		$136,131

General Merchandise – 1.5%
Macy’s, Inc.	3,820	$74,184

Insurance – 12.4%
Allstate Corp.	1,580	$72,032
Aspen Insurance Holdings Ltd.	1,200	28,404
Conseco, Inc. (a)	8,460	83,923
Genworth Financial, Inc., “A”	4,740	84,419
Hartford Financial Services Group, Inc.	1,040	67,153
Max Capital Group Ltd.	4,050	86,386
MetLife, Inc.	1,080	56,992
Travelers Cos., Inc.	2,810	121,954

		$601,263

Machinery & Tools – 4.1%
Kennametal, Inc.	3,000	$97,650
Timken Co.	3,080	101,455

		$199,105

Major Banks – 4.9%
Bank of America Corp.	1,496	$35,709
Bank of New York Mellon Corp.	1,200	45,396
JPMorgan Chase & Co.	2,100	72,051
State Street Corp.	600	38,394
UnionBanCal Corp.	1,180	47,696

		$239,246

Medical & Health Technology & Services – 1.3%
DaVita, Inc. (a)	1,220	$64,819

Medical Equipment – 4.5%
Advanced Medical Optics, Inc. (a)	4,150	$77,771
Boston Scientific Corp. (a)	5,750	70,667
Cooper Cos., Inc.	1,340	49,781
Zimmer Holdings, Inc. (a)	300	20,415

		$218,634

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.4%
Century Aluminum Co. (a)	1,020	$67,820

Natural Gas – Distribution – 1.2%
Sempra Energy	1,000	$56,450

Natural Gas – Pipeline – 1.2%
Williams Cos., Inc.	1,430	$57,643

Oil Services – 2.9%
Halliburton Co.	400	$21,228
Helix Energy Solutions Group, Inc. (a)	800	33,312
Nabors Industries Ltd. (a)	700	34,461
Noble Corp.	780	50,669

		$139,670

Other Banks & Diversified Financials – 1.3%
Assured Guaranty Ltd.	900	$16,191
East West Bancorp, Inc.	1,800	12,708
Sovereign Bancorp, Inc.	4,600	33,856

		$62,755

Pharmaceuticals – 3.9%
Roche Holding AG	600	$107,833
Wyeth	1,640	78,654

		$186,487

Specialty Stores – 1.3%
Nordstrom, Inc.	700	$21,210
PetSmart, Inc.	2,050	40,897

		$62,107

Telephone Services – 3.7%
AT&T, Inc.	1,030	$34,701
Embarq Corp.	1,410	66,651
TELUS Corp.	770	31,393
Verizon Communications, Inc.	1,245	44,073

		$176,818

Tobacco – 2.0%
Lorillard, Inc. (a)	200	$13,832
Philip Morris International, Inc.	1,640	81,000

		$94,832

Utilities – Electric Power – 6.8%
American Electric Power Co., Inc.	1,600	$64,368
CMS Energy Corp.	2,420	36,058
DPL, Inc.	2,220	58,564
NRG Energy, Inc. (a)	900	38,610
Pepco Holdings, Inc.	2,320	59,508
PG&E Corp.	1,820	72,236

		$329,344

Total Common Stocks (Identified Cost, $5,054,808)		$4,669,658

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS – 2.4%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$118,000	$118,000

Total Investments (Identified Cost, $5,172,808)		$4,787,658

OTHER ASSETS, LESS LIABILITIES – 1.0%		47,555

Net Assets – 100.0%		$4,835,213

(a)	Non-income producing security.

(w)	When-issued security. At June 30, 2008, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $5,172,808)	$4,787,658
Cash	333
Receivable for investments sold	14,237
Receivable for fund shares sold	55,752
Interest and dividends receivable	5,474
Receivable from investment adviser	8,222
Other assets	189
Total assets		$4,871,865
Liabilities
Payable for investments purchased	$4,075
Payable for fund shares reacquired	7,251
Payable to affiliates
Management fee	393
Distribution fees	131
Administrative services fee	109
Payable for trustees’ compensation	137
Accrued expenses and other liabilities	24,556
Total liabilities		$36,652
Net assets		$4,835,213
Net assets consist of
Paid-in capital	$5,961,652
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(385,157)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(761,196)
Undistributed net investment income	19,914
Net assets		$4,835,213
Shares of beneficial interest outstanding		714,508
Initial Class shares
Net assets	$8,650
Shares outstanding	1,274
Net asset value per share		$6.79
Service Class shares
Net assets	$4,826,563
Shares outstanding	713,234
Net asset value per share		$6.77

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$52,877
Interest	1,962
Foreign taxes withheld	(1,069)
Total investment income		$53,770
Expenses
Management fee	$20,363
Distribution fees	6,782
Administrative services fee	4,972
Trustees’ compensation	381
Custodian fee	6,404
Shareholder communications	1,914
Auditing fees	21,479
Legal fees	2,994
Miscellaneous	4,676
Total expenses		$69,965
Fees paid indirectly	(54)
Reduction of expenses by investment adviser	(36,558)
Net expenses		$33,353
Net investment income		$20,417
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(665,956)
Foreign currency transactions	(251)
Net realized gain (loss) on investments and foreign currency transactions		$(666,207)
Change in unrealized appreciation (depreciation)
Investments	$(235,035)
Translation of assets and liabilities in foreign currencies	(26)
Net unrealized gain (loss) on investments and foreign currency translation		$(235,061)
Net realized and unrealized gain (loss) on investments and foreign currency		$(901,268)
Change in net assets from operations		$(880,851)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$20,417	$45,827
Net realized gain (loss) on investments and foreign currency transactions	(666,207)	969,167
Net unrealized gain (loss) on investments and foreign currency translation	(235,061)	(1,133,864)
Change in net assets from operations	$(880,851)	$(118,870)
Distributions declared to shareholders
From net investment income
Initial Class	$(118)	$(188)
Service Class	(45,181)	(130,127)
From net realized gain on investments
Initial Class	(1,643)	(737)
Service Class	(930,647)	(601,917)
Total distributions declared to shareholders	$(977,589)	$(732,969)
Change in net assets from fund share transactions	$(625,245)	$(929,353)
Total change in net assets	$(2,483,685)	$(1,781,192)
Net assets
At beginning of period	7,318,898	9,100,090
At end of period (including undistributed net investment income of $19,914 and $44,796, respectively)	$4,835,213	$7,318,898

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$9.55		$10.66	$10.23	$11.57	$10.05	$7.90
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.17	$0.08	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.11)		(0.22)	1.19	(0.18)	1.63	2.09
Total from investment operations	$(1.07)		$(0.14)	$1.36	$(0.10)	$1.74	$2.16
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.08)	$(0.11)	$(0.04)	$(0.01)
From net realized gain on investments	(1.58)		(0.77)	(0.85)	(1.13)	(0.18)	—
Total distributions declared to shareholders	$(1.69)		$(0.97)	$(0.93)	$(1.24)	$(0.22)	$(0.01)
Net asset value, end of period	$6.79		$9.55	$10.66	$10.23	$11.57	$10.05
Total return (%) (k)(r)(s)	(12.75	)(n)	(2.33)	14.16	(0.39)	18.05	27.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.33	(a)	1.65	1.71	1.44	1.29	1.59
Expenses after expense reductions (f)	0.98	(a)	0.98	0.99	1.00	0.99	1.00
Net investment income	1.03	(a)	0.78	1.69	0.74	1.05	0.80
Portfolio turnover	52		102	56	60	70	38
Net assets at end of period (000 Omitted)	$9		$10	$10	$9	$9	$8

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$9.49		$10.60	$10.17	$11.52	$10.02	$7.90
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.14	$0.05	$0.09	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		(0.23)	1.20	(0.19)	1.61	2.08
Total from investment operations	$(1.06)		$(0.17)	$1.34	$(0.14)	$1.70	$2.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.06)	$(0.08)	$(0.02)	$(0.01)
From net realized gain on investments	(1.58)		(0.77)	(0.85)	(1.13)	(0.18)	—
Total distributions declared to shareholders	$(1.66)		$(0.94)	$(0.91)	$(1.21)	$(0.20)	$(0.01)
Net asset value, end of period	$6.77		$9.49	$10.60	$10.17	$11.52	$10.02
Total return (%) (k)(r)(s)	(12.77	)(n)	(2.62)	13.92	(0.72)	17.77	27.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.58	(a)	1.91	1.94	1.69	1.55	1.84
Expenses after expense reductions (f)	1.23	(a)	1.23	1.24	1.25	1.25	1.25
Net investment income	0.75	(a)	0.53	1.37	0.48	0.82	0.56
Portfolio turnover	52		102	56	60	70	38
Net assets at end of period (000 Omitted)	$4,827		$7,309	$9,090	$10,651	$11,597	$8,199

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,459,668	$327,990	$—	$4,787,658
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and

12

Notes to Financial Statements (unaudited) – continued

penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$231,994
Long-term capital gain	500,975
Total distributions	$732,969

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$5,256,622
Gross appreciation	154,295
Gross depreciation	(623,259)
Net unrealized appreciation (depreciation)	$(468,964)

As of 12/31/07
Undistributed ordinary income	$151,408
Undistributed long-term capital gain	823,681
Other temporary differences	(9,159)
Net unrealized appreciation (depreciation)	(233,929)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 0.98% for the Initial Class shares and 1.23% for the Service Class shares, based on the average daily net assets of the fund. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $36,558 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

13

Notes to Financial Statements (unaudited) – continued

MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.1835% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $21 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,817,013 and $4,488,744, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	—	$—	—	$—
Service Class	16,354	126,954	61,021	633,855
	16,354	$126,954	61,021	$633,855
Shares issued to shareholders in reinvestment of distributions
Initial Class	236	$1,761	86	$925
Service Class	130,983	975,828	68,224	732,044
	131,219	$977,589	68,310	$732,969
Shares reacquired
Initial Class	—	$—	—	$—
Service Class	(204,157)	(1,729,788)	(216,477)	(2,296,177)
	(204,157)	$(1,729,788)	(216,477)	$(2,296,177)
Net change
Initial Class	236	$1,761	86	$925
Service Class	(56,820)	(627,006)	(87,232)	(930,278)
	(56,584)	$(625,245)	(87,146)	$(929,353)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $15 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolio - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Technology Portfolio
(formerly Technology Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

(formerly Technology Series)

CONTACT INFORMATION	BACK COVER

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	6.0%
Flextronics International Ltd.	5.8%
Nintendo Co. Ltd.	5.7%
Research in Motion Ltd.	5.7%
Apple, Inc.	5.5%
Nokia Corp., ADR	5.0%
SanDisk Corp.	4.9%
VeriSign, Inc.	4.6%
Intel Corp.	4.6%
International Business Machines Corp.	4.6%

Top five industries
Electronics	32.1%
Network & Telecom	19.6%
Computer Software	17.7%
Computer Systems	10.2%
Internet	8.0%

Country weightings
United States	69.3%
Finland	6.4%
Canada	5.9%
Japan	5.7%
Taiwan	3.4%
China	3.0%
Netherlands	1.9%
South Korea	1.7%
India	1.0%
Germany	0.5%
Other Countries	1.2%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.01%	$1,000.00	$889.91	$4.75
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
Service Class	Actual	1.26%	$1,000.00	$887.85	$5.91
	Hypothetical (h)	1.26%	$1,000.00	$1,018.60	$6.32

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 101.5%
Broadcasting – 3.5%
XM Satellite Radio Holdings, Inc., “A” (a)(w)	85,656	$671,543

Business Services – 3.1%
Satyam Computer Services Ltd., ADR	7,880	$193,218
Visa, Inc., “A”	4,920	400,045

		$593,263

Computer Software – 17.6%
MicroStrategy, Inc., “A” (a)(s)	12,520	$810,670
MSC Software Corp. (a)	43,405	476,587
Oracle Corp. (a)(s)	30,830	647,430
Salesforce.com, Inc. (a)	8,594	586,369
VeriSign, Inc. (a)(s)	23,392	884,218

		$3,405,274

Computer Software – Systems – 10.0%
Apple, Inc. (a)	6,310	$1,056,546
International Business Machines Corp. (s)	7,420	879,493

		$1,936,039

Electronics – 32.1%
Applied Materials, Inc.	17,800	$339,802
ASML Holding N.V.	15,300	373,320
Delta Electronics	75,000	208,793
First Solar, Inc. (a)	1,010	275,548
Flextronics International Ltd. (a)(s)	118,000	1,109,200
Intel Corp. (s)	41,138	883,644
Marvell Technology Group Ltd. (a)	25,048	442,348
Nintendo Co. Ltd.	1,960	1,107,219
RF Micro Devices, Inc. (a)	63,500	184,150
Samsung Electronics Co. Ltd., GDR	1,096	321,371
SanDisk Corp. (a)	50,200	938,740

		$6,184,135

Furniture & Appliances – 1.2%
TiVo, Inc. (a)	37,430	$230,943

Internet – 8.0%
Google, Inc., “A” (a)(s)	2,180	$1,147,596
Tencent Holdings Ltd.	50,200	388,226

		$1,535,822

Leisure & Toys – 3.7%
Activision, Inc. (a)	10,000	$340,700
Take-Two Interactive Software, Inc. (a)	14,370	367,441

		$708,141

Network & Telecom – 19.4%
High Tech Computer Corp.	20,000	$448,061
Juniper Networks, Inc. (a)	21,500	476,870
Nokia Corp., ADR	39,550	968,975
Nokia Oyj	10,600	259,758
Research in Motion Ltd. (a)(s)	9,358	1,093,950
Sonus Networks, Inc. (a)	145,550	497,781

		$3,745,395

Specialty Stores – 1.0%
Ctrip.com International Ltd., ADR	4,200	$192,276

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.9%
Global Crossing Ltd. (a)	20,120	$360,953

Total Common Stocks (Identified Cost, $22,421,188)		$19,563,784

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.5%
Apple, Inc. – January 2009 @ $185 (a)	23	$38,640
MicroStrategy, Inc. – October 2008 @ $80 (a)	64	12,480
Research In Motion Ltd. – September 2008 @ $125 (a)	52	40,040

Total Call Options Purchased (Premiums Paid, $132,237)		$91,160

PUT OPTIONS PURCHASED – 1.0%
Jabil Circuit, Inc. – September 2008 @ $15 (a)	578	$49,130
Qualcomm, Inc. – January 2009 @ $50 (a)	65	53,950
Sap Aktiengesellschaft – September 2008 @ $55 (a)	206	92,700

Total Put Options Purchased (Premiums Paid, $198,945)		$195,780

Issuer	Shares/Par
SHORT-TERM OBLIGATIONS – 0.2%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$44,000	$44,000

Total Investments (Identified Cost, $22,796,370)		$19,894,724

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
XM Satellite Radio Holdings, Inc. – July 2008 @ $14 (Premiums Received, $22,985) (a)	(500)	$(2,500)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (4.1)%
Broadcom Corp., “A” (a)	(14,300)	$(390,247)
Jabil Circuit, Inc.	(24,900)	(408,609)

Total Securities Sold Short (Proceeds Received, $760,406)		$(798,856)

OTHER ASSETS, LESS LIABILITIES – (3.2)%		191,023

Net Assets – 100.0%		$19,284,391

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2008, the value of securities pledged amounted to $1,435,217.

(w)	Security or a portion of the security was pledged to cover collateral requirements for written options. At June 30, 2008, the value of securities pledged amounted to $392,000.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

4

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $22,796,370)	$19,894,724
Cash	836
Deposits with brokers for securities sold short	146,939
Foreign currency, at value (identified cost, $19,816)	19,866
Premium receivables on options written	8,690
Receivable for investments sold	1,277,840
Receivable for fund shares sold	8,233
Dividends receivable	3,506
Receivable from investment adviser	5,521
Other assets	497
Total assets		$21,366,652
Liabilities
Securities sold short, at value (proceeds received, $760,406)	$798,856
Payable for investments purchased	1,137,654
Payable for fund shares reacquired	113,119
Written options outstanding, at value (premiums received, $22,985)	2,500
Payable to affiliates
Management fee	1,620
Distribution fees	73
Administrative services fee	109
Payable for trustees’ compensation	431
Accrued expenses and other liabilities	27,899
Total liabilities		$2,082,261
Net assets		$19,284,391
Net assets consist of
Paid-in capital	$48,440,014
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,919,568)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(26,224,802)
Accumulated net investment loss	(11,253)
Net assets		$19,284,391
Shares of beneficial interest outstanding		3,323,262
Initial Class shares
Net assets	$16,648,242
Shares outstanding	2,861,151
Net asset value per share		$5.82
Service Class shares
Net assets	$2,636,149
Shares outstanding	462,111
Net asset value per share		$5.70

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment loss
Income
Dividends	$99,575
Interest	7,125
Foreign taxes withheld	(7,714)
Total investment income		$98,986
Expenses
Management fee	$79,663
Distribution fees	3,634
Administrative services fee	4,972
Trustees’ compensation	1,305
Custodian fee	11,114
Shareholder communications	4,626
Auditing fees	20,119
Legal fees	2,994
Miscellaneous	6,093
Total expenses		$134,520
Fees paid indirectly	(149)
Reduction of expenses by investment adviser	(24,132)
Net expenses		$110,239
Net investment loss		$(11,253)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (s)	$(118,471)
Written option transactions	191,081
Foreign currency transactions	(3,405)
Net realized gain (loss) on investments and foreign currency transactions		$69,205
Change in unrealized appreciation (depreciation)
Investments	$(2,705,380)
Written options	12,861
Securities sold short	(38,450)
Translation of assets and liabilities in foreign currencies	42
Net unrealized gain (loss) on investments and foreign currency translation		$(2,730,927)
Net realized and unrealized gain (loss) on investments and foreign currency		$(2,661,722)
Change in net assets from operations		$(2,672,975)

(s)	Includes proceeds received from a non-recurring cash settlement in the amount of $130,425 from a litigation settlement against Nortel Networks Corp.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment loss	$(11,253)	$(77,368)
Net realized gain (loss) on investments and foreign currency transactions	69,205	5,055,683
Net unrealized gain (loss) on investments and foreign currency translation	(2,730,927)	(1,010,604)
Change in net assets from operations	$(2,672,975)	$3,967,711
Change in net assets from fund share transactions	$(2,781,493)	$(1,190,146)
Total change in net assets	$(5,454,468)	$2,777,565
Net assets
At beginning of period	24,738,859	21,961,294
At end of period (including accumulated net investment loss of $11,253 and $0, respectively)	$19,284,391	$24,738,859

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.54		$5.44	$4.46	$4.20	$4.10	$2.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)		$(0.02)	$(0.03)	$(0.03)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		1.12	1.01	0.29	0.11	1.30
Total from investment operations	$(0.72)		$1.10	$0.98	$0.26	$0.10	$1.28
Net asset value, end of period	$5.82		$6.54	$5.44	$4.46	$4.20	$4.10
Total return (%) (k)(r)(s)	(11.01	)(n)	20.22	21.97	6.19	2.44 (b)	45.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.21	1.34	1.18	1.11	1.09
Expenses after expense reductions (f)	1.01	(a)	1.00	1.00	1.00	1.01	1.06
Expenses after expense reductions and excluding short sale interest expense and fees (f)	1.00		N/A	N/A	N/A	N/A	N/A
Net investment loss	(0.07	)(a)	(0.31)	(0.55)	(0.66)	(0.21)	(0.65)
Portfolio turnover	122		249	234	196	110	191
Net assets at end of period (000 Omitted)	$16,648		$21,184	$18,813	$18,978	$23,069	$28,376

See Notes to Financial Statements

8

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.42		$5.35	$4.40	$4.15	$4.07	$2.80
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.04)	$(0.04)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.71)		1.10	0.99	0.29	0.10	1.30
Total from investment operations	$(0.72)		$1.07	$0.95	$0.25	$0.08	$1.27
Net asset value, end of period	$5.70		$6.42	$5.35	$4.40	$4.15	$4.07
Total return (%) (k)(r)(s)	(11.21	)(n)	20.00	21.59	6.02	1.97 (b)	45.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.46	1.59	1.43	1.36	1.33
Expenses after expense reductions (f)	1.26	(a)	1.25	1.25	1.25	1.26	1.30
Expenses after expense reductions and excluding short sale interest expense and fees (f)	1.25		N/A	N/A	N/A	N/A	N/A
Net investment loss	(0.34	)(a)	(0.56)	(0.80)	(0.92)	(0.45)	(0.91)
Portfolio turnover	122		249	234	196	110	191
Net assets at end of period (000 Omitted)	$2,636		$3,555	$3,148	$3,375	$3,636	$4,094

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Initial Class and Service Class total returns for the six months ended June 30, 2008 would have each been lower by approximately 0.58%.

See Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

10

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,470,738	$625,130	$—	$19,095,868
Other Financial Instruments	$(2,500)	$—	$—	$(2,500)

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options and purchased options.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	271	$125,144
Options written	2,921	194,990
Options closed	(1,017)	(207,308)
Options expired	(1,675)	(89,841)
Outstanding, end of period	500	$22,985

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the

11

Notes to Financial Statements (unaudited) – continued

underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2008, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. The fund was a participant in litigation against Nortel Networks Corp. On May 6, 2008, May 13, 2008, and May 19, 2008, the fund received cash settlements in the amounts of $46,772, $60,035, and $23,618, respectively.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from

12

Notes to Financial Statements (unaudited) – continued

the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$22,835,366
Gross appreciation	465,602
Gross depreciation	(3,406,244)
Net unrealized appreciation (depreciation)	$(2,940,642)

As of 12/31/07
Capital loss carryforwards	$(26,190,003)
Other temporary differences	(57,383)
Net unrealized appreciation (depreciation)	(235,262)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/08	$(1,084,080)
12/31/09	(8,603,853)
12/31/10	(16,502,070)
$(26,190,003)

The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Global Telecommunications Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 1.00% for the Initial Class shares and 1.25% for the Service Class shares, based on the average daily net assets of each share class. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $24,132 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

13

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0469% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $78 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $25,743,674 and $27,208,103, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	213,507	$1,281,206	613,355	$3,959,968
Service Class	29,044	173,447	106,567	665,934
	242,551	$1,454,653	719,922	$4,625,902
Shares reacquired
Initial Class	(589,473)	$(3,548,570)	(836,111)	$(4,988,422)
Service Class	(120,332)	(687,576)	(141,574)	(827,626)
	(709,805)	$(4,236,146)	(977,685)	$(5,816,048)
Net change
Initial Class	(375,966)	$(2,267,364)	(222,756)	$(1,028,454)
Service Class	(91,288)	(514,129)	(35,007)	(161,692)
	(467,254)	$(2,781,493)	(257,763)	$(1,190,146)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $59 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Total Return Portfolio
(formerly Total Return Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
TRS-SEM

MFS® TOTAL RETURN PORTFOLIO

(formerly Total Return Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 years	4.0%
U.S. Treasury Notes, 4.875%, 2009	2.6%
Fannie Mae, 6.0%, 30 years	2.3%
Exxon Mobil Corp.	2.1%
Lockheed Martin Corp.	1.6%
TOTAL S.A., ADR	1.5%
U.S. Treasury Notes, 5.125%, 2011	1.4%
U.S. Treasury Bonds, 5.375%, 2031	1.3%
AT&T, Inc.	1.3%
Wyeth	1.2%

Equity sectors
Financial Services	11.7%
Energy	9.7%
Utilities & Communications	7.2%
Consumer Staples	5.6%
Health Care	5.4%
Industrial Goods & Services	5.3%
Technology	3.5%
Retailing	3.3%
Leisure	1.9%
Basic Materials	1.4%
Autos & Housing	1.3%
Special Products & Services	1.0%
Transportation	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	16.4%
High Grade Corporates	9.3%
U.S. Treasury Securities	8.7%
Commercial Mortgage-Backed Securities	2.7%
U.S. Government Agencies	1.7%
Non-U.S. Government Bonds	0.9%
Emerging Market Bonds	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds	0.3%
High Yield Corporates	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.72%	$1,000.00	$932.56	$3.46
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
Service Class	Actual	0.97%	$1,000.00	$931.13	$4.66
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.0%
Aerospace – 3.1%
Lockheed Martin Corp.	287,600	$28,374,615
Northrop Grumman Corp.	165,370	11,063,252
Raytheon Co.	16,210	912,298
United Technologies Corp.	216,870	13,380,878

		$53,731,043

Alcoholic Beverages – 0.6%
Diageo PLC	439,292	$8,074,689
Heineken N.V.	47,800	2,430,521

		$10,505,210

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	167,910	$10,009,115

Automotive – 0.6%
Harley-Davidson, Inc. (l)	64,760	$2,348,198
Johnson Controls, Inc.	275,420	7,899,046

		$10,247,244

Biotechnology – 0.5%
Amgen, Inc. (a)	66,480	$3,135,197
Genzyme Corp. (a)	79,860	5,751,517

		$8,886,714

Broadcasting – 1.1%
Omnicom Group, Inc.	191,160	$8,579,260
Walt Disney Co.	268,320	8,371,584
WPP Group PLC	142,480	1,372,717

		$18,323,561

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	30,770	$3,453,690
Franklin Resources, Inc.	74,950	6,869,168
Goldman Sachs Group, Inc.	74,780	13,079,022
Invesco Ltd.	96,440	2,312,631
Legg Mason, Inc.	21,750	947,648
Merrill Lynch & Co., Inc.	176,050	5,582,546

		$32,244,705

Business Services – 1.0%
Accenture Ltd., “A”	161,810	$6,588,903
Automatic Data Processing, Inc.	87,310	3,658,289
Fidelity National Information Services, Inc.	97,300	3,591,343
Visa, Inc., “A”	38,530	3,132,874
Western Union Co.	28,300	699,576

		$17,670,985

Cable TV – 0.2%
Time Warner Cable, Inc. (a)	133,470	$3,534,286

Chemicals – 1.0%
3M Co.	39,470	$2,746,717
PPG Industries, Inc.	212,920	12,215,220
Rohm & Haas Co.	41,800	1,941,192

		$16,903,129

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 0.9%
Oracle Corp. (a)	685,840	$14,402,640
Synopsys, Inc. (a)	16,700	399,297

		$14,801,937

Computer Software – Systems – 1.4%
Hewlett-Packard Co.	113,000	$4,995,730
International Business Machines Corp.	157,670	18,688,625

		$23,684,355

Construction – 0.5%
Masco Corp.	177,840	$2,797,423
Pulte Homes, Inc.	195,850	1,886,036
Sherwin-Williams Co. (l)	48,300	2,218,419
Toll Brothers, Inc. (a)(l)	74,450	1,394,449

		$8,296,327

Consumer Goods & Services – 0.7%
Clorox Co.	90,260	$4,711,572
Procter & Gamble Co.	108,040	6,569,912

		$11,281,484

Containers – 0.0%
Smurfit-Stone Container Corp. (a)	8,010	$32,601

Electrical Equipment – 1.1%
Danaher Corp.	51,500	$3,980,950
General Electric Co.	145,060	3,871,651
W.W. Grainger, Inc.	89,500	7,321,100
WESCO International, Inc. (a)	88,450	3,541,538

		$18,715,239

Electronics – 1.0%
Flextronics International Ltd. (a)	263,660	$2,478,404
Intel Corp.	555,210	11,925,911
Samsung Electronics Co. Ltd., GDR	5,601	1,642,337
SanDisk Corp. (a)	56,300	1,052,810

		$17,099,462

Energy – Independent – 2.4%
Apache Corp.	147,040	$20,438,560
Devon Energy Corp.	129,190	15,523,470
EOG Resources, Inc.	29,370	3,853,344
Sunoco, Inc.	54,960	2,236,322

		$42,051,696

Energy – Integrated – 6.6%
Chevron Corp.	131,777	$13,063,054
ConocoPhillips	53,930	5,090,453
Exxon Mobil Corp.	416,606	36,715,487
Hess Corp.	167,310	21,112,849
Marathon Oil Corp.	233,400	12,106,458
TOTAL S.A., ADR	309,570	26,397,034

		$114,485,335

Engineering – Construction – 0.0%
North American Energy Partners, Inc. (a)	22,000	$476,960

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 2.7%
General Mills, Inc.	214,840	$13,055,827
Hain Celestial Group, Inc. (a)	6,900	162,012
Kellogg Co.	204,030	9,797,521
Nestle S.A.	319,340	14,452,409
PepsiCo, Inc.	156,910	9,977,907

		$47,445,676

Food & Drug Stores – 1.4%
CVS Caremark Corp.	304,622	$12,053,893
Kroger Co.	115,480	3,333,908
Safeway, Inc.	166,320	4,748,436
Walgreen Co.	150,470	4,891,780

		$25,028,017

Furniture & Appliances – 0.2%
Jarden Corp. (a)(l)	161,010	$2,936,822

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd. (l)	311,560	$7,000,753
Wyndham Worldwide	171,600	3,073,356

		$10,074,109

General Merchandise – 0.8%
Macy’s, Inc.	513,390	$9,970,034
Wal-Mart Stores, Inc.	80,050	4,498,810

		$14,468,844

Health Maintenance Organizations – 0.6%
UnitedHealth Group, Inc.	137,250	$3,602,813
WellPoint, Inc. (a)	130,220	6,206,285

		$9,809,098

Insurance – 4.5%
Allstate Corp.	449,740	$20,503,647
Aon Corp.	26,190	1,203,169
Aspen Insurance Holdings Ltd.	43,900	1,039,113
Chubb Corp.	43,820	2,147,618
Conseco, Inc. (a)	312,750	3,102,480
Genworth Financial, Inc., “A”	708,510	12,618,563
Hartford Financial Services Group, Inc.	111,630	7,207,949
Max Capital Group Ltd.	134,980	2,879,123
MetLife, Inc.	356,890	18,833,085
Principal Financial Group, Inc.	31,960	1,341,361
Prudential Financial, Inc.	33,900	2,025,186
Travelers Cos., Inc.	105,210	4,566,114

		$77,467,408

Machinery & Tools – 1.1%
Eaton Corp.	62,830	$5,338,665
Ingersoll-Rand Co. Ltd., “A”	115,190	4,311,562
Kennametal, Inc.	102,910	3,349,721
Timken Co.	168,840	5,561,590

		$18,561,538

Major Banks – 4.5%
Bank of America Corp.	511,070	$12,199,241
Bank of New York Mellon Corp.	463,715	17,542,338
JPMorgan Chase & Co.	522,842	17,938,709
PNC Financial Services Group, Inc.	176,680	10,088,428

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	171,940	$11,002,441
SunTrust Banks, Inc.	119,330	4,322,133
UnionBanCal Corp.	43,560	1,760,695
Wachovia Corp.	148,100	2,299,993

		$77,153,978

Medical & Health Technology & Services – 0.1%
DaVita, Inc. (a)	41,460	$2,202,770

Medical Equipment – 0.6%
Advanced Medical Optics, Inc. (a)(l)	149,700	$2,805,378
Boston Scientific Corp. (a)	211,280	2,596,631
Cooper Cos., Inc. (l)	38,760	1,439,934
Zimmer Holdings, Inc. (a)	62,500	4,253,125

		$11,095,068

Metals & Mining – 0.1%
Century Aluminum Co. (a)(l)	36,620	$2,434,864

Natural Gas – Distribution – 0.6%
Sempra Energy	184,130	$10,394,139

Natural Gas – Pipeline – 0.8%
El Paso Corp.	237,100	$5,154,554
Williams Cos., Inc.	215,570	8,689,627

		$13,844,181

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	22,790	$530,095
Nokia Corp., ADR	122,100	2,991,450

		$3,521,545

Oil Services – 0.7%
Halliburton Co.	93,980	$4,987,519
Helix Energy Solutions Group, Inc. (a)	30,000	1,249,200
Nabors Industries Ltd. (a)(l)	24,600	1,211,058
Noble Corp.	68,440	4,445,862

		$11,893,639

Other Banks & Diversified Financials – 0.8%
American Express Co.	124,620	$4,694,435
Assured Guaranty Ltd. (l)	31,500	566,685
East West Bancorp, Inc. (l)	67,500	476,550
New York Community Bancorp, Inc. (l)	93,800	1,673,392
Sovereign Bancorp, Inc.	632,200	4,652,992
UBS AG (a)	71,843	1,487,624

		$13,551,678

Pharmaceuticals – 3.6%
Abbott Laboratories	29,560	$1,565,793
GlaxoSmithKline PLC	99,610	2,203,203
Johnson & Johnson	225,480	14,507,383
Merck & Co., Inc.	358,470	13,510,734
Merck KGaA	25,580	3,633,613
Pfizer, Inc.	85,230	1,488,968
Roche Holding AG	22,100	3,971,864
Wyeth	445,590	21,370,496

		$62,252,054

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.5%
Burlington Northern Santa Fe Corp.	60,890	$6,082,302
Norfolk Southern Corp.	43,480	2,724,892

		$8,807,194

Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	47,490	$4,694,861
Praxair, Inc.	9,070	854,757

		$5,549,618

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	16,990	$659,722
Nordstrom, Inc.	26,700	809,010
PetSmart, Inc.	67,840	1,353,408
Staples, Inc.	217,990	5,177,263

		$7,999,403

Telecommunications – Wireless – 0.2%
Rogers Communications, Inc., “B”	22,750	$884,381
Vodafone Group PLC, ADR	113,557	3,345,389

		$4,229,770

Telephone Services – 2.2%
AT&T, Inc.	644,756	$21,721,830
Embarq Corp.	267,989	12,667,840
TELUS Corp.	25,750	1,049,838
Verizon Communications, Inc.	89,100	3,154,140

		$38,593,648

Tobacco – 1.6%
Altria Group, Inc.	82,630	$1,698,873
Lorillard, Inc. (a)	71,960	4,976,754
Philip Morris International, Inc.	427,730	21,125,585

		$27,801,212

Trucking – 0.2%
United Parcel Service, Inc., “B”	57,790	$3,552,351

Utilities – Electric Power – 3.4%
American Electric Power Co., Inc.	141,090	$5,676,051
CMS Energy Corp.	86,200	1,284,380
Dominion Resources, Inc.	102,038	4,845,785
DPL, Inc. (l)	75,210	1,984,040
Entergy Corp.	26,410	3,181,877
FPL Group, Inc.	155,470	10,195,723
NRG Energy, Inc. (a)	169,090	7,253,961
Pepco Holdings, Inc.	80,690	2,069,699
PG&E Corp.	262,740	10,428,151
PPL Corp.	96,810	5,060,259
Public Service Enterprise Group, Inc.	144,670	6,644,693

		$58,624,619

Total Common Stocks (Identified Cost, $959,130,898)		$1,002,274,631

BONDS – 40.6%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$490,000	$679,980

Asset Backed & Securitized – 3.1%
Banc of America Commercial Mortgage, Inc., 5.935%, 2051	$800,000	$761,762

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$448,627	$400,759
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	1,850,000	1,418,879
BlackRock Capital Finance LP, 7.75%, 2026 (n)	162,430	97,458
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	90,043	90,936
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	4,050,000	3,848,556
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	15,045	14,932
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	278,548	277,421
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	996,061
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	1,449,204	1,319,747
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	893,965	802,994
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	1,881,580	1,773,390
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	1,330,000	1,218,809
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,316,000	690,210
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,644,482	1,632,668
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	625,465	614,683
JPMorgan Chase Commercial Mortgage Securities Corp, 6.007%, 2049	1,300,000	1,243,493
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,495,702
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,012,000	968,310
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	2,020,000	1,821,935
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	1,985,000	1,948,021
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,420,000	2,313,157
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	2,420,000	2,377,128
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,097,327	2,003,462
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	999,000	702,178
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.653%, 2039	1,140,000	1,054,873
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,881,580	1,786,464
Morgan Stanley Capital I, Inc., 5.168%, 2042	859,244	828,855
Morgan Stanley Capital I, Inc., FRN, 0.619%, 2030 (i)(n)	29,637,850	330,349
Multi-Family Capital Access One, Inc., 6.65%, 2024	190,021	189,762

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Nomura Asset Securities Corp., FRN, 9.946%, 2027 (z)	$2,504,749	$2,734,735
Residential Asset Mortgage Products, Inc., 4.109%, 2035	125,638	125,389
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	889,759
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	541,990
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,561,013	1,201,945
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,763,142	1,693,338
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	2,304,011
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2017	1,300,000	1,254,518
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	2,000,000	1,893,590
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	2,033,724	1,946,798
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	659,000	453,637
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	1,660,000	1,575,568
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	1,710,000	1,590,538

		$53,228,770

Automotive – 0.1%
Johnson Controls, Inc., 5.5%, 2016	$1,608,000	$1,542,649

Broadcasting – 0.2%
CBS Corp., 6.625%, 2011	$1,595,000	$1,633,274
News America, Inc., 8.5%, 2025	1,154,000	1,303,115

		$2,936,389

Brokerage & Asset Managers – 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$2,111,000	$1,955,962
Lehman Brothers Holdings, Inc., 6.5%, 2017	2,100,000	1,942,750
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,182,425
Merrill Lynch & Co., Inc., 6.11%, 2037	1,440,000	1,143,657
Morgan Stanley, 5.75%, 2016	1,145,000	1,058,405
Morgan Stanley Group, Inc., 6.75%, 2011	1,530,000	1,569,466
Morgan Stanley Group, Inc., 6.625%, 2018	755,000	715,381

		$9,568,046

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$1,847,000	$1,848,165

Business Services – 0.1%
Xerox Corp., 5.5%, 2012	$920,000	$909,366

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,624,000	$1,537,403
Time Warner Entertainment Co. LP, 8.375%, 2033	1,330,000	1,439,400

		$2,976,803

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 0.1%
PPG Industries, Inc., 5.75%, 2013	$1,640,000	$1,667,485

Conglomerates – 0.2%
General Electric Co., 5.25%, 2017	$940,000	$903,652
Kennametal, Inc., 7.2%, 2012	1,780,000	1,884,958

		$2,788,610

Consumer Goods & Services – 0.2%
Fortune Brands, Inc., 5.125%, 2011	$1,671,000	$1,662,115
Western Union Co., 5.4%, 2011	2,300,000	2,287,463

		$3,949,578

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$753,000	$721,797

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,505,380

Emerging Market Quasi-Sovereign – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$1,130,000	$1,097,320

Emerging Market Sovereign – 0.1%
State of Israel, 4.625%, 2013	$981,000	$982,654

Energy – Independent – 0.1%
Nexen, Inc., 5.875%, 2035	$358,000	$319,727
Ocean Energy, Inc., 7.25%, 2011	2,246,000	2,398,418

		$2,718,145

Energy – Integrated – 0.1%
Petro-Canada, 6.05%, 2018	$1,794,000	$1,767,967

Financial Institutions – 0.5%
American Express Co., 5.5%, 2016	$2,171,000	$2,062,270
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,357,572
General Electric Capital Corp., 5.45%, 2013	179,000	182,731
General Electric Capital Corp., 5.375%, 2016	740,000	728,202
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,513,630
ORIX Corp., 5.48%, 2011	2,290,000	2,117,700

		$7,962,105

Food & Beverages – 0.4%
Diageo Finance B.V., 5.5%, 2013	$2,560,000	$2,591,954
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	450,000	456,132
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	571,000	573,356
Kraft Foods, Inc., 6.125%, 2018	970,000	939,367
Miller Brewing Co., 5.5%, 2013 (n)	2,985,000	3,050,625

		$7,611,434

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,149,687

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – 0.2%
Marriott International, Inc., 6.375%, 2017	$1,890,000	$1,796,679
Wyndham Worldwide Corp., 6%, 2016	1,146,000	1,011,997

		$2,808,676

Insurance – 0.2%
American International Group, Inc., 6.25%, 2037	$1,620,000	$1,268,079
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,405,000	1,166,119
MetLife, Inc., 6.4%, 2036	1,440,000	1,257,291
Metropolitan Life Global Funding, 5.125%, 2013 (z)	590,000	580,966

		$4,272,455

Insurance – Property & Casualty – 0.4%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,509,675
Chubb Corp., 6.375% to 2017, FRN to 2037	2,340,000	2,140,503
Fund American Cos., Inc., 5.875%, 2013	1,110,000	1,073,793
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	500,000	456,070
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,080,000	1,815,436

		$6,995,477

International Market Quasi-Sovereign – 0.1%
Hydro-Quebec, 6.3%, 2011	$2,256,000	$2,399,585

International Market Sovereign – 0.1%
Province of Ontario, 5%, 2011	$2,280,000	$2,363,779

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,712,161

Major Banks – 0.8%
Bank of America Corp., 5.49%, 2019	$729,000	$660,941
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	632,981
Commonwealth Bank, 5%, 2012 (n)	1,840,000	1,855,500
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	1,476,000	1,492,350
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,638,000	1,419,805
Natixis S.A., 10% to 2018, FRN to 2049 (z)	1,900,000	1,896,257
PNC Funding Corp., 5.625%, 2017	1,180,000	1,100,361
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	351,011
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,547,232
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,545,721
Wachovia Corp., 5.25%, 2014	787,000	732,766

		$13,234,925

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 0.3%
Baxter International, Inc., 5.9%, 2016	$1,352,000	$1,384,382
Cardinal Health, Inc., 5.8%, 2016	856,000	837,772
HCA, Inc., 8.75%, 2010	135,000	136,688
Hospira, Inc., 5.55%, 2012	570,000	559,985
Hospira, Inc., 6.05%, 2017	2,020,000	1,949,435

		$4,868,262

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018 (z)	$1,820,000	$1,778,606
Vale Overseas Ltd., 6.25%, 2017	1,650,000	1,597,160

		$3,375,766

Mortgage Backed – 16.3%
Fannie Mae, 4.01%, 2013	$187,014	$178,715
Fannie Mae, 4.555%, 2014	1,211,083	1,179,091
Fannie Mae, 4.63%, 2014	467,088	456,054
Fannie Mae, 4.854%, 2014	814,682	803,757
Fannie Mae, 4.88%, 2014	316,649	311,961
Fannie Mae, 4.56%, 2015	310,029	299,540
Fannie Mae, 4.7%, 2015	667,899	650,079
Fannie Mae, 4.78%, 2015	442,962	431,795
Fannie Mae, 4.856%, 2015	316,661	307,258
Fannie Mae, 4.925%, 2015	3,072,657	3,029,798
Fannie Mae, 4.997%, 2015	138,858	137,167
Fannie Mae, 5.09%, 2016	460,000	453,188
Fannie Mae, 5.5%, 2016-2037	78,527,546	78,001,311
Fannie Mae, 5.05%, 2017	460,000	451,928
Fannie Mae, 6%, 2017-2037	46,237,723	46,906,709
Fannie Mae, 4.5%, 2018-2035	8,324,911	7,963,557
Fannie Mae, 5%, 2018-2036	29,141,923	28,432,199
Fannie Mae, 7.5%, 2030-2031	279,310	300,918
Fannie Mae, 6.5%, 2031-2037	13,162,313	13,613,451
Freddie Mac, 6%, 2016-2037	18,842,374	19,127,079
Freddie Mac, 5%, 2017-2035	22,996,250	22,302,095
Freddie Mac, 4.5%, 2018-2035	8,795,793	8,524,531
Freddie Mac, 5.5%, 2019-2038	23,842,471	23,670,352
Freddie Mac, 6.5%, 2034-2038	5,200,101	5,372,089
Ginnie Mae, 4.5%, 2033-2034	1,458,522	1,357,940
Ginnie Mae, 5%, 2033-2034	1,532,614	1,489,802
Ginnie Mae, 5.5%, 2033-2038	10,510,406	10,482,552
Ginnie Mae, 6%, 2033-2038	5,982,571	6,087,896

		$282,322,812

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$2,320,000	$2,409,204
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	874,468
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	1,265,000	1,387,794

		$4,671,466

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,375,598
Enterprise Products Operating LLC, 6.5%, 2019	1,660,000	1,668,798
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	762,775
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	826,280
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	638,581
Spectra Energy Capital LLC, 8%, 2019	987,000	1,079,682

		$6,351,714

Network & Telecom – 0.8%
AT&T, Inc., 6.5%, 2037	$1,619,000	$1,566,899
BellSouth Corp., 6.55%, 2034	1,472,000	1,421,625
Deutsche Telekom International Finance B.V., 5.75%, 2016	2,086,000	2,035,337
Telecom Italia Capital, 5.25%, 2013	752,000	710,374
Telefonica Europe B.V., 7.75%, 2010	750,000	790,464
TELUS Corp., 8%, 2011	2,058,000	2,209,605
Verizon New York, Inc., 6.875%, 2012	4,213,000	4,393,721

		$13,128,025

Oil Services – 0.1%
Weatherford International Ltd., 6.35%, 2017	$520,000	$526,698
Weatherford International Ltd., 6%, 2018	1,281,000	1,264,250

		$1,790,948

Oils – 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,238,385

Other Banks & Diversified Financials – 0.4%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$1,019,000	$874,925
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,370,000	2,076,632
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,706,079
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,629,632

		$7,287,268

Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,726,328
Glaxosmithkline Capital, Inc., 4.85%, 2013	592,000	591,202

		$2,317,530

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$1,341,000	$1,400,783

Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$72,000	$74,617
CSX Corp., 7.9%, 2017	1,350,000	1,435,199

		$1,509,816

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$338,493
HRPT Properties Trust, REIT, 6.25%, 2016	1,945,000	1,785,395
ProLogis, REIT, 5.75%, 2016	1,992,000	1,876,056
Simon Property Group, Inc., REIT, 5.1%, 2015	1,070,000	968,201
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,086,070
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	178,334

		$6,232,549

Retailers – 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$540,000	$501,773
Home Depot, Inc., 5.25%, 2013	632,000	606,158
Limited Brands, Inc., 5.25%, 2014	1,123,000	949,932
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	1,947,012

		$4,004,875

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$584,000	$574,439
Kroger Co., 6.4%, 2017	283,000	288,648

		$863,087

Supranational – 0.6%
European Investment Bank, 5.125%, 2017	$10,682,000	$11,208,697

Telecommunications – Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$720,297
Nextel Communications, Inc., 5.95%, 2014	2,055,000	1,649,138
Vodafone Group PLC, 5.625%, 2017	405,000	390,128

		$2,759,563

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$2,350,000	$2,308,468

U.S. Government Agencies – 1.6%
Fannie Mae, 6.625%, 2009-2010	$9,527,000	$10,076,349
Fannie Mae, 6%, 2011	1,539,000	1,638,800
Freddie Mac, 5.5%, 2017	8,500,000	8,988,954
Small Business Administration, 4.77%, 2024	781,903	764,431
Small Business Administration, 4.99%, 2024	1,183,104	1,159,725
Small Business Administration, 5.18%, 2024	1,288,129	1,288,455
Small Business Administration, 5.09%, 2025	1,253,637	1,230,195
Small Business Administration, 5.11%, 2025	2,625,760	2,585,485
Small Business Administration, 5.39%, 2025	907,682	913,606

		$28,646,000

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 8.6%
U.S. Treasury Bonds, 4.75%, 2017	$1,540,000	$1,631,438
U.S. Treasury Bonds, 8%, 2021	320,000	434,025
U.S. Treasury Bonds, 6%, 2026	4,359,000	5,105,139
U.S. Treasury Bonds, 6.75%, 2026	4,751,000	6,014,096
U.S. Treasury Bonds, 5.375%, 2031	20,139,000	22,376,322
U.S. Treasury Notes, 4.5%, 2009	16,770,000	17,035,955
U.S. Treasury Notes, 4.875%, 2009	42,481,000	43,616,050
U.S. Treasury Notes, 6.5%, 2010	10,736,000	11,423,770
U.S. Treasury Notes, 5.125%, 2011	22,154,000	23,545,537
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,897,454
U.S. Treasury Notes, 4%, 2012	1,910,000	1,974,165
U.S. Treasury Notes, 3.875%, 2013	6,631,000	6,796,775
U.S. Treasury Notes, 4.25%, 2013	2,775,000	2,895,105
U.S. Treasury Notes, 4.25%, 2013	2,533,000	2,643,424
U.S. Treasury Notes, 4.5%, 2015	868,000	914,113
U.S. Treasury Notes, 5.125%, 2016	488,000	532,072

		$148,835,440

Utilities – Electric Power – 1.5%
Bruce Mansfield Unit, 6.85%, 2034	$2,580,000	$2,611,067
E.On International Finance B.V., 5.8%, 2018 (z)	1,900,000	1,863,913
EDP Finance B.V., 6%, 2018 (n)	2,070,000	2,061,244
Enel Finance International S.A., 6.25%, 2017 (n)	2,050,000	2,074,340
Exelon Generation Co. LLC, 6.95%, 2011	2,652,000	2,741,030
Exelon Generation Co. LLC, 6.2%, 2017	930,000	905,821
FirstEnergy Corp., 6.45%, 2011	2,246,000	2,304,618

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	$1,159,000	$1,183,063
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	550,268
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	2,983,692
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,542,632
Pacific Gas & Electric Co., 4.8%, 2014	425,000	414,127
PSEG Power LLC, 6.95%, 2012	1,177,000	1,234,732
PSEG Power LLC, 5.5%, 2015	911,000	877,273
System Energy Resources, Inc., 5.129%, 2014 (n)	716,972	696,925
Waterford 3 Funding Corp., 8.09%, 2017	1,948,203	1,897,394

		$25,942,139

Total Bonds (Identified Cost, $711,711,147)		$702,462,981

SHORT-TERM OBLIGATIONS – 1.1%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$19,376,000	$19,376,000

COLLATERAL FOR SECURITIES LOANED – 1.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	24,851,100	$24,851,100

Total Investments (Identified Cost, $1,715,069,145)		$1,748,964,712

OTHER ASSETS, LESS LIABILITIES – (1.3)%		(19,877,823)

Net Assets – 100.0%		$1,729,086,889

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,616,433, representing 1.5% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
ArcelorMittal, 6.125%, 2018	5/19/08	$1,812,192	$1,778,606
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	3/01/06	1,850,000	1,418,879
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/25/08	449,942	456,132
E.On International Finance B.V., 5.8%, 2018	4/15/08	1,891,982	1,863,913
Israel Electric Corp. Ltd., 7.25%, 2019	6/10/03	1,157,041	1,183,063
Metropolitan Life Global Funding, 5.125%, 2013	1/08/07	589,563	580,966
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	1,900,000	1,896,257
Nomura Asset Securities Corp., FRN, 9.946%, 2027	7/16/07	2,757,670	2,734,735
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,540,891	1,201,945
Total Restricted Securities			$13,114,496
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financials

11

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $27,434,372 of securities on loan (identified cost, $1,715,069,145)	$1,748,964,712
Foreign currency, at value (identified cost, $7,833)	7,770
Receivable for investments sold	2,844,700
Receivable for fund shares sold	104,483
Interest and dividends receivable	8,347,523
Other assets	21,302
Total assets		$1,760,290,490
Liabilities
Payable to custodian	$134,699
Payable for investments purchased	3,535,854
Payable for fund shares reacquired	2,318,698
Collateral for securities loaned, at value (c)	24,851,100
Payable to affiliates
Management fee	124,138
Distribution fees	24,516
Administrative services fee	4,575
Payable for trustees’ compensation	36,099
Accrued expenses and other liabilities	173,922
Total liabilities		$31,203,601
Net assets		$1,729,086,889
Net assets consist of
Paid-in capital	$1,736,069,257
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	33,894,644
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(66,477,928)
Undistributed net investment income	25,600,916
Net assets		$1,729,086,889
Shares of beneficial interest outstanding		105,630,013
Initial Class shares
Net assets	$831,771,425
Shares outstanding	50,594,541
Net asset value per share		$16.44
Service Class shares
Net assets	$897,315,464
Shares outstanding	55,035,472
Net asset value per share		$16.30

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$20,756,773
Dividends	12,814,117
Foreign taxes withheld	(187,228)
Total investment income		$33,383,662
Expenses
Management fee	$6,042,936
Distribution fees	1,173,775
Administrative services fee	224,103
Trustees’ compensation	105,153
Custodian fee	128,779
Shareholder communications	29,634
Auditing fees	27,457
Legal fees	2,994
Miscellaneous	57,725
Total expenses		$7,792,556
Fees paid indirectly	(14,875)
Net expenses		$7,777,681
Net investment income		$25,605,981
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(34,209,255)
Foreign currency transactions	(7,141)
Net realized gain (loss) on investments and foreign currency transactions		$(34,216,396)
Change in unrealized appreciation (depreciation)
Investments	$(123,382,048)
Translation of assets and liabilities in foreign currencies	(872)
Net unrealized gain (loss) on investments and foreign currency translation		$(123,382,920)
Net realized and unrealized gain (loss) on investments and foreign currency		$(157,599,316)
Change in net assets from operations		$(131,993,335)

See Notes to Financial Statements

13

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07

Change in net assets
From operations
Net investment income	$25,605,981	$53,874,866
Net realized gain (loss) on investments and foreign currency transactions	(34,216,396)	107,152,964
Net unrealized gain (loss) on investments and foreign currency translation	(123,382,920)	(71,785,163)
Change in net assets from operations	$(131,993,335)	$89,242,667
Distributions declared to shareholders
From net investment income
Initial Class	$(28,220,546)	$(33,943,818)
Service Class	(27,580,497)	(25,872,154)
From net realized gain on investments
Initial Class	(59,583,022)	(45,756,108)
Service Class	(63,338,493)	(37,667,892)
Total distributions declared to shareholders	$(178,722,558)	$(143,239,972)
Change in net assets from fund share transactions	$31,359,856	$(51,310,929)
Total change in net assets	$(279,356,037)	$(105,308,234)
Net assets
At beginning of period	2,008,442,926	2,113,751,160
At end of period (including undistributed net investment income of $25,600,916 and $55,795,978, respectively)	$1,729,086,889	$2,008,442,926

See Notes to Financial Statements

14

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$19.50		$20.02	$19.10	$19.55	$18.00	$15.90
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.53	$0.54	$0.48	$0.48	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(1.46)		0.36	1.69	0.07	1.53	2.24
Total from investment operations	$(1.20)		$0.89	$2.23	$0.55	$2.01	$2.66
Less distributions declared to shareholders
From net investment income	$(0.60)		$(0.60)	$(0.54)	$(0.51)	$(0.46)	$(0.56)
From net realized gain on investments	(1.26)		(0.81)	(0.77)	(0.49)	—	—
Total distributions declared to shareholders	$(1.86)		$(1.41)	$(1.31)	$(1.00)	$(0.46)	$(0.56)
Net asset value, end of period	$16.44		$19.50	$20.02	$19.10	$19.55	$18.00
Total return (%) (k)(s)	(6.74	)(n)	4.32	12.22	3.02	11.47 (b)	17.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.72	(a)	0.70	0.71	0.71	0.70	0.71
Net investment income	2.89	(a)	2.67	2.81	2.52	2.60	2.52
Portfolio turnover	23		60	48	42	67	65
Net assets at end of period (000 Omitted)	$831,771		$1,013,465	$1,210,549	$1,370,782	$1,571,550	$1,618,983

See Notes to Financial Statements

15

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$19.33		$19.86	$18.97	$19.43	$17.92	$15.85
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.48	$0.49	$0.43	$0.43	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(1.46)		0.36	1.67	0.08	1.51	2.24
Total from investment operations	$(1.22)		$0.84	$2.16	$0.51	$1.94	$2.60
Less distributions declared to shareholders
From net investment income	$(0.55)		$(0.56)	$(0.50)	$(0.48)	$(0.43)	$(0.53)
From net realized gain on investments	(1.26)		(0.81)	(0.77)	(0.49)	—	—
Total distributions declared to shareholders	$(1.81)		$(1.37)	$(1.27)	$(0.97)	$(0.43)	$(0.53)
Net asset value, end of period	$16.30		$19.33	$19.86	$18.97	$19.43	$17.92
Total return (%) (k)(s)	(6.89	)(n)	4.07	11.91	2.81	11.14 (b)	16.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.97	(a)	0.95	0.96	0.96	0.95	0.95
Net investment income	2.65	(a)	2.42	2.58	2.28	2.39	2.20
Portfolio turnover	23		60	48	42	67	65
Net assets at end of period (000 Omitted)	$897,315		$994,977	$903,202	$770,453	$548,069	$300,220

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or

17

Notes to Financial Statements (unaudited) – continued

other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$974,004,370	$774,960,342	$—	$1,748,964,712
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $27,434,372. These loans were collateralized by cash of $24,851,100 and U.S. Treasury obligations of $3,245,671.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

18

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$67,080,618
Long-term capital gain	76,159,354
Total Distributions	$143,239,972

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$1,730,641,282
Gross appreciation	125,727,111
Gross depreciation	(107,403,681)
Net unrealized appreciation (depreciation)	$18,323,430

As of 12/31/07
Undistributed ordinary income	$73,715,608
Undistributed long-term capital gain	104,992,120
Post-October capital loss deferral	(16,017,276)
Other temporary differences	(299,204)
Net unrealized appreciation (depreciation)	141,342,277

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders

19

Notes to Financial Statements (unaudited) – continued

based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $700 million of average daily net assets	0.675%
Average daily net assets in excess of $1 billion	0.60%

The management fee incurred for the six moths ended June 30, 2008 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the funds operating expenses, exclusive of certain fees and expenses, such that total fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expense is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment advisor has voluntarily agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay a portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0242% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $6,846 and is included in miscellaneous expense on the Statement of Operations.

20

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$67,195,839	$154,670,642
Investments (non-U.S. Government securities)	$348,678,393	$373,479,032

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	111,299	$2,052,188	413,104	$8,334,688
Service Class	1,529,392	28,226,661	5,705,441	112,652,944
	1,640,691	$30,278,849	6,118,545	$120,987,632
Shares issued to shareholders in reinvestment of distributions
Initial Class	5,025,962	$87,803,568	4,011,068	$79,699,926
Service Class	5,246,335	90,918,990	3,220,479	63,540,046
	10,272,297	$178,722,558	7,231,547	$143,239,972
Shares reacquired
Initial Class	(6,512,143)	$(119,067,112)	(12,933,693)	$(257,546,785)
Service Class	(3,211,315)	(58,574,439)	(2,937,252)	(57,991,748)
	(9,723,458)	$(177,641,551)	(15,870,945)	$(315,538,533)
Net change
Initial Class	(1,374,882)	$(29,211,356)	(8,509,521)	$(169,512,171)
Service Class	3,564,412	60,571,212	5,988,668	118,201,242
	2,189,530	$31,359,856	(2,520,853)	$(51,310,929)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $4,820 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

21

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

22

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Utilities Portfolio
(formerly Utilities Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
UTS-SEM

MFS® UTILITIES PORTFOLIO

(formerly Utilities Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.
For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc.	3.9%
Equitable Resources, Inc.	3.2%
E.ON AG	2.8%
El Paso Corp.	2.7%
Sempra Energy	2.7%
AT&T, Inc.	2.3%
Williams Cos., Inc.	2.3%
Rogers Communications, Inc., ”B”	2.1%
Telefonica S.A.	2.1%
Edison International	2.1%

Top five industries (i)
Utilities-Electric Power	45.3%
Telephone Services	13.0%
Telecommunications-Wireless	12.7%
Natural Gas-Distribution	10.8%
Natural Gas-Pipeline	6.6%

Country weightings (i)
United States	64.5%
Spain	4.7%
United Kingdom	3.8%
Canada	3.7%
Germany	3.7%
Brazil	3.3%
Mexico	3.1%
Russia	1.9%
France	1.8%
Other Countries	9.5%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector less then 0%.

(o)	Less than 0.1%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.84%	$1,000.00	$982.15	$4.14
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$980.76	$5.37
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.5%
Broadcasting – 0.9%
Grupo Televisa S.A., ADR	170,900	$4,036,657

Cable TV – 3.7%
Comcast Corp., “Special A”	172,550	$3,237,037
DIRECTV Group, Inc. (a)(l)	97,400	2,523,633
Megacable Holdings (a)	644,810	1,875,448
Net Servicos de Comunicacao S.A., IPS (a)	119,019	1,513,079
Time Warner Cable, Inc. (a)(l)	304,400	8,060,511

		$17,209,708

Energy – Independent – 1.4%
Chesapeake Energy Corp. (l)	4,000	$263,840
Peabody Energy Corp.	13,300	1,171,065
Talisman Energy, Inc.	120,900	2,682,575
XTO Energy, Inc.	34,250	2,346,468

		$6,463,948

Energy – Integrated – 2.3%
Chevron Corp.	25,500	$2,527,815
Marathon Oil Corp.	36,500	1,893,255
OAO Gazprom, ADR	76,100	4,405,167
TOTAL S.A.	19,400	1,656,135

		$10,482,372

Internet – 0.3%
Iliad S.A. (l)	14,561	$1,411,632

Natural Gas – Distribution – 10.8%
AGL Resources, Inc.	25,160	$870,033
Energen Corp.	36,600	2,855,898
Equitable Resources, Inc.	212,400	14,668,344
MDU Resources Group, Inc.	161,900	5,643,834
Questar Corp.	110,100	7,821,504
Sempra Energy	215,800	12,181,910
Spectra Energy Corp.	198,100	5,693,394

		$49,734,917

Natural Gas – Pipeline – 5.7%
El Paso Corp. (l)	573,800	$12,474,412
Enagas S.A.	107,974	3,054,073
Williams Cos., Inc.	260,417	10,497,409

		$26,025,894

Oil Services – 2.7%
Baker Hughes, Inc.	10,900	$952,006
Halliburton Co.	123,400	6,548,838
National Oilwell Varco, Inc. (a)	10,900	967,048
Noble Corp.	27,900	1,812,384
Schlumberger Ltd.	21,800	2,341,974

		$12,622,250

Telecommunications – Wireless – 12.7%
America Movil S.A.B. de C.V., “L”, ADR	161,700	$8,529,675
Bharti Tele-Ventures Ltd. (a)	72,700	1,218,707
Cellcom Israel Ltd.	180,620	6,179,010

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
Hutchison Telecommunications International Ltd.	2,162,000	$3,066,726
Mobile TeleSystems OJSC, ADR	56,600	4,336,126
MTN Group Ltd.	153,600	2,434,720
NII Holdings, Inc. “B” (a)(l)	173,300	8,230,017
Philippine Long Distance Telephone Co.	30,800	1,643,078
Philippine Long Distance Telephone Co., ADR	36,500	1,949,830
Rogers Communications, Inc., “B”	253,800	9,866,190
Tim Participacoes S.A., ADR (l)	97,600	2,774,768
Vodafone Group PLC	2,666,000	7,861,494

		$58,090,341

Telephone Services – 13.0%
AT&T, Inc.	315,900	$10,642,671
Deutsche Telekom AG	65,500	1,072,925
Embarq Corp.	172,200	8,139,894
Qwest Communications International, Inc. (l)	816,600	3,209,238
Royal KPN N.V.	303,200	5,185,247
Telecom Argentina S.A., ADR (a)(l)	177,000	2,522,250
Telefonica S.A.	361,100	9,547,128
Telenor A.S.A. (l)	240,200	4,505,637
Telkom SA Ltd.	96,100	1,803,542
TELUS Corp.	106,880	4,357,541
Verizon Communications, Inc.	189,600	6,711,840
Windstream Corp.	162,955	2,010,865

		$59,708,778

Utilities – Electric Power – 44.0%
Acciona S.A. (l)	9,200	$2,171,308
AES Corp. (a)	432,900	8,316,009
AES Tiete S.A., IPS	405,254	4,289,074
Allegheny Energy, Inc.	140,500	7,040,455
American Electric Power Co., Inc.	215,100	8,653,473
CEZ AS	82,600	7,330,773
CMS Energy Corp. (l)	562,100	8,375,290
Constellation Energy Group, Inc.	82,000	6,732,200
Dominion Resources, Inc. (l)	110,900	5,266,641
DPL, Inc. (l)	209,000	5,513,420
DTE Energy Co. (l)	83,300	3,535,252
Dynegy, Inc. (a)	606,098	5,182,138
E.ON AG	64,400	12,973,654
Edison International	184,000	9,453,920
EDP Renovaveis SA (a)	99,540	1,152,337
Electricite de France	28,700	2,722,139
Eletropaulo Metropolitana S.A., IPS	284,440	6,665,672
Energias de Portugal S.A.	79,300	414,049
Enersis S.A., ADR	74,100	1,154,478
FirstEnergy Corp.	46,600	3,836,578
Fortum Corp.	17,300	876,478
FPL Group, Inc.	73,500	4,820,130
Iberdrola S.A.	96,242	1,287,016
Iberdrola S.A. (a)	173,700	1,341,407

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
International Power PLC	821,400	$7,033,680
Northeast Utilities	269,500	6,880,335
NRG Energy, Inc. (a)	421,900	18,099,510
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	22,600	2,026,133
Pepco Holdings, Inc.	67,200	1,723,680
PG&E Corp. (l)	155,500	6,171,795
Portland General Electric Co.	30,810	693,841
PPL Corp.	130,600	6,826,462
Public Service Enterprise Group, Inc.	189,200	8,689,956
Red Electrica de Espana	65,300	4,244,564
Reliant Energy, Inc. (a)	320,200	6,810,654
RWE AG	21,800	2,754,787
Scottish & Southern Energy PLC	89,100	2,488,362
Veolia Environnement S.A.	40,204	2,240,833
Wisconsin Energy Corp. (l)	20,400	922,488
Xcel Energy, Inc.	243,000	4,877,010

		$201,587,981

Total Common Stocks (Identified Cost, $406,999,803)		$447,374,478

BONDS – 0.0%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.323%, 2023 (i)(n)	$759,298	$59,261

Utilities – Electric Power – 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$191,000	$13,131

Total Bonds (Identified Cost, $216,232)		$72,392

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 2.2%
Natural Gas – Pipeline – 0.9%
El Paso Corp., 4.99%	2,490	$4,292,138

Utilities – Electric Power – 1.3%
NRG Energy, Inc., 5.75%	15,750	$5,752,530

Total Convertible Preferred Stocks (Identified Cost, $6,859,228)		$10,044,668

CONVERTIBLE BONDS – 0.7%
Energy – Independent – 0.7%
Peabody Energy Corp., 4.75%, 2066 (Identified Cost, $2,138,381)	$1,950,000	$3,219,938

Total Convertible Bonds (Identified Cost, $2,138,381)		$3,219,938

COLLATERAL FOR SECURITIES LOANED – 6.5%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	29,645,678	$29,645,678

Total Investments (Identified Cost, $445,859,322)		$490,357,154

OTHER ASSETS, LESS LIABILITIES – (6.9)%		(31,776,402)

Net Assets – 100.0%		$458,580,752

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,261, representing 0.01% of net assets.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IEU	International Equity Unit

IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

	Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
	BUY	EUR	581,739	8/20/08-8/25/08	$901,608	$913,721	$12,113
	SELL	EUR	138,882	8/25/08	218,172	218,129	43
	BUY	GBP	234,625	8/26/08	460,130	465,687	5,557
							$17,713

Depreciation
	SELL	EUR	23,196,131	8/25/08	$35,864,983	$36,432,061	$(567,078)
	BUY	EUR	709,554	8/25/08	1,114,857	1,114,432	(425)
	SELL	GBP	5,730,699	8/26/08	11,233,363	11,374,386	(141,023)
							$(708,526)

At June 30, 2008, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $40,311,773 of securities on loan (identified cost, $445,859,322)	$490,357,154
Foreign currency, at value (identified cost, $10,563)	10,491
Receivable for forward foreign currency exchange contracts	17,713
Receivable for investments sold	7,030,399
Receivable for fund shares sold	60,553
Interest and dividends receivable	1,218,599
Other assets	6,795
Total assets		$498,701,704
Liabilities
Payable to custodian	$3,594,867
Payable for forward foreign currency exchange contracts	708,526
Payable for investments purchased	2,988,394
Payable for fund shares reacquired	2,968,926
Collateral for securities loaned, at value (c)	29,645,678
Payable to affiliates
Management fee	35,962
Distribution fees	3,556
Administrative services fee	1,213
Payable for trustees’ compensation	8,828
Accrued expenses and other liabilities	165,002
Total liabilities		$40,120,952
Net assets		$458,580,752
Net assets consist of
Paid-in capital	$391,343,027
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	43,822,893
Accumulated net realized gain (loss) on investments and foreign currency transactions	18,187,985
Undistributed net investment income	5,226,847
Net assets		$458,580,752
Shares of beneficial interest outstanding		18,903,810
Initial Class shares
Net assets	$328,120,785
Shares outstanding	13,492,595
Net asset value per share		$24.32
Service Class shares
Net assets	$130,459,967
Shares outstanding	5,411,215
Net asset value per share		$24.11

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$7,566,825
Interest	465,154
Foreign taxes withheld	(479,694)
Total investment income		$7,552,285
Expenses
Management fee	$1,681,571
Distribution fees	155,532
Administrative services fee	56,869
Trustees’ compensation	26,733
Custodian fee	120,165
Shareholder communications	13,121
Auditing fees	22,023
Legal fees	3,119
Miscellaneous	21,134
Total expenses		$2,100,267
Fees paid indirectly	(1,040)
Net expenses		$2,099,227
Net investment income		$5,453,058
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$20,696,962
Foreign currency transactions	(2,455,235)
Net realized gain (loss) on investments and foreign currency transactions		$18,241,727
Change in unrealized appreciation (depreciation)
Investments (net of $18,316 decrease in deferred country tax)	$(33,915,201)
Translation of assets and liabilities in foreign currencies	(823,452)
Net unrealized gain (loss) on investments and foreign currency translation		$(34,738,653)
Net realized and unrealized gain (loss) on investments and foreign currency		$(16,496,926)
Change in net assets from operations		$(11,043,868)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$5,453,058	$10,564,614
Net realized gain (loss) on investments and foreign currency transactions	18,241,727	115,471,737
Net unrealized gain (loss) on investments and foreign currency translation	(34,738,653)	(3,614,826)
Change in net assets from operations	$(11,043,868)	$122,421,525
Distributions declared to shareholders
From net investment income
Initial Class	$(5,508,025)	$(5,212,212)
Service Class	(1,870,950)	(1,129,740)
From net realized gain on investments
Initial Class	(50,644,712)	—
Service Class	(19,570,542)	—
Total distributions declared to shareholders	$(77,594,229)	$(6,341,952)
Change in net assets from fund share transactions	$39,433,372	$(64,307,493)
Total change in net assets	$(49,204,725)	$51,772,080
Net assets
At beginning of period	507,785,477	456,013,397
At end of period (including undistributed net investment income of $5,226,847 and $7,152,764, respectively)	$458,580,752	$507,785,477

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$29.51		$23.25	$18.11	$15.61	$12.23		$9.28
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.58	$0.48	$0.31	$0.30		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		6.02	5.25	2.35	3.34		3.05
Total from investment operations	$(0.40)		$6.60	$5.73	$2.66	$3.64		$3.29
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.34)	$(0.59)	$(0.16)	$(0.26)		$(0.34)
From net realized gain on investments	(4.32)		—	—	—	—		—
Total distributions declared to shareholders	$(4.79)		$(0.34)	$(0.59)	$(0.16)	$(0.26)		$(0.34)
Net asset value, end of period	$24.32		$29.51	$23.25	$18.11	$15.61		$12.23
Total return (%) (k)(s)	(1.79	)(n)	28.53	32.35	17.23	30.37	(b)(v)	36.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.84	(a)	0.84	0.84	0.86	0.84		0.84
Net investment income	2.40	(a)	2.18	2.41	1.87	2.25		2.28
Portfolio turnover	29		90	93	96	103		134
Net assets at end of period (000 Omitted)	$328,121		$381,498	$377,354	$344,717	$328,541		$287,648

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$29.28		$23.09	$18.01	$15.53	$12.18		$9.24
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.52	$0.42	$0.27	$0.26		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		5.97	5.22	2.35	3.32		3.06
Total from investment operations	$(0.44)		$6.49	$5.64	$2.62	$3.58		$3.26
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.30)	$(0.56)	$(0.14)	$(0.23)		$(0.32)
From net realized gain on investments	(4.32)		—	—	—	—		—
Total distributions declared to shareholders	$(4.73)		$(0.30)	$(0.56)	$(0.14)	$(0.23)		$(0.32)
Net asset value, end of period	$24.11		$29.28	$23.09	$18.01	$15.53		$12.18
Total return (%) (k)(s)	(1.92	)(n)	28.24	31.96	16.97	30.01	(b)(v)	36.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.09	(a)	1.08	1.09	1.11	1.09		1.09
Net investment income	2.20	(a)	1.93	2.12	1.62	2.01		1.95
Portfolio turnover	29		90	93	96	103		134
Net assets at end of period (000 Omitted)	$130,460		$126,288	$78,660	$47,240	$32,599		$22,555

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(v)	The fund’s total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund’s ending net asset value per share, the total return for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Initial Class and the Service Class shares, respectively.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

12

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$375,538,930	$114,818,224	$—	$490,357,154
Other Financial Instruments	$—	$(690,813)	$—	$(690,813)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect

13

Notes to Financial Statements (unaudited) – continued

of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $40,311,773. These loans were collateralized by cash of $29,645,678 and U.S. Treasury obligations of $11,974,264.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary

14

Notes to Financial Statements (unaudited) – continued

overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$6,341,952

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$445,908,502
Gross appreciation	66,235,518
Gross depreciation	(21,786,866)
Net unrealized appreciation (depreciation)	$44,448,652
As of 12/31/07
Undistributed ordinary income	$7,374,019
Undistributed long-term capital gain	70,210,257
Other temporary differences	(91,058)
Net unrealized appreciation (depreciation)	78,382,604

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0245% of the fund’s average daily net assets.

15

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,686 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $132,934,662 and $159,744,756, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	175,918	$4,893,332	283,911	$7,603,251
Service Class	681,331	18,574,468	1,314,137	35,226,799
	857,249	$23,467,800	1,598,048	$42,830,050
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,247,908	$56,152,737	193,045	$5,212,212
Service Class	865,623	21,441,492	42,123	1,129,740
	3,113,531	$77,594,229	235,168	$6,341,952
Shares reacquired
Initial Class	(1,858,019)	$(49,946,315)	(3,782,213)	$(101,515,803)
Service Class	(449,216)	(11,682,342)	(449,929)	(11,963,692)
	(2,307,235)	$(61,628,657)	(4,232,142)	$(113,479,495)
Net change
Initial Class	565,807	$11,099,754	(3,305,257)	$(88,700,340)
Service Class	1,097,738	28,333,618	906,331	24,392,847
	1,663,545	$39,433,372	(2,398,926)	$(64,307,493)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,220 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Value Portfolio
(formerly Value Series)

MFS® Variable Insurance Trust II
Semiannual report

6/30/08
EIS-SEM

MFS® VALUE PORTFOLIO

(formerly Value Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.4%
TOTAL S.A., ADR	3.3%
Exxon Mobil Corp.	3.0%
Allstate Corp.	3.0%
Philip Morris International, Inc.	2.9%
MetLife, Inc.	2.3%
AT&T, Inc.	2.3%
Oracle Corp.	2.2%
Wyeth	2.0%
Johnson & Johnson	1.9%

Equity sectors
Financial Services	19.6%
Energy	16.9%
Consumer Staples	11.0%
Industrial Goods & Services	10.3%
Utilities & Communications	9.6%
Health Care	8.0%
Technology	6.4%
Retailing	4.2%
Leisure	3.5%
Basic Materials	2.9%
Autos & Housing	2.5%
Special Products & Services	2.3%
Transportation	1.0%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.84%	$1,000.00	$892.64	$3.95
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$890.88	$5.12
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Aerospace – 8.1%
Lockheed Martin Corp.	161,070	$15,891,166
Northrop Grumman Corp.	98,270	6,574,263
Raytheon Co.	16,360	920,741
United Technologies Corp.	97,970	6,044,749

		$29,430,919

Alcoholic Beverages – 1.2%
Diageo PLC	228,749	$4,204,668

Apparel Manufacturers – 1.5%
NIKE, Inc., “B”	89,810	$5,353,574

Automotive – 0.6%
Johnson Controls, Inc.	75,460	$2,164,193

Broadcasting – 2.7%
Omnicom Group, Inc.	90,020	$4,040,098
Walt Disney Co.	136,710	4,265,352
WPP Group PLC	150,620	1,451,142

		$9,756,592

Brokerage & Asset Managers – 3.8%
Deutsche Boerse AG	3,740	$419,785
Franklin Resources, Inc.	37,450	3,432,293
Goldman Sachs Group, Inc.	37,220	6,509,778
Invesco Ltd. (l)	28,100	673,838
Merrill Lynch & Co., Inc.	84,950	2,693,764

		$13,729,458

Business Services – 2.3%
Accenture Ltd., “A”	170,210	$6,930,951
Automatic Data Processing, Inc.	18,380	770,122
Western Union Co.	29,730	734,926

		$8,435,999

Chemicals – 2.1%
3M Co.	21,510	$1,496,881
PPG Industries, Inc.	105,450	6,049,666

		$7,546,547

Computer Software – 2.2%
Oracle Corp. (a)	378,610	$7,950,810

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	57,560	$2,544,728
International Business Machines Corp.	46,940	5,563,798

		$8,108,526

Construction – 1.9%
Masco Corp. (l)	187,480	$2,949,060
Sherwin-Williams Co. (l)	51,910	2,384,226
Toll Brothers, Inc. (a)(l)	79,530	1,489,597

		$6,822,883

Consumer Goods & Services – 1.2%
Procter & Gamble Co.	72,240	$4,392,914

Containers – 0.0%
Smurfit-Stone Container Corp. (a)(l)	7,930	$32,275

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 0.9%
W.W. Grainger, Inc. (l)	40,380	$3,303,084

Electronics – 1.8%
Intel Corp.	304,020	$6,530,350

Energy – Independent – 4.5%
Apache Corp.	40,940	$5,690,660
Devon Energy Corp.	54,900	6,596,784
EOG Resources, Inc.	30,120	3,951,744

		$16,239,188

Energy – Integrated – 12.4%
Chevron Corp.	69,525	$6,892,013
ConocoPhillips	57,060	5,385,893
Exxon Mobil Corp.	125,272	11,040,221
Hess Corp.	54,450	6,871,046
Marathon Oil Corp.	56,620	2,936,879
TOTAL S.A., ADR	138,140	11,779,198

		$44,905,250

Food & Beverages – 4.7%
General Mills, Inc.	58,460	$3,552,614
Kellogg Co.	110,600	5,311,012
Nestle S.A.	101,350	4,586,809
PepsiCo, Inc.	57,388	3,649,303

		$17,099,738

Food & Drug Stores – 1.2%
CVS Caremark Corp.	110,148	$4,358,556

Gaming & Lodging – 0.8%
Royal Caribbean Cruises Ltd. (l)	132,220	$2,970,983

General Merchandise – 0.8%
Macy’s, Inc.	140,580	$2,730,064

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	57,310	$1,504,388
WellPoint, Inc. (a)	44,740	2,132,308

		$3,636,696

Insurance – 8.2%
Allstate Corp.	238,470	$10,871,847
Aon Corp.	26,940	1,237,624
Chubb Corp.	45,900	2,249,559
Genworth Financial, Inc., “A”	136,470	2,430,531
Hartford Financial Services Group, Inc.	35,430	2,287,715
MetLife, Inc.	161,180	8,505,469
Prudential Financial, Inc.	36,520	2,181,705

		$29,764,450

Machinery & Tools – 1.3%
Eaton Corp.	21,680	$1,842,150
Ingersoll-Rand Co. Ltd., “A”	52,520	1,965,824
Timken Co.	29,040	956,578

		$4,764,552

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 6.7%
Bank of America Corp.	205,474	$4,904,664
Bank of New York Mellon Corp.	173,965	6,581,096
JPMorgan Chase & Co.	34,240	1,174,774
PNC Financial Services Group, Inc.	59,540	3,399,734
State Street Corp.	86,910	5,561,371
SunTrust Banks, Inc. (l)	73,930	2,677,745

		$24,299,384

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	24,350	$566,381

Other Banks & Diversified Financials – 0.9%
American Express Co.	40,810	$1,537,313
UBS AG (a)	76,488	1,583,806

		$3,121,119

Pharmaceuticals – 7.0%
Abbott Laboratories	30,100	$1,594,397
GlaxoSmithKline PLC	106,660	2,359,137
Johnson & Johnson	108,090	6,954,511
Merck & Co., Inc.	154,320	5,816,321
Pfizer, Inc.	91,710	1,602,174
Wyeth	148,690	7,131,172

		$25,457,712

Railroad & Shipping – 1.0%
Burlington Northern Santa Fe Corp.	34,970	$3,493,153

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc. (l)	21,427	$2,118,273
Praxair, Inc.	9,450	890,568

		$3,008,841

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	18,240	$708,259
Staples, Inc.	80,840	1,919,950

		$2,628,209

Telecommunications – Wireless – 1.2%
Rogers Communications, Inc., “B”	23,800	$925,198
Vodafone Group PLC	1,144,447	3,374,742

		$4,299,940

Telephone Services – 3.0%
AT&T, Inc.	242,220	$8,160,392
Embarq Corp.	27,834	1,315,713
Verizon Communications, Inc.	41,620	1,473,348

		$10,949,453

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 3.9%
Altria Group, Inc.	89,000	$1,829,840
Lorillard, Inc. (a)	26,010	1,798,852
Philip Morris International, Inc.	214,410	10,589,710

		$14,218,402

Utilities – Electric Power – 5.4%
Dominion Resources, Inc.	108,358	$5,145,921
Entergy Corp.	27,110	3,266,213
FPL Group, Inc.	48,880	3,205,550
PG&E Corp. (l)	57,120	2,267,093
PPL Corp.	48,810	2,551,299
Public Service Enterprise Group, Inc.	68,920	3,165,496

		$19,601,572

Total Common Stocks (Identified Cost, $300,928,602)		$355,876,435

SHORT-TERM OBLIGATIONS – 1.5%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$5,424,000	$5,424,000

COLLATERAL FOR SECURITIES LOANED – 4.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	14,710,453	$14,710,453

Total Investments (Identified Cost, $321,063,055)		$376,010,888

OTHER ASSETS, LESS LIABILITIES – (3.7)%		(13,462,839)

Net Assets – 100.0%		$362,548,049

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $17,310,001 of securities on loan (identified cost, $321,063,055)	$376,010,888
Cash	902
Foreign currency, at value (identified cost, $3,943)	3,912
Receivable for investments sold	1,130,201
Receivable for fund shares sold	3,579,105
Interest and dividends receivable	671,659
Other assets	4,855
Total assets		$381,401,522
Liabilities
Payable for investments purchased	$2,942,903
Payable for fund shares reacquired	1,024,852
Collateral for securities loaned, at value (c)	14,710,453
Payable to affiliates
Management fee	29,472
Distribution fees	4,340
Administrative services fee	964
Payable for trustees’ compensation	7,541
Accrued expenses and other liabilities	132,948
Total liabilities		$18,853,473
Net assets		$362,548,049
Net assets consist of
Paid-in capital	$306,477,273
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	54,950,276
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(1,504,631)
Undistributed net investment income	2,625,131
Net assets		$362,548,049
Shares of beneficial interest outstanding		25,649,553
Initial Class shares
Net assets	$199,444,312
Shares outstanding	14,068,599
Net asset value per share		$14.18
Service Class shares
Net assets	$163,103,737
Shares outstanding	11,580,954
Net asset value per share		$14.08

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$4,278,790
Interest	121,024
Foreign taxes withheld	(56,284)
Total investment income		$4,343,530
Expenses
Management fee	$1,372,371
Distribution fees	173,826
Administrative services fee	44,918
Trustees’ compensation	21,446
Custodian fee	46,339
Shareholder communications	11,281
Auditing fees	20,994
Legal fees	2,994
Miscellaneous	19,283
Total expenses		$1,713,452
Fees paid indirectly	(5)
Net expenses		$1,713,447
Net investment income		$2,630,083
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(217,975)
Foreign currency transactions	2,878
Net realized gain (loss) on investments and foreign currency transactions		$(215,097)
Change in unrealized appreciation (depreciation)
Investments	$(46,712,189)
Translation of assets and liabilities in foreign currencies	5,362
Net unrealized gain (loss) on investments and foreign currency translation		$(46,706,827)
Net realized and unrealized gain (loss) on investments and foreign currency		$(46,921,924)
Change in net assets from operations		$(44,291,841)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment income	$2,630,083	$5,994,983
Net realized gain (loss) on investments and foreign currency transactions	(215,097)	53,104,386
Net unrealized gain (loss) on investments and foreign currency translation	(46,706,827)	(23,653,970)
Change in net assets from operations	$(44,291,841)	$35,445,399
Distributions declared to shareholders
From net investment income
Initial Class	$(3,747,704)	$(4,956,730)
Service Class	(2,247,240)	(1,958,742)
From net realized gain on investments
Initial Class	(31,412,527)	(18,004,251)
Service Class	(21,883,109)	(8,308,499)
Total distributions declared to shareholders	$(59,290,580)	$(33,228,222)
Change in net assets from fund share transactions	$56,578,939	$(57,093,670)
Total change in net assets	$(47,003,482)	$(54,876,493)
Net assets
At beginning of period	409,551,531	464,428,024
At end of period (including undistributed net investment income of $2,625,131 and $5,989,992, respectively)	$362,548,049	$409,551,531

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$18.78		$18.70	$16.30	$15.51	$13.61	$11.05
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.28	$0.24	$0.21	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(1.90)		1.22	3.04	0.77	1.87	2.56
Total from investment operations	$(1.77)		$1.49	$3.32	$1.01	$2.08	$2.75
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.30)	$(0.27)	$(0.22)	$(0.18)	$(0.19)
From net realized gain on investments	(2.53)		(1.11)	(0.65)	—	—	—
Total distributions declared to shareholders	$(2.83)		$(1.41)	$(0.92)	$(0.22)	$(0.18)	$(0.19)
Net asset value, end of period	$14.18		$18.78	$18.70	$16.30	$15.51	$13.61
Total return (%) (k)(s)	(10.74	)(n)	7.92	20.96	6.60	15.52 (b)	25.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.84	(a)	0.83	0.86	0.85	0.83	0.84
Net investment income	1.52	(a)	1.40	1.62	1.51	1.53	1.65
Portfolio turnover	23		25	26	22	36	57
Net assets at end of period (000 Omitted)	$199,444		$267,967	$323,094	$319,952	$339,705	$310,818

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$18.66		$18.59	$16.21	$15.43	$13.56	$11.01
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.23	$0.20	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.90)		1.22	3.02	0.77	1.85	2.56
Total from investment operations	$(1.79)		$1.44	$3.25	$0.97	$2.03	$2.72
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.26)	$(0.22)	$(0.19)	$(0.16)	$(0.17)
From net realized gain on investments	(2.53)		(1.11)	(0.65)	—	—	—
Total distributions declared to shareholders	$(2.79)		$(1.37)	$(0.87)	$(0.19)	$(0.16)	$(0.17)
Net asset value, end of period	$14.08		$18.66	$18.59	$16.21	$15.43	$13.56
Total return (%) (k)(s)	(10.91	)(n)	7.67	20.66	6.34	15.18 (b)	25.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.09	(a)	1.08	1.11	1.10	1.08	1.09
Net investment income	1.31	(a)	1.16	1.37	1.27	1.28	1.39
Portfolio turnover	23		25	26	22	36	57
Net assets at end of period (000 Omitted)	$163,104		$141,584	$141,334	$126,809	$119,496	$83,780

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

11

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$342,483,154	$33,527,734	$—	$376,010,888
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $17,310,001. These loans were collateralized by cash of $14,710,453 and U.S. Treasury obligations of $3,028,000.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$7,811,648
Long-term capital gain	25,416,574
Total distributions	$33,228,222

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$322,314,925
Gross appreciation	76,977,002
Gross depreciation	(23,281,039)
Net unrealized appreciation (depreciation)	$53,695,963

As of 12/31/07
Undistributed ordinary income	8,683,703
Undistributed long-term capital gain	50,591,730
Other temporary differences	(30,388)
Net unrealized appreciation (depreciation)	100,408,152

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

13

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2008, was equivalent to an annual effective rate of 0.75% of the funds average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that the total operating expenses of the fund do not exceed 0.90% for the Initial Class shares and 1.15% for the Service Class shares, based on the average daily net assets of each share class. This written agreement will continue through April 30, 2010 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the fund’s Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2008, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0246% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,335 and is included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $83,746,628 and $90,345,964, respectively.

14

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	151,191	$2,393,910	230,880	$4,385,870
Service Class	2,887,024	46,576,758	441,487	8,316,726
	3,038,215	$48,970,668	672,367	$12,702,596
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,264,020	$35,160,231	1,215,510	$22,960,981
Service Class	1,563,859	24,130,349	546,130	10,267,241
	3,827,879	$59,290,580	1,761,640	$33,228,222
Shares reacquired
Initial Class	(2,615,334)	$(43,727,897)	(4,454,852)	$(84,197,974)
Service Class	(459,029)	(7,954,412)	(1,001,443)	(18,826,514)
	(3,074,363)	$(51,682,309)	(5,456,295)	$(103,024,488)
Net change
Initial Class	(200,123)	$(6,173,756)	(3,008,462)	$(56,851,123)
Service Class	3,991,854	62,752,695	(13,826)	(242,547)
	3,791,731	$56,578,939	(3,022,288)	$(57,093,670)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $940 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS VARIABLE INSURANCE TRUST II

By (Signature and Title) *	/s/ ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title) *	/s/ MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

*	Print name and title of each signing officer under his or her signature.